UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report MARCH 31, 2019

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
IVY FUNDS

Ivy Apollo Multi-Asset Income Fund	IMAAX		IMACX		IMAIX	IMURX		IMAYX

Ivy Apollo Strategic Income Fund	APOX		ICPOX		IIPOX	IRPOX		IYPOX

Ivy California Municipal High Income Fund	IMHAX		IMHCX		IMHIX			IMHYX

Ivy Cash Management Fund	IAAXX	IABXX	IACXX

Ivy Corporate Bond Fund	IBJAX	IBJBX	IBJCX	IBJEX	IBJIX	IBJNX	IBJRX	IBJYX

Ivy Crossover Credit Fund	ICKAX			ICKEX	ICKIX	ICKNX	ICKRX	ICKYX

Ivy Government Securities Fund	IGJAX	IGJBX	IGJCX	IGJEX	IGJIX	IGJNX	IGJRX	IGJYX

Ivy International Small Cap Fund	IVJAX		IVJCX		IVJIX	IVJRX		IVJYX

Ivy Pictet Emerging Markets Local Currency Debt Fund	IECAX		IECCX	IECEX	IECIX	IMMCX	IECRX	IECYX

Ivy Pictet Targeted Return Bond Fund	IRBAX		IRBCX		IRBIX	IRBRX		IRBYX

Ivy PineBridge High Yield Fund	IPNAX				IPNIX	IPNNX	IPNRX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), paper copies of the Funds’ Annual and Semiannual Shareholder Reports no longer will be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Ivy Investments website (www.ivyinvestments.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (e.g., a broker-dealer or bank) or, if you are a direct investor, by calling 1-888-923-3355 or by enrolling at www.ivyinvestments.com.

You may elect to receive all future reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you may call 1-888-923-3355 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper format will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund Complex if you invest directly with the Funds.

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2019 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

We saw two distinct halves to this fiscal period. The latter part of 2018 brought dramatic market volatility, while early 2019 brought a reversal and solid rally. The U.S. stock market, which had hit record highs during 2018, concluded the year with the worst quarter for U.S. equities since 2011. Then, over the first calendar quarter of 2019, the S&P 500 Index turned in its best quarter since 2009, with major U.S. stock indexes approaching record highs again.

While investors continue to ride the ups and downs, one aspect that has stayed constant is uncertainty. Trade disputes, geopolitical tensions and slowing global growth rates all remain capable of rattling the financial markets.

The U.S. Federal Reserve (Fed) has indicated that short-term interest rates are close to what it believes to be neutral, meaning that policy is neither loose nor restrictive. Certainly, the more dovish stance by the Fed, with its pivot away from the steady interest rate increases of 2018, has helped with market sentiment, as has the accommodative position of the European Central Bank.

Global stocks are rising as inflation remains contained and economic growth around the world slows. The overall sluggish pace of economic expansion, particularly in the eurozone, has led us to revisit our global growth forecast for the year. However, we believe headway on a number of key issues could lead to an uptick in growth later this year. While we project U.S. GDP growth around 2.5% for the year, it’s clear that the waning effect of tax cuts and fiscal stimulus, along with the trade dispute between the U.S. and China, continue to weigh on economic activity. Nonetheless, there is confidence that a recession will be averted. It does look like the global economy could improve in the back half of the year, which would lead to better earnings growth in the second half, perhaps helping to sustain the stock rally.

Emerging markets faced multiple headwinds over the fiscal year, namely a strong dollar, China’s focus on deleveraging and regulations, trade wars, volatile energy prices and increased geopolitical risks. By comparison, U.S. equities broadly have benefitted from a more attractive growth rate, which was the result of tax reform, lower regulatory pressures and repatriation of overseas earnings.

Looking ahead, while we believe volatility remains possible, the landscape should present more selective opportunities for investors. As we review those opportunities, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors.

We believe it is important to stay focused on the merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and every investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Economic Snapshot

	3/31/2019	9/30/2018
S&P 500 Index	2,834.40	2,913.98
MSCI EAFE Index	1,875.43	1,973.60
10-Year Treasury Yield	2.41%	3.05%
U.S. unemployment rate	3.8%	3.7%
30-year fixed mortgage rate	4.06%	4.72%
Oil price per barrel	$60.14	$73.25

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2019	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2019.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*
Ivy Apollo Multi-Asset Income Fund
Class A	$1,000	$1,007.10	$6.02	$1,000	$1,018.97	$6.06	1.20%
Class C	$1,000	$1,003.50	$9.72	$1,000	$1,015.28	$9.77	1.94%
Class I	$1,000	$1,009.20	$3.72	$1,000	$1,021.19	$3.74	0.75%
Class N	$1,000	$1,008.40	$3.72	$1,000	$1,021.19	$3.74	0.75%
Class Y	$1,000	$1,007.20	$5.82	$1,000	$1,019.14	$5.86	1.16%

4	SEMIANNUAL REPORT	2019

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*
Ivy Apollo Strategic Income Fund
Class A	$1,000	$1,021.90	$5.36	$1,000	$1,019.65	$5.35	1.06%
Class C	$1,000	$1,017.20	$9.28	$1,000	$1,015.71	$9.27	1.85%
Class I	$1,000	$1,023.10	$3.34	$1,000	$1,021.59	$3.34	0.67%
Class N	$1,000	$1,023.10	$3.34	$1,000	$1,021.59	$3.34	0.67%
Class Y	$1,000	$1,022.00	$5.16	$1,000	$1,019.79	$5.15	1.03%
Ivy California Municipal High Income Fund
Class A	$1,000	$1,038.90	$4.08	$1,000	$1,020.94	$4.04	0.80%
Class C	$1,000	$1,034.50	$8.44	$1,000	$1,016.68	$8.37	1.66%
Class I	$1,000	$1,039.90	$3.06	$1,000	$1,021.94	$3.03	0.60%
Class Y	$1,000	$1,038.90	$4.08	$1,000	$1,020.94	$4.04	0.80%
Ivy Cash Management Fund
Class A	$1,000	$1,009.40	$3.52	$1,000	$1,021.41	$3.54	0.71%
Class B**	$1,000	$1,005.20	$7.62	$1,000	$1,017.31	$7.67	1.53%
Class C	$1,000	$1,004.60	$8.32	$1,000	$1,016.67	$8.37	1.66%
Ivy Corporate Bond Fund
Class A	$1,000	$1,045.90	$5.22	$1,000	$1,019.83	$5.15	1.02%
Class B**	$1,000	$1,037.10	$13.04	$1,000	$1,012.09	$12.88	2.58%
Class C	$1,000	$1,041.20	$9.80	$1,000	$1,015.34	$9.67	1.92%
Class E	$1,000	$1,047.00	$4.09	$1,000	$1,020.92	$4.04	0.80%
Class I	$1,000	$1,047.40	$3.58	$1,000	$1,021.43	$3.54	0.70%
Class N	$1,000	$1,048.40	$2.77	$1,000	$1,022.19	$2.73	0.55%
Class R	$1,000	$1,044.50	$6.54	$1,000	$1,018.53	$6.46	1.28%
Class Y	$1,000	$1,046.30	$4.81	$1,000	$1,020.19	$4.75	0.95%
Ivy Crossover Credit Fund
Class A	$1,000	$1,050.40	$4.61	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$1,050.40	$4.61	$1,000	$1,020.43	$4.55	0.90%
Class I	$1,000	$1,051.80	$3.28	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$1,051.80	$3.28	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$1,047.00	$7.16	$1,000	$1,017.98	$7.06	1.39%
Class Y	$1,000	$1,050.40	$4.61	$1,000	$1,020.44	$4.55	0.90%
Ivy Government Securities Fund
Class A	$1,000	$1,042.80	$5.11	$1,000	$1,019.98	$5.05	0.99%
Class B**	$1,000	$1,036.70	$10.79	$1,000	$1,014.35	$10.68	2.12%
Class C	$1,000	$1,038.00	$9.48	$1,000	$1,015.61	$9.37	1.87%
Class E	$1,000	$1,043.60	$4.29	$1,000	$1,020.70	$4.24	0.85%
Class I	$1,000	$1,044.30	$3.68	$1,000	$1,021.36	$3.64	0.72%
Class N	$1,000	$1,044.90	$3.07	$1,000	$1,021.91	$3.03	0.61%
Class R	$1,000	$1,041.10	$6.84	$1,000	$1,018.26	$6.76	1.34%
Class Y	$1,000	$1,042.10	$5.11	$1,000	$1,019.98	$5.05	0.99%

2019	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*
Ivy International Small Cap Fund
Class A	$1,000	$904.50	$6.67	$1,000	$1,017.95	$7.06	1.41%
Class C	$1,000	$901.50	$10.17	$1,000	$1,014.27	$10.78	2.14%
Class I	$1,000	$906.40	$4.67	$1,000	$1,019.99	$4.95	0.99%
Class N	$1,000	$906.20	$4.67	$1,000	$1,019.99	$4.95	0.99%
Class Y	$1,000	$904.50	$6.76	$1,000	$1,017.86	$7.16	1.41%
Ivy Pictet Emerging Markets Local Currency Debt Fund
Class A	$1,000	$1,031.70	$6.10	$1,000	$1,018.93	$6.06	1.20%
Class C	$1,000	$1,027.30	$9.33	$1,000	$1,015.72	$9.27	1.85%
Class E	$1,000	$1,030.50	$5.28	$1,000	$1,019.68	$5.25	1.05%
Class I	$1,000	$1,032.70	$4.07	$1,000	$1,020.94	$4.04	0.80%
Class N	$1,000	$1,032.70	$4.07	$1,000	$1,020.94	$4.04	0.80%
Class R	$1,000	$1,029.40	$7.61	$1,000	$1,017.45	$7.57	1.50%
Class Y	$1,000	$1,030.40	$6.09	$1,000	$1,018.93	$6.06	1.20%
Ivy Pictet Targeted Return Bond Fund
Class A	$1,000	$1,033.50	$6.20	$1,000	$1,018.84	$6.16	1.22%
Class C	$1,000	$1,029.70	$9.64	$1,000	$1,015.38	$9.57	1.91%
Class I	$1,000	$1,034.70	$5.09	$1,000	$1,019.94	$5.05	1.00%
Class N	$1,000	$1,034.90	$4.38	$1,000	$1,020.59	$4.34	0.87%
Class Y	$1,000	$1,033.50	$6.20	$1,000	$1,018.84	$6.16	1.22%
Ivy PineBridge High Yield Fund
Class A	$1,000	$1,023.60	$5.06	$1,000	$1,019.94	$5.05	1.00%
Class I	$1,000	$1,023.90	$3.64	$1,000	$1,021.34	$3.64	0.72%
Class N	$1,000	$1,024.90	$3.64	$1,000	$1,021.34	$3.64	0.72%
Class R	$1,000	$1,021.50	$7.38	$1,000	$1,017.59	$7.36	1.47%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2019, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY APOLLO MULTI-ASSET INCOME FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	47.0%
Real Estate	9.1%
Financials	7.4%
Energy	5.9%
Consumer Staples	5.6%
Industrials	4.6%
Health Care	4.3%
Utilities	2.8%
Information Technology	2.6%
Communication Services	1.8%
Materials	1.8%
Consumer Discretionary	1.1%
Warrants	0.0%
Bonds	44.5%
Corporate Debt Securities	25.2%
Loans	15.7%
Asset-Backed Securities	2.3%
Mortgage-Backed Securities	1.3%
Other Government Securities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.5%

Country Weightings

North America	56.5%
United States	52.9%
Canada	3.5%
Other North America	0.1%
Europe	25.0%
United Kingdom	5.6%
France	5.0%
Netherlands	3.9%
Other Europe	10.5%
Pacific Basin	7.9%
Bahamas/Caribbean	2.0%
South America	0.1%
Other	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Royal Dutch Shell plc, Class A	Netherlands	Energy	Integrated Oil & Gas
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Total S.A.	France	Energy	Integrated Oil & Gas
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Procter & Gamble Co. (The)	United States	Consumer Staples	Household Products
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Tokio Marine Holdings, Inc.	Japan	Financials	Property & Casualty Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	—	*	$1

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)(C)	9		24
Altice USA, Inc., Class A	4		80

			104

Integrated Telecommunication Services – 1.7%
Orange S.A. (B)	237		3,859
Verizon Communications, Inc.	69		4,083

			7,942

Wireless Telecommunication Service – 0.1%
SBA Communications Corp. (A)	3		590

Total Communication Services – 1.8%			8,637
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(D)	1		29

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy – Louis Vuitton (B)	5		1,801

Education Services – 0.0%
Laureate Education, Inc., Class A (A)	11		160

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	10		1,996

Homebuilding – 0.2%
Bellway plc (B)	22		875

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd. ADR (A)	35		562

Total Consumer Discretionary – 1.1%			5,423
Consumer Staples

Household Products – 1.1%
Procter & Gamble Co. (The)	47		4,877

Hypermarkets & Super Centers – 0.7%
Wal-Mart Stores, Inc.	33		3,205

Packaged Foods & Meats – 1.8%
Mowi ASA (B)(C)	81		1,799
Nestle S.A., Registered Shares (B)	67		6,420

			8,219

Personal Products – 0.7%
Unilever plc (B)	57		3,278

Tobacco – 1.3%
British American Tobacco plc (B)	67		2,792

COMMON STOCKS (Continued)	Shares	Value
Tobacco (Continued)
Philip Morris International, Inc.	37	$3,245

		6,037

Total Consumer Staples – 5.6%		25,616
Energy

Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co. (A)(D)	7	91

Integrated Oil & Gas – 4.8%
Chevron Corp.	33	4,101
PJSC LUKOIL ADR (A)(B)	28	2,537
Royal Dutch Shell plc, Class A (B)	220	6,912
Suncor Energy, Inc.	86	2,797
Total S.A. (B)	97	5,423

		21,770

Oil & Gas Exploration & Production – 0.8%
CNOOC Ltd. (B)	1,980	3,687

Total Energy – 5.6%		25,548
Financials

Asset Management & Custody Banks – 0.5%
3i Group plc (B)	178	2,286

Diversified Banks – 3.8%
Banco Santander S.A. (B)	564	2,618
Bank of Montreal (B)	49	3,691
BNP Paribas S.A. (B)	71	3,392
BOC Hong Kong (Holdings) Ltd. (B)	820	3,404
DBS Group Holdings Ltd. (B)	128	2,384
ING Groep N.V., Certicaaten Van Aandelen (B)	176	2,135

		17,624

Other Diversified Financial Services – 1.0%
Citigroup, Inc.	48	2,996
JPMorgan Chase & Co.	17	1,721

		4,717

Property & Casualty Insurance – 1.0%
Tokio Marine Holdings, Inc. (B)	93	4,515

Regional Banks – 0.4%
KeyCorp	112	1,760

Total Financials – 6.7%		30,902
Health Care

Health Care Equipment – 0.7%
Medtronic plc	36	3,271

Pharmaceuticals – 3.6%
Advanz Pharma Corp. (A)(B)	6	108
AstraZeneca plc (B)	58	4,606
Pfizer, Inc.	154	6,556

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals (Continued)
Roche Holdings AG, Genusscheine (B)	21	$5,729

		16,999

Total Health Care – 4.3%		20,270
Industrials

Aerospace & Defense – 2.2%
BAE Systems plc (B)	495	3,111
Boeing Co. (The)	5	1,812
Lockheed Martin Corp.	17	5,191

		10,114

Construction & Engineering – 0.8%
Vinci (B)	38	3,728

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	13	1,802

Electrical Components & Equipment – 0.5%
Eaton Corp.	27	2,190

Industrial Conglomerates – 0.7%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	83	3,404

Total Industrials – 4.6%		21,238
Information Technology

Semiconductor Equipment – 0.5%
Tokyo Electron Ltd. (B)(C)	15	2,238

Semiconductors – 0.7%
Intel Corp.	57	3,071

Systems Software – 0.4%
Microsoft Corp.	15	1,778

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co. Ltd. (B)	116	4,575

Total Information Technology – 2.6%		11,662
Materials

Construction Materials – 0.4%
CRH plc (B)	60	1,864

Diversified Chemicals – 0.6%
Eastman Chemical Co.	37	2,842

Diversified Metals & Mining – 0.7%
Anglo American plc (B)	131	3,512

Forest Products – 0.1%
Weyerhaeuser Co.	11	297

Total Materials – 1.8%		8,515

8	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Real Estate

Diversified Real Estate Activities – 1.3%
CoreSite Realty Corp.	3		$274
Heiwa Real Estate Co. Ltd. (B)	27		523
MCUBS MidCity Investment Corp. (B)	—	*	113
Mitsubishi Estate Co. Ltd. (B)	121		2,196
Mitsui Fudosan Co. Ltd. (B)	27		252
Mitsui Fudosan Co. Ltd. (B)	54		1,360
Sun Hung Kai Properties Ltd. (B)	65		1,116

			5,834

Diversified REITs – 0.8%
British Land Co. plc (The) (B)	46		356
Cominar Real Estate Investment Trust (B)	13		111
Dexus (B)	53		483
Gecina (B)	4		537
GPT Group (B)	88		390
H&R Real Estate Investment Trust (B)	9		152
Land Securities Group plc (B)	55		659
Lar Espana Real Estate Socimi S.A. (B)	29		242
Merlin Properties Socimi S.A. (B)	11		149
NSI N.V. (B)	6		260
VEREIT, Inc.	51		423

			3,762

Health Care REITs – 0.5%
Healthcare Trust of America, Inc., Class A	14		393
National Health Investors, Inc.	5		416
Ventas, Inc.	20		1,272
Welltower, Inc.	1		84

			2,165

Hotel & Resort REITs – 0.3%
Park Hotels & Resorts, Inc.	17		515
Pebblebrook Hotel Trust	15		479
Sunstone Hotel Investors, Inc.	24		342

			1,336

Industrial REITs – 0.5%
Duke Realty Corp.	17		509
First Industrial Realty Trust, Inc.	13		475
ITOCHU Advance Logistics Investment Corp. (B)	—	*	289
ProLogis, Inc.	6		440
SEGRO plc (B)	51		447

			2,160

Office REITs – 1.1%
Alexandria Real Estate Equities, Inc.	5		742
alstria office AG (B)	5		81
Boston Properties, Inc.	7		981
Derwent London plc (B)	5		214
Global One Corp. (B)	—	*	297
Great Portland Estates plc (B)	58		561
Hibernia REIT plc (B)	201		302
Highwoods Properties, Inc.	5		236
ORIX JREIT, Inc. (B)	—	*	309
SL Green Realty Corp.	7		595

COMMON STOCKS (Continued)	Shares		Value
Office REITs (Continued)
Vornado Realty Trust	13		$866

			5,184

Real Estate Development – 0.1%
City Developments Ltd. (B)	54		358

Real Estate Operating Companies – 1.1%
Entra ASA (B)	24		358
First Capital Realty, Inc. (B)	9		137
Grainger plc (B)	68		209
Hang Lung Properties Ltd. (B)	363		887
Keihanshin Building Co. Ltd. (B)(C)	30		288
PSP Swiss Property Ltd., Registered Shares (B)	1		97
Shurgard Self Storage Europe S.a.r.l. (A)(B)	8		266
Swire Properties Ltd. (B)	421		1,811
Vonovia SE (B)	22		1,127

			5,180

Residential REITs – 1.0%
American Campus Communities, Inc.	15		690
AvalonBay Communities, Inc.	9		1,727
AvalonBay Communities, Inc.	8		154
Equity Lifestyle Properties, Inc.	2		175
Equity Residential	20		1,482
Invitation Homes, Inc.	19		456
Irish Residential Properties REIT plc (B)	120		214

			4,898

Retail REITs – 1.5%
Choice Properties REIT (B)	9		91
Link (The) (B)	80		938
Macerich Co. (The)	10		424
National Retail Properties, Inc.	7		400
Regency Centers Corp.	14		915
Scentre Group (B)	308		900
Simon Property Group, Inc.	9		1,580
Taubman Centers, Inc.	10		510
Unibail-Rodamco-Westfield (B)	5		828
Vicinity Centres (B)	93		171
Weingarten Realty Investors	17		485

			7,242

Specialized REITs – 0.9%
Big Yellow Group plc (B)	23		300
Chartwell Retirement Residences (B)	7		79
CoreCivic, Inc.	1		26
Crown Castle International Corp.	3		412
CubeSmart	25		807
Digital Realty Trust, Inc.	2		270
Equinix, Inc.	—	*	176
Public Storage, Inc.	8		1,672
VICI Properties, Inc.	25		549

			4,291

Total Real Estate – 9.1%			42,410

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 2.3%
E.ON AG (B)	190	$2,114
ENEL S.p.A. (B)	674	4,316
Exelon Corp.	85	4,277

		10,707

Water Utilities – 0.5%
Guangdong Investment Ltd. (B)	1,174	2,266

Total Utilities – 2.8%		12,973

TOTAL COMMON STOCKS – 46.0%		$213,194
(Cost: $191,551)

INVESTMENT FUNDS
Registered Investment Companies – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF (C)	36	3,149

TOTAL INVESTMENT FUNDS – 0.7%		$3,149
(Cost: $3,101)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(D)(E)	233	48

Total Consumer Staples – 0.0%		48
Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500% (A)(E)	1	1,352

Total Energy – 0.3%		1,352

TOTAL PREFERRED STOCKS – 0.3%		$1,400
(Cost: $1,520)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25 (F)	3	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 5.940%, 7-15-26 (G)(H)	$600	599
Anchorage Credit Funding Ltd., Series 2015-2A, Class D, 7.300%, 1-25-31 (G)	600	605

2019	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps),
10.220%, 7-20-28 (H)	$650	$631
Crown Point CLO Ltd., Series 2018-5A, Class E (3-Month U.S. LIBOR plus 565 bps),
8.100%, 7-17-28 (G)(H)	250	238
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps),
6.690%, 1-15-28 (G)(H)	2,290	2,285
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps),
8.980%, 7-23-31 (G)(H)	750	705
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps),
5.990%, 10-25-30 (G)(H)	1,000	936
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps),
6.018%, 11-13-31 (G)(H)	1,200	1,151
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps),
8.589%, 10-20-31 (G)(H)	500	471
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps),
6.444%, 2-20-30 (G)(H)	500	494
Regatta II Funding L.P., Series 2013-2A, Class DR (3-Month U.S. LIBOR plus 759 bps),
10.377%, 1-15-29 (G)(H)	1,000	996
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps),
6.370%, 10-20-30 (G)(H)	750	727
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps),
8.370%, 7-20-31 (G)(H)	500	465
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps),
7.011%, 1-20-29 (G)(H)	400	400

TOTAL ASSET-BACKED SECURITIES – 2.3%		$10,703
(Cost: $10,897)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.1%
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24	300	308

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Alternative Carriers – 0.1%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22		$620	$555
MTN (Mauritius) Investments Ltd.,
4.755%, 11-11-24		200	190

			745

Broadcasting – 0.3%
Clear Channel International B.V.,
8.750%, 12-15-20 (G)		125	128
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24 (G)		715	758
Globo Comunicacoes e Participacoes S.A.,
4.843%, 6-8-25		200	196
Nexstar Escrow Corp.,
5.625%, 8-1-24 (G)		53	54
Radio One, Inc. (GTD by TV One LLC),
7.375%, 4-15-22 (G)		567	547

			1,683

Cable & Satellite – 3.5%
Altice Financing S.A.:
6.625%, 2-15-23 (G)		287	293
7.500%, 5-15-26 (G)		1,600	1,584
Altice France S.A.:
7.375%, 5-1-26 (G)		1,122	1,100
8.125%, 2-1-27 (G)		1,200	1,212
Altice S.A.:
7.250%, 5-15-22 (G)(I)	EUR	250	283
7.750%, 5-15-22 (G)		$2,781	2,778
6.250%, 2-15-25 (G)(I)	EUR	250	258
7.625%, 2-15-25 (G)		$1,006	881
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (G)		446	454
5.500%, 5-15-26 (G)		600	617
Block Communications, Inc.,
6.875%, 2-15-25 (G)		111	115
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.000%, 2-1-28 (G)		1,160	1,147
CSC Holdings LLC:
5.375%, 2-1-28 (G)		880	882
6.500%, 2-1-29 (G)		413	440
DISH DBS Corp.:
5.875%, 7-15-22		1,000	968
5.875%, 11-15-24		335	281
7.750%, 7-1-26		498	433
Intelsat Jackson Holdings S.A.,
9.500%, 9-30-22 (G)		926	1,065
Neptune Finco Corp.,
6.625%, 10-15-25 (G)		225	238
Quebecor Media, Inc.,
5.750%, 1-15-23		228	238
VTR Finance B.V.,
6.875%, 1-15-24 (G)		1,266	1,298

			16,565

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 1.5%
Frontier Communications Corp.:
6.875%, 1-15-25	$860	$463
11.000%, 9-15-25 (C)	1,409	929
8.500%, 4-1-26 (G)	755	701
8.000%, 4-1-27 (G)	1,547	1,597
GCI, Inc.,
6.875%, 4-15-25	840	877
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (G)	2,588	2,226

		6,793

Movies & Entertainment – 0.1%
WMG Acquisition Corp.,
5.500%, 4-15-26 (G)	330	339

Publishing – 0.1%
E.W. Scripps Co.,
5.125%, 5-15-25 (G)	61	58
MDC Partners, Inc.,
6.500%, 5-1-24 (G)	688	569

		627

Wireless Telecommunication Service – 0.3%
Digicel Group Ltd.:
6.000%, 4-15-21 (C)(G)	200	167
8.250%, 9-30-22 (C)(G)	195	65
8.250%, 12-30-22 (C)(G)	205	125
Digicel Group Ltd. (7.125% Cash or 2.000% PIK),
9.125%, 4-1-24 (G)(J)	211	56
Digicel International Finance Ltd., 8.750%, 5-25-24 (G)	822	811
Digicel Ltd.,
6.750%, 3-1-23 (C)(G)	200	128

		1,352

Total Communication Services – 6.0%		28,412
Consumer Discretionary

Auto Parts & Equipment – 0.0%
Panther BF Aggregator 2 L.P.,
6.250%, 5-15-26 (G)	103	105

Automotive Retail – 0.3%
Allison Transmission, Inc.,
5.000%, 10-1-24 (G)	136	136
Penske Automotive Group, Inc.,
5.500%, 5-15-26	136	134
Sonic Automotive, Inc.:
5.000%, 5-15-23	623	598
6.125%, 3-15-27	185	168
Turkiye Sise ve Cam Fabrikalari A.S.,
6.950%, 3-14-26 (G)	200	193

		1,229

Casinos & Gaming – 0.8%
Everi Payments, Inc.,
7.500%, 12-15-25 (G)	731	758
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (G)	446	468

10	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Casinos & Gaming (Continued)
Golden Nugget, Inc.,
6.750%, 10-15-24 (G)		$1,045	$1,050
Scientific Games International, Inc. (GTD by Scientific Games Corp.),
5.000%, 10-15-25 (G)		474	465
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC,
7.000%, 7-15-26 (G)		410	427
Wynn Macau Ltd.:
4.875%, 10-1-24 (G)		200	195
5.500%, 10-1-27 (G)		409	392

			3,755

Education Services – 0.7%
Laureate Education, Inc.,
8.250%, 5-1-25 (G)		2,931	3,180

Homebuilding – 0.2%
K Hovnanian Enterprises, Inc.,
10.000%, 7-15-22 (G)		937	787
Lennar Corp.,
4.125%, 1-15-22 (C)		214	216
PulteGroup, Inc., 5.000%, 1-15-27		60	60

			1,063

Hotels, Resorts & Cruise Lines – 0.2%
Boyne USA, Inc.,
7.250%, 5-1-25 (G)		426	456
Marriott Ownership Resorts, Inc., 6.500%, 9-15-26 (G)		183	192
VOC Escrow Ltd.,
5.000%, 2-15-28 (G)		81	79

			727

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27		356	358

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (G)		212	210
5.000%, 10-15-25 (G)		831	821

			1,031

Specialized Consumer Services – 0.2%
Klesia Prevoyance,
5.375%, 12-8-26 (I)	EUR	200	232
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21 (G)		$400	401
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (G)		148	147

			780

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores – 0.7%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (G)	$1,911	$2,083
Cumberland Farms, Inc.,
6.750%, 5-1-25 (G)	328	341
Party City Holdings, Inc.,
6.625%, 8-1-26 (C)(G)	320	318
PetSmart, Inc.,
5.875%, 6-1-25 (G)	12	10

		2,752

Total Consumer Discretionary – 3.4%		14,980
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.,
5.500%, 6-1-24 (G)	472	476
U.S. Foods, Inc.,
5.875%, 6-15-24 (G)	529	542

		1,018

Household Products – 0.0%
First Quality Finance Co., Inc.,
5.000%, 7-1-25 (G)	82	79

Packaged Foods & Meats – 1.5%
JBS Investments II GmbH (GTD by JBS S.A.),
7.000%, 1-15-26	200	206
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (G)	741	761
5.750%, 6-15-25 (G)	749	768
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (G)	1,323	1,369
Lamb Weston Holdings, Inc.,
4.875%, 11-1-26 (G)	25	25
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (G)	200	202
5.875%, 9-30-27 (G)	642	647
Post Holdings, Inc.:
5.500%, 3-1-25 (G)	143	144
5.000%, 8-15-26 (G)	220	214
5.750%, 3-1-27 (G)	973	977
Simmons Foods, Inc.:
7.750%, 1-15-24 (G)	274	292
5.750%, 11-1-24 (G)	1,826	1,602

		7,207

Total Consumer Staples – 1.7%		8,304
Energy

Integrated Oil & Gas – 0.0%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
5.999%, 1-27-28	200	202
Petroleos Mexicanos,
4.875%, 1-24-22	200	202

		404

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling – 0.4%
Ensco plc,
7.750%, 2-1-26	$443	$374
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (G)	1,000	860
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (G)(K)	1,400	698

		1,932

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (G)	567	509
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5-1-24 (G)	695	578
Nine Energy Service, Inc.,
8.750%, 11-1-23 (G)	311	321
SESI LLC,
7.125%, 12-15-21	155	139

		1,547

Oil & Gas Exploration & Production – 1.4%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (G)	515	309
Chesapeake Energy Corp.:
7.000%, 10-1-24 (C)	742	740
8.000%, 1-15-25 (C)	67	69
Crownrock L.P.,
5.625%, 10-15-25 (G)	1,255	1,205
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (G)	438	450
5.750%, 1-30-28 (G)	319	335
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (G)	601	461
Laredo Petroleum, Inc.,
6.250%, 3-15-23 (C)	142	127
Moss Creek Resources Holdings, Inc.,
7.500%, 1-15-26 (G)	1,005	927
Sanchez Energy Corp.,
7.250%, 2-15-23 (C)(G)	111	89
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (G)	971	999
5.375%, 9-30-25 (G)	419	410
Targa Resources Partners L.P.:
6.500%, 7-15-27 (G)	103	111
6.875%, 1-15-29 (G)	103	112
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK),
11.000%, 7-12-24 (J)	172	101
WildHorse Resource Development Corp.,
6.875%, 2-1-25	103	104

		6,549

Oil & Gas Refining & Marketing – 0.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	163	164
6.375%, 7-1-26	218	218
Comstock Escrow Corp.,
9.750%, 8-15-26 (G)	1,809	1,664

2019	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Refining & Marketing (Continued)
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (G)		$207	$74
8.000%, 2-15-25 (G)		221	76
7.750%, 5-15-26 (G)		323	263
QEP Resources, Inc.,
5.625%, 3-1-26 (C)		269	244

			2,703

Total Energy – 2.7%			13,135
Financials

Consumer Finance – 0.3%
CURO Group Holdings Corp.,
8.250%, 9-1-25 (C)(G)		533	457
Quicken Loans, Inc.,
5.750%, 5-1-25 (G)		900	902

			1,359

Financial Exchanges & Data – 0.4%
MSCI, Inc.,
5.250%, 11-15-24 (G)		60	62
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26 (G)		423	429
8.250%, 11-15-26 (G)		1,395	1,369

			1,860

Insurance Brokers – 0.3%
NFP Corp.,
6.875%, 7-15-25 (G)		1,747	1,669

Investment Banking & Brokerage – 0.0%
VHF Parent LLC,
6.750%, 6-15-22 (G)		142	147

Life & Health Insurance – 0.3%
Aegon N.V.,
4.000%, 4-25-44 (I)	EUR	200	237
MetLife, Inc.:
9.250%, 4-8-38 (G)		$445	602
10.750%, 8-1-39		452	683
RL Finance Bonds No. 2 plc,
6.125%, 11-30-43 (I)	GBP	100	145

			1,667

Multi-Line Insurance – 0.1%
ASR Nederland N.V.,
5.125%, 9-29-45 (I)	EUR	100	124
Humanis Prevoyance,
5.750%, 10-22-25 (I)		300	342

			466

Multi-Sector Holdings – 0.0%
Scottish Widows Ltd.,
5.500%, 6-16-23 (I)	GBP	100	144

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19 (G)(J)		$2,567	1,271

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Property & Casualty Insurance – 0.6%
Acrisure LLC and Acrisure Finance, Inc.,
8.125%, 2-15-24 (C)(G)		$409	$424
Amwins Group, Inc., 7.750%, 7-1-26 (G)		525	525
Hub International Ltd.,
7.000%, 5-1-26 (G)		1,071	1,060
Liberty Mutual Holding Co., Inc., 7.800%, 3-15-37 (G)		881	1,009
Mapfre S.A.,
4.375%, 3-31-47 (I)	EUR	100	119

			3,137

Specialized Finance – 0.4%
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26 (G)		$434	451
DAE Funding LLC,
5.750%, 11-15-23 (G)		139	143
Hadrian Merger Sub, Inc.,
8.500%, 5-1-26 (G)		789	729
Rede D’Or Finance S.a.r.l.,
4.950%, 1-17-28		200	188
Tervita Escrow Corp.,
7.625%, 12-1-21 (G)		215	214
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23 (G)		645	606

			2,331

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (G)		510	464

Total Financials – 2.8%			14,515
Health Care

Health Care Equipment – 0.1%
Hologic, Inc.:
4.375%, 10-15-25 (G)		183	182
4.625%, 2-1-28 (G)		132	130

			312

Health Care Facilities – 1.0%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24		97	96
MPH Acquisition Holdings LLC, 7.125%, 6-1-24 (G)		371	370
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26 (G)		2,079	2,157
Surgery Center Holdings, Inc.:
8.875%, 4-15-21 (G)		784	821
10.000%, 4-15-27 (G)		924	938

			4,382

Health Care Services – 0.1%
AMN Healthcare, Inc.,
5.125%, 10-1-24 (G)		383	378

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Technology – 0.3%
Verscend Holding Corp.,
9.750%, 8-15-26 (G)	$1,663	$1,659

Life Sciences Tools & Services – 0.4%
Avantor, Inc.:
6.000%, 10-1-24 (G)	357	370
9.000%, 10-1-25 (G)	1,151	1,248

		1,618

Pharmaceuticals – 0.6%
Advanz Pharma Corp.,
8.000%, 9-6-24	72	68
Bausch Health Cos., Inc.:
5.875%, 5-15-23 (G)	326	329
6.125%, 4-15-25 (G)	291	288
5.750%, 8-15-27 (G)	324	332
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (G)	557	565
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (G)	20	20
5.500%, 11-1-25 (G)	209	213
9.000%, 12-15-25 (G)	153	166
9.250%, 4-1-26 (G)	441	483
8.500%, 1-31-27 (G)	527	559

		3,023

Total Health Care – 2.5%		11,372
Industrials

Aerospace & Defense – 0.8%
TransDigm UK Holdings plc,
6.875%, 5-15-26 (G)	366	364
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	897	911
6.500%, 7-15-24	1,047	1,076
6.500%, 5-15-25	200	203
6.250%, 3-15-26 (G)	660	685
6.375%, 6-15-26	202	200
7.500%, 3-15-27 (G)	408	418

		3,857

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.,
6.750%, 8-15-24 (G)	1,537	1,568

Building Products – 0.1%
JELD-WEN, Inc.,
4.875%, 12-15-27 (G)	113	107
Standard Industries, Inc.,
4.750%, 1-15-28 (G)	111	106
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6-15-24	81	82

		295

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (G)	665	613

12	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Support Services (Continued)
KAR Auction Services, Inc.,
5.125%, 6-1-25 (G)	$83	$82
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	133	137

		832

Electrical Components & Equipment – 0.0%
Energizer Holdings, Inc.,
7.750%, 1-15-27 (G)	60	64

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
5.625%, 5-1-22 (G)	142	137
5.375%, 3-1-23 (G)	786	743
7.000%, 6-1-26 (G)	646	612
Waste Pro USA, Inc.,
5.500%, 2-15-26 (G)	86	83

		1,575

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc.,
9.000%, 2-15-23 (C)(G)	201	193

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (G)	1,147	1,204

Trading Companies & Distributors – 0.0%
HD Supply, Inc.,
5.375%, 10-15-26 (G)	139	142

Total Industrials – 2.0%		9,730
Information Technology

Application Software – 0.7%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (G)	1,663	1,430
Orbcomm, Inc.,
8.000%, 4-1-24 (G)	1,015	1,053
Riverbed Technology, Inc. and Project Homestake Merger Corp.,
8.875%, 3-1-23 (C)(G)	1,376	1,039

		3,522

Data Processing & Outsourced Services – 0.6%
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (G)	2,145	2,185
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (G)	206	214
Vantiv LLC and Vantiv Issuer Corp.,
4.375%, 11-15-25 (G)	391	403

		2,802

Electronic Equipment & Instruments – 0.0%
Itron, Inc.,
5.000%, 1-15-26 (G)	92	90

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
It Consulting & Other Services – 0.0%
Open Text Corp.,
5.625%, 1-15-23 (G)	$119	$122

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (G)	121	118
NCR Escrow Corp.:
5.875%, 12-15-21	815	829
6.375%, 12-15-23	739	760
Pioneer Holding Corp.,
9.000%, 11-1-22 (G)	641	651

		2,358

Total Information Technology – 1.7%		8,894
Materials

Aluminum – 0.6%
Constellium N.V.:
5.750%, 5-15-24 (G)	1,000	1,000
6.625%, 3-1-25 (C)(G)	816	832
5.875%, 2-15-26 (G)	391	384
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (G)	335	343
5.875%, 9-30-26 (G)	118	117

		2,676

Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (G)	508	499
5.250%, 6-1-27 (G)	203	199

		698

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (G)	1,120	1,002
James Hardie International Finance Designated Activity Co.,
5.000%, 1-15-28 (G)	60	58

		1,060

Fertilizers & Agricultural Chemicals – 0.0%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (G)	336	175

Metal & Glass Containers – 0.3%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9-15-23 (J)	200	199
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1-31-23 (G)(J)	437	414
Greif, Inc.,
6.500%, 3-1-27 (G)	269	275
HudBay Minerals, Inc.:
7.250%, 1-15-23 (G)	65	67
7.625%, 1-15-25 (G)	98	101

		1,056

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Paper Packaging – 0.0%
Flex Acquisition Co., Inc.,
6.875%, 1-15-25 (G)	$126	$120
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23 (G)	60	61

		181

Paper Products – 0.2%
American Greetings Corp.,
8.750%, 4-15-25 (G)	1,035	937
Suzano Austria GmbH,
6.000%, 1-15-29 (G)	200	213

		1,150

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (G)	200	202
Valvoline Finco Two LLC,
5.500%, 7-15-24 (C)	350	356

		558

Steel – 0.1%
EVRAZ plc,
5.250%, 4-2-24 (G)	200	200
Gerdau Trade, Inc. (GTD by Gerdau S.A., Gerdau Acominas S.A., Gerdau Acos Longos S.A. and Gerdau Acos Especiais S.A.),
4.875%, 10-24-27 (C)	200	201

		401

Total Materials – 1.7%		7,955
Real Estate

Industrial REITs – 0.2%
Avolon Holdings Funding Ltd.,
5.250%, 5-15-24 (G)	356	367
Park Aerospace Holdings Ltd.,
4.500%, 3-15-23 (G)	521	518

		885

Total Real Estate – 0.2%		885
Utilities

Electric Utilities – 0.1%
Eskom Holdings SOC Ltd. (GTD by Government of the Republic of South Africa),
6.350%, 8-10-28	200	206
Israel Electric Corp. Ltd.,
5.000%, 11-12-24	200	211

		417

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible,
4.000%, 7-15-20	452	454

2019	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11-15-19 (G)	$1,471	$1,478

Total Utilities – 0.5%		2,349

TOTAL CORPORATE DEBT SECURITIES – 25.2%		$120,531
(Cost: $124,321)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.5%
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps),
7.984%, 6-15-29 (G)(H)	2,500	2,511

Other Mortgage-Backed Securities – 0.8%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps),
8.440%, 10-15-27 (G)(H)	700	677
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps),
7.540%, 7-15-27 (G)(H)	250	241
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps),
6.584%, 4-15-35 (G)(H)	600	593
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps),
8.315%, 1-28-30 (G)(H)	250	228
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps),
5.336%, 2-25-23 (G)(H)	2,100	2,104

		3,843

TOTAL MORTGAGE-BACKED SECURITIES – 1.3%		$6,354
(Cost: $6,398)

OTHER GOVERNMENT SECURITIES (L)
Russia – 0.0%
Russia Government Bond,
5.100%, 3-28-35 (G)	200	203

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$203
(Cost: $200)

LOANS (H)	Principal		Value
Communication Services

Advertising – 0.1%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.749%, 7-25-21		$389	$328
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.999%, 7-25-22		375	274

			602

Alternative Carriers – 0.1%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps),
4.736%, 2-22-24		280	276

Broadcasting – 0.1%
Univision Communications, Inc. (ICE LIBOR plus 275 bps),
5.249%, 3-15-24		378	356

Cable & Satellite – 0.2%
Charter Communications Operating LLC (ICE LIBOR plus 200 bps),
4.500%, 4-30-25		247	245
CSC Holdings LLC (ICE LIBOR plus 225 bps),
4.734%, 7-17-25		280	272
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.984%, 1-7-22		16	16

			533

Integrated Telecommunication Services – 0.6%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.249%, 9-30-22		475	473
5.249%, 1-31-25		542	531
Securus Technologies Holdings, Inc.,
0.000%, 11-1-24 (M)		82	80
Unitymedia GmbH (3-Month EURIBOR plus 275 bps),
2.750%, 1-15-27 (I)	EUR	458	513
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.629%, 10-10-24		$1,359	1,272

			2,869

Movies & Entertainment – 0.1%
AMC Entertainment Holdings, Inc.,
0.000%, 3-20-26 (M)		250	248
DHX Media Ltd. (ICE LIBOR plus 375 bps),
6.249%, 12-29-23		114	108

			356

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.999%, 8-31-25		191	191

LOANS (H) (Continued)	Principal	Value
Wireless Telecommunication Service – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.880%, 5-27-24	$145	$129

Total Communication Services – 1.3%		5,312
Consumer Discretionary

Apparel Retail – 0.4%
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps),
5.733%, 10-25-20	526	488
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
9.499%, 11-28-22 (D)	1,251	1,211
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22	132	125

		1,824

Auto Parts & Equipment – 0.1%
Rough Country LLC (ICE LIBOR plus 375 bps),
6.249%, 5-25-23	247	243

Casinos & Gaming – 0.3%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
7.734%, 11-9-19	800	806
GVC Holdings plc (ICE LIBOR plus 250 bps),
4.999%, 3-16-24	248	245
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps):
3.749%, 10-19-23	93	92
4.749%, 10-15-25	155	153

		1,296

Department Stores – 0.1%
Belk, Inc. (ICE LIBOR plus 475 bps),
7.447%, 12-10-22	287	231
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps),
6.879%, 6-23-23	224	198

		429

Education Services – 0.3%
BARBRI, Inc. (ICE LIBOR plus 425 bps),
6.739%, 12-1-23	223	219
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.999%, 4-26-24	1,029	1,028

		1,247

Hotels, Resorts & Cruise Lines – 0.7%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps),
8.493%, 5-9-20	140	140
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
7.484%, 8-9-19	150	150

14	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Hotels, Resorts & Cruise Lines (Continued)
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps),
8.984%, 2-9-20		$1,700	$1,712
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps),
7.749%, 6-8-25		199	191
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps),
8.493%, 5-9-20		642	642
Travel Leaders Group LLC (ICE LIBOR plus 400 bps),
6.482%, 1-25-24		570	570

			3,405

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.496%, 5-15-23		697	649

Internet & Direct Marketing Retail – 0.0%
Parker Private Merger Sub, Inc. (ICE LIBOR plus 375 bps),
6.243%, 10-11-25		227	224

Restaurants – 0.1%
NPC International, Inc. (ICE LIBOR plus 350 bps):
5.993%, 4-20-24		82	73
6.134%, 4-20-24		57	51
NPC International, Inc. (ICE LIBOR plus 750 bps),
10.134%, 4-18-25		572	489

			613

Specialized Consumer Services – 0.4%
Asurion LLC (ICE LIBOR plus 275 bps),
5.499%, 11-3-23		5	5
Asurion LLC (ICE LIBOR plus 600 bps),
8.999%, 8-4-25		666	674
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps),
5.479%, 5-6-22 (I)	GBP	500	648
frontdoor, Inc. (ICE LIBOR plus 250 bps),
5.000%, 8-16-25		$249	247
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps),
5.749%, 8-21-21		489	486

			2,060

Specialty Stores – 0.5%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.761%, 10-16-23 (D)		451	448
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
12.011%, 5-21-24		674	642

LOANS (H) (Continued)	Principal			Value
Specialty Stores (Continued)
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps),
5.994%, 1-26-23		$248		$188
PetSmart, Inc.,
0.000%, 3-11-22 (M)		12		11
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps),
5.490%, 3-11-22		1,590		1,424

				2,713

Textiles – 0.1%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.741%, 6-15-25		640		631

Tires & Rubber – 0.1%
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps),
7.243%, 4-4-25 (D)		249		246

Total Consumer Discretionary – 3.2%				15,580
Consumer Staples

Food Distributors – 0.1%
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
5.239%, 4-6-24		90		86
5.249%, 4-6-24		182		173
7.250%, 4-6-24		—	*	—	*

				259

Household Products – 0.0%
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps),
6.879%, 6-30-24		141		139

Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps),
6.351%, 10-22-25		339		335
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps),
9.851%, 10-22-26		227		225

				560

Packaged Foods & Meats – 0.1%
Post Holdings, Inc. (ICE LIBOR plus 225 bps),
4.490%, 5-24-24		169		167
Sigma U.S. Corp. (ICE LIBOR plus 300 bps),
5.603%, 7-2-25		248		240

				407

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps),
3.250%, 8-13-22 (I)	EUR	313		292

LOANS (H) (Continued)	Principal	Value
Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 200 bps),
4.499%, 1-26-24	$155	$153

Total Consumer Staples – 0.4%		1,810
Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.379%, 3-28-22	1,198	1,170
Westmoreland Coal Co. (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29 (D)(J)	422	380
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps),
10.861%, 3-15-22 (D)	201	201

		1,751

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps),
9.351%, 3-21-23	495	421

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 475 bps),
7.246%, 12-31-22	323	317

Oil & Gas Refining & Marketing – 0.1%
EG America LLC (ICE LIBOR plus 400 bps),
6.601%, 2-5-25	294	287

Oil & Gas Storage & Transportation – 0.4%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
13.379%, 2-16-21	200	190
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
8.379%, 8-12-20	756	742
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.490%, 2-21-26	900	888
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps),
5.749%, 2-28-25	248	239

		2,059

Total Energy – 1.1%		4,835
Financials

Asset Management & Custody Banks – 0.3%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
9.537%, 7-20-26	689	691
HarbourVest Partners LLC (ICE LIBOR plus 225 bps),
4.849%, 3-1-25	232	229

2019	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Asset Management & Custody Banks (Continued)
Jade Germany GmbH (3-Month EURIBOR plus 475 bps),
5.750%, 5-31-23 (I)	EUR	491	$531

			1,451

Financial Exchanges & Data – 0.2%
Financial & Risk U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps),
4.000%, 10-1-25 (I)		249	278
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps),
6.249%, 10-1-25		$249	242
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
5.999%, 4-3-25		460	457

			977

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 300 bps),
5.499%, 1-8-24		421	405

Investment Banking & Brokerage – 0.3%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps),
6.651%, 11-21-24		278	269
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.499%, 8-25-22		834	830

			1,099

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc.,
0.000%, 12-3-22 (D)(M)		41	41
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps),
6.601%, 12-3-22 (D)		331	330
Aretec Group, Inc. (ICE LIBOR plus 425 bps),
6.749%, 10-1-25		249	246

			617

Property & Casualty Insurance – 0.6%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps),
5.232%, 5-10-25		36	35
Amynta Agency Borrower, Inc.,
0.000%, 2-28-25 (M)		97	94
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.999%, 2-28-25		1,652	1,606
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.999%, 2-28-26 (D)		502	490
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.515%, 4-25-25		266	257

			2,482

Specialized Finance – 0.5%
Auris Luxembourg III S.a.r.l. (3-Month EURIBOR plus 400 bps),
4.000%, 2-21-26 (I)	EUR	475	535

LOANS (H) (Continued)	Principal		Value
Specialized Finance (Continued)
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps),
4.750%, 10-31-25 (I)	EUR	213	$239
Capri Acquisitions Bidco Ltd. (3-Month EURIBOR plus 325 bps),
3.250%, 11-30-24 (I)		300	333
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps),
4.499%, 3-31-24		$247	242
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
4.999%, 6-21-24		48	47
Ziggo Secured Finance B.V.,
0.000%, 4-15-25 (I)(M)	EUR	250	276

			1,672

Total Financials – 2.1%			8,703
Health Care

Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps),
4.000%, 6-14-24 (I)		500	562

Health Care Equipment – 0.1%
Exactech, Inc. (ICE LIBOR plus 375 bps),
6.249%, 2-14-25		$248	246
LifeScan Global Corp. (ICE LIBOR plus 950 bps),
12.297%, 10-1-25 (D)		107	96
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
7.494%, 8-28-22		247	236
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps),
6.249%, 11-2-24		248	246

			824

Health Care Facilities – 0.8%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps),
5.992%, 5-10-23		268	260
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps),
7.491%, 5-15-25		248	241
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps),
7.101%, 10-4-24 (D)		247	243
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps),
6.250%, 7-2-25 (D)		1,254	1,256
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps),
9.500%, 7-2-26		322	328
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.982%, 11-16-25		1,036	1,024
Select Medical Corp. (ICE LIBOR plus 350 bps),
4.990%, 3-6-24 (D)		251	250

LOANS (H) (Continued)	Principal		Value
Health Care Facilities (Continued)
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
5.249%, 2-6-24		$188	$166

			3,768

Health Care Services – 0.6%
CHG PPC Parent LLC (ICE LIBOR plus 275 bps),
5.249%, 3-30-25 (D)		248	244
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps),
6.098%, 4-4-25 (I)	GBP	500	633
Envision Healthcare Corp. (ICE LIBOR plus 375 bps),
6.249%, 10-11-25		$249	233
Hanger, Inc. (ICE LIBOR plus 350 bps),
5.999%, 3-6-25 (D)		248	246
Heartland Dental LLC,
0.000%, 4-30-25 (M)		15	15
Heartland Dental LLC (3-Month ICE LIBOR plus 375 bps),
6.162%, 4-30-25		13	12
Heartland Dental LLC (ICE LIBOR plus 375 bps),
6.249%, 4-30-25		667	646
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.749%, 3-9-25 (D)		166	165
6.734%, 3-17-25 (D)		10	10
6.851%, 3-17-25 (D)		33	33
Schumacher Group (ICE LIBOR plus 400 bps),
6.499%, 7-31-22		175	172
Unilabs Diagnostics AB,
0.000%, 4-30-24 (I)(M)	EUR	250	273

			2,682

Health Care Technology – 0.4%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
7.000%, 10-20-23		$342	306
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.999%, 8-27-25		1,512	1,499

			1,805

Life Sciences Tools & Services – 0.0%
Syneos Health, Inc. (ICE LIBOR plus 200 bps),
4.499%, 8-1-24		159	157

Pharmaceuticals – 0.4%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps),
4.000%, 9-30-25 (I)	EUR	144	161
AI Sirona (Luxembourg) Acquisition S.a.r.l. (ICE LIBOR plus 475 bps),
5.708%, 9-30-25 (I)	GBP	130	165
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps),
6.000%, 5-4-25		$248	247

16	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Pharmaceuticals (Continued)
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.993%, 9-6-24		$198	$187
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps),
4.000%, 8-21-24 (I)	EUR	250	280
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps),
5.749%, 8-31-24 (D)		$246	242

			1,282

Total Health Care – 2.4%			11,080
Industrials

Aerospace & Defense – 0.1%
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps),
5.999%, 1-22-25 (D)		247	238
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
7.566%, 9-8-23 (D)		340	332
Tronair, Inc. (Prime rate plus 375 bps),
7.249%, 9-8-23 (D)		1	1

			571

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
5.749%, 7-31-22		536	529

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.499%, 5-10-25		1,441	1,378

Diversified Support Services – 0.7%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps),
6.351%, 12-6-24		247	244
Diamond (BC) B.V. (ICE LIBOR plus 300 bps),
5.744%, 9-6-24		247	237
MRO Holdings, Inc. (ICE LIBOR plus 525 bps),
7.379%, 10-25-23		494	493
Packers Holdings LLC (ICE LIBOR plus 325 bps),
5.489%, 12-4-24		247	238
PT Holdings LLC,
0.000%, 12-7-24 (M)		50	49
PT Holdings LLC (ICE LIBOR plus 400 bps),
6.499%, 12-7-24		402	394
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps),
4.249%, 10-31-25		249	247
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
10.249%, 8-25-25		1,000	948

			2,850

LOANS (H) (Continued)	Principal	Value
Environmental & Facilities Services – 0.1%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps),
6.487%, 11-1-24	$247	$216

Heavy Electrical Equipment – 0.1%
Brookfield WEC Holdings, Inc. (ICE LIBOR plus 375 bps),
6.249%, 8-1-25	249	249

Highways & Railtracks – 0.2%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps),
5.374%, 6-5-20	730	734

Industrial Conglomerates – 0.3%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.999%, 10-20-22 (D)	1,147	1,136
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.999%, 10-20-23 (D)	122	119
Zebra Technologies Corp. (ICE LIBOR plus 175 bps),
4.240%, 10-27-21	199	198

		1,453

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps),
11.101%, 1-30-23 (D)	554	532

Office Services & Supplies – 0.0%
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps),
6.749%, 3-28-25 (D)	248	241

Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps),
8.000%, 6-8-25 (D)	188	187
Red Ventures LLC (ICE LIBOR plus 400 bps),
5.499%, 11-8-24	249	247

		434

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.115%, 5-26-24	231	227
8.000%, 5-26-24	1	1

		228

Trucking – 0.1%
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps),
11.244%, 7-26-22	456	448

Total Industrials – 2.2%		9,863

LOANS (H) (Continued)	Principal		Value
Information Technology

Application Software – 0.6%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.499%, 9-19-25		$334	$336
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps),
6.499%, 10-31-24		269	263
Flexera Software LLC (ICE LIBOR plus 325 bps),
5.750%, 2-26-25		287	285
Infor (U.S.), Inc. (3-Month EURIBOR plus 225 bps),
3.250%, 2-1-22 (I)	EUR	250	278
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
9.496%, 5-15-23 (D)		$82	83
Mitchell International, Inc. (ICE LIBOR plus 325 bps),
5.749%, 12-1-24		105	101
Mitchell International, Inc. (ICE LIBOR plus 725 bps),
9.749%, 11-30-25		208	202
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps),
4.999%, 6-21-24		326	317
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps),
4.749%, 4-16-25		139	138
SS&C Technologies, Inc. (ICE LIBOR plus 225 bps),
4.749%, 4-16-25		249	246
VF Holding Corp. (ICE LIBOR plus 325 bps),
5.749%, 7-2-25		249	245

			2,494

Communications Equipment – 0.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.999%, 11-30-25		317	311
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
11.249%, 11-30-26		299	292

			603

Data Processing & Outsourced Services – 0.3%
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
9.860%, 5-1-25		377	341
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
6.249%, 5-21-25 (D)		534	525
Navicure, Inc. (ICE LIBOR plus 375 bps),
6.249%, 11-1-24		247	242
Output Services Group, Inc. (ICE LIBOR plus 425 bps),
6.749%, 3-27-24 (D)		248	227

			1,335

2019	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (H) (Continued)	Principal	Value
Internet Services & Infrastructure – 0.1%
OpenLink International, Inc. (ICE LIBOR plus 475 bps),
7.401%, 3-21-25	$192	$189

IT Consulting & Other Services – 0.4%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps),
9.249%, 4-27-25	285	283
HS Purchaser LLC (ICE LIBOR plus 375 bps),
6.249%, 3-29-25 (D)	161	159
NAVEX TopCo, Inc. (ICE LIBOR plus 325 bps),
5.750%, 9-5-25	249	242
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps),
6.101%, 8-1-24	247	225
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
6.901%, 7-13-20	276	243

		1,152

Semiconductor Equipment – 0.0%
Entegris, Inc. (ICE LIBOR plus 200 bps),
4.499%, 11-6-25 (D)	249	248

Semiconductors – 0.0%
Microchip Technology, Inc. (ICE LIBOR plus 200 bps),
4.500%, 5-29-25	159	158

Systems Software – 0.1%
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps),
6.000%, 4-2-25	249	247
Park Place Technologies LLC (ICE LIBOR plus 400 bps),
6.499%, 3-29-25	248	246

		493

Total Information Technology – 1.6%		6,672
Materials

Commodity Chemicals – 0.1%
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps),
7.250%, 3-2-23 (D)	510	513

Construction Materials – 0.2%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
7.749%, 4-5-24	171	168

LOANS (H) (Continued)	Principal		Value
Construction Materials (Continued)
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
6.499%, 5-31-25		$715	$681

			849

Metal & Glass Containers – 0.0%
Crown Americas LLC (ICE LIBOR plus 200 bps),
4.484%, 4-3-25		134	134

Paper Packaging – 0.1%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps),
6.601%, 7-11-24		2	2
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps):
5.739%, 6-22-25		1	1
5.876%, 6-22-25		248	240

			243

Specialty Chemicals – 0.4%
Ferro Corp. (ICE LIBOR plus 225 bps),
4.851%, 2-14-24		279	275
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
6.799%, 7-11-24		347	344
Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps),
5.740%, 10-1-25		250	246
Styrolution Group GmbH (ICE LIBOR plus 375 bps),
4.601%, 9-30-21		212	210
Univar, Inc. (3-Month EURIBOR plus 275 bps),
2.750%, 7-1-24 (I)	EUR	250	280
W.R. Grace & Co. – Conn (ICE LIBOR plus 175 bps),
4.351%, 4-3-25		$249	245

			1,600

Total Materials – 0.8%			3,339
Real Estate

Hotel & Resort REITs – 0.2%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
8.992%, 5-1-19		1,000	1,000

Industrial REITs – 0.1%
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps),
4.488%, 1-15-25		212	210

LOANS (H) (Continued)	Principal	Value
Industrial REITs (Continued)
Terra Millennium Corp. (ICE LIBOR plus 625 bps),
9.250%, 10-31-22 (D)	$525	$520

		730

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
8.240%, 1-1-22	862	872

Specialized REITs – 0.1%
Access CIG LLC (ICE LIBOR plus 375 bps),
6.243%, 2-27-25	281	277

Total Real Estate – 0.6%		2,879

TOTAL LOANS – 15.7%		$70,073
(Cost: $72,075)

SHORT-TERM SECURITIES
Commercial Paper (N) – 3.5%
J.M. Smucker Co. (The),
2.651%, 4-1-19	9,432	9,430
Wisconsin Electric Power Co.,
2.561%, 4-1-19	6,873	6,871

		16,301

Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (O)	12,400	12,400

Money Market Funds – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (P)(Q)	4,021	4,021

TOTAL SHORT-TERM SECURITIES – 7.1%		$32,722
(Cost: $32,726)

TOTAL INVESTMENT SECURITIES – 98.6%		$458,329
(Cost: $442,790)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,597

NET ASSETS – 100.0%		$464,926

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

18	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(C)	All or a portion of securities with an aggregate value of $8,142 are on loan.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Restricted securities. At March 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$48
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,352

			$1,521	$1,400

The	total value of these securities represented 0.3% of net assets at March 31, 2019.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $119,095 or 25.6% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at March 31, 2019.

(O)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Investment made with cash collateral received from securities on loan.

(Q)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	JPMorgan Chase Bank N.A.	(5.000%)	12-20-23	37	$15	$8	$7
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	335	123	129	(6)

					$138	$137	$1

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	22.636%	19	$(3)	$(5)	$2

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2019	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at March 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
British Pound	4,410	U.S. Dollar	5,858	6-28-19	JPMorgan Securities LLC	$89		$—
Euro	2,030	U.S. Dollar	2,307	6-28-19	JPMorgan Securities LLC	13		—
Euro	5,382	U.S. Dollar	6,973	9-30-21	JPMorgan Securities LLC	514		—
Euro	456	U.S. Dollar	515	7-5-19	Morgan Stanley International	—	*	—

						$616		$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,754	$3,883		$—
Consumer Discretionary	2,718	2,676		29
Consumer Staples	11,327	14,289		—
Energy	6,898	18,559		91
Financials	10,168	20,734		—
Health Care	9,935	10,335		—
Industrials	10,995	10,243		—
Information Technology	4,849	6,813		—
Materials	3,139	5,376		—
Real Estate	24,601	17,809		—
Utilities	4,277	8,696		—
Total Common Stocks	$93,661	$119,413		$120
Investment Funds	3,149	—		—
Preferred Stocks	—	1,352		48
Warrants	—	—	*	—
Asset-Backed Securities	—	10,703		—
Corporate Debt Securities	—	120,531		—
Mortgage-Backed Securities	—	6,354		—
Other Government Securities	—	203		—
Loans	—	58,880		11,193
Short-Term Securities	4,021	28,701		—
Total	$100,831	$346,137		$11,361
Over the Counter Credit Default Swaps	$—	$138		$—
Forward Foreign Currency Contracts	$—	$616		$—

Liabilities
Over the Counter Credit Default Swaps	$—	$3		$—

20	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Preferred Stocks	Loans
Beginning Balance 10-1-18	$61		$130	$11,506
Net realized gain (loss)	—		—	1
Net change in unrealized appreciation (depreciation)	59		(82)	(832)
Purchases	—	*	—	2,709
Sales	—		—	(2,448)
Amortization/Accretion of premium/discount	—		—	5
Transfers into Level 3 during the period	—		—	4,340
Transfers out of Level 3 during the period	—		—	(4,086)

Ending Balance 3-31-19	$120		$48	$11,193

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-19	$59		$(82)	$(741)

Information about Level 3 fair value measurements:

	Fair Value at 3-31-19	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$29	Market comparable approach	Adjusted EBITDA multiple	7.44x
	91	Third-party vendor service	Broker quotes	N/A

Preferred Stocks	48	Market comparable approach	Adjusted EBITDA multiple	10.12x
			Illiquidity Discount	10%

Loans	11,193	Third-party vendor service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in kind

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	52.9%
United Kingdom	5.6%
France	5.0%
Netherlands	3.9%
Canada	3.5%
Japan	2.7%
Switzerland	2.6%
Hong Kong	2.4%

Country Diversification (Continued)
Luxembourg	2.2%
Cayman Islands	1.7%
Ireland	1.5%
South Korea	1.0%
Other Countries	6.5%
Other+	8.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS	IVY APOLLO STRATEGIC INCOME FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	1.3%
Financials	0.7%
Consumer Discretionary	0.3%
Energy	0.3%
Health Care	0.0%
Communication Services	0.0%
Consumer Staples	0.0%
Warrants	0.0%
Bonds	92.3%
Corporate Debt Securities	56.1%
Loans	15.6%
Other Government Securities	10.0%
United States Government and Government Agency Obligations	6.7%
Asset-Backed Securities	2.4%
Mortgage-Backed Securities	1.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.4%

Quality Weightings

Investment Grade	39.7%
AAA	6.2%
AA	3.1%
A	8.7%
BBB	21.7%
Non-Investment Grade	52.6%
BB	13.3%
B	25.8%
CCC	9.9%
Below CCC	0.5%
Non-rated	3.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	7.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	58.9%
United States	52.3%
Mexico	3.5%
Other North America	3.1%
Europe	13.3%
Luxembourg	3.4%
Other Europe	9.9%
Pacific Basin	7.3%
South America	6.9%
Bahamas/Caribbean	4.4%
Cayman Islands	3.7%
Other Bahamas/Caribbean	0.7%
Other	1.6%
Middle East	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.4%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

22	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Canada

Health Care – 0.0%
Advanz Pharma Corp. (A)	7		$130

Total Canada – 0.0%			$130
Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR (A)	46		733

Total Hong Kong – 0.2%			$733
Netherlands

Communication Services – 0.0%
Altice N.V., Class A (A)(B)	11		28

Total Netherlands – 0.0%			$28
United States

Communication Services – 0.0%
Altice USA, Inc., Class A	4		95
Cumulus Media, Inc., Class A (A)	—	*	1

			96

Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A (A)	20		295
True Religion Apparel, Inc. (A)(C)	1		33

			328

Energy – 0.0%
Westmoreland Coal Co. (A)(C)	7		91

Total United States – 0.1%			$515

TOTAL COMMON STOCKS – 0.3%			$1,406
(Cost: $1,185)

INVESTMENT FUNDS
United States – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF (B)	39		3,333

TOTAL INVESTMENT FUNDS – 0.7%			$3,333
(Cost: $3,282)

PREFERRED STOCKS
United States

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	389		79

Energy – 0.3%
Targa Resources Corp., 9.500% (A)(D)	1		1,553

Total United States – 0.3%			$1,632

TOTAL PREFERRED STOCKS – 0.3%			$1,632
(Cost: $1,801)

WARRANTS	Shares	Value
United States – 0.0%
Ultra Resources, Inc., expires 7-14-25, Expires 7-14-25 (E)	4	$1

TOTAL WARRANTS – 0.0%		$1
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 1.5%
Dryden Senior Loan Fund, Series 2018-71A, Class D (3-Month U.S. LIBOR plus 390 bps)
6.593%, 1-15-29 (F)(G)	$500	499
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps)
6.690%, 1-15-28 (F)(G)	3,385	3,378
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps)
6.018%, 11-13-31 (F)(G)	800	768
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps)
8.589%, 10-20-31 (F)(G)	500	471
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps)
6.444%, 2-20-30 (F)(G)	500	494
Regatta II Funding L.P., Series 2013-2A, Class DR (3-Month U.S. LIBOR plus 759 bps)
10.377%, 1-15-29 (F)(G)	1,000	997
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps)
6.370%, 10-20-30 (F)(G)	250	242
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps)
7.011%, 1-20-29 (F)(G)	500	500

		7,349

United States – 0.9%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps)
5.940%, 7-15-26 (F)(G)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D
7.300%, 1-25-31 (F)	400	403
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps)
10.220%, 7-20-28 (G)	1,350	1,310
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps)
8.980%, 7-23-31 (F)(G)	750	705
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
5.990%, 10-25-30 (F)(G)	1,000	936

ASSET-BACKED SECURITIES (Continued)	Principal	Value
United States (Continued)
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps)
8.370%, 7-20-31 (F)(G)	$500	$465

		4,218

TOTAL ASSET-BACKED SECURITIES – 2.4%		$11,567
(Cost: $11,735)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.2%
Pampa Energia S.A.
7.500%, 1-24-27 (B)(F)	1,200	1,059

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A.
6.875%, 2-1-27 (F)	625	588

Total Argentina – 0.3%		$1,647
Australia

Financials – 0.3%
Australia and New Zealand Banking Group Ltd.
4.500%, 3-19-24 (F)	1,500	1,546

Utilities – 0.3%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (F)	1,400	1,431

Total Australia – 0.6%		$2,977
Austria

Consumer Staples – 0.0%
JBS Investments II GmbH (GTD by JBS S.A.)
7.000%, 1-15-26	200	206

Materials – 0.6%
Bahia Sul Holdings GmbH
5.750%, 7-14-26 (F)	2,000	2,132
Klabin Austria GmbH
5.750%, 4-3-29 (F)	1,200	1,193

		3,325

Total Austria – 0.6%		$3,531
Bermuda

Consumer Staples – 0.2%
Bacardi Ltd.
4.450%, 5-15-25 (F)	1,100	1,110

Total Bermuda – 0.2%		$1,110

2019	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Brazil

Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A.
4.843%, 6-8-25	$200	$196

Consumer Staples – 0.4%
Cosan Ltd.
5.950%, 9-20-24 (F)	1,725	1,757

Materials – 0.6%
Fibria Overseas Finance Ltd.:
5.250%, 5-12-24	800	839
4.000%, 1-14-25	850	836
Suzano Austria GmbH
6.000%, 1-15-29 (F)	200	213
Vale Overseas Ltd.
6.250%, 8-10-26	1,025	1,114

		3,002

Utilities – 0.3%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (F)	1,000	984
Cemig Geracao e Transmissao S.A.
9.250%, 12-5-24 (F)	400	433

		1,417

Total Brazil – 1.3%		$6,372
British Virgin Islands

Materials – 0.1%
Gerdau Trade, Inc. (GTD by Gerdau S.A., Gerdau Acominas S.A., Gerdau Acos Longos S.A. and Gerdau Acos Especiais S.A.)
4.875%, 10-24-27 (B)	200	201

Total British Virgin Islands – 0.1%		$201
Canada

Communication Services – 0.1%
Quebecor Media, Inc.
5.750%, 1-15-23	255	266

Consumer Discretionary – 0.4%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (B)(F)	238	236
5.000%, 10-15-25 (F)	1,040	1,027
Gateway Casinos & Entertainment Ltd.
8.250%, 3-1-24 (F)	587	616
Panther BF Aggregator 2 L.P.
6.250%, 5-15-26 (F)	119	121

		2,000

Energy – 0.9%
Bellatrix Exploration Ltd.
8.500%, 5-15-20 (F)	664	398
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (F)	1,257	1,293

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy (Continued)
5.375%, 9-30-25 (F)	$480	$469
TransCanada PipeLines Ltd.:
3.800%, 10-1-20	1,000	1,016
4.250%, 5-15-28	900	940

		4,116

Financials – 0.4%
Royal Bank of Canada:
3.700%, 10-5-23	750	775
4.650%, 1-27-26	550	584
Tervita Escrow Corp.
7.625%, 12-1-21 (F)	244	242

		1,601

Health Care – 0.0%
Advanz Pharma Corp.
8.000%, 9-6-24	81	77

Industrials – 0.3%
GFL Environmental, Inc.:
5.625%, 5-1-22 (F)	155	150
5.375%, 3-1-23 (F)	858	811
7.000%, 6-1-26 (F)	730	691

		1,652

Information Technology – 0.3%
Kronos Acquisition Holdings, Inc.
9.000%, 8-15-23 (F)	1,909	1,642
Open Text Corp.
5.625%, 1-15-23 (F)	134	137

		1,779

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1-15-23 (F)	68	70
7.625%, 1-15-25 (F)	102	105
NOVA Chemicals Corp.:
4.875%, 6-1-24 (F)	661	649
5.250%, 6-1-27 (F)	265	260

		1,084

Total Canada – 2.6%		$12,575
Cayman Islands

Communication Services – 0.6%
CK Hutchison International (16) Ltd.
1.875%, 10-3-21 (F)	2,000	1,943
Sable International Finance Ltd.
6.875%, 8-1-22 (F)	1,000	1,041

		2,984

Financials – 0.3%
Banco do Brasil S.A.
6.000%, 1-22-20 (F)	1,000	1,019
Grupo Aval Ltd.
4.750%, 9-26-22 (F)	400	404

		1,423

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials – 0.6%
Guanay Finance Ltd.
6.000%, 12-15-20	$1,077	$1,089
LATAM Finance Ltd.
6.875%, 4-11-24 (F)	2,000	2,050

		3,139

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21 (F)	1,800	1,864

Total Cayman Islands – 1.9%		$9,410
Chile

Financials – 0.3%
Banco Santander Chile
2.500%, 12-15-20 (F)	1,250	1,237

Materials – 0.1%
Celulosa Arauco y Constitucion S.A.
5.000%, 1-21-21	700	718

Utilities – 0.2%
Enel Chile S.A.
4.875%, 6-12-28	840	886

Total Chile – 0.6%		$2,841
China

Communication Services – 0.2%
Tencent Holdings Ltd.
2.985%, 1-19-23 (F)	1,000	996

Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	900	893
3.400%, 12-6-27	1,500	1,474

		2,367

Energy – 0.2%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9-12-25 (F)	800	833

Total China – 0.9%		$4,196
Columbia

Financials – 0.3%
Banco de Bogota S.A.
5.375%, 2-19-23 (F)	1,300	1,344

Total Columbia – 0.3%		$1,344
Denmark

Financials – 0.3%
Danske Bank A.S.:
5.000%, 1-12-22 (F)	700	717

24	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials (Continued)
2.700%, 3-2-22 (F)		$800	$779

			1,496

Total Denmark – 0.3%			$1,496
France

Communication Services – 0.8%
Altice France S.A.:
7.375%, 5-1-26 (F)		1,194	1,170
8.125%, 2-1-27 (F)		1,300	1,313
Orange S.A.
1.625%, 11-3-19		1,500	1,490

			3,973

Consumer Discretionary – 0.1%
Klesia Prevoyance
5.375%, 12-8-26 (H)	EUR	300	347

Consumer Staples – 0.5%
Danone S.A.
3.000%, 6-15-22 (F)		$900	902
Pernod Ricard S.A.
4.450%, 1-15-22 (F)		1,500	1,559

			2,461

Financials – 0.5%
BNP Paribas S.A.
7.625%, 12-29-49 (F)		1,800	1,888
Humanis Prevoyance
5.750%, 10-22-25 (H)	EUR	300	342

			2,230

Total France – 1.9%			$9,011
Hong Kong

Financials – 0.1%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (F)		$600	616

Total Hong Kong – 0.1%			$616
India

Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (F)		2,200	2,201

Materials – 0.4%
Vedanta Resources plc
6.375%, 7-30-22 (F)		1,800	1,746

Total India – 0.8%			$3,947
Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5-21-28 (F)		700	747

Total Indonesia – 0.2%			$747

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Ireland

Materials – 0.0%
James Hardie International Finance Designated Activity Co.
5.000%, 1-15-28 (F)	$67	$65

Real Estate – 0.2%
Avolon Holdings Funding Ltd.
5.250%, 5-15-24 (F)	391	403
Park Aerospace Holdings Ltd.
4.500%, 3-15-23 (F)	602	599

		1,002

Total Ireland – 0.2%		$1,067
Israel

Utilities – 0.0%
Israel Electric Corp. Ltd.
5.000%, 11-12-24	200	211

Total Israel – 0.0%		$211
Jamaica

Communication Services – 0.1%
Digicel Group Ltd.:
6.000%, 4-15-21 (B)(F)	200	167
8.250%, 9-30-22 (B)(F)	195	65
8.250%, 12-30-22 (B)(F)	205	125
Digicel Group Ltd. (7.125% Cash or 2.000% PIK)
9.125%, 4-1-24 (F)(I)	247	65
Digicel Ltd.
6.750%, 3-1-23 (B)(F)	200	128

		550

Total Jamaica – 0.1%		$550
Japan

Consumer Staples – 0.3%
Suntory Holdings Ltd.
2.550%, 9-29-19 (F)	1,325	1,322

Financials – 0.9%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	600	600
Mizuho Bank Ltd.
2.450%, 4-16-19 (F)	750	750
Mizuho Financial Group, Inc.
3.170%, 9-11-27	600	593
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	1,240	1,275
3.936%, 10-16-23	900	934

		4,152

Total Japan – 1.2%		$5,474

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Luxembourg

Communication Services – 1.6%
Altice Financing S.A.:
6.625%, 2-15-23 (F)		$263	$269
7.500%, 5-15-26 (F)		1,672	1,655
Altice S.A.:
7.750%, 5-15-22 (F)		3,331	3,327
7.250%, 5-15-22 (F)(H)	EUR	250	283
7.625%, 2-15-25 (F)		$1,231	1,079
6.250%, 2-15-25 (F)(H)	EUR	250	258
Intelsat Jackson Holdings S.A.
9.500%, 9-30-22 (F)		$814	936

			7,807

Consumer Discretionary – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The)
5.500%, 10-1-21 (F)		500	501

Consumer Staples – 0.2%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (F)		1,200	1,104

Energy – 0.1%
Offshore Drilling Holding S.A.
8.375%, 9-20-20 (F)(J)		1,600	798

Financials – 0.0%
Rede D’Or Finance S.a.r.l.
4.950%, 1-17-28 (B)		200	188

Industrials – 0.7%
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5-1-20		1,500	1,496
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (F)		1,750	1,861

			3,357

Information Technology – 0.3%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (F)		1,525	1,515

Materials – 0.2%
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125%, 9-15-23 (I)		200	199
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK)
8.750%, 1-31-23 (F)(I)		437	414

			613

Total Luxembourg – 3.2%			$15,883
Macau

Consumer Discretionary – 0.2%
Sands China Ltd.
5.125%, 8-8-25		600	626
Wynn Macau Ltd.:
4.875%, 10-1-24 (F)		200	195

2019	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
5.500%, 10-1-27 (F)	$446	$427

		1,248

Total Macau – 0.2%		$1,248
Mauritius

Communication Services – 0.0%
MTN (Mauritius) Investments Ltd.
4.755%, 11-11-24	200	190

Total Mauritius – 0.0%		$190
Mexico

Communication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.)
5.500%, 11-15-19	1,000	1,015

Consumer Discretionary – 0.0%
Nemak S.A.B. de C.V.
4.750%, 1-23-25	200	195

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20 (F)	350	357
4.500%, 1-25-22 (F)	1,250	1,288
Kimberly-Clark de Mexico
3.800%, 4-8-24 (F)	1,000	983

		2,628

Energy – 0.0%
Petroleos Mexicanos
4.875%, 1-24-22	200	202

Financials – 0.8%
Banco Santander (Mexico) S.A.
5.950%, 10-1-28 (F)	350	358
Banco Santander S.A.
4.125%, 11-9-22 (F)	2,350	2,375
Nacional Financiera SNC
3.375%, 11-5-20 (F)	750	750

		3,483

Industrials – 0.3%
Alfa S.A.B. de C.V.
5.250%, 3-25-24 (F)	1,400	1,466

Materials – 0.7%
CEMEX S.A.B. de C.V.
7.750%, 4-16-26 (F)	550	598
Elementia S.A.B. de C.V.
5.500%, 1-15-25 (F)	1,000	976
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6-23-24 (F)	2,146	2,154

		3,728

Total Mexico – 2.5%		$12,717

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Netherlands

Communication Services – 0.6%
Clear Channel International B.V.
8.750%, 12-15-20 (F)		$156	$160
Myriad International Holdings B.V.
6.000%, 7-18-20 (F)		350	360
VTR Finance B.V.
6.875%, 1-15-24 (F)		2,254	2,310

			2,830

Consumer Discretionary – 0.1%
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC
7.000%, 7-15-26 (F)		463	483

Consumer Staples – 0.2%
Marfrig Holdings (Europe) B.V.
8.000%, 6-8-23 (F)		650	670

Energy – 0.1%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
5.999%, 1-27-28		200	202

Financials – 0.6%
Aegon N.V.
4.000%, 4-25-44 (H)	EUR	200	237
ASR Nederland N.V.
5.125%, 9-29-45 (H)		100	124
Cooperatieve Rabobank U.A.
3.875%, 2-8-22		$625	643
Enel Finance International N.V.
4.625%, 9-14-25 (F)		1,450	1,501
Syngenta Finance N.V.
5.182%, 4-24-28 (F)		725	738

			3,243

Materials – 0.5%
Constellium N.V.:
5.750%, 5-15-24 (F)		1,000	1,000
6.625%, 3-1-25 (B)(F)		1,081	1,103
5.875%, 2-15-26 (F)		449	441

			2,544

Total Netherlands – 2.1%			$9,972
Norway

Energy – 0.3%
Aker BP ASA
6.000%, 7-1-22 (F)		1,500	1,545

Total Norway – 0.3%			$1,545
Panama

Financials – 0.3%
Banco de Credito del Peru
2.250%, 10-25-19 (B)(F)		500	497

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5-7-20 (F)	$1,000	$998

		1,495

Total Panama – 0.3%		$1,495
Peru

Financials – 0.2%
Banco de Credito del Peru
4.250%, 4-1-23 (F)	550	564
Corporacion Financiera de Desarrolla S.A.
4.750%, 2-8-22 (F)	550	572

		1,136

Utilities – 0.2%
Fenix Power Peru S.A.
4.317%, 9-20-27 (B)	761	732

Total Peru – 0.4%		$1,868
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (F)	504	509

Total Qatar – 0.1%		$509
Russia

Materials – 0.0%
EVRAZ plc
5.250%, 4-2-24 (F)	200	200

Total Russia – 0.0%		$200
Saint Lucia

Communication Services – 0.2%
Digicel International Finance Ltd.
8.750%, 5-25-24 (F)	949	937

Total Saint Lucia – 0.2%		$937
South Africa

Utilities – 0.0%
Eskom Holdings SOC Ltd. (GTD by Government of the Republic of South Africa)
6.350%, 8-10-28	200	206

Total South Africa – 0.0%		$206
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4-16-23 (F)	500	512

26	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials – 0.6%
Hyundai Capital Services, Inc.
3.750%, 3-5-23 (F)		$1,200	$1,214
Kookmin Bank
2.125%, 10-21-20 (F)		750	740
Woori Bank
2.625%, 7-20-21 (F)		750	743

			2,697

Total South Korea – 0.7%			$3,209
Spain

Financials – 0.0%
Mapfre S.A.
4.375%, 3-31-47 (H)	EUR	100	119

Utilities – 0.3%
Abengoa Yield plc
7.000%, 11-15-19 (F)		$1,478	1,485

Total Spain – 0.3%			$1,604
Switzerland

Financials – 0.1%
Credit Suisse Group AG
4.282%, 1-9-28 (F)		700	709

Total Switzerland – 0.1%			$709
Turkey

Consumer Discretionary – 0.1%
Turkiye Sise ve Cam Fabrikalari A.S.
6.950%, 3-14-26 (F)		200	193

Industrials – 0.3%
Koc Holding A.S.
6.500%, 3-11-25 (F)		1,200	1,158

Total Turkey – 0.4%			$1,351
United Arab Emirates

Energy – 0.3%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (F)		1,400	1,438

Financials – 0.2%
DAE Funding LLC
5.750%, 11-15-23 (F)		156	160
ICICI Bank Ltd.
4.000%, 3-18-26 (F)		1,200	1,194

			1,354

Total United Arab Emirates – 0.5%			$2,792
United Kingdom

Consumer Staples – 0.3%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (F)		1,500	1,520

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Energy – 0.3%
Ensco plc
7.750%, 2-1-26		$480	$405
KCA Deutag UK Finance plc
7.250%, 5-15-21 (F)		1,000	860

			1,265

Financials – 1.1%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (F)		500	497
Barclays plc
4.337%, 1-10-28		700	696
HSBC Holdings plc
4.583%, 6-19-29		800	842
RL Finance Bonds No. 2 plc
6.125%, 11-30-43 (H)	GBP	100	145
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23		$900	961
Scottish Widows Ltd.
5.500%, 6-16-23 (H)	GBP	100	144
State Bank of India
4.375%, 1-24-24 (F)		$2,500	2,564

			5,849

Total United Kingdom – 1.7%			$8,634
United States

Communication Services – 3.9%
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (F)		484	493
5.500%, 5-15-26 (F)		600	617
Block Communications, Inc.
6.875%, 2-15-25 (F)		114	118
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (F)		1,700	1,755
5.000%, 2-1-28 (F)		1,398	1,383
Clear Channel Worldwide Holdings, Inc.
9.250%, 2-15-24 (F)		830	880
Consolidated Communications Finance II Co.
6.500%, 10-1-22		714	639
CSC Holdings LLC:
5.375%, 2-1-28 (F)		960	962
6.500%, 2-1-29 (F)		513	546
DISH DBS Corp.:
5.875%, 7-15-22		1,000	968
5.875%, 11-15-24		379	318
7.750%, 7-1-26		620	540
E.W. Scripps Co.
5.125%, 5-15-25 (F)		66	63
Frontier Communications Corp.:
6.875%, 1-15-25		1,026	553
11.000%, 9-15-25 (B)		1,751	1,154
8.500%, 4-1-26 (F)		847	786
8.000%, 4-1-27 (F)		1,783	1,841
GCI, Inc.
6.875%, 4-15-25		1,075	1,122
MDC Partners, Inc.
6.500%, 5-1-24 (F)		908	751

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Communication Services (Continued)
Neptune Finco Corp.
6.625%, 10-15-25 (F)	$225	$239
Nexstar Escrow Corp.
5.625%, 8-1-24 (F)	159	161
Olympus Merger Sub, Inc.
8.500%, 10-15-25 (F)	2,969	2,553
Outfront Media Capital LLC and Outfront Media Capital Corp.
5.625%, 2-15-24	400	410
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4-15-22 (F)	516	498

		19,350

Consumer Discretionary – 2.8%
Allison Transmission, Inc.
5.000%, 10-1-24 (F)	178	177
Arch Merger Sub, Inc.
8.500%, 9-15-25 (F)	2,128	2,320
Boyne USA, Inc.
7.250%, 5-1-25 (F)	476	509
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC
5.375%, 4-15-27	405	407
Cumberland Farms, Inc.
6.750%, 5-1-25 (F)	357	371
Everi Payments, Inc.
7.500%, 12-15-25 (F)	851	883
Golden Nugget, Inc.
6.750%, 10-15-24 (F)	1,202	1,208
K Hovnanian Enterprises, Inc.
10.000%, 7-15-22 (F)	949	797
Laureate Education, Inc.
8.250%, 5-1-25 (F)	2,838	3,079
Lennar Corp.
4.125%, 1-15-22 (B)	233	235
Marriott Ownership Resorts, Inc.
6.500%, 9-15-26 (F)	200	210
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4-15-22 (F)	172	170
Party City Holdings, Inc.
6.625%, 8-1-26 (B)(F)	368	366
Penske Automotive Group, Inc.
5.500%, 5-15-26	153	151
PetSmart, Inc.
5.875%, 6-1-25 (F)	7	6
PulteGroup, Inc.
5.000%, 1-15-27	67	67
Scientific Games International, Inc. (GTD by Scientific Games Corp.)
5.000%, 10-15-25 (F)	532	521
Sonic Automotive, Inc.:
5.000%, 5-15-23	815	783
6.125%, 3-15-27	213	193
VOC Escrow Ltd.
5.000%, 2-15-28 (F)	89	87
Volkswagen Group of America, Inc.
4.250%, 11-13-23 (F)	1,300	1,340

		13,880

2019	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples – 3.4%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	$1,150	$1,169
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	3,795	3,814
First Quality Finance Co., Inc.
5.000%, 7-1-25 (F)	94	91
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (F)	966	993
5.750%, 6-15-25 (F)	969	993
JBS USA Lux S.A. and JBS USA Finance, Inc.
6.750%, 2-15-28 (F)	1,491	1,543
Lamb Weston Holdings, Inc.
4.875%, 11-1-26 (F)	28	28
Maple Escrow Subsidiary, Inc.
4.597%, 5-25-28 (F)	1,075	1,121
Performance Food Group, Inc.
5.500%, 6-1-24 (F)	618	623
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (F)	223	225
5.875%, 9-30-27 (F)	736	742
Post Holdings, Inc.:
5.500%, 3-1-25 (F)	146	148
5.000%, 8-15-26 (F)	289	281
5.750%, 3-1-27 (F)	1,185	1,189
Reynolds American, Inc.
4.450%, 6-12-25	1,000	1,028
Simmons Foods, Inc.:
7.750%, 1-15-24 (F)	314	334
5.750%, 11-1-24 (F)	2,098	1,841
U.S. Foods, Inc.
5.875%, 6-15-24 (F)	694	710

		16,873

Energy – 2.1%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (F)	632	567
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	201
6.375%, 7-1-26	246	247
Chesapeake Energy Corp.:
7.000%, 10-1-24 (B)	866	864
8.000%, 1-15-25 (B)	74	75
Comstock Escrow Corp.
9.750%, 8-15-26 (F)	2,082	1,915
Crownrock L.P.
5.625%, 10-15-25 (F)	1,441	1,383
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (F)	513	527
5.750%, 1-30-28 (F)	347	365
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (F)	235	83
8.000%, 2-15-25 (F)	248	86
7.750%, 5-15-26 (F)	367	299
Extraction Oil & Gas, Inc.
5.625%, 2-1-26 (F)	652	501

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy (Continued)
Laredo Petroleum, Inc.
6.250%, 3-15-23 (B)	$185	$165
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.
10.625%, 5-1-24 (F)	790	657
Moss Creek Resources Holdings, Inc.
7.500%, 1-15-26 (F)	981	905
Nine Energy Service, Inc.
8.750%, 11-1-23 (F)	375	387
QEP Resources, Inc.
5.625%, 3-1-26 (B)	309	280
Reliance Holding USA, Inc.
4.500%, 10-19-20 (F)	500	509
Sanchez Energy Corp.
7.250%, 2-15-23 (B)(F)	122	98
SESI LLC
7.125%, 12-15-21	159	143
Targa Resources Partners L.P.:
6.500%, 7-15-27 (F)	119	128
6.875%, 1-15-29 (F)	119	130
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK)
11.000%, 7-12-24 (I)	186	109
WildHorse Resource Development Corp.
6.875%, 2-1-25	119	120

		10,744

Financials – 6.9%
Acrisure LLC and Acrisure Finance, Inc.
8.125%, 2-15-24 (B)(F)	477	494
Amwins Group, Inc.
7.750%, 7-1-26 (F)	607	607
Bank of America Corp.
3.593%, 7-21-28	1,200	1,195
BBVA Bancomer S.A.
6.500%, 3-10-21 (F)	1,100	1,154
Citigroup, Inc.
3.520%, 10-27-28	1,250	1,229
Compass Group Diversified Holdings LLC
8.000%, 5-1-26 (F)	488	508
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	1,000	1,005
CURO Group Holdings Corp.
8.250%, 9-1-25 (F)	614	526
Ford Motor Credit Co. LLC
3.096%, 5-4-23	1,300	1,220
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
2.400%, 5-9-19	1,000	1,000
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	2,300	2,280
Hadrian Merger Sub, Inc.
8.500%, 5-1-26 (F)	894	826
HSBC USA, Inc.
2.750%, 8-7-20	1,000	1,001
Hub International Ltd.
7.000%, 5-1-26 (F)	1,217	1,205

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	$750	$743
JPMorgan Chase & Co.
3.540%, 5-1-28	1,750	1,753
KeyBank N.A.
2.500%, 12-15-19	1,000	998
Liberty Mutual Holding Co., Inc.
7.800%, 3-15-37 (F)	999	1,144
MetLife, Inc.
10.750%, 8-1-39	530	800
MSCI, Inc.
5.250%, 11-15-24 (F)	67	69
National Australia Bank Ltd.
3.625%, 6-20-23	1,500	1,535
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5-1-19 (F)(I)	3,341	1,654
NFP Corp.
6.875%, 7-15-25 (F)	2,296	2,193
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6-15-25 (F)	656	597
Quicken Loans, Inc.
5.750%, 5-1-25 (F)	1,170	1,173
Rabobank Nederland
2.500%, 1-19-21	750	746
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26 (F)	494	501
8.250%, 11-15-26 (F)	1,629	1,598
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3-1-26 (F)	1,150	1,121
TMX Finance LLC and TitleMax Finance Corp.
11.125%, 4-1-23 (F)	733	689
VHF Parent LLC
6.750%, 6-15-22 (F)	186	192
Wells Fargo & Co.
4.300%, 7-22-27	1,175	1,223
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.381%, 3-29-49 (G)	1,350	1,358

		34,337

Health Care – 3.6%
AMN Healthcare, Inc.
5.125%, 10-1-24 (F)	436	430
Avantor, Inc.:
6.000%, 10-1-24 (F)	409	424
9.000%, 10-1-25 (F)	1,320	1,431
Bausch Health Cos., Inc.:
5.875%, 5-15-23 (F)	423	427
6.125%, 4-15-25 (F)	419	415
5.750%, 8-15-27 (F)	355	364
Bayer U.S. Finance II LLC
2.850%, 4-15-25 (F)	1,000	920
DaVita HealthCare Partners, Inc.
5.125%, 7-15-24	100	99
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (B)(F)	600	607
4.500%, 1-15-23 (F)	2,500	2,550

28	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care (Continued)
Hologic, Inc.:
4.375%, 10-15-25 (F)	$201	$200
4.625%, 2-1-28 (F)	154	152
MPH Acquisition Holdings LLC
7.125%, 6-1-24 (F)	482	481
Par Pharmaceutical, Inc.
7.500%, 4-1-27 (F)	642	651
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.
9.750%, 12-1-26 (F)	2,321	2,408
Surgery Center Holdings, Inc.:
8.875%, 4-15-21 (F)	948	993
10.000%, 4-15-27 (F)	1,074	1,090
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (F)	26	26
5.500%, 11-1-25 (F)	240	245
9.000%, 12-15-25 (F)	167	182
9.250%, 4-1-26 (F)	488	534
8.500%, 1-31-27 (F)	604	640
Verscend Holding Corp.
9.750%, 8-15-26 (F)	1,916	1,911

		17,180

Industrials – 2.6%
Ahern Rentals, Inc.
7.375%, 5-15-23 (F)	770	709
Apex Tool Group LLC and BC Mountain Finance, Inc.
9.000%, 2-15-23 (B)(F)	225	216
BAE Systems Holdings, Inc.:
6.375%, 6-1-19 (F)	750	754
3.800%, 10-7-24 (F)	1,100	1,123
Energizer Holdings, Inc.
7.750%, 1-15-27 (F)	72	77
HD Supply, Inc.
5.375%, 10-15-26 (F)	155	158
JELD-WEN, Inc.
4.875%, 12-15-27 (F)	132	124
KAR Auction Services, Inc.
5.125%, 6-1-25 (F)	96	95
Lockheed Martin Corp.
2.500%, 11-23-20 (B)	1,695	1,690
Prime Security Services Borrower LLC
9.250%, 5-15-23 (F)	1,050	1,102
Standard Industries, Inc.
4.750%, 1-15-28 (F)	122	117
TransDigm UK Holdings plc
6.875%, 5-15-26 (F)	413	411
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	1,150	1,169
6.500%, 7-15-24	1,372	1,410
6.500%, 5-15-25	215	218
6.250%, 3-15-26 (F)	765	794
6.375%, 6-15-26	287	284
7.500%, 3-15-27 (F)	474	485
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9-15-26	151	156

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials (Continued)
Waste Pro USA, Inc.
5.500%, 2-15-26 (F)	$94	$91
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6-15-24	114	115
XPO Logistics, Inc.
6.750%, 8-15-24 (F)	1,778	1,814

		13,112

Information Technology – 1.4%
Cardtronics, Inc. and Cardtronics USA, Inc.
5.500%, 5-1-25 (F)	158	155
Italics Merger Sub, Inc.
7.125%, 7-15-23 (F)	1,731	1,763
Itron, Inc.
5.000%, 1-15-26 (F)	100	98
j2 Cloud Services LLC and j2 Global, Inc.
6.000%, 7-15-25 (F)	270	281
NCR Escrow Corp.
6.375%, 12-15-23	965	992
Orbcomm, Inc.
8.000%, 4-1-24 (F)	867	900
Pioneer Holding Corp.
9.000%, 11-1-22 (F)	713	724
Riverbed Technology, Inc. and Project Homestake Merger Corp.
8.875%, 3-1-23 (B)(F)	1,207	911
Vantiv LLC and Vantiv Issuer Corp.
4.375%, 11-15-25 (F)	448	461

		6,285

Materials – 1.0%
American Greetings Corp.
8.750%, 4-15-25 (F)	957	866
Flex Acquisition Co., Inc.
6.875%, 1-15-25 (F)	130	124
Glencore Funding LLC
4.125%, 3-12-24 (F)	1,200	1,213
Greif, Inc.
6.500%, 3-1-27 (F)	301	308
Hillman Group, Inc. (The)
6.375%, 7-15-22 (F)	1,470	1,316
Kraton Polymers LLC and Kraton Polymers Capital Corp.
7.000%, 4-15-25 (F)	210	212
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (F)	447	457
5.875%, 9-30-26 (F)	137	136
Pinnacle Operating Corp.
9.000%, 5-15-23 (F)	560	292
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7-15-23 (F)	67	68
Valvoline Finco Two LLC
5.500%, 7-15-24 (B)	150	153

		5,145

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	$1,100	$1,121
Crown Castle International Corp.
3.700%, 6-15-26	1,500	1,497

		2,618

Utilities – 0.4%
Great Plains Energy, Inc.
4.850%, 6-1-21	1,500	1,546
Pattern Energy Group, Inc., Convertible
4.000%, 7-15-20	190	191
Sempra Energy
2.850%, 11-15-20 (B)	500	499

		2,236

Total United States – 28.6%		$141,760
Venezuela

Financials – 0.3%
Corporacion Andina de Fomento
3.250%, 2-11-22	1,600	1,606

Total Venezuela – 0.3%		$1,606

TOTAL CORPORATE DEBT SECURITIES – 56.1%		$277,758
(Cost: $281,087)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.2%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps)
8.440%, 10-15-27 (F)(G)	1,000	967
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps)
8.315%, 1-28-30 (F)(G)	250	228

		1,195

United States – 1.3%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps)
6.584%, 4-15-35 (F)(G)	600	593
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
6.684%, 12-15-36 (F)(G)	400	395
JPMorgan Chase Commercial Mortgage Securities Trust, Commerical Mortage Pass-Through Certificates, Series 2014-FRR1
4.286%, 11-27-49 (F)	2,089	2,073

2019	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
United States (Continued)
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps)
5.336%, 2-25-23 (F)(G)	$2,000	$2,004
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps)
7.984%, 6-15-29 (F)(G)	1,500	1,507

		6,572

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$7,767
(Cost: $7,807)

OTHER GOVERNMENT SECURITIES (K)
Argentina – 0.9%
Republic of Argentina:
6.875%, 4-22-21	3,100	2,829
5.625%, 1-26-22	1,700	1,466

		4,295

Brazil – 1.3%
Federative Republic of Brazil
4.875%, 1-22-21	6,100	6,289

Columbia – 0.9%
Republic of Colombia:
4.375%, 7-12-21	2,600	2,672
2.625%, 3-15-23 (B)	1,100	1,075
4.500%, 3-15-29	800	845

		4,592

Indonesia – 1.9%
Republic of Indonesia:
3.750%, 4-25-22 (F)	6,000	6,075
2.950%, 1-11-23	3,300	3,265

		9,340

Mexico – 1.0%
United Mexican States
3.625%, 3-15-22 (B)	4,800	4,886

Panama – 0.1%
Republic of Panama
4.000%, 9-22-24	550	575

Peru – 0.2%
Union Andina de Cementos S.A.
5.875%, 10-30-21 (F)	750	766

Poland – 1.3%
Republic of Poland
5.125%, 4-21-21	6,000	6,286

Qatar – 0.8%
Qatar Government Bond
2.375%, 6-2-21 (F)	4,000	3,946

OTHER GOVERNMENT SECURITIES (K) (Continued)	Principal		Value
Russia – 0.0%
Russia Government Bond
5.100%, 3-28-35 (F)	$200		$203

Saudi Arabia – 0.5%
Saudi Arabia Government Bond:
2.375%, 10-26-21 (F)	1,500		1,474
2.875%, 3-4-23 (F)	1,000		990

			2,464

Turkey – 0.7%
Turkey Government Bond:
5.125%, 3-25-22	3,200		3,082
6.250%, 9-26-22	300		296

			3,378

Uruguay – 0.1%
Republica Orient Uruguay
4.500%, 8-14-24	600		630

Venezuela – 0.3%
Corporacion Andina de Fomento
4.375%, 6-15-22	1,500		1,556

TOTAL OTHER GOVERNMENT SECURITIES – 10.0%			$49,206
(Cost: $49,846)

LOANS (G)
Canada

Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps)
6.496%, 5-15-23	850		791

Industrials – 0.1%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.115%, 5-26-24	189		186
8.000%, 5-26-24	—	*	1

			187

Information Technology – 0.0%
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps)
9.496%, 5-15-23 (C)	95		95

Total Canada – 0.3%			$1,073
Cayman Islands

Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps)
6.351%, 12-6-24	247		244

Total Cayman Islands – 0.1%			$244

LOANS (G) (Continued)	Principal		Value
France

Health Care – 0.2%
HomeVi SAS (3-Month EURIBOR plus 325 bps)
3.000%, 10-30-24 (H)	EUR	500	$555
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps)
4.000%, 6-14-24 (H)		500	561

			1,116

Total France – 0.2%			$1,116
Germany

Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps)
3.250%, 8-13-22 (H)		313	292

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps)
5.750%, 5-31-23 (H)		491	531

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps)
4.000%, 8-21-24 (H)		250	280

Total Germany – 0.3%			$1,103
Ireland

Financials – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps)
6.651%, 11-21-24		$278	269

Total Ireland – 0.1%			$269
Isle Of Man

Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 250 bps)
4.999%, 3-16-24		248	245

Total Isle Of Man – 0.1%			$245
Luxembourg

Financials – 0.1%
Auris Luxembourg III S.a.r.l. (3-Month EURIBOR plus 400 bps)
4.000%, 2-21-26 (H)	EUR	475	535

Health Care – 0.0%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps)
4.000%, 9-30-25 (H)		133	149

30	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Health Care (Continued)
AI Sirona (Luxembourg) Acquisition S.a.r.l. (ICE LIBOR plus 475 bps)
5.708%, 9-30-25 (H)	GBP	120	$152

			301

Information Technology – 0.0%
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps)
4.749%, 4-16-25		$58	58

Materials – 0.1%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps)
6.601%, 7-11-24		2	2
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
6.799%, 7-11-24		347	344

			346

Total Luxembourg – 0.2%			$1,240
Netherlands

Financials – 0.1%
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps)
4.750%, 10-31-25 (H)	EUR	213	239
Ziggo Secured Finance B.V.
0.000%, 4-15-25 (H)(L)		250	276

			515

Total Netherlands – 0.1%			$515
Saint Lucia

Communication Services – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps)
5.880%, 5-27-24		$163	145

Total Saint Lucia – 0.1%			$145
Sweden

Health Care – 0.1%
Unilabs Diagnostics AB
0.000%, 4-30-24 (H)(L)	EUR	250	273

Total Sweden – 0.1%			$273
United Kingdom

Consumer Discretionary – 0.2%
Belmond Interfin Ltd. (3-Month EURIBOR plus 300 bps)
3.000%, 7-3-24 (H)		491	550
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps)
5.479%, 5-6-22 (H)	GBP	500	648

			1,198

LOANS (G) (Continued)	Principal		Value
Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps)
6.098%, 4-4-25 (H)	GBP	500	$633

Total United Kingdom – 0.3%			$1,831
United States

Communication Services – 1.2%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps)
5.749%, 7-25-21		$402	339
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps)
8.999%, 7-25-22		488	356
AMC Entertainment Holdings, Inc.
0.000%, 3-20-26 (L)		250	248
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.249%, 9-30-22		972	969
5.249%, 1-31-25		649	635
Charter Communications Operating LLC (ICE LIBOR plus 200 bps)
4.500%, 4-30-25		247	245
CSC Holdings LLC (ICE LIBOR plus 225 bps)
4.734%, 7-17-25		211	205
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps)
4.736%, 2-22-24		220	217
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps)
5.984%, 1-7-22		18	18
Recorded Books, Inc. (ICE LIBOR plus 450 bps)
6.999%, 8-31-25		220	220
Securus Technologies Holdings, Inc.
0.000%, 11-1-24 (L)		82	81
Sprint Communications, Inc. (ICE LIBOR plus 250 bps)
5.000%, 2-3-24		421	410
Univision Communications, Inc. (ICE LIBOR plus 275 bps)
5.249%, 3-15-24		300	282
West Corp. (3-Month ICE LIBOR plus 400 bps)
6.629%, 10-10-24		1,559	1,460

			5,685

Consumer Discretionary – 2.7%
Asurion LLC (ICE LIBOR plus 600 bps)
8.999%, 8-4-25		731	740
BARBRI, Inc. (ICE LIBOR plus 425 bps)
6.739%, 12-1-23		223	219
Belk, Inc. (ICE LIBOR plus 475 bps)
7.447%, 12-10-22		331	266
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps)
8.493%, 5-9-20		120	120

LOANS (G) (Continued)	Principal	Value
Consumer Discretionary (Continued)
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
7.734%, 11-9-19	$800	$806
frontdoor, Inc. (ICE LIBOR plus 250 bps)
5.000%, 8-16-25	249	248
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
7.484%, 8-9-19	120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps)
8.984%, 2-9-20	1,300	1,309
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps)
7.749%, 6-8-25	199	192
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps)
6.879%, 6-23-23	242	214
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
7.761%, 10-16-23 (C)	588	585
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps)
12.011%, 5-21-24	788	750
Laureate Education, Inc. (ICE LIBOR plus 350 bps)
5.999%, 4-26-24	1,102	1,101
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps)
5.749%, 8-21-21	384	382
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps)
5.733%, 10-25-20	616	571
NPC International, Inc. (ICE LIBOR plus 350 bps):
5.993%, 4-20-24	86	77
6.134%, 4-20-24	61	54
NPC International, Inc. (ICE LIBOR plus 750 bps)
10.134%, 4-18-25	616	527
Parker Private Merger Sub, Inc. (ICE LIBOR plus 375 bps)
6.243%, 10-11-25	227	224
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps):
3.749%, 10-19-23	93	92
4.749%, 10-15-25	155	153
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps)
5.994%, 1-26-23	258	196
PetSmart, Inc.
0.000%, 3-11-22 (L)	7	6
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps)
5.490%, 3-11-22	1,241	1,111
Rough Country LLC (ICE LIBOR plus 375 bps)
6.249%, 5-25-23	247	244
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps)
6.741%, 6-15-25	727	716

2019	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Consumer Discretionary (Continued)
Talbots, Inc. (The) (ICE LIBOR plus 700 bps)
9.499%, 11-28-22 (C)	$1,381		$1,336
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps)
8.493%, 5-9-20	550		550
Travel Leaders Group LLC (ICE LIBOR plus 400 bps)
6.482%, 1-25-24	349		349
TRLG Intermediate Holdings LLC
10.000%, 10-27-22	147		139
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps)
7.243%, 4-4-25 (C)	249		246

			13,643

Consumer Staples – 0.3%
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
5.239%, 4-6-24	68		65
5.249%, 4-6-24	138		131
7.250%, 4-6-24	—	*	—	*
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps)
6.351%, 10-22-25	409		404
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps)
9.851%, 10-22-26	275		273
Post Holdings, Inc. (ICE LIBOR plus 225 bps)
4.490%, 5-24-24	138		137
Prestige Brands, Inc. (ICE LIBOR plus 200 bps)
4.499%, 1-26-24	117		115
Sigma U.S. Corp. (ICE LIBOR plus 300 bps)
5.603%, 7-2-25	248		240
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps)
6.879%, 6-30-24	141		139

			1,504

Energy – 1.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps)
13.379%, 2-16-21	266		252
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps)
8.379%, 8-12-20	1,005		987
California Resources Corp. (ICE LIBOR plus 475 bps)
7.246%, 12-31-22	376		369
EG America LLC (ICE LIBOR plus 400 bps)
6.601%, 2-5-25	294		287
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps)
7.490%, 2-21-26	1,100		1,086
Foresight Energy LLC (ICE LIBOR plus 725 bps)
8.379%, 3-28-22	1,625		1,586

LOANS (G) (Continued)	Principal		Value
Energy (Continued)
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps)
5.749%, 2-28-25		$248	$239
Westmoreland Coal Co. (15.000% Cash or 15.000% PIK)
15.000%, 3-15-29 (C)(I)		422	380
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps)
10.861%, 3-15-22 (C)		201	201

			5,387

Financials – 1.6%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps)
5.232%, 5-10-25		36	34
Amynta Agency Borrower, Inc.
0.000%, 2-28-25 (L)		97	94
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps)
6.999%, 2-28-25		1,781	1,732
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps)
10.999%, 2-28-26 (C)		545	531
AqGen Ascensus, Inc.
0.000%, 12-3-22 (C)(L)		61	61
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps)
6.601%, 12-3-22 (C)		495	493
Aretec Group, Inc. (ICE LIBOR plus 425 bps)
6.749%, 10-1-25		249	246
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps)
9.537%, 7-20-26		780	782
Financial & Risk U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps)
4.000%, 10-1-25 (H)	EUR	249	278
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps)
6.249%, 10-1-25		$249	242
HarbourVest Partners LLC (ICE LIBOR plus 225 bps)
4.849%, 3-1-25		232	229
Hub International Ltd. (ICE LIBOR plus 300 bps)
5.515%, 4-25-25		302	292
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps)
5.999%, 4-3-25		521	519
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps)
4.499%, 3-31-24		247	242
Jane Street Group LLC (ICE LIBOR plus 375 bps)
5.499%, 8-25-22		980	976
MA FinanceCo. LLC (ICE LIBOR plus 275 bps)
4.999%, 6-21-24		38	37
NFP Corp. (ICE LIBOR plus 300 bps)
5.499%, 1-8-24		530	510
TransUnion (ICE LIBOR plus 200 bps)
4.499%, 4-9-23		133	131

			7,429

LOANS (G) (Continued)	Principal	Value
Health Care – 1.9%
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps)
6.000%, 5-4-25	$248	$247
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps)
5.992%, 5-10-23	268	260
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
7.000%, 10-20-23	147	132
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps)
7.491%, 5-15-25	248	241
CHG PPC Parent LLC (ICE LIBOR plus 275 bps)
5.249%, 3-30-25 (C)	248	244
Concordia International Corp. (ICE LIBOR plus 550 bps)
7.993%, 9-6-24	224	211
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps)
7.101%, 10-4-24 (C)	247	243
Envision Healthcare Corp. (ICE LIBOR plus 375 bps)
6.249%, 10-11-25	249	233
Exactech, Inc. (ICE LIBOR plus 375 bps)
6.249%, 2-14-25	248	246
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps)
6.250%, 7-2-25 (C)	1,421	1,422
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps)
9.500%, 7-2-26	365	372
Hanger, Inc. (ICE LIBOR plus 350 bps)
5.999%, 3-6-25 (C)	248	246
Heartland Dental LLC
0.000%, 4-30-25 (L)	17	17
Heartland Dental LLC (3-Month ICE LIBOR plus 375 bps)
6.162%, 4-30-25	14	14
Heartland Dental LLC (ICE LIBOR plus 375 bps)
6.249%, 4-30-25	756	732
LifeScan Global Corp. (ICE LIBOR plus 950 bps)
12.297%, 10-1-25 (C)	122	110
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.749%, 3-9-25 (C)	166	165
6.851%, 3-17-25 (C)	33	33
6.734%, 3-17-25 (C)	10	10
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps)
7.494%, 8-28-22	247	236
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps)
6.982%, 11-16-25	1,158	1,144
Schumacher Group (ICE LIBOR plus 400 bps)
6.499%, 7-31-22	242	237
Syneos Health, Inc. (ICE LIBOR plus 200 bps)
4.499%, 8-1-24	159	157

32	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (G) (Continued)	Principal	Value
Health Care (Continued)
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps)
5.249%, 2-6-24	$148	$131
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps)
5.749%, 8-31-24 (C)	246	242
Verscend Holding Corp. (ICE LIBOR plus 450 bps)
6.999%, 8-27-25	1,741	1,726
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps)
6.249%, 11-2-24	248	246

		9,297

Industrials – 2.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps)
8.000%, 6-8-25 (C)	188	187
Brookfield WEC Holdings, Inc. (ICE LIBOR plus 375 bps)
6.249%, 8-1-25	249	249
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps)
5.749%, 7-31-22	438	433
Diamond (BC) B.V. (ICE LIBOR plus 300 bps)
5.744%, 9-6-24	247	237
Dynacast International LLC (ICE LIBOR plus 850 bps)
11.101%, 1-30-23 (C)	683	656
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps):
6.749%, 3-28-25 (C)	248	241
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps)
5.999%, 1-22-25 (C)	247	238
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps)
7.499%, 5-10-25	1,622	1,551
MRO Holdings, Inc. (ICE LIBOR plus 525 bps)
7.379%, 10-25-23	494	493
Packers Holdings LLC (ICE LIBOR plus 325 bps)
5.489%, 12-4-24	247	238
PAE Holding Corp. (ICE LIBOR plus 550 bps)
7.999%, 10-20-22 (C)	1,429	1,415
PAE Holding Corp. (ICE LIBOR plus 950 bps)
11.999%, 10-20-23 (C)	134	131
PT Holdings LLC
0.000%, 12-7-24 (L)	50	49
PT Holdings LLC (ICE LIBOR plus 400 bps)
6.499%, 12-7-24	402	394
Red Ventures LLC (ICE LIBOR plus 400 bps)
5.499%, 11-8-24	249	247
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps)
5.374%, 6-5-20	602	605

LOANS (G) (Continued)	Principal			Value
Industrials (Continued)
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps)
6.487%, 11-1-24		$247		$216
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps)
5.249%, 3-3-23		477		472
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
7.566%, 9-8-23 (C)		146		142
Tronair, Inc. (Prime rate plus 375 bps)
7.249%, 9-8-23 (C)		—	*	—	*
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps)
4.249%, 10-31-25		249		248
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps)
10.249%, 8-25-25		1,235		1,171
William Morris Endeavor Entertainment LLC (ICE LIBOR plus 275 bps)
5.360%, 5-29-25		178		168
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps)
11.244%, 7-26-22		521		512
Zebra Technologies Corp. (ICE LIBOR plus 175 bps)
4.240%, 10-27-21		147		147

				10,440

Information Technology – 1.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps)
9.499%, 9-19-25		384		386
CCC Information Services, Inc. (ICE LIBOR plus 675 bps)
9.249%, 4-27-25		215		213
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps)
9.860%, 5-1-25		414		375
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps)
6.499%, 10-31-24		269		263
Entegris, Inc. (ICE LIBOR plus 200 bps)
4.499%, 11-6-25 (C)		249		248
First Data Corp. (ICE LIBOR plus 225 bps):
4.486%, 7-10-22		61		61
4.486%, 4-26-24		131		131
Flexera Software LLC (ICE LIBOR plus 325 bps)
5.750%, 2-26-25		287		285
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps)
6.249%, 5-21-25 (C)		602		592
HS Purchaser LLC (ICE LIBOR plus 375 bps)
6.249%, 3-29-25 (C)		161		159
Infor (U.S.), Inc. (3-Month EURIBOR plus 225 bps)
3.250%, 2-1-22 (H)	EUR	250		278

LOANS (G) (Continued)	Principal	Value
Information Technology (Continued)
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps)
6.000%, 4-2-25	$249	$248
Microchip Technology, Inc. (ICE LIBOR plus 200 bps)
4.500%, 5-29-25	159	157
Mitchell International, Inc. (ICE LIBOR plus 325 bps)
5.749%, 12-1-24	105	101
Mitchell International, Inc. (ICE LIBOR plus 725 bps)
9.749%, 11-30-25	237	231
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps)
6.999%, 11-30-25	365	358
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps)
11.249%, 11-30-26	346	338
NAVEX TopCo, Inc. (ICE LIBOR plus 325 bps)
5.750%, 9-5-25	249	243
Navicure, Inc. (ICE LIBOR plus 375 bps)
6.249%, 11-1-24	247	242
OpenLink International, Inc. (ICE LIBOR plus 475 bps)
7.401%, 3-21-25	192	189
Output Services Group, Inc. (ICE LIBOR plus 425 bps)
6.749%, 3-27-24 (C)	248	227
Park Place Technologies LLC (ICE LIBOR plus 400 bps)
6.499%, 3-29-25	248	246
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps)
6.101%, 8-1-24	247	225
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps)
4.999%, 6-21-24	256	249
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps)
4.749%, 4-16-25	81	80
SS&C Technologies, Inc. (ICE LIBOR plus 225 bps)
4.749%, 4-16-25	249	246
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps)
6.901%, 7-13-20	208	183
VF Holding Corp. (ICE LIBOR plus 325 bps)
5.749%, 7-2-25	249	245

		6,799

Materials – 0.7%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
7.749%, 4-5-24	129	127
Crown Americas LLC (ICE LIBOR plus 200 bps)
4.484%, 4-3-25	134	134
Ferro Corp. (ICE LIBOR plus 225 bps)
4.851%, 2-14-24	211	208

2019	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Materials (Continued)
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps):
5.876%, 6-22-25		$248	$240
5.739%, 6-22-25		1	1
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps)
6.499%, 5-31-25		835	795
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps)
7.250%, 3-2-23 (C)		385	387
Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps)
5.740%, 10-1-25		250	246
Styrolution Group GmbH (ICE LIBOR plus 375 bps)
4.601%, 9-30-21		53	52
Univar, Inc. (3-Month EURIBOR plus 275 bps)
2.750%, 7-1-24 (H)	EUR	250	280
Versum Materials, Inc. (ICE LIBOR plus 250 bps)
4.601%, 9-29-23		$224	223
W.R. Grace & Co. – Conn (ICE LIBOR plus 175 bps):
4.351%, 4-3-25		249	245

			2,938

Real Estate – 0.6%
Access CIG LLC (ICE LIBOR plus 375 bps)
6.243%, 2-27-25		281	277
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps)
4.488%, 1-15-25		160	158
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
8.992%, 5-1-19		1,000	1,000
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
8.240%, 1-1-22		986	996
Terra Millennium Corp. (ICE LIBOR plus 625 bps)
9.250%, 10-31-22 (C)		413	408

			2,839

Total United States – 13.7%			$65,961

TOTAL LOANS – 15.6%			$74,015
(Cost: $76,047)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States – 0.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.359%, 5-25-45 (F)(G)	$1,185	$1,184
3.519%, 8-25-45 (F)(G)	350	350
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
2.500%, 6-15-39	770	769
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40	739	733
3.000%, 2-25-44	178	180
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
4.646%, 7-1-20	153	156
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4-20-34	101	102

		3,474

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$3,474
(Cost: $3,543)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 6.0%
U.S. Treasury Bonds
2.250%, 11-15-25	2,250	2,241
U.S. Treasury Notes:
1.500%, 8-15-20	4,000	3,953
1.375%, 9-30-20	3,050	3,006
2.875%, 10-15-21	6,000	6,093
1.875%, 10-31-22	6,400	6,323
1.375%, 6-30-23	2,050	1,979
2.125%, 9-30-24	1,600	1,588
2.875%, 7-31-25	2,735	2,827
1.500%, 8-15-26	1,410	1,331

		29,341

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.0%		$29,341
(Cost: $29,052)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (M) – 1.5%
J.M. Smucker Co. (The)
2.651%, 4-1-19	$2,848	$2,847
Kellogg Co.:
2.614%, 4-1-19	2,000	2,000
2.664%, 4-9-19	2,500	2,498

		7,345

Master Note – 2.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.710%, 4-5-19 (N)	12,585	12,585

Money Market Funds – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (O)(P)	4,457	4,457

TOTAL SHORT-TERM SECURITIES – 5.0%		$24,387
(Cost: $24,388)

TOTAL INVESTMENT SECURITIES – 98.6%		$483,887
(Cost: $489,774)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,768

NET ASSETS – 100.0%		$490,655

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $7,518 are on loan.

(C)	Securities whose value was determined using significant unobservable inputs.

34	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(D)	Restricted securities. At March 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$79
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,553

			$1,801	$1,632

The total value of these securities represented 0.3% of net assets at March 31, 2019.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $236,714 or 48.2% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at March 31, 2019.

(N)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	Rate shown is the annualized 7-day yield at March 31, 2019.

(P)	Investment made with cash collateral received from securities on loan.

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	JPMorgan Chase Bank N.A.	(5.000%)	12-20-23	38	$16	$8	$8
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%)	12-20-22	339	124	131	(7)

					$140	$139	$1

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
K Hovnanian Enterprises, Inc.	Barclays Bank plc	5.000%	12-20-20	22.636%	19	$(3)	$(5)	$2

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2019	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at March 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
British Pound	4,130	U.S. Dollar	5,487	6-28-19	JPMorgan Securities LLC	$83		$—
Euro	1,840	U.S. Dollar	2,091	6-28-19	JPMorgan Securities LLC	12		—
Euro	5,556	U.S. Dollar	7,198	9-30-21	JPMorgan Securities LLC	530		—
Euro	459	U.S. Dollar	525	4-5-19	Morgan Stanley International	—		—
Euro	459	U.S. Dollar	519	7-5-19	Morgan Stanley International	—	*	—

						$625		$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$96	$28	$—
Consumer Discretionary	1,028	—	33
Energy	—	—	91
Health Care	130	—	—
Total Common Stocks	$1,254	$28	$124
Investment Funds	3,333	—	—
Preferred Stocks	—	1,553	79
Warrants	—	1	—
Asset-Backed Securities	—	11,567	—
Corporate Debt Securities	—	277,758	—
Mortgage-Backed Securities	—	7,767	—
Other Government Securities	—	49,206	—
Loans	—	62,341	11,674
United States Government Agency Obligations	—	3,474	—
United States Government Obligations	—	29,341	—
Short-Term Securities	4,457	19,930	—
Total	$9,044	$462,966	$11,877
Over the Counter Credit Default Swaps	$—	$140	$—
Forward Foreign Currency Contracts	$—	$625	$—

Liabilities
Over the Counter Credit Default Swaps	$—	$3	$—

36	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$68	$217	$12,113
Net realized gain (loss)	—	—	1
Net change in unrealized appreciation (depreciation)	56	(138)	(822)
Purchases	—	—	2,892
Sales	—	—	(2,680)
Amortization/Accretion of premium/discount	—	—	5
Transfers into Level 3 during the period	—	—	4,553
Transfers out of Level 3 during the period	—	—	(4,386)

Ending Balance 3-31-19	$124	$79	$11,674

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-19	$56	$(138)	$(742)

Information about Level 3 fair value measurements:

	Fair Value at 3-31-19	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$33	Market comparable approach	Adjusted EBITDA multiple	7.44x
	91	Third-party vendor service	Broker quotes	N/A

Preferred Stocks	79	Market comparable approach	Adjusted EBITDA multiple	10.12x
			Illiquidity Discount	10%

Loans	11,674	Third-party vendor service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

PIK = Payment in kind

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
Financials	21.2%
Other Government Securities	10.0%
Communication Services	9.6%
Consumer Discretionary	7.9%
Industrials	7.5%
United States Government and Government Agency Obligations	6.7%
Energy	6.4%

Market Sector Diversification (Continued)
Consumer Staples	6.2%
Health Care	6.1%
Materials	5.7%
Information Technology	3.2%
Utilities	1.8%
Real Estate	1.3%
Other+	6.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	91.6%
Municipal Bonds	91.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.4%

Quality Weightings

Investment Grade	55.4%
AAA	1.4%
AA	8.8%
A	14.7%
BBB	30.5%
Non-Investment Grade	36.2%
BB	9.3%
B	1.9%
CCC	0.1%
Non-rated	24.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.4%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California – 89.5%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6-1-55 (A)	$1,000	$47
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A,
5.000%, 12-1-48	250	286
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4-1-47	300	342
CA Infra and Econ Dev Bank, Infra State Revolving Fund Rev Bonds, Ser 2016A,
4.000%, 10-1-19	400	405
CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A,
5.000%, 6-1-48	325	345
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A,
5.000%, 7-1-49	300	318
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5-15-24	100	117
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11-1-46	500	553
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018,
5.000%, 10-1-27	250	300
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11-15-32	425	529
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	284
5.000%, 7-1-42	250	280
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	259
5.000%, 12-31-47	250	283
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC – West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC),
4.000%, 5-15-48	300	313
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1,
3.375%, 7-1-25	300	315
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A,
1.540%, 9-1-38(B)	250	250
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11-21-45	250	264

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019,
5.000%, 11-21-45	$250	$288
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch – Oblig Group), Ser 2016A,
5.000%, 6-1-52	300	303
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A,
5.000%, 6-1-52	300	260
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A,
5.000%, 6-1-43	250	264
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch – Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	331
5.000%, 6-1-37	330	346
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch – Oblig Group), Ser 2017,
5.000%, 6-1-37	500	552
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016,
5.000%, 8-1-41	250	271
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A,
5.000%, 7-1-52	340	355
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A,
5.000%, 7-1-45	100	109
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.000%, 7-1-31	250	282
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7-1-48	350	376
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A,
5.000%, 8-1-48	250	278
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7-1-47	300	333
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7-1-49	300	326
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015,
5.000%, 10-1-22	270	295

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12-1-56	$250	$274
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF – Irvine LLC), Ser 2017:
5.000%, 5-15-42	300	339
5.000%, 5-15-47	185	209
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12-1-44	250	272
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch – 47th and Main Proj), Ser 2012A,
6.375%, 7-1-47	100	107
CA Various Purp GO Bonds,
5.000%, 9-1-46	500	578
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9-1-43	250	240
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2,
5.000%, 9-1-47	150	164
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	205
4.250%, 9-1-47	300	310
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1-15-53	300	308
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6-1-29	600	696
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A,
5.000%, 6-1-22	175	193
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6-1-37	150	152
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6-1-47	500	499
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2,
5.000%, 6-1-47	250	250
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9-1-47	150	166

2019	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9-1-33	$500	$573
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A,
5.500%, 11-15-37	165	216
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5-15-46	300	340
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11-1-34	300	443
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9-1-46	300	329
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A,
5.000%, 2-1-24	250	273
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac – Area A), Ser 2017:
5.000%, 9-1-42	130	142
5.000%, 9-1-47	230	251
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9-1-47	135	148
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9-15-27	40	43
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11-1-39	175	177
5.000%, 11-1-39	500	550
Palomar Hlth, Cert of Part, Ser 2017,
5.000%, 11-1-21	250	267
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9-1-46	250	272
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5-15-32	300	365
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9-1-35	250	278
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps),
2.309%, 6-1-34 (C)	400	383
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E,
5.000%, 7-1-35	250	302

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9-1-41	$250	$273
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9-1-42	250	255
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12-1-41	100	111
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7-1-27	100	124
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7-1-42	200	233
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5-1-49	250	265
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11-1-39	250	267
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3-1-47	200	228
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9-1-42	250	276
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
5.000%, 11-1-33	295	357
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4-1-26	300	363
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B,
5.000%, 8-1-19	300	304
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8-1-40	250	263
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1,
5.500%, 6-1-45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6-1-37	280	280

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6-1-46 (A)	$300	$31
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	46
3.750%, 7-1-31	255	264
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A,
5.000%, 9-1-29	250	296
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9-1-47	300	326

		25,435

Guam – 0.9%
Guam Port Rev Bonds, Ser 2018B,
5.000%, 7-1-22	250	269

Puerto Rico – 1.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7-1-30	135	139
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	135
5.250%, 7-1-33	50	56

		330

TOTAL MUNICIPAL BONDS – 91.6%		$26,034
(Cost: $25,422)

SHORT-TERM SECURITIES
Master Note – 4.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (D)	1,213	1,213

Municipal Obligations – 2.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.450%, 4-7-19 (D)	500	500
University of California (1-Month U.S. LIBOR plus 8 bps),
2.380%, 4-7-19 (D)	250	250

		750

40	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Value

TOTAL SHORT-TERM SECURITIES – 6.9%	$1,963
(Cost: $1,963)

TOTAL INVESTMENT SECURITIES – 98.5%	$27,997
(Cost: $27,385)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%	415

NET ASSETS – 100.0%	$28,412

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $250 or 0.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$26,034	$—
Short-Term Securities	—	1,963	—
Total	$—	$27,997	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	IVY CASH MANAGEMENT FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Corporate Obligations	65.8%
Commercial Paper	26.5%
Notes	23.5%
Certificate Of Deposit	10.7%
Master Note	5.1%
United States Government and Government Agency Obligations	24.9%
Municipal Obligations	9.2%
Cash and Other Assets (Net of Liabilities)	0.1%

42	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile,
2.690%, 4-18-19	$15,000	$15,000
Bank of America N.A.:
2.800%, 7-2-19	25,000	25,000
2.610%, 8-12-19	15,000	15,000
Bank of America N.A. (1-Month U.S. LIBOR plus 28 bps),
2.760%, 4-9-19 (A)	20,000	20,000
Citibank N.A.:
2.820%, 4-10-19	10,000	10,000
2.790%, 4-23-19	10,000	10,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 40bps),
2.890%, 4-8-19 (A)	10,000	10,000
U.S. Bank N.A.,
2.780%, 5-24-19	10,000	10,000
U.S. Bank N.A. (1-Month U.S. LIBOR plus 16 bps),
2.640%, 4-5-19 (A)	10,000	10,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 31 bps),
2.810%, 4-30-19 (A)	15,000	15,000

Total Certificate Of Deposit – 10.7%		140,000
Commercial Paper (B)
Baxter International, Inc.,
2.731%, 4-5-19	13,000	12,996
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
2.450%, 4-25-19	15,000	14,975
Coca-Cola Co. (The),
2.690%, 11-13-19	20,000	19,666
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.):
2.553%, 4-4-19	13,500	13,497
2.930%, 5-8-19	10,000	9,969
2.930%, 5-9-19	12,000	11,962
Corporacion Andina de Fomento,
2.789%, 4-8-19	5,000	4,997
CVS Health Corp.,
2.621%, 4-1-19	13,050	13,050
EssilorLuxottica S.A.:
2.370%, 4-11-19	6,809	6,804
2.590%, 5-15-19	16,045	15,993
2.620%, 6-27-19	25,000	24,841
J.M. Smucker Co. (The),
2.651%, 4-1-19	13,078	13,078
Kroger Co. (The),
2.571%, 4-1-19	13,075	13,075
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
2.740%, 9-19-19	22,000	21,716
3.010%, 10-22-19	12,000	11,798
2.990%, 10-28-19	10,000	9,828
Toronto-Dominion Bank:
2.340%, 4-10-19	10,645	10,638
3.040%, 10-18-19	10,000	9,833
UnitedHealth Group, Inc.:
2.430%, 4-15-19	11,000	10,989
2.700%, 6-17-19	15,000	14,913
Walgreens Boots Alliance, Inc.,
2.551%, 4-1-19	13,075	13,075

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Wisconsin Electric Power Co.:
2.561%, 4-1-19	$1,835	$1,835
2.601%, 4-2-19	9,500	9,499
Wisconsin Gas LLC:
2.564%, 4-2-19	6,800	6,800
2.564%, 4-3-19	9,600	9,599
2.614%, 4-9-19	5,000	4,997
2.330%, 4-10-19	40,000	39,974

Total Commercial Paper – 26.5%		350,397
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (A)	67,213	67,213

Total Master Note – 5.1%		67,213
Notes
Banco del Estado de Chile (1-Month U.S. LIBOR plus 41 bps),
2.900%, 4-14-19 (A)	25,000	25,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 35 bps),
2.850%, 4-29-19 (A)	8,000	8,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 26 bps),
2.760%, 4-13-19 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 16 bps),
2.640%, 4-6-19 (A)	25,000	25,000
Bank of Montreal (1-Month U.S. LIBOR plus 22 bps),
2.710%, 4-4-19 (A)	10,000	10,000
Bank of Montreal (3-Month U.S. LIBOR plus 13 bps),
2.740%, 6-13-19 (A)	15,000	15,000
Bank of Montreal (3-Month U.S. LIBOR plus 3 bps),
2.770%, 5-7-19 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 35 bps),
2.840%, 4-7-19 (A)	10,000	10,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 22 bps),
2.710%, 4-21-19 (A)	15,000	15,000
Bank of Nova Scotia (The) (3-Month U.S. LIBOR plus 3 bps),
2.720%, 5-19-19 (A)	15,000	15,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 33 bps),
2.830%, 4-13-19 (A)	12,000	12,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 19 bps),
2.670%, 4-20-19 (A)	20,000	20,000
Cooperatieve Rabobank U.A. (1-Month U.S. LIBOR plus 20 bps),
2.680%, 4-16-19 (A)	10,000	10,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
John Deere Capital Corp. (3-Month U.S. LIBOR plus30 bps),
2.900%, 6-15-19 (A)	$17,055	$17,091
John Deere Capital Corp. (3-Month U.S. LIBOR plus12 bps),
2.910%, 4-5-19 (A)	10,006	10,007
Royal Bank of Canada (3-Month U.S. LIBOR plus 13 bps),
2.910%, 4-10-19 (A)	10,000	10,000
Royal Bank of Canada (3-Month U.S. LIBOR plus 14 bps),
2.920%, 4-16-19 (A)	15,000	15,000
Royal Bank of Canada (Federal Funds Rate plus 28 bps),
2.690%, 3-13-20 (A)	25,000	25,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 40 bps),
2.880%, 4-15-19 (A)	20,000	20,000
Wells Fargo Bank N.A. (3-Month U.S. LIBOR plus 18bps),
2.980%, 4-2-19 (A)	8,000	8,000
Wells Fargo Bank N.A. (3-Month U.S. LIBOR plus 8 bps),
2.840%, 4-28-19 (A)	10,000	10,000

Total Notes – 23.5%		310,098

TOTAL CORPORATE OBLIGATIONS – 65.8%		$867,708
(Cost: $867,708)

MUNICIPAL OBLIGATIONS
Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps),
2.500%, 4-7-19 (A)	1,300	1,300

Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial PaperNotes, Ser 2019A-2 (GTD by Bank of America N.A.),
2.800%, 4-9-19	2,619	2,619

Kansas – 0.6%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.510%, 4-1-19 (A)	8,080	8,080

Louisiana – 0.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps),
1.490%, 4-1-19 (A)	4,800	4,800

2019	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Louisiana (Continued)
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps),
1.510%, 4-1-19 (A)	$7,500	$7,500

		12,300

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.490%, 4-1-19 (A)	2,000	2,000

Mississippi – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.520%, 4-1-19 (A)	3,100	3,100

New York – 1.1%
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-4A (GTD by Royal Bank of Canada),
2.550%, 5-2-19	15,000	15,000

Pennsylvania – 0.5%
EPC – Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
2.490%, 4-7-19 (A)	6,195	6,195

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
South Carolina – 5.0%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.):
2.890%, 4-25-19	$47,361	$47,361
2.770%, 4-29-19	19,000	19,000

		66,361

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.520%, 4-1-19 (A)	5,000	5,000

TOTAL MUNICIPAL OBLIGATIONS – 9.2%		$121,955
(Cost: $121,955)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 9.2%
U.S. Treasury Bills:
2.374%, 4-2-19	10,000	9,999
2.480%, 4-4-19	5,000	4,999
2.190%, 4-11-19	17,000	16,989
2.270%, 4-18-19	20,000	19,977
2.350%, 4-23-19	10,000	9,985
2.300%, 4-25-19	5,000	4,992
2.310%, 5-2-19	3,500	3,493
2.330%, 5-9-19	14,000	13,965
2.350%, 5-16-19	15,000	14,955
2.370%, 5-30-19	2,000	1,992
2.380%, 6-6-19	10,000	9,956

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Treasury Bills (Continued)
2.380%, 6-13-19	$10,000	$9,951

		121,253

United States Government Agency Obligations – 15.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.440%, 4-3-19 (A)	1,873	1,873
2.440%, 4-7-19 (A)	67,194	67,194
2.450%, 4-7-19 (A)	126,123	126,123
2.830%, 2-19-20 (A)	11,000	11,000

		206,190

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 24.9%		$327,443
(Cost: $327,443)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,317,106
(Cost: $1,317,106)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		979

NET ASSETS – 100.0%		$1,318,085

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$867,708	$—
Municipal Obligations	—	121,955	—
United States Government and Government Agency Obligations	—	327,443	—
Total	$—	$1,317,106	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY CORPORATE BOND FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	98.0%
Corporate Debt Securities	90.3%
Asset-Backed Securities	2.6%
Municipal Bonds — Taxable	1.9%
Other Government Securities	1.5%
United States Government and Government Agency Obligations	1.5%
Mortgage-Backed Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Quality Weightings

Investment Grade	97.8%
AAA	3.0%
AA	13.6%
A	39.0%
BBB	42.2%
Non-Investment Grade	0.2%
Non-rated	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$1,750	$1,751
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	3,518	3,556
American Airlines Class A Pass Through Certificates, Series 2016-2,
3.650%, 6-15-28	1,799	1,764
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	2,699	2,637
American Airlines Class AA Pass Through Certificates, Series 2017-2,
3.350%, 10-15-29	973	951
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1-15-28	3,522	3,540
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2-15-29	450	452
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	3,500	3,469
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	4,685	4,579

TOTAL ASSET-BACKED SECURITIES – 2.6%		$22,699
(Cost: $22,850)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 2.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.464%, 7-23-22	2,000	2,070
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1-15-22 (B)	5,000	4,861
3.900%, 3-1-38	1,000	984
4.600%, 10-15-38	5,000	5,361
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1-15-25	1,865	1,904
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7-15-26	4,500	4,263
3.800%, 2-15-27	500	497

		19,940

Integrated Telecommunication Services – 1.1%
AT&T, Inc.,
3.600%, 2-17-23	4,000	4,079

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Verizon Communications, Inc.:
5.250%, 3-16-37	$2,250	$2,537
4.812%, 3-15-39	2,797	3,007

		9,623

Interactive Home Entertainment – 0.9%
Activision Blizzard, Inc.:
2.300%, 9-15-21	4,000	3,944
2.600%, 6-15-22	3,000	2,975
3.400%, 6-15-27	1,000	972

		7,891

Movies & Entertainment – 0.4%
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,116
4.125%, 6-1-44	1,000	1,066

		3,182

Publishing – 0.3%
Thomson Reuters Corp.,
3.350%, 5-15-26	3,000	2,881

Wireless Telecommunication Service – 1.4%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	2,000	2,005
3.663%, 5-15-25 (A)	5,120	5,177
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	5,625	5,623

		12,805

Total Communication Services – 6.3%		56,322
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
3.800%, 9-15-27	3,000	2,877

Automobile Manufacturers – 0.2%
General Motors Co.,
5.000%, 10-1-28	1,750	1,747

Education Services – 0.5%
President and Fellows of Harvard College,
3.150%, 7-15-46	3,000	2,844
University of Southern California,
3.028%, 10-1-39	2,000	1,881

		4,725

Footwear – 0.9%
NIKE, Inc.,
3.875%, 11-1-45	8,000	8,186

General Merchandise Stores – 0.5%
Target Corp.,
3.375%, 4-15-29	4,250	4,308

Home Improvement Retail – 0.6%
Home Depot, Inc. (The),
4.200%, 4-1-43	4,700	4,904

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.,
4.800%, 12-5-34	$5,470	$6,361

Restaurants – 0.4%
Starbucks Corp.,
4.000%, 11-15-28 (B)	3,000	3,138

Total Consumer Discretionary – 4.1%		36,246
Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co.,
3.375%, 3-15-22	1,000	1,023

Brewers – 1.7%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2-1-36 (A)	9,500	9,504
Heineken N.V.,
3.500%, 1-29-28 (A)	3,000	3,017
Molson Coors Brewing Co.,
2.250%, 3-15-20	2,500	2,484

		15,005

Distillers & Vintners – 0.8%
Bacardi Ltd.,
4.450%, 5-15-25 (A)	4,470	4,509
Constellation Brands, Inc.:
2.650%, 11-7-22	1,000	987
3.700%, 12-6-26	1,562	1,558
4.500%, 5-9-47	500	484

		7,538

Drug Retail – 0.1%
CVS Health Corp.,
4.100%, 3-25-25	1,000	1,027

Hypermarkets & Super Centers – 0.6%
Walmart, Inc.,
3.700%, 6-26-28	5,000	5,264

Packaged Foods & Meats – 2.1%
General Mills, Inc.,
4.200%, 4-17-28	3,750	3,899
Mars, Inc.,
3.875%, 4-1-39 (A)	4,375	4,403
Nestle Holdings, Inc.,
3.900%, 9-24-38 (A)	5,500	5,737
Smithfield Foods, Inc.:
2.650%, 10-3-21 (A)	3,000	2,885
3.350%, 2-1-22 (A)	2,000	1,957

		18,881

Soft Drinks – 1.3%
Coca-Cola Co. (The),
1.550%, 9-1-21	3,500	3,421
PepsiCo, Inc.:
1.700%, 10-6-21	4,000	3,917
3.450%, 10-6-46	4,500	4,343

		11,681

46	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Tobacco – 0.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
3.490%, 2-14-22	$1,380	$1,402

Total Consumer Staples – 6.9%		61,821
Energy

Oil & Gas Equipment & Services – 1.2%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12-15-27	2,000	1,946
Halliburton Co.,
5.000%, 11-15-45	3,000	3,197
Schlumberger Holding Corp.,
3.625%, 12-21-22 (A)	5,000	5,140

		10,283

Oil & Gas Exploration & Production – 1.7%
BP Capital Markets plc (GTD by BP plc),
3.216%, 11-28-23	5,000	5,061
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	7,250	7,263
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	1,193	1,224
EQT Corp.,
3.000%, 10-1-22	1,500	1,473

		15,021

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
3.246%, 2-26-21 (C)	1,000	1,000

Oil & Gas Storage & Transportation – 5.3%
Colonial Pipeline Co.,
4.250%, 4-15-48 (A)	2,000	2,021
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	6,000	6,104
Enbridge, Inc.,
2.900%, 7-15-22	500	499
Energy Transfer Partners L.P.:
4.950%, 6-15-28	2,750	2,887
4.900%, 3-15-35	750	714
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24 (A)	2,200	2,236
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11-1-24	4,469	4,457
Sabal Trail Transmission LLC,
4.246%, 5-1-28 (A)	5,000	5,197
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	1,500	1,513
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21 (B)	2,551	2,619
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	6,000	7,144

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
TransCanada PipeLines Ltd.,
5.100%, 3-15-49	$4,500	$4,851
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48	2,000	2,035
Williams Partners L.P.:
3.750%, 6-15-27	4,000	3,976
4.850%, 3-1-48	1,500	1,497

		47,750

Total Energy – 8.3%		74,054
Financials

Asset Management & Custody Banks – 1.5%
Ares Capital Corp.:
3.875%, 1-15-20	635	638
4.250%, 3-1-25	2,500	2,441
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.850%, 3-29-29	4,500	4,630
State Street Corp.,
2.650%, 5-19-26	6,000	5,873

		13,582

Consumer Finance – 2.4%
Capital One Financial Corp.,
4.200%, 10-29-25	3,500	3,562
Discover Bank,
3.450%, 7-27-26	500	485
Discover Financial Services,
3.950%, 11-6-24	3,200	3,260
Ford Motor Credit Co. LLC:
2.425%, 6-12-20	5,000	4,935
5.875%, 8-2-21	2,500	2,590
2.979%, 8-3-22	2,000	1,912
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	4,500	4,481

		21,225

Diversified Banks – 11.4%
Australia and New Zealand Banking Group Ltd.,
2.125%, 8-19-20	4,000	3,967
Banco Santander S.A.,
3.500%, 4-11-22	2,500	2,525
Bank of America Corp.:
2.503%, 10-21-22	2,000	1,975
4.200%, 8-26-24	6,000	6,213
4.244%, 4-24-38	3,000	3,085
6.300%, 12-29-49	2,000	2,173
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.503%, 2-5-26 (C)	1,000	977
Bank of New York Mellon Corp. (The):
2.500%, 4-15-21	2,000	1,996
2.200%, 8-16-23	4,000	3,892

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Barclays plc,
3.684%, 1-10-23	$2,000	$1,998
BB&T Corp.:
2.050%, 5-10-21	5,500	5,425
2.750%, 4-1-22	3,000	3,002
Citizens Bank N.A.,
3.250%, 2-14-22	1,750	1,767
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)(B)	3,500	3,433
Danske Bank A.S.:
5.000%, 1-12-22 (A)	1,550	1,587
2.700%, 3-2-22 (A)	2,000	1,948
Fifth Third Bank N.A.,
2.250%, 6-14-21	2,500	2,474
HSBC Holdings plc,
3.803%, 3-11-25	4,750	4,822
Huntington Bancshares, Inc.,
2.300%, 1-14-22	1,500	1,478
KeyBank N.A.,
3.300%, 2-1-22	1,250	1,271
Lloyds Banking Group plc:
3.000%, 1-11-22	1,000	994
3.900%, 3-12-24	1,250	1,266
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9-13-21	6,500	6,387
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	4,000	4,000
Royal Bank of Canada:
2.350%, 10-30-20	4,000	3,984
2.500%, 1-19-21	4,000	3,997
Santander Holdings USA, Inc.,
3.400%, 1-18-23	3,000	3,002
Svenska Handelsbanken AB,
3.900%, 11-20-23	2,100	2,186
Toronto-Dominion Bank,
3.250%, 3-11-24	3,125	3,164
U.S. Bancorp,
3.375%, 2-5-24	4,000	4,093
U.S. Bank N.A.,
3.450%, 11-16-21	3,000	3,059
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	984
3.069%, 1-24-23	500	501
4.750%, 12-7-46	1,500	1,571
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,487
2.000%, 8-19-21	4,000	3,928

		101,611

Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc.,
4.250%, 9-21-48	4,250	4,469

Insurance Brokers – 0.5%
Marsh & McLennan Cos., Inc.,
3.500%, 12-29-20	4,000	4,053

Investment Banking & Brokerage – 3.1%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,500	1,505

2019	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	$4,000	$3,985
Goldman Sachs Group, Inc. (The):
2.350%, 11-15-21	3,000	2,954
2.905%, 7-24-23	1,000	989
3.272%, 9-29-25	1,500	1,481
3.750%, 2-25-26	1,000	1,005
3.500%, 11-16-26	1,000	988
4.017%, 10-31-38	6,000	5,753
Morgan Stanley:
4.875%, 11-1-22	2,000	2,112
3.875%, 1-27-26	7,000	7,162

		27,934

Life & Health Insurance – 4.4%
Aflac, Inc.,
4.750%, 1-15-49	4,750	5,258
Athene Holding Ltd.,
4.125%, 1-12-28	3,000	2,883
MetLife, Inc.,
4.050%, 3-1-45	3,500	3,503
Metropolitan Life Global Funding I,
3.450%, 10-9-21 (A)	2,000	2,026
New York Life Global Funding:
2.000%, 4-13-21 (A)	2,500	2,466
2.300%, 6-10-22 (A)	3,000	2,957
2.900%, 1-17-24 (A)	1,500	1,509
2.350%, 7-14-26 (A)	3,000	2,856
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (A)	3,000	2,919
Principal Life Global Funding II:
2.625%, 11-19-20 (A)	3,500	3,496
3.000%, 4-18-26 (A)	4,000	3,952
Protective Life Global Funding,
2.262%, 4-8-20 (A)	2,500	2,487
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (A)	3,000	2,918

		39,230

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
2.700%, 3-30-21	4,000	3,997
3.500%, 5-15-23	1,000	1,014
4.450%, 9-29-27	1,500	1,543
JPMorgan Chase & Co.:
2.295%, 8-15-21	5,000	4,943
2.700%, 5-18-23	6,000	5,942
3.220%, 3-1-25	5,000	5,008
3.625%, 12-1-27	3,500	3,482
USAA Capital Corp.,
2.450%, 8-1-20 (A)	10,030	10,019

		35,948

Property & Casualty Insurance – 0.5%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
4.250%, 1-15-49	1,500	1,571
Berkshire Hathaway, Inc.,
2.750%, 3-15-23	3,000	3,020

		4,591

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks – 1.6%
First Republic Bank,
2.500%, 6-6-22	$5,000	$4,956
PNC Bank N.A.:
2.450%, 11-5-20	736	733
2.150%, 4-29-21	4,000	3,964
SunTrust Banks, Inc.,
3.200%, 4-1-24	4,500	4,535

		14,188

Specialized Finance – 0.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21 (A)	2,000	2,052
5.450%, 6-15-23 (A)	1,000	1,066
8.100%, 7-15-36 (A)	2,500	2,944
John Deere Capital Corp.,
3.200%, 1-10-22	1,500	1,525

		7,587

Total Financials – 30.7%		274,418
Health Care

Biotechnology – 0.8%
Amgen, Inc.:
2.200%, 5-11-20	3,500	3,483
4.950%, 10-1-41	3,000	3,197

		6,680

Health Care Distributors – 0.3%
McKesson Corp.,
3.650%, 11-30-20	2,500	2,530

Health Care Equipment – 0.9%
Becton Dickinson & Co.,
3.700%, 6-6-27	5,000	4,986
Boston Scientific Corp.,
4.550%, 3-1-39	3,125	3,270

		8,256

Health Care Supplies – 1.8%
Abbott Laboratories,
4.750%, 11-30-36	5,000	5,628
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3-15-35	4,288	4,685
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	6,000	5,931

		16,244

Managed Health Care – 1.1%
Halfmoon Parent, Inc.,
3.400%, 9-17-21 (A)	4,500	4,548
Humana, Inc.,
2.900%, 12-15-22	2,000	1,986
UnitedHealth Group, Inc.,
3.500%, 2-15-24	3,500	3,606

		10,140

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 3.8%
Bayer U.S. Finance II LLC,
4.375%, 12-15-28 (A)	$5,000	$4,974
Bayer U.S. Finance LLC,
3.000%, 10-8-21 (A)	500	496
Eli Lilly and Co.,
3.875%, 3-15-39	3,500	3,589
Merck & Co., Inc.,
3.900%, 3-7-39	6,250	6,444
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	2,000	1,981
Pfizer, Inc.,
3.900%, 3-15-39	4,500	4,613
Takeda Pharmaceutical Co. Ltd.,
4.400%, 11-26-23 (A)	5,000	5,257
Zoetis, Inc.,
3.900%, 8-20-28	6,500	6,674

		34,028

Total Health Care – 8.7%		77,878
Industrials

Aerospace & Defense – 3.4%
BAE Systems Holdings, Inc.:
3.800%, 10-7-24 (A)	5,000	5,104
3.850%, 12-15-25 (A)	4,800	4,852
4.750%, 10-7-44 (A)	2,000	2,113
Boeing Co. (The),
1.650%, 10-30-20	2,500	2,457
General Dynamics Corp.,
1.875%, 8-15-23	5,000	4,848
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	2,750	2,689
Northrop Grumman Corp.,
3.200%, 2-1-27	5,000	4,926
Rockwell Collins, Inc.,
2.800%, 3-15-22	3,500	3,492

		30,481

Air Freight & Logistics – 0.3%
FedEx Corp.,
4.750%, 11-15-45	3,000	2,988

Airlines – 1.1%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	2,000	1,970
Aviation Capital Group LLC,
3.500%, 11-1-27 (A)	1,500	1,425
Sydney Airport Finance,
3.625%, 4-28-26 (A)	6,000	5,993

		9,388

Environmental & Facilities Services – 0.4%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	4,000	3,934

48	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates – 1.7%
General Electric Capital Corp.:
6.000%, 8-7-19	$1,432	$1,445
2.342%, 11-15-20	7,787	7,690
General Electric Co.,
2.700%, 10-9-22	2,000	1,964
Ingersoll-Rand Luxembourg Finance S.A.,
3.800%, 3-21-29	4,260	4,325

		15,424

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
4.550%, 9-1-44	2,000	2,200

Research & Consulting Services – 0.4%
RELX Capital, Inc. (GTD by RELX plc),
4.000%, 3-18-29	3,125	3,184

Trucking – 0.4%
J.B. Hunt Transport Services, Inc. (GTD by J.B. Hunt Transport, Inc.),
3.875%, 3-1-26	3,125	3,172

Total Industrials – 7.9%		70,771
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp.,
3.850%, 12-15-26	4,000	4,074

Data Processing & Outsourced Services – 0.8%
Visa, Inc.:
2.800%, 12-14-22	4,000	4,040
4.150%, 12-14-35	3,000	3,275

		7,315

Electronic Components – 0.7%
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	6,500	6,270

Electronic Equipment & Instruments – 0.4%
Keysight Technologies, Inc.,
4.600%, 4-6-27	3,500	3,621

It Consulting & Other Services – 0.4%
IBM Credit LLC,
3.600%, 11-30-21	3,500	3,575

Semiconductor Equipment – 0.4%
Lam Research Corp.,
3.750%, 3-15-26	3,125	3,183

Semiconductors – 2.0%
Intel Corp.:
3.100%, 7-29-22	4,000	4,072
4.100%, 5-19-46	6,000	6,353
QUALCOMM, Inc.,
4.650%, 5-20-35	3,000	3,095
Texas Instruments, Inc.,
3.875%, 3-15-39	4,500	4,668

		18,188

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Systems Software – 1.7%
CA, Inc.,
5.375%, 12-1-19	$6,195	$6,279
Microsoft Corp.:
2.650%, 11-3-22	3,000	3,019
3.500%, 2-12-35	5,500	5,583

		14,881

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.:
2.400%, 5-3-23	1,000	991
3.200%, 5-11-27	2,000	2,018
4.500%, 2-23-36	3,000	3,363

		6,372

Total Information Technology – 7.5%		67,479
Materials

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
4.500%, 3-15-28 (A)	2,000	2,000

Specialty Chemicals – 0.4%
Methanex Corp.,
5.250%, 3-1-22	3,500	3,608

Total Materials – 0.6%		5,608
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust,
4.750%, 2-15-28	2,000	1,859

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1-15-28	2,500	2,293

Industrial REITs – 0.6%
Aircastle Ltd.,
5.500%, 2-15-22	4,909	5,151

Specialized REITs – 1.5%
American Tower Corp.:
3.070%, 3-15-23 (A)	3,000	2,993
3.125%, 1-15-27	4,750	4,556
American Tower Trust I,
3.652%, 3-23-28 (A)	2,000	2,012
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,957
5.250%, 1-15-23	844	907

		13,425

Total Real Estate – 2.5%		22,728
Utilities

Electric Utilities – 5.0%
AEP Transmission Co. LLC,
4.250%, 9-15-48	4,500	4,785
Appalachian Power Co., Series W,
4.450%, 6-1-45 (B)	1,000	1,032

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
CenterPoint Energy, Inc.,
4.250%, 11-1-28	$4,500	$4,665
Commonwealth Edison Co.,
3.650%, 6-15-46	2,500	2,438
Consumers Energy Co.,
4.350%, 4-15-49	2,500	2,785
Duke Energy Carolinas LLC:
4.300%, 6-15-20	3,250	3,314
3.750%, 6-1-45	3,875	3,846
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	975
Entergy Arkansas, Inc.,
4.000%, 6-1-28	2,650	2,751
Florida Power & Light Co.,
3.990%, 3-1-49	3,125	3,279
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	1,041
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	1,022
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11-1-48	3,000	3,236
Southern California Edison Co.,
4.125%, 3-1-48	5,000	4,793
Virginia Electric and Power Co., Series B,
4.600%, 12-1-48	1,500	1,659
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	778
4.300%, 10-15-48	1,750	1,887

		44,286

Gas Utilities – 0.3%
Southern California Gas Co.,
4.300%, 1-15-49	2,500	2,683

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp.,
4.350%, 5-1-33	3,750	3,870

Multi-Utilities – 0.8%
Baltimore Gas and Electric Co.,
4.250%, 9-15-48	2,500	2,633
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23	500	501
Dominion Resources, Inc.,
2.750%, 1-15-22	1,000	992
Public Service Electric and Gas Co.,
2.250%, 9-15-26	3,500	3,294

		7,420

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5-1-19	3,000	3,007

Total Utilities – 6.8%		61,266

TOTAL CORPORATE DEBT SECURITIES – 90.3%		$808,591
(Cost: $795,136)

2019	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
4.439%, 3-25-35 (C)	$2,263	$1,686
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
4.630%, 2-25-34 (C)	46	—	*

		1,686

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,686
(Cost: $2,297)

MUNICIPAL BONDS – TAXABLE
New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	3,000	2,900
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,532	4,736

		7,636

Ohio – 0.6%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	5,500	5,697

Pennsylvania – 0.4%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	3,075	3,160

TOTAL MUNICIPAL BONDS – TAXABLE – 1.9%		$16,493
(Cost: $15,205)

OTHER GOVERNMENT SECURITIES (D)	Principal	Value
Canada – 1.3%
Province de Quebec,
7.140%, 2-27-26	$9,365	$11,628

South Korea – 0.2%
Korea Development Bank,
3.000%, 3-19-22	1,875	1,885

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$13,513
(Cost: $11,396)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.790%, 6-25-22	2,000	2,010
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
4.336%, 12-25-44 (A)(C)	10,760	11,147

		13,157

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$13,157
(Cost: $13,311)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.0%
U.S. Treasury Bonds,
3.000%, 11-15-44	210	218
U.S. Treasury Notes,
2.000%, 8-15-25	19	18

		236

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$236
(Cost: $248)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (E) – 0.8%
J.M. Smucker Co. (The),
2.651%, 4-1-19	$4,325	$4,324
Kellogg Co.,
2.664%, 4-9-19	2,500	2,498

		6,822

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (F)	4,616	4,616

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (G)(H)	1,963	1,963

TOTAL SHORT-TERM SECURITIES – 1.5%		$13,401
(Cost: $13,402)

TOTAL INVESTMENT SECURITIES – 99.5%		$889,776
(Cost: $873,845)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		4,628

NET ASSETS – 100.0%		$894,404

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $186,780 or 20.9% of net assets.

(B)	All or a portion of securities with an aggregate value of $1,912 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the yield to maturity at March 31, 2019.

50	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(F)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$22,699	$—
Corporate Debt Securities	—	808,591	—
Mortgage-Backed Securities	—	1,686	—
Municipal Bonds	—	16,493	—
Other Government Securities	—	13,513	—
United States Government Agency Obligations	—	13,157	—
United States Government Obligations	—	236	—
Short-Term Securities	1,963	11,438	—
Total	$1,963	$887,813	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	51

PORTFOLIO HIGHLIGHTS	IVY CROSSOVER CREDIT FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	95.8%
Corporate Debt Securities	94.5%
Asset-Backed Securities	1.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.2%

Quality Weightings

Investment Grade	87.1%
A	6.6%
BBB	80.5%
Non-Investment Grade	8.7%
BB	8.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

52	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$250	$250
3.650%, 7-21-27	250	234

TOTAL ASSET-BACKED SECURITIES – 1.3%		$484
(Cost: $501)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 2.8%
Charter Communications Operating LLC and Charter Communications Operating Captial Corp.,
4.500%, 2-1-24	500	521
CSC Holdings LLC,
5.375%, 2-1-28 (A)	500	501

		1,022

Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc.,
4.016%, 12-3-29 (A)	510	527

Total Communication Services – 4.2%		1,549
Consumer Discretionary

Auto Parts & Equipment – 1.3%
Lear Corp.,
3.800%, 9-15-27	500	480

Automobile Manufacturers – 1.4%
General Motors Co.,
5.000%, 10-1-28	500	499

Homebuilding – 1.3%
Toll Brothers Finance Corp.,
4.350%, 2-15-28	500	467

Restaurants – 1.4%
Starbucks Corp.,
4.000%, 11-15-28 (B)	500	523

Total Consumer Discretionary – 5.4%		1,969
Consumer Staples

Brewers – 2.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1-23-29	750	799

Distillers & Vintners – 2.6%
Bacardi Ltd.,
4.450%, 5-15-25 (A)	200	202
Constellation Brands, Inc.,
3.700%, 12-6-26	750	748

		950

Packaged Foods & Meats – 4.7%
Bunge Ltd. Finance Corp.,
3.750%, 9-25-27	250	229

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
General Mills, Inc.,
4.200%, 4-17-28	$750	$780
Smithfield Foods, Inc.,
2.650%, 10-3-21 (A)	750	721

		1,730

Total Consumer Staples – 9.5%		3,479
Energy

Oil & Gas Exploration & Production – 2.7%
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	750	751
EQT Corp.,
3.000%, 10-1-22	250	246

		997

Oil & Gas Storage & Transportation – 9.4%
Cheniere Corpus Christi Holdings LLC,
5.875%, 3-31-25 (B)	500	544
Energy Transfer Partners L.P.,
4.950%, 6-15-28	250	262
EQT Midstream Partners L.P.,
4.750%, 7-15-23	500	510
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24 (A)	400	407
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	1,000	993
Williams Partners L.P.:
3.750%, 6-15-27	500	497
4.850%, 3-1-48	250	249

		3,462

Total Energy – 12.1%		4,459
Financials

Asset Management & Custody Banks – 4.2%
Ares Capital Corp.,
4.250%, 3-1-25 (B)	500	488
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.850%, 3-29-29	1,000	1,029

		1,517

Consumer Finance – 3.3%
Capital One Financial Corp.,
3.750%, 7-28-26	250	244
Discover Bank,
3.450%, 7-27-26	500	485
Ford Motor Credit Co. LLC,
3.336%, 3-18-21	500	492

		1,221

Diversified Banks – 5.7%
Banco Bilbao Vizcaya Argentaria S.A.,
6.125%, 2-16-66	1,000	893
Danske Bank A.S.:
5.000%, 1-12-22 (A)	200	205

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
2.700%, 3-2-22 (A)	$500	$487
Santander Holdings USA, Inc.,
3.400%, 1-18-23	500	500

		2,085

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The),
4.250%, 10-21-25	500	512

Life & Health Insurance – 2.6%
Athene Holding Ltd.,
4.125%, 1-12-28	1,000	961

Other Diversified Financial Services – 4.1%
Citigroup, Inc.,
4.450%, 9-29-27	500	514
JPMorgan Chase & Co.,
3.625%, 12-1-27	1,000	995

		1,509

Specialized Finance – 2.9%
Dell International LLC and EMC Corp.,
5.450%, 6-15-23 (A)	1,000	1,066

Total Financials – 24.2%		8,871
Health Care

Health Care Equipment – 1.4%
Becton Dickinson & Co.,
3.700%, 6-6-27 (B)	500	498

Pharmaceuticals – 6.9%
Bayer U.S. Finance II LLC,
4.375%, 12-15-28 (A)	1,000	995
Elanco Animal Health, Inc.,
4.900%, 8-28-28 (A)	500	531
Zoetis, Inc.,
3.900%, 8-20-28	1,000	1,027

		2,553

Total Health Care – 8.3%		3,051
Industrials

Aerospace & Defense – 6.1%
BAE Systems Holdings, Inc.,
3.850%, 12-15-25 (A)	500	505
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	1,000	978
Northrop Grumman Corp.,
3.250%, 1-15-28	750	738

		2,221

Agricultural & Farm Machinery – 1.3%
CNH Industrial N.V.,
3.850%, 11-15-27	500	479

Industrial Conglomerates – 1.1%
Ingersoll-Rand Luxembourg Finance S.A.,
3.800%, 3-21-29	165	168

2019	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates (Continued)
TriMas Corp.,
4.875%, 10-15-25 (A)	$250	$246

		414

Total Industrials – 8.5%		3,114
Information Technology

Communications Equipment – 2.8%
L-3 Communications Corp.,
3.850%, 12-15-26	1,000	1,018

Electronic Equipment & Instruments – 2.8%
Keysight Technologies, Inc.,
4.600%, 4-6-27 (B)	1,000	1,035

Semiconductors – 4.2%
Marvell Technology Group Ltd.,
4.875%, 6-22-28	1,000	1,034
QUALCOMM, Inc.,
2.900%, 5-20-24	500	492

		1,526

Total Information Technology – 9.8%		3,579
Materials

Diversified Metals & Mining – 2.7%
Anglo American Capital plc,
3.625%, 9-11-24 (A)	1,000	992

Total Materials – 2.7%		992

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Health Care REITs – 1.2%
Senior Housing Properties Trust,
4.750%, 2-15-28	$500	$465

Hotel & Resort REITs – 2.5%
Hospitality Properties Trust,
3.950%, 1-15-28	1,000	917

Specialized REITs – 3.4%
Crown Castle International Corp.:
3.200%, 9-1-24	250	248
4.750%, 5-15-47	1,000	990

		1,238

Total Real Estate – 7.1%		2,620
Utilities

Electric Utilities – 2.7%
CenterPoint Energy, Inc.,
4.250%, 11-1-28	500	519
Southern California Edison Co.,
4.125%, 3-1-48	500	479

		998

Total Utilities – 2.7%		998

TOTAL CORPORATE DEBT SECURITIES – 94.5%		$34,681
(Cost: $34,589)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 5.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (C)	$1,999	$1,999

Money Market Funds – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (D)(E)	507	507

TOTAL SHORT-TERM SECURITIES – 6.8%		$2,506
(Cost: $2,506)

TOTAL INVESTMENT SECURITIES – 102.6%		$37,671
(Cost: $37,596)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(960)

NET ASSETS – 100.0%		$36,711

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $7,385 or 20.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $494 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$484	$—
Corporate Debt Securities	—	34,681	—
Short-Term Securities	507	1,999	—
Total	$507	$37,164	$—

54	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	55

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT SECURITIES FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	98.0%
United States Government and Government Agency Obligations	98.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Quality Weightings

Investment Grade	93.9%
AAA	49.8%
AA	44.1%
Non-Investment Grade	4.1%
Non-rated	4.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

56	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 10.0%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$5,323
3.460%, 2-22-33	3,500	3,686
Federal Home Loan Bank:
2.500%, 4-27-26	5,000	4,906
3.090%, 5-16-36	5,000	4,719
Tennessee Valley Authority,
2.875%, 2-1-27	5,000	5,068
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	8,000	8,728

		32,430

Mortgage-Backed Obligations – 40.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6-25-22	7,250	7,288
5.000%, 5-15-23	698	721
3.194%, 7-25-27	4,000	4,091
3.000%, 10-15-36	2,726	2,734
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
3.430%, 1-25-27 (B)	3,500	3,639
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10-1-44	2,208	2,283
3.000%, 4-15-46	2,633	2,645
3.000%, 4-15-53	3,352	3,282
Federal National Mortgage Association Agency REMIC/CMO:
3.360%, 12-1-22	1,859	1,908
3.020%, 1-1-23	1,143	1,162
2.630%, 2-1-23	4,235	4,231
2.352%, 3-1-23	5,368	5,350
2.390%, 6-1-25	4,913	4,896
3.360%, 7-1-25	2,529	2,623
4.080%, 1-1-29	4,558	4,977
3.740%, 6-1-30	4,000	4,250
3.639%, 8-25-30	4,000	4,187
4.000%, 3-25-33	1,473	1,517
2.000%, 4-25-39	1,693	1,665
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.478%, 12-1-19	2,317	2,337
5.380%, 11-1-20	154	154
4.381%, 6-1-21	3,669	3,804
2.759%, 4-1-22	5,822	5,852
2.705%, 4-1-23	3,108	3,123
2.000%, 10-1-27	1,563	1,538
3.400%, 6-1-31	3,000	3,076
4.000%, 12-1-31	1,331	1,383
4.000%, 12-1-32	3,223	3,322
5.500%, 12-1-34	409	450
3.500%, 4-25-37	2,157	2,193
6.000%, 4-1-39	153	165
3.000%, 11-25-42	4,573	4,560
4.500%, 2-1-44	2,557	2,722
4.000%, 10-1-44	2,396	2,479
2.500%, 5-25-45	6,183	6,125

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.500%, 2-1-48	$2,573	$2,715
3.000%, 2-25-57	3,638	3,462
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	8,489	8,296
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 4-20-34	2,383	2,583
3.000%, 4-20-48	4,000	3,833
3.500%, 4-20-48	3,951	4,079

		131,700

United States Government Agency Obligations – 1.3%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12-15-23	1,543	1,645
Ukraine Government AID Bond,
1.844%, 5-16-19	2,500	2,499

		4,144

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 51.7%		$168,274
(Cost: $166,952)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 46.3%
U.S. Treasury Bonds:
5.250%, 2-15-29	2,400	2,996
3.500%, 2-15-39	1,000	1,135
2.750%, 8-15-42	3,000	2,993
2.500%, 2-15-45	500	473
U.S. Treasury Notes:
1.500%, 7-15-20	2,500	2,473
2.625%, 7-31-20	10,000	10,033
1.375%, 9-30-20	4,000	3,942
2.875%, 10-31-20	5,000	5,041
2.750%, 11-30-20	4,000	4,028
2.500%, 1-31-21	3,300	3,312
1.125%, 6-30-21	2,000	1,952
2.750%, 8-15-21	10,000	10,113
1.125%, 9-30-21	1,500	1,460
2.000%, 12-31-21	3,000	2,983
1.875%, 4-30-22	6,000	5,937
1.750%, 5-31-22	2,000	1,971
2.000%, 10-31-22	2,000	1,985
2.000%, 11-30-22	1,000	992
2.750%, 7-31-23	5,000	5,107
2.625%, 12-31-23	3,000	3,053
2.000%, 4-30-24	19,000	18,777
2.125%, 7-31-24	17,500	17,383
1.875%, 8-31-24	4,000	3,922
2.250%, 10-31-24	6,500	6,493
2.250%, 11-15-24	6,380	6,370
2.125%, 11-30-24	1,500	1,488
2.750%, 2-28-25	900	923
2.000%, 8-15-25	4,000	3,928
1.625%, 2-15-26	5,000	4,780
1.625%, 5-15-26	5,500	5,249

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.250%, 2-15-27	$6,000	$5,958
2.375%, 5-15-27	1,000	1,002
2.250%, 8-15-27	500	496
2.875%, 5-15-28	2,000	2,079

		150,827

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 46.3%		$150,827
(Cost: $151,506)

SHORT-TERM SECURITIES
Commercial Paper (C) – 0.9%
Federal National Mortgage Association,
2.280%, 4-1-19	3,054	3,054

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.440%, 4-7-19 (D)	2,145	2,145
2.450%, 4-7-19 (D)	405	405

		2,550

TOTAL SHORT-TERM SECURITIES – 1.7%		$5,604
(Cost: $5,604)

TOTAL INVESTMENT SECURITIES – 99.7%		$324,705
(Cost: $324,062)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		909

NET ASSETS – 100.0%		$325,614

2019	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $8,728 or 2.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the yield to maturity at March 31, 2019.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$168,274	$—
United States Government Obligations	—	150,827	—
Short-Term Securities	—	5,604	—
Total	$—	$324,705	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL SMALL CAP FUND(a)

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	97.4%
Industrials	19.2%
Consumer Discretionary	16.5%
Real Estate	12.4%
Communication Services	8.8%
Financials	8.5%
Materials	8.5%
Information Technology	8.4%
Health Care	6.1%
Consumer Staples	4.7%
Energy	3.0%
Utilities	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Country Weightings

Europe	49.7%
United Kingdom	17.5%
Ireland	6.9%
France	6.5%
Germany	5.5%
Other Europe	13.3%
Pacific Basin	47.7%
Japan	35.4%
Australia	7.1%
Other Pacific Basin	5.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
SCSK Corp.	Japan	Information Technology	IT Consulting & Other Services
TechnoPro Holdings, Inc.	Japan	Real Estate	Industrial REITs
Matsumotokiyoshi Holdings Co. Ltd.	Japan	Consumer Staples	Drug Retail
Tsubaki Nakashima Co. Ltd.	Japan	Industrials	Industrial Machinery
Kenedix Office Investment Corp.	Japan	Real Estate	Diversified REITs
Komeda Holdings Co. Ltd.	Japan	Consumer Discretionary	Restaurants
ARTERIA Networks Corp.	Japan	Communication Services	Alternative Carriers
Future plc	United Kingdom	Communication Services	Publishing
Rubis Group	France	Energy	Oil & Gas Storage & Transportation
Grand City Properties S.A.	Luxembourg	Real Estate	Real Estate Operating Companies

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective February 21, 2019, the name of Ivy IG International Small Cap Fund changed to Ivy International Small Cap Fund.

2019	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Communication Services – 1.3%
carsales.com Ltd. (A)	239	$2,149

Consumer Discretionary – 1.1%
Ardent Leisure Group	2,240	1,805

Financials – 1.0%
Steadfast Group Ltd.	723	1,627

Materials – 2.4%
Evolution Mining Ltd.	719	1,869
Nufarm Ltd.	602	2,017

		3,886

Utilities – 1.3%
Spark Infrastructure Group	1,277	2,069

Total Australia – 7.1%		$11,536
Austria

Real Estate – 0.9%
Immofinanz AG (B)	59	1,459

Total Austria – 0.9%		$1,459
Belgium

Materials – 0.6%
Tessenderlo Chemie N.V. (B)	31	1,032

Total Belgium – 0.6%		$1,032
Estonia

Industrials – 0.7%
Tallinna Sadam AS (B)	493	1,182

Total Estonia – 0.7%		$1,182
France

Communication Services – 1.3%
Ubisoft Entertainment S.A. (B)	23	2,092

Energy – 1.7%
Rubis Group	50	2,745

Financials – 0.5%
Rothschild & Co.	25	796

Industrials – 3.0%
Alstom (B)	42	1,842
Latecoere S.A. (B)	234	817
Teleperformance SE	13	2,306

		4,965

Total France – 6.5%		$10,598
Germany

Communication Services – 0.4%
Rocket Internet SE (B)	27	693

COMMON STOCKS (Continued)	Shares	Value
Industrials – 0.7%
Duerr AG	28	$1,089

Information Technology – 1.8%
cyan AG (B)	15	485
Mynaric AG (A)(B)	33	1,708
Serviceware SE (B)	42	698

		2,891

Total Germany – 2.9%		$4,673
Hong Kong

Industrials – 1.1%
Pacific Basin Shipping Ltd.	8,400	1,812

Total Hong Kong – 1.1%		$1,812
Ireland

Consumer Discretionary – 1.3%
Dalata Hotel Group plc	323	2,132

Consumer Staples – 1.3%
Total Produce plc (A)	1,116	2,127

Financials – 0.6%
Greencoat Renewables plc	894	1,066

Health Care – 1.3%
Mainstay Medical International plc (B)(C)	42	170
UDG Healthcare plc	256	1,887

		2,057

Industrials – 1.5%
Irish Continental Group plc	196	1,069
Kingspan Group plc	26	1,207

		2,276

Materials – 0.9%
Smurfit Kappa Group plc	54	1,516

Total Ireland – 6.9%		$11,174
Isle Of Man

Consumer Discretionary – 0.7%
GVC Holdings plc	144	1,048

Information Technology – 1.0%
Strix Group plc (A)	818	1,686

Total Isle Of Man – 1.7%		$2,734
Italy

Financials – 0.2%
Mediobanca S.p.A.	31	324

Industrials – 0.2%
FILA Fabbrica Italiana Lapis ed Affini S.p.A.	23	330

Total Italy – 0.4%		$654

COMMON STOCKS (Continued)	Shares		Value
Japan

Communication Services – 2.6%
ARTERIA Networks Corp.	248		$2,802
Macromill, Inc.	117		1,411

			4,213

Consumer Discretionary – 6.8%
Komeda Holdings Co. Ltd.	154		2,936
Maxell Holdings Ltd. (A)	141		2,006
NGK Spark Plug Co. Ltd.	75		1,391
Nifco, Inc. (A)	88		2,255
Ryohin Keikaku Co. Ltd.	10		2,488

			11,076

Consumer Staples – 2.4%
Kobe Bussan Co. Ltd.	22		821
Matsumotokiyoshi Holdings Co. Ltd.	90		3,017

			3,838

Financials – 1.6%
Bank of Kyoto Ltd. (The) (A)	54		2,261
Gunma Bank Ltd. (The)	82		312

			2,573

Health Care – 1.5%
Nippon Shinyaku Co. Ltd.	32		2,344

Industrials – 6.8%
Okamura Corp.	233		2,447
OSG Corp.	133		2,563
SG Holdings Co. Ltd.	63		1,832
Takeuchi Mfg Co. Ltd. (A)	60		1,056
Tsubaki Nakashima Co. Ltd.	167		3,015

			10,913

Information Technology – 3.6%
DISCO Corp. (A)	15		2,205
SCSK Corp.	81		3,612

			5,817

Materials – 3.7%
Maruichi Steel Tube Ltd.	45		1,310
Taiyo Nippon Sanso Corp.	123		1,884
Zeon Corp.	262		2,660

			5,854

Real Estate – 6.4%
GLP J-REIT	2		2,650
Ichigo, Inc.	467		1,602
Kenedix Office Investment Corp.	—	*	2,944
TechnoPro Holdings, Inc.	54		3,205

			10,401

Total Japan – 35.4%			$57,029
Luxembourg

Real Estate – 1.7%
Grand City Properties S.A.	113		2,720

Total Luxembourg – 1.7%			$2,720

60	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Netherlands

Health Care – 1.5%
Qiagen N.V. (B)	59	$2,392

Information Technology – 1.2%
ASM International N.V.	35	1,908

Total Netherlands – 2.7%		$4,300
Singapore

Industrials – 0.6%
BOC Aviation Ltd.	129	1,049

Real Estate – 2.6%
City Developments Ltd.	284	1,899
Manulife U.S. REIT	2,522	2,158

		4,057

Total Singapore – 3.2%		$5,106
South Korea

Financials – 0.9%
Hyundai Marine & Fire Insurance Co. Ltd.	45	1,506

Total South Korea – 0.9%		$1,506
Spain

Health Care – 0.6%
Almirall S.A.	60	1,023

Industrials – 0.8%
Prosegur Compania de Seguridad S.A.	243	1,319

Total Spain – 1.4%		$2,342
Sweden

Health Care – 0.3%
Recipharm AB (publ), Class B	38	567

Total Sweden – 0.3%		$567

COMMON STOCKS (Continued)	Shares	Value
Switzerland

Consumer Staples – 1.0%
Barry Callebaut AG, Registered Shares	1	$1,618

Financials – 1.1%
Helvetia Holding AG	3	1,720

Information Technology – 0.8%
Logitech International S.A., Registered Shares	33	1,310

Total Switzerland – 2.9%		$4,648
United Kingdom

Communication Services – 3.2%
Future plc	283	2,780
Rightmove plc	348	2,315

		5,095

Consumer Discretionary – 6.6%
Barratt Developments plc	43	336
City Pub Group plc (The) (A)	506	1,417
Coats Group plc	2,368	2,653
Games Workshop Group plc	55	2,250
JPJ Group plc (B)	130	1,182
Merlin Entertainments plc	443	1,326
ZEAL Network SE	62	1,407

		10,571

Energy – 1.3%
Premier Oil plc (A)(B)	1,753	2,143

Financials – 2.6%
Draper Esprit plc (B)	128	853
Sabre Insurance Group plc	153	572
St. James’s Place plc	108	1,446
TP ICAP plc	331	1,268

		4,139

Health Care – 0.9%
Sensyne Health plc (A)(B)	638	1,472

Industrials – 2.1%
Diploma plc	116	2,212
National Express Group plc	209	1,107

		3,319

COMMON STOCKS (Continued)	Shares	Value
Real Estate – 0.8%
Great Portland Estates plc	136	$1,319

Total United Kingdom – 17.5%		$28,058

TOTAL COMMON STOCKS – 94.8%		$153,130
(Cost: $155,172)

PREFERRED STOCKS
Germany

Industrials – 1.7%
Sixt SE	40	2,713

Materials – 0.9%
Fuchs Petrolub SE	37	1,518

Total Germany – 2.6%		$4,231

TOTAL PREFERRED STOCKS – 2.6%		$4,231
(Cost: $4,228)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.710%, 4-5-19 (D)	$425	425

Money Market Funds – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund –Institutional Shares
2.360%, (E)(F)	2,761	2,761

TOTAL SHORT-TERM SECURITIES – 2.0%		$3,186
(Cost: $3,186)

TOTAL INVESTMENT SECURITIES – 99.4%		$160,547
(Cost: $162,586)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		918

NET ASSETS – 100.0%		$161,465

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $10,058 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted security. At March 31, 2019, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Mainstay Medical International plc	2-15-18	42	$734	$170

The total value of this security represented 0.1% of net assets at March 31, 2019.

2019	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at March 31, 2019.

(F)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$2,780	$11,462	$—
Consumer Discretionary	11,922	14,710	—
Consumer Staples	2,127	5,456	—
Energy	—	4,888	—
Financials	2,693	11,058	—
Health Care	—	9,855	—
Industrials	3,688	24,566	—
Information Technology	1,708	11,904	—
Materials	—	12,288	—
Real Estate	2,650	17,306	—
Utilities	—	2,069	—
Total Common Stocks	$27,568	$125,562	$—
Preferred Stocks	—	4,231	—
Short-Term Securities	2,761	425	—
Total	$30,329	$130,218	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

Market Sector Diversification

(as a % of net assets)
Industrials	19.2%
Consumer Discretionary	16.5%
Real Estate	12.4%
Communication Services	8.8%
Financials	8.5%
Information Technology	8.5%
Materials	8.4%
Health Care	6.1%
Consumer Staples	4.7%
Energy	3.0%
Utilities	1.3%
Other+	2.6%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

62	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	93.8%
Other Government Securities	93.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.2%

Quality Weightings

Investment Grade	74.9%
AA	4.7%
A	25.2%
BBB	45.0%
Non-Investment Grade	18.9%
BB	17.1%
B	1.5%
Non-rated	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

Pacific Basin	27.6%
Thailand	8.1%
Malaysia	7.2%
Philippines	4.8%
Indonesia	4.7%
Other Pacific Basin	2.8%
South America	27.2%
Peru	6.0%
Chile	5.5%
Uruguay	5.2%
Brazil	4.8%
Columbia	4.6%
Other South America	1.1%
Europe	24.6%
Russia	8.2%
Czech Republic	5.4%
Hungary	4.8%
Poland	3.5%
Other Europe	2.7%
Africa	5.7%
South Africa	5.3%
Other Africa	0.4%
North America	4.5%
Mexico	4.5%
Bahamas/Caribbean	4.2%
Dominican Republic	4.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.2%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal		Value
Argentina – 1.1%
Republic of Argentina
18.200%, 10-3-21 (B)(C)	ARS	92,000	$1,504

Brazil – 4.8%
Brazil Letras do Tesouro Nacional:
0.000%, 7-1-21 (B)(D)	BRL	1,550	337
0.000%, 1-1-22 (B)(D)		2,000	416
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-21 (B)		11,952	3,187
10.000%, 1-1-23 (B)		3,200	864
10.000%, 1-1-25 (B)		2,245	609
10.000%, 1-1-27 (B)		2,687	728
10.000%, 1-1-29 (B)		1,300	354

			6,495

Chile – 5.5%
Chile Bonos Tesoreria:
4.500%, 3-1-26 (B)	CLP	1,495,000	2,272
4.700%, 9-1-30 (B)		650,000	1,006
5.000%, 3-1-35 (B)		1,180,000	1,873
6.000%, 1-1-43 (B)		895,000	1,622
Republic of Chile
5.500%, 8-5-20 (B)(C)		481,000	724

			7,497

Columbia – 4.6%
Colombian TES:
7.000%, 5-4-22 (B)	COP	2,690,000	884
10.000%, 7-24-24 (B)		2,875,000	1,074
6.250%, 11-26-25 (B)		3,500,000	1,110
7.500%, 8-26-26 (B)		2,655,700	898
6.000%, 4-28-28 (B)		2,948,500	899
7.750%, 9-18-30 (B)		2,396,000	817
7.000%, 6-30-32 (B)		2,050,000	654

			6,336

Czech Republic – 5.4%
Czech Republic Government Bond:
3.750%, 9-12-20 (B)	CZK	21,000	937
0.450%, 10-25-23 (B)		32,430	1,327
2.400%, 9-17-25 (B)		5,900	267
1.000%, 6-26-26 (B)		35,990	1,478
2.500%, 8-25-28 (B)		28,860	1,325
2.750%, 7-23-29 (B)		22,080	1,033
0.950%, 5-15-30 (B)		26,430	1,034

			7,401

Dominican Republic – 4.2%
Dominican Republic
8.900%, 2-15-23 (B)	DOP	291,300	5,725

Hungary – 4.8%
Hungary Government Bond:
3.000%, 6-26-24 (B)	HUF	387,600	1,439
5.500%, 6-24-25 (B)		123,970	520
2.750%, 12-22-26 (B)		627,000	2,233

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Hungary (Continued)
3.000%, 10-27-27 (B)	HUF	646,220	$2,352

			6,544

Indonesia – 4.7%
Indonesia Government Bond:
6.125%, 5-15-28 (B)	IDR	9,127,000	580
9.000%, 3-15-29 (B)		11,485,000	875
8.250%, 5-15-29 (B)		5,961,000	437
6.625%, 5-15-33 (B)		11,800,000	725
8.375%, 3-15-34 (B)		48,338,000	3,484
8.750%, 2-15-44 (B)		4,600,000	336

			6,437

Malaysia – 7.2%
Malaysia Government Bond:
3.654%, 10-31-19 (B)	MYR	558	137
3.226%, 4-15-20 (B)		7,030	1,719
3.882%, 3-10-22 (B)		1,690	419
3.948%, 4-14-22 (B)		650	161
3.418%, 8-15-22 (B)		1,070	262
4.181%, 7-15-24 (B)		8,701	2,182
4.392%, 4-15-26 (B)		3,700	941
3.900%, 11-30-26 (B)		900	224
3.899%, 11-16-27 (B)		5,500	1,352
3.733%, 6-15-28 (B)		1,196	291
4.498%, 4-15-30 (B)		1,118	287
4.127%, 4-15-32 (B)		681	167
3.844%, 4-15-33 (B)		788	188
4.254%, 5-31-35 (B)		730	178
4.762%, 4-7-37 (B)		3,918	1,011
4.893%, 6-8-38 (B)		201	53
4.935%, 9-30-43 (B)		760	196
4.736%, 3-15-46 (B)		200	50

			9,818

Mexico – 4.5%
Mexican Bonos:
6.500%, 6-9-22 (B)	MXN	4,900	243
8.000%, 12-7-23 (B)		9,750	506
10.000%, 12-5-24 (B)		36,855	2,084
5.750%, 3-5-26 (B)		6,825	310
7.500%, 6-3-27 (B)		10,500	524
8.500%, 5-31-29 (B)		4,000	212
7.750%, 5-29-31 (B)		8,730	435
7.750%, 11-23-34 (B)		4,000	196
10.000%, 11-20-36 (B)		7,300	433
8.500%, 11-18-38 (B)		7,083	367
7.750%, 11-13-42 (B)		13,000	622
8.000%, 11-7-47 (B)		3,000	147

			6,079

Peru – 6.0%
Republic of Peru:
5.700%, 8-12-24 (B)	PEN	4,166	1,327
6.350%, 8-12-28 (B)		3,060	999
5.940%, 2-12-29 (B)(E)		1,200	381
6.950%, 8-12-31 (B)		3,570	1,215
6.900%, 8-12-37 (B)		7,827	2,643
6.850%, 2-12-42 (B)		4,996	1,674

			8,239

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Philippines – 4.8%
Republic of Philippines:
4.950%, 1-15-21 (B)	PHP	95,000	$1,803
3.900%, 11-26-22 (B)		66,000	1,213
6.250%, 1-14-36 (B)		171,000	3,514

			6,530

Poland – 3.5%
Poland Government Bond:
2.500%, 4-25-24 (B)	PLN	9,928	2,621
2.500%, 7-25-26 (B)		1,777	462
2.500%, 7-25-27 (B)		5,235	1,346
2.750%, 4-25-28 (B)		1,196	312

			4,741

Romania – 2.7%
Romania Government Bond:
5.750%, 4-29-20 (B)	RON	1,310	316
5.950%, 6-11-21 (B)		20	5
3.400%, 3-8-22 (B)		1,420	328
5.850%, 4-26-23 (B)		5,900	1,470
4.750%, 2-24-25 (B)		2,060	491
5.800%, 7-26-27 (B)		4,230	1,070

			3,680

Russia – 8.2%
Russia Government Bond:
7.500%, 8-18-21 (B)	RUB	17,351	264
7.000%, 12-15-21 (B)		64,010	959
7.000%, 8-16-23 (B)		129,964	1,918
7.100%, 10-16-24 (B)		20,000	293
2.875%, 12-4-25 (B)	EUR	1,200	1,388
8.150%, 2-3-27 (B)	RUB	77,664	1,190
7.050%, 1-19-28 (B)		302,056	4,295
7.700%, 3-23-33 (B)		20,000	290
5.100%, 3-28-35		$600	610

			11,207

Senegal – 0.4%
Republic of Senegal
6.750%, 3-13-48		541	500

South Africa – 5.3%
Republic of South Africa:
10.500%, 12-21-26 (B)	ZAR	11,663	892
8.000%, 1-31-30 (B)		29,508	1,884
7.000%, 2-28-31 (B)		9,000	523
8.875%, 2-28-35 (B)		6,099	398
6.250%, 3-31-36 (B)		1,488	75
8.500%, 1-31-37 (B)		13,519	840
6.500%, 2-28-41 (B)		9,800	481
8.750%, 1-31-44 (B)		15,750	988
8.750%, 2-28-48 (B)		18,138	1,135

			7,216

Thailand – 8.1%
Thailand Government Bond:
5.375%, 12-3-19 (B)	THB	119,205	3,847
2.400%, 12-17-23 (B)		14,470	462
3.850%, 12-12-25 (B)		27,050	935

64	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Thailand (Continued)
2.875%, 12-17-28 (B)	THB	44,000	$1,436
3.650%, 6-20-31 (B)		19,761	688
3.775%, 6-25-32 (B)		27,038	949
3.400%, 6-17-36 (B)		63,835	2,159
3.300%, 6-17-38 (B)		14,142	466
2.875%, 6-17-46 (B)		5,000	147

			11,089

Turkey – 2.8%
Turkey Government Bond:
11.100%, 5-15-19 (B)	TRY	240	42
11.000%, 3-2-22 (B)		3,648	507
8.500%, 9-14-22 (B)		1,010	126
12.200%, 1-18-23 (B)		7,500	1,032
16.200%, 6-14-23 (B)		898	138
8.800%, 9-27-23 (B)		6,860	794
10.400%, 3-20-24 (B)		1,070	135
8.000%, 3-12-25 (B)		3,780	409
10.600%, 2-11-26 (B)		2,338	288
12.400%, 3-8-28 (B)		3,000	398

			3,869

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Uruguay – 5.2%
Republica Orient Uruguay:
9.875%, 6-20-22 (B)	UYU	134,281	$3,980
8.500%, 3-15-28 (B)(C)		117,137	3,044

			7,024

TOTAL OTHER GOVERNMENT SECURITIES – 93.8%			$127,931
(Cost: $133,113)

SHORT-TERM SECURITIES
Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (F)(G)		2,553	2,553

SHORT-TERM SECURITIES (Continued)	Principal		Value
Nigeria Government Treasury Bills – 3.3%
Nigeria Government Treasury Bills:
13.388%, 9-12-19 (B)(H)	NGN	366,095	$952
12.802%, 2-20-20 (B)(H)		693,190	1,697
12.728%, 2-27-20 (B)(H)		784,725	1,918

			4,567

TOTAL SHORT-TERM SECURITIES – 5.2%			$7,120
(Cost: $7,110)

TOTAL INVESTMENT SECURITIES – 99.0%			$135,051
(Cost: $140,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I)(J)(K) – 1.0%			1,319

NET ASSETS – 100.0%			$136,370

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso, CZK - Czech Koruna, DOP - Dominican Republic peso, EUR - Euro, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UYU - Uruguay peso and ZAR - South African Rand).

(C)	All or a portion of securities with an aggregate value of $2,332 are on loan.

(D)	Zero coupon bond.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $381 or 0.3% of net assets.

(F)	Rate shown is the annualized 7-day yield at March 31, 2019.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the yield to maturity at March 31, 2019.

(I)	Cash of $43 has been pledged as collateral on open futures contracts.

(J)	Cash of $2,941 has been pledged as collateral on OTC foreign forward currency contracts.

(K)	Cash of $410 has been pledged as collateral on centrally cleared interest rate swap agreements.

2019	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Brazil	Goldman Sachs International	(1.000%)	6-20-24	475	$17	$20	$(3)
Republic of Brazil	Barclays Bank plc	(1.000%)	6-20-24	950	34	37	(3)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	12-20-21	323	(7)	(4)	(3)
Republic of Korea	Goldman Sachs International	(1.000%)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Goldman Sachs International	(1.000%)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Citibank N.A.	(1.000%)	12-20-21	73	(2)	(1)	(1)
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	198	28	21	7
Republic of Turkey	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	890	125	92	33
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	423	60	45	15
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	1,050	147	106	41
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	753	106	78	28
Republic of Turkey	JPMorgan Chase Bank N.A.	(1.000%)	6-20-24	658	93	93	—
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	658	93	91	2
Republic of Turkey	JPMorgan Chase Bank N.A.	(1.000%)	6-20-24	532	75	73	2
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	549	77	75	2

					$842	$724	$118

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Republic of Argentina	Barclays Bank plc	5.000%	6-20-24	10.387%	270	$(29)	$(25)	$(4)
Republic of Argentina	Morgan Stanley & Co. International plc	5.000%	6-20-24	10.387	959	(102)	(90)	(12)
Republic of Argentina	Goldman Sachs International	5.000%	6-20-24	10.387	274	(29)	(26)	(3)

						$(160)	$(141)	$(19)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

66	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Brazilian Real	9,681	U.S. Dollar	2,460	4-2-19	Barclays Capital, Inc.	$—		$12
Colombian Peso	5,455,000	U.S. Dollar	1,733	4-2-19	Barclays Capital, Inc.	21		—
U.S. Dollar	695	Brazilian Real	2,650	4-2-19	Barclays Capital, Inc.	—		18
U.S. Dollar	914	Colombian Peso	2,870,000	4-2-19	Barclays Capital, Inc.	—		14
Peruvian New Sol	1,231	U.S. Dollar	364	4-4-19	Barclays Capital, Inc.	—		7
Thai Baht	119,842	U.S. Dollar	3,767	4-4-19	Barclays Capital, Inc.	—		9
Indonesian Rupiah	15,400,000	U.S. Dollar	1,084	4-5-19	Barclays Capital, Inc.	3		—
U.S. Dollar	442	South Korean Won	499,000	4-11-19	Barclays Capital, Inc.	—		3
U.S. Dollar	255	Euro	225	4-12-19	Barclays Capital, Inc.	—		2
Chilean Peso	631,000	U.S. Dollar	964	4-15-19	Barclays Capital, Inc.	36		—
Philippine Peso	46,600	U.S. Dollar	881	4-15-19	Barclays Capital, Inc.	—		4
U.S. Dollar	428	New Taiwan Dollar	13,200	4-18-19	Barclays Capital, Inc.	1		—
U.S. Dollar	424	South Korean Won	479,000	4-22-19	Barclays Capital, Inc.	—		2
U.S. Dollar	7,166	Turkish New Lira	39,125	4-22-19	Barclays Capital, Inc.	—		309
U.S. Dollar	1,693	Peruvian New Sol	5,667	4-24-19	Barclays Capital, Inc.	13		—
Russian Ruble	112,000	U.S. Dollar	1,730	4-26-19	Barclays Capital, Inc.	30		—
U.S. Dollar	423	Russian Ruble	27,800	4-26-19	Barclays Capital, Inc.	—		1
U.S. Dollar	269	Colombian Peso	860,000	4-29-19	Barclays Capital, Inc.	—	*	—
U.S. Dollar	503	Indonesian Rupiah	7,132,762	4-29-19	Barclays Capital, Inc.	—		4
U.S. Dollar	1,551	Romanian Leu	6,563	4-30-19	Barclays Capital, Inc.	—		8
U.S. Dollar	1,775	Brazilian Real	7,031	5-3-19	Barclays Capital, Inc.	17		—
Philippine Peso	46,200	U.S. Dollar	880	5-13-19	Barclays Capital, Inc.	7		—
U.S. Dollar	176	Peruvian New Sol	590	5-15-19	Barclays Capital, Inc.	1		—
U.S. Dollar	1,595	Mexican Peso	30,500	5-22-19	Barclays Capital, Inc.	—		37
U.S. Dollar	1,313	Chilean Peso	875,709	6-14-19	Barclays Capital, Inc.	—		26
Euro	1,842	Romanian Leu	8,879	6-18-19	Barclays Capital, Inc.	—	*	—
Russian Ruble	50,252	U.S. Dollar	758	6-18-19	Barclays Capital, Inc.	1		—
Turkish New Lira	44,845	U.S. Dollar	7,874	6-18-19	Barclays Capital, Inc.	379		—
U.S. Dollar	3,763	Turkish New Lira	22,669	6-18-19	Barclays Capital, Inc.	26		—
Turkish New Lira	40,393	U.S. Dollar	7,166	6-24-19	Barclays Capital, Inc.	442		—
U.S. Dollar	611	Turkish New Lira	3,630	6-25-19	Barclays Capital, Inc.	—		7
Romanian Leu	8,969	Euro	1,842	9-11-19	Barclays Capital, Inc.	—		1
Turkish New Lira	24,003	U.S. Dollar	3,762	9-18-19	Barclays Capital, Inc.	—		17
U.S. Dollar	7,910	Turkish New Lira	47,058	9-18-19	Barclays Capital, Inc.	—		502
U.S. Dollar	3,762	Turkish New Lira	23,628	12-18-19	Barclays Capital, Inc.	—		229
U.S. Dollar	372	Argentine Peso	19,550	12-20-19	Barclays Capital, Inc.	—		45
Turkish New Lira	24,543	U.S. Dollar	3,762	3-18-20	Barclays Capital, Inc.	237		—
U.S. Dollar	375	Argentine Peso	21,400	3-20-20	Barclays Capital, Inc.	—		50
Brazilian Real	8,161	U.S. Dollar	2,111	4-2-19	Citibank N.A.	27		—
Colombian Peso	910,000	U.S. Dollar	294	4-2-19	Citibank N.A.	8		—
U.S. Dollar	1,437	Brazilian Real	5,507	4-2-19	Citibank N.A.	—		30
Chilean Peso	318,364	U.S. Dollar	468	4-3-19	Citibank N.A.	—		—	*
Turkish New Lira	5,627	U.S. Dollar	1,044	4-4-19	Citibank N.A.	37		—
U.S. Dollar	312	South African Rand	4,503	4-4-19	Citibank N.A.	—		—	*
U.S. Dollar	924	Turkish New Lira	4,976	4-4-19	Citibank N.A.	—		33
Romanian Leu	650	U.S. Dollar	154	4-5-19	Citibank N.A.	1		—
U.S. Dollar	92	South African Rand	1,295	4-10-19	Citibank N.A.	—		2
U.S. Dollar	609	Czech Koruna	13,753	4-11-19	Citibank N.A.	—		11
Turkish New Lira	2,481	U.S. Dollar	433	4-15-19	Citibank N.A.	—		6
U.S. Dollar	879	Chilean Peso	593,000	4-15-19	Citibank N.A.	—		7
U.S. Dollar	1,904	Philippine Peso	99,703	4-15-19	Citibank N.A.	—		10

2019	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	3,122	Turkish New Lira	16,914	4-15-19	Citibank N.A.	$—		$134
Czech Koruna	12,296	U.S. Dollar	540	4-18-19	Citibank N.A.	5		—
U.S. Dollar	1,762	Czech Koruna	39,769	4-18-19	Citibank N.A.	—		33
U.S. Dollar	63	Turkish New Lira	351	4-22-19	Citibank N.A.	—		1
Czech Koruna	16,151	U.S. Dollar	716	4-25-19	Citibank N.A.	14		—
Euro	1,202	U.S. Dollar	1,359	4-26-19	Citibank N.A.	9		—
U.S. Dollar	1,159	Polish Zloty	4,388	4-29-19	Citibank N.A.	—		15
Romanian Leu	2,205	U.S. Dollar	528	4-30-19	Citibank N.A.	11		—
U.S. Dollar	42	Romanian Leu	179	4-30-19	Citibank N.A.	—		—	*
Chilean Peso	103,000	U.S. Dollar	158	5-6-19	Citibank N.A.	6		—
Polish Zloty	10,519	U.S. Dollar	2,768	5-6-19	Citibank N.A.	26		—
Turkish New Lira	1,790	U.S. Dollar	327	5-6-19	Citibank N.A.	18		—
U.S. Dollar	917	KZT	350,480	5-8-19	Citibank N.A.	—		4
U.S. Dollar	877	Singapore Dollar	1,190	5-13-19	Citibank N.A.	2		—
Peruvian New Sol	950	U.S. Dollar	287	5-15-19	Citibank N.A.	1		—
U.S. Dollar	1,062	Turkish New Lira	6,001	5-15-19	Citibank N.A.	—		34
Mexican Peso	8,466	U.S. Dollar	436	5-22-19	Citibank N.A.	3		—
U.S. Dollar	1,737	Mexican Peso	33,259	5-22-19	Citibank N.A.	—		38
Thai Baht	28,200	U.S. Dollar	890	5-28-19	Citibank N.A.	—	*	—
U.S. Dollar	853	Australian Dollar	1,190	5-28-19	Citibank N.A.	—		7
Czech Koruna	9,788	U.S. Dollar	436	6-3-19	Citibank N.A.	10		—
Turkish New Lira	6,715	U.S. Dollar	1,172	6-7-19	Citibank N.A.	41		—
U.S. Dollar	143	Turkish New Lira	810	6-7-19	Citibank N.A.	—		7
Turkish New Lira	71,187	U.S. Dollar	12,359	6-18-19	Citibank N.A.	460		—
Turkish New Lira	5,100	U.S. Dollar	850	6-25-19	Citibank N.A.	1		—
U.S. Dollar	468	Chilean Peso	318,364	7-1-19	Citibank N.A.	—	*	—
Romanian Leu	3,690	Euro	770	7-15-19	Citibank N.A.	8		—
U.S. Dollar	12,425	Turkish New Lira	74,655	9-18-19	Citibank N.A.	—		671
Turkish New Lira	4,210	U.S. Dollar	638	10-1-19	Citibank N.A.	—		19
Turkish New Lira	19,607	U.S. Dollar	2,904	12-18-19	Citibank N.A.	—		27
U.S. Dollar	1,342	Argentine Peso	68,980	1-29-20	Citibank N.A.	—		234
U.S. Dollar	687	Argentine Peso	34,990	1-31-20	Citibank N.A.	—		127
U.S. Dollar	1,286	Argentine Peso	70,500	2-27-20	Citibank N.A.	—		188
U.S. Dollar	2,904	Turkish New Lira	20,431	3-18-20	Citibank N.A.	30		—
U.S. Dollar	555	Brazilian Real	2,090	4-2-19	Deutsche Bank AG	—		21
Romanian Leu	890	U.S. Dollar	215	4-4-19	Deutsche Bank AG	5		—
U.S. Dollar	306	South African Rand	4,266	4-4-19	Deutsche Bank AG	—		10
U.S. Dollar	517	Romanian Leu	2,150	4-5-19	Deutsche Bank AG	—		12
U.S. Dollar	164	South African Rand	2,214	4-8-19	Deutsche Bank AG	—		11
Polish Zloty	340	U.S. Dollar	91	4-9-19	Deutsche Bank AG	2		—
U.S. Dollar	371	Hungarian Forint	103,000	4-9-19	Deutsche Bank AG	—		11
Philippine Peso	23,700	U.S. Dollar	450	4-15-19	Deutsche Bank AG	—		—	*
U.S. Dollar	433	Hungarian Forint	120,466	4-16-19	Deutsche Bank AG	—		12
U.S. Dollar	3,799	Polish Zloty	14,334	4-29-19	Deutsche Bank AG	—		62
Romanian Leu	4,974	U.S. Dollar	1,179	4-30-19	Deutsche Bank AG	11		—
U.S. Dollar	1,014	Romanian Leu	4,241	4-30-19	Deutsche Bank AG	—		19
Polish Zloty	12,061	U.S. Dollar	3,167	5-6-19	Deutsche Bank AG	22		—
U.S. Dollar	2,319	Polish Zloty	8,814	5-6-19	Deutsche Bank AG	—		22
Hungarian Forint	273,140	U.S. Dollar	983	5-8-19	Deutsche Bank AG	27		—
Polish Zloty	600	U.S. Dollar	158	5-13-19	Deutsche Bank AG	2		—
U.S. Dollar	182	Polish Zloty	693	5-20-19	Deutsche Bank AG	—		1
U.S. Dollar	99	South African Rand	1,427	6-4-19	Deutsche Bank AG	—		1

68	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	1,806	Romanian Leu	7,595	6-11-19	Deutsche Bank AG	$—		$26
Euro	907	Romanian Leu	4,380	6-18-19	Deutsche Bank AG	2		—
Romanian Leu	4,424	Euro	907	9-11-19	Deutsche Bank AG	—		2
Brazilian Real	3,900	U.S. Dollar	1,005	4-2-19	Goldman Sachs International	9		—
U.S. Dollar	457	Colombian Peso	1,480,000	4-2-19	Goldman Sachs International	7		—
South African Rand	4,000	U.S. Dollar	282	4-4-19	Goldman Sachs International	5		—
Russian Ruble	24,800	U.S. Dollar	376	4-5-19	Goldman Sachs International	—		2
Russian Ruble	59,600	U.S. Dollar	901	4-8-19	Goldman Sachs International	—		7
U.S. Dollar	837	Russian Ruble	55,445	4-8-19	Goldman Sachs International	7		—
Hungarian Forint	151,625	U.S. Dollar	539	4-9-19	Goldman Sachs International	9		—
U.S. Dollar	439	Hungarian Forint	123,453	4-9-19	Goldman Sachs International	—		7
Singapore Dollar	906	U.S. Dollar	669	4-12-19	Goldman Sachs International	—	*	—
Malaysian Ringgit	1,840	U.S. Dollar	452	4-24-19	Goldman Sachs International	1		—
Malaysian Ringgit	3,695	U.S. Dollar	908	4-25-19	Goldman Sachs International	3		—
Russian Ruble	75,800	U.S. Dollar	1,137	4-25-19	Goldman Sachs International	—		14
U.S. Dollar	853	Mexican Peso	16,600	4-26-19	Goldman Sachs International	—		1
Mexican Peso	16,870	Euro	770	4-29-19	Goldman Sachs International	—	*	—
Malaysian Ringgit	490	U.S. Dollar	120	5-10-19	Goldman Sachs International	—	*	—
Romanian Leu	1,380	U.S. Dollar	329	5-13-19	Goldman Sachs International	6		—
Mexican Peso	30,386	U.S. Dollar	1,564	5-22-19	Goldman Sachs International	11		—
Australian Dollar	2,430	U.S. Dollar	1,716	5-28-19	Goldman Sachs International	—		11
Malaysian Ringgit	1,820	U.S. Dollar	448	5-28-19	Goldman Sachs International	2		—
Hungarian Forint	171,824	U.S. Dollar	614	6-12-19	Goldman Sachs International	11		—
U.S. Dollar	1,480	Hungarian Forint	413,556	6-12-19	Goldman Sachs International	—		27
U.S. Dollar	8,422	Turkish New Lira	50,137	6-18-19	Goldman Sachs International	—		42
Turkish New Lira	52,345	U.S. Dollar	8,422	9-18-19	Goldman Sachs International	180		—
U.S. Dollar	71	Argentine Peso	3,620	2-13-20	Goldman Sachs International	—		14
Colombian Peso	1,385,000	U.S. Dollar	438	4-2-19	JPMorgan Securities LLC	3		—
U.S. Dollar	3,802	Brazilian Real	14,322	4-2-19	JPMorgan Securities LLC	—		144
U.S. Dollar	438	Colombian Peso	1,400,000	4-2-19	JPMorgan Securities LLC	1		—
U.S. Dollar	477	Chilean Peso	318,364	4-3-19	JPMorgan Securities LLC	—		10
U.S. Dollar	948	South African Rand	13,716	4-3-19	JPMorgan Securities LLC	2		—
South African Rand	5,711	U.S. Dollar	404	4-4-19	JPMorgan Securities LLC	8		—
U.S. Dollar	371	Peruvian New Sol	1,231	4-4-19	JPMorgan Securities LLC	—	*	—
U.S. Dollar	424	South African Rand	6,000	4-4-19	JPMorgan Securities LLC	—		8
Czech Koruna	8,200	U.S. Dollar	362	4-11-19	JPMorgan Securities LLC	5		—
Hungarian Forint	73,000	U.S. Dollar	260	4-12-19	JPMorgan Securities LLC	5		—
U.S. Dollar	866	Euro	761	4-12-19	JPMorgan Securities LLC	—		12
Hungarian Forint	52,000	U.S. Dollar	186	4-15-19	JPMorgan Securities LLC	4		—
U.S. Dollar	3,419	Hungarian Forint	941,404	4-16-19	JPMorgan Securities LLC	—		128
Colombian Peso	3,420,000	U.S. Dollar	1,096	4-22-19	JPMorgan Securities LLC	25		—
Turkish New Lira	41,731	U.S. Dollar	7,470	4-22-19	JPMorgan Securities LLC	155		—
U.S. Dollar	723	Colombian Peso	2,245,000	4-22-19	JPMorgan Securities LLC	—		19
South African Rand	1,950	U.S. Dollar	134	4-23-19	JPMorgan Securities LLC	—		—	*
Peruvian New Sol	730	U.S. Dollar	221	4-24-19	JPMorgan Securities LLC	1		—
Russian Ruble	25,521	U.S. Dollar	381	4-25-19	JPMorgan Securities LLC	—		7
Mexican Peso	16,700	U.S. Dollar	877	4-26-19	JPMorgan Securities LLC	19		—
U.S. Dollar	929	Romanian Leu	3,923	4-30-19	JPMorgan Securities LLC	—		8
Thai Baht	36,829	U.S. Dollar	1,160	5-2-19	JPMorgan Securities LLC	—		2
U.S. Dollar	877	Singapore Dollar	1,190	5-7-19	JPMorgan Securities LLC	2		—
Indonesian Rupiah	4,514,000	U.S. Dollar	314	5-20-19	JPMorgan Securities LLC	—	*	—
Argentine Peso	12,730	U.S. Dollar	277	5-21-19	JPMorgan Securities LLC	2		—

2019	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	289	Argentine Peso	12,730	5-21-19	JPMorgan Securities LLC	$—	$14
U.S. Dollar	893	Australian Dollar	1,250	5-28-19	JPMorgan Securities LLC	—	4
Peruvian New Sol	1,231	U.S. Dollar	370	6-3-19	JPMorgan Securities LLC	—	—	*
South African Rand	13,716	U.S. Dollar	941	6-3-19	JPMorgan Securities LLC	—	2
U.S. Dollar	750	Colombian Peso	2,318,625	6-4-19	JPMorgan Securities LLC	—	25
Euro	917	Romanian Leu	4,413	6-18-19	JPMorgan Securities LLC	—	1
Turkish New Lira	21,625	U.S. Dollar	3,762	6-18-19	JPMorgan Securities LLC	148	—
U.S. Dollar	5,932	Turkish New Lira	35,221	6-18-19	JPMorgan Securities LLC	—	44
U.S. Dollar	7,470	Turkish New Lira	43,168	6-24-19	JPMorgan Securities LLC	—	284
Turkish New Lira	2,550	U.S. Dollar	425	6-25-19	JPMorgan Securities LLC	1	—
Peruvian New Sol	4,670	U.S. Dollar	1,408	6-26-19	JPMorgan Securities LLC	5	—
Argentine Peso	8,000	U.S. Dollar	157	9-4-19	JPMorgan Securities LLC	5	—
U.S. Dollar	1,030	Argentine Peso	49,640	9-4-19	JPMorgan Securities LLC	—	93
Romanian Leu	4,457	Euro	917	9-11-19	JPMorgan Securities LLC	1	—
Turkish New Lira	36,988	U.S. Dollar	5,932	9-18-19	JPMorgan Securities LLC	107	—
U.S. Dollar	3,762	Turkish New Lira	22,638	9-18-19	JPMorgan Securities LLC	—	198
U.S. Dollar	1,482	Argentine Peso	75,010	11-21-19	JPMorgan Securities LLC	—	186
U.S. Dollar	292	Argentine Peso	15,200	12-9-19	JPMorgan Securities LLC	—	35
Turkish New Lira	14,446	U.S. Dollar	2,182	12-18-19	JPMorgan Securities LLC	22	—
U.S. Dollar	3,762	Turkish New Lira	23,493	12-18-19	JPMorgan Securities LLC	—	249
U.S. Dollar	1,318	Argentine Peso	67,280	1-17-20	JPMorgan Securities LLC	—	225
U.S. Dollar	453	Argentine Peso	24,680	2-26-20	JPMorgan Securities LLC	—	68
Turkish New Lira	24,378	U.S. Dollar	3,762	3-18-20	JPMorgan Securities LLC	261	—
U.S. Dollar	140	Argentine Peso	8,520	3-18-20	JPMorgan Securities LLC	—	10
U.S. Dollar	2,182	Turkish New Lira	15,097	3-18-20	JPMorgan Securities LLC	—	14
Brazilian Real	2,827	U.S. Dollar	735	4-2-19	Morgan Stanley International	13	—
U.S. Dollar	608	Colombian Peso	2,000,000	4-2-19	Morgan Stanley International	19	—
Hungarian Forint	46,810	U.S. Dollar	168	4-9-19	Morgan Stanley International	4	—
Polish Zloty	720	U.S. Dollar	190	4-11-19	Morgan Stanley International	3	—
Hungarian Forint	755,397	U.S. Dollar	2,716	4-16-19	Morgan Stanley International	76	—
Malaysian Ringgit	3,230	U.S. Dollar	789	4-17-19	Morgan Stanley International	—	2
Czech Koruna	9,900	U.S. Dollar	438	4-18-19	Morgan Stanley International	8	—
Russian Ruble	55,600	U.S. Dollar	851	4-26-19	Morgan Stanley International	7	—
U.S. Dollar	1,153	Polish Zloty	4,389	4-29-19	Morgan Stanley International	—	9
Malaysian Ringgit	3,490	U.S. Dollar	854	5-15-19	Morgan Stanley International	—	2
U.S. Dollar	354	Polish Zloty	1,340	5-20-19	Morgan Stanley International	—	4
U.S. Dollar	4,388	Turkish New Lira	24,716	6-18-19	Morgan Stanley International	—	257
Turkish New Lira	25,803	U.S. Dollar	4,388	9-18-19	Morgan Stanley International	325	—
Romanian Leu	3,820	Euro	772	3-16-20	Morgan Stanley International	4	—

						$3,495	$5,344

The following futures contracts were outstanding at March 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	Short	6	6-19-19	600	$(898)	$(23)
U.S. 5-Year Treasury Note	Short	35	7-3-19	3,500	(4,054)	(39)

					$(4,952)	$(62)

70	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.000%	6/15/2022	MXN	8,192	$37	$—	$37
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.000%	6/15/2022		8,242	38	—	38
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.025%	6/12/2024		2,867	22	—	22
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.040%	6/12/2024		5,489	44	—	44
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	8.138%	6/12/2024		2,942	33	—	33
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.220%	6/12/2024		2,949	40	—	40
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	8.390%	6/6/2029		4,117	(51)	—	(51)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	8.410%	6/6/2029		4,053	(54)	—	(54)
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	1.845%	6/19/2022	PLN	3,099	(1)	—	(1)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.878%	6/19/2022		3,076	2	—	2
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	2.393%	6/19/2029		1,144	(9)	—	(9)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	2.450%	6/19/2029		1,144	(14)	—	(14)

							$87	$—	$87

The following over the counter interest rate swap agreements were outstanding at March 31, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.680%	6/7/2019	INR	8,035	$84	$—	$84
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	7.125%	10/22/2019		2,235	24	—	24
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.975%	11/14/2019		1,769	16	—	16
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.445%	12/13/2020		1,309	— *	—	— *
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	6.685%	3/13/2023		2,332	(56)	—	(56)
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	7.035%	5/16/2023		2,434	(95)	—	(95)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR	1,117	20	—	20
Credit Suisse International	Pay	1-Day Mumbai Interbank Outright Rate	6.410%	3/20/2020	INR	4,578	17	—	17
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023		2,310	(50)	—	(50)
Deutsche Bank AG	Pay	1-Day Mumbai Interbank Outright Rate	6.495%	12/12/2020		834	2	—	2

2019	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.600%	10/8/2028	THB	1,551	$(74)	$—	$(74)
Goldman Sachs International	Pay	1-Day Mumbai Interbank Outright Rate	6.319%	12/20/2020	INR	922	(3)	—	(3)
Goldman Sachs International	Pay	3-Month Johannesburg Interbank Agreed Rate	8.765%	4/2/2029	ZAR	3,102	(2)	—	(2)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	2.058%	6/19/2021	CZK	4,477	(6)	—	(6)
Goldman Sachs International	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.585%	7/23/2028	THB	428	(18)	—	(18)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	7.060%	10/25/2019	INR	2,216	22	—	22
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.915%	11/15/2019		5,241	43	—	43
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.450%	12/13/2020		1,746	1	—	1
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020		1,733	(2)	—	(2)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020		784	(2)	—	(2)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.060%	6/19/2021	HUF	4,392	(29)	—	(29)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.840%	6/19/2024		934	(23)	—	(23)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.860%	6/19/2024		1,869	(46)	—	(46)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	209	16	—	16
JPMorgan Chase Bank N.A.	Receive	6-Month Prague Interbank Offered Rate	1.950%	6/19/2024	CZK	2,886	(19)	—	(19)
JPMorgan Chase Bank N.A.	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.628%	10/8/2028	THB	902	(45)	—	(45)
Morgan Stanley & Co. International plc	Pay	1-Day Mumbai Interbank Outright Rate	6.980%	11/14/2019	INR	3,477	32	—	32
Morgan Stanley & Co. International plc	Pay	1-Day Mumbai Interbank Outright Rate	6.580%	12/12/2020		906	4	—	4
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	4.140%	5/14/2023	MYR	1,979	(37)	—	(37)

							$(226)	$—	$(226)

72	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$127,931	$—
Short-Term Securities	2,553	4,567	—
Total	$2,553	$132,498	$—
Over the Counter Credit Default Swaps	$855	$—	$—
Forward Foreign Currency Contracts	$—	$3,495	$—
Centrally Cleared Interest Rate Swaps	$—	$216	$—
Over the Counter Interest Rate Swaps	$—	$281	$—

Liabilities
Over the Counter Credit Default Swaps	$160	$13	$—
Forward Foreign Currency Contracts	$—	$5,344	$—
Futures Contracts	$62	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$129	$—
Over the Counter Interest Rate Swaps	$—	$507	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

Market Sector Diversification

(as a % of net assets)
Other Government Securities	93.8%
Other+	6.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	73

PORTFOLIO HIGHLIGHTS	IVY PICTET TARGETED RETURN BOND FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Purchased Options	0.2%
Bonds	92.1%
Other Government Securities	37.9%
Corporate Debt Securities	37.5%
United States Government and Government Agency Obligations	16.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.7%

Quality Weightings

Investment Grade	76.2%
AAA	27.2%
AA	8.7%
A	6.8%
BBB	33.5%
Non-Investment Grade	15.9%
BB	10.1%
B	5.1%
CCC	0.3%
Non-rated	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Purchased Options	7.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

Europe	51.8%
Italy	10.9%
Germany	6.5%
Norway	6.4%
France	5.1%
United Kingdom	4.1%
Other Europe	18.8%
North America	18.7%
United States	17.6%
Other North America	1.1%
Pacific Basin	11.0%
Japan	4.1%
Other Pacific Basin	6.9%
Other	5.2%
South America	2.0%
Bahamas/Caribbean	1.8%
Middle East	1.6%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	7.9%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

74	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Credit Derivatives Index – Investment Grade 31 5-Year Index,
Put $82.50, Expires 6-19-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	24,200,000	24,200	$12
EUR versus CHF,
Put $1.11, Expires 6-24-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,111,000	8,111	59
EUR versus USD:
Call $1.17, Expires 4-9-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	9,329,000	9,329	—	*
Call $1.14, Expires 6-26-19, OTC (Ctrpty: Barclays Capital, Inc.)	9,249,000	9,249	56
Euro-Bobl 5-Year Bond June Futures,
Call EUR140.00, Expires 5-24-19 (A)	271	27,100	2
Euro-OAT 10-Year Bond June Futures,
Call EUR175.00, Expires 5-24-19 (A)	136	13,600	2
GBP versus USD:
Call $1.39, Expires 4-9-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	11,662,000	11,662	—	*
Call $1.35, Expires 6-14-19, OTC (Ctrpty: Citibank N.A.)	6,904,935	6,905	46
Put $1.05, Expires 1-9-20, OTC (Ctrpty: Goldman Sachs International)	11,662,000	11,662	22
Call $1.44, Expires 2-27-20, OTC (Ctrpty: Goldman Sachs International)	11,564,000	11,564	64
NZD versus USD:
Call $0.71, Expires 8-16-19, OTC (Ctrpty: Goldman Sachs International)	29,662,000	29,662	149

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Notional Amount	Value
Call $0.74, Expires 8-16-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	29,662,000	29,662	$26
U.S. 10-Year Treasury Note June Futures,
Put $112.50, Expires 5-24-19	152	15,200	1
U.S. 5-Year Treasury Note June Futures:
Put $114.00, Expires 4-26-19	254	25,400	2
Call $116.25, Expires 5-24-19	254	25,400	81
United Kingdom Long Gilt June Futures,
Call GBP153.00, Expires 5-24-19 (A)	109	10,900	—	*
USD versus BRL,
Put $3.53, Expires 4-18-19, OTC (Ctrpty: Goldman Sachs International)	7,198,000	7,198	—	*
USD versus ZAR:
Call $14.02, Expires 4-23-19, OTC (Ctrpty: Barclays Capital, Inc.)	9,352,000	9,352	332
Call $18.07, Expires 8-22-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,401,421	3,402	17

TOTAL PURCHASED OPTIONS – 0.2%			$871
(Cost: $1,502)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Integrated Telecommunication Services – 0.3%
AT&T, Inc.,
4.250%, 6-1-43 (A)	GBP	353	494
DKT Finance ApS,
9.375%, 6-17-23 (B)		$254	272

			766

Wireless Telecommunication Service – 1.3%
Bharti Airtel Ltd.,
4.375%, 6-10-25 (C)		1,047	1,030
SoftBank Group Corp.,
5.000%, 4-15-28 (A)	EUR	218	261
Vodafone Group plc:
2.875%, 11-20-37 (A)		770	894
5.250%, 5-30-48		$669	669

			2,854

Total Communication Services – 1.6%			3,620

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp.,
3.125%, 12-15-27 (A)	EUR	680	$774

Automobile Manufacturers – 0.1%
Volkswagen International Finance N.V.,
1.875%, 3-30-27 (A)		200	221

Total Consumer Discretionary – 0.4%			995
Consumer Staples

Drug Retail – 0.1%
CVS Health Corp. (3-Month U.S. LIBOR plus 63 bps),
3.231%, 3-9-20 (D)		$230	230

Food Retail – 0.4%
Darling Ingredients, Inc.,
5.250%, 4-15-27 (B)		6	6
Iceland Bondco plc,
4.625%, 3-15-25 (A)(B)	GBP	770	871

			877

Packaged Foods & Meats – 0.2%
Mars, Inc.,
4.200%, 4-1-59 (B)		$395	406

Total Consumer Staples – 0.7%			1,513
Energy

Integrated Oil & Gas – 1.8%
Nexen Energy ULC,
6.400%, 5-15-37		229	295
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6-15-35		545	513
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.750%, 1-14-25 (A)	EUR	300	370
6.625%, 1-16-34 (A)	GBP	400	565
Petroleos Mexicanos,
4.875%, 2-21-28 (A)	EUR	281	320
PT Perusahaan Gas Negara Tbk,
5.125%, 5-16-24		$600	630
Raizen Fuels Finance Ltd.,
5.300%, 1-20-27 (B)		589	603
Total Capital International S.A.,
3.700%, 1-15-24		900	935

			4,231

Oil & Gas Exploration & Production – 2.0%
Abu Dhabi National Energy Co.,
4.875%, 4-23-30		600	636
BP Capital Markets plc (GTD by BP plc),
3.224%, 4-14-24		1,140	1,155
Eni USA, Inc.,
7.300%, 11-15-27		740	902

2019	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Exploration & Production (Continued)
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4-6-24 (A)	GBP	550	$731
Oil and Gas Holding Co.,
7.500%, 10-25-27		$600	638
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7-27-26		508	496

			4,558

Oil & Gas Refining & Marketing – 0.4%
Thaioil Treasury Center Co. Ltd.:
4.625%, 11-20-28 (B)(C)		420	442
5.375%, 11-20-48 (B)		380	433

			875

Oil & Gas Storage & Transportation – 0.7%
Energy Transfer Partners L.P.,
6.000%, 6-15-48		432	467
Kunlun Energy Co. Ltd.,
3.750%, 5-13-25		464	470
TransCanada PipeLines Ltd.,
5.300%, 3-15-77		743	695

			1,632

Total Energy – 4.9%			11,296
Financials

Asset Management & Custody Banks – 0.7%
Charming Light Investments Ltd.:
4.375%, 12-21-27		458	466
4.250%, 6-21-67		233	229
China Cinda Finance (2017) I Ltd.,
4.400%, 3-9-27		808	824

			1,519

Diversified Banks – 9.0%
ABANCA Corp. Bancaria S.A.:
6.125%, 1-18-29 (A)	EUR	1,000	1,126
7.500%, 1-2-67 (A)		200	220
ABN AMRO Bank N.V.,
2.875%, 1-18-28 (A)		300	359
Banco Santander S.A.:
2.125%, 2-8-28 (A)		300	331
6.750%, 7-25-66 (A)		500	594
6.250%, 12-11-66 (A)		100	115
Bank of Ireland Group plc,
3.125%, 9-19-27 (A)	GBP	390	488
Bankia S.A.,
6.000%, 10-18-66 (A)	EUR	1,000	1,098
Barclays plc,
5.875%, 12-15-65 (A)	GBP	400	488
BNP Paribas S.A.:
3.375%, 1-9-25 (B)		$850	832
7.000%, 2-16-67 (B)		200	200
Caixa Geral de Depositos S.A.,
5.750%, 6-28-28 (A)	EUR	600	713
CaixaBank S.A.:
5.250%, 6-23-66 (A)		800	786
6.750%, 9-13-66 (A)		400	466

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks (Continued)
Credit Agricole S.A.,
6.500%, 6-23-66 (A)	EUR	790	$948
CYBG plc:
3.125%, 6-22-25 (A)	GBP	750	943
5.000%, 2-9-26 (A)		158	205
8.000%, 6-8-66 (A)		500	621
Erste Group Bank AG,
6.500%, 10-15-66 (A)	EUR	800	988
European Investment Bank,
1.250%, 12-16-19		$183	181
HSBC Holdings plc,
6.250%, 9-23-66		506	505
Ibercaja Banco S.A.,
7.000%, 7-6-66 (A)	EUR	400	436
Intesa Sanpaola S.p.A.,
6.250%, 11-16-66 (A)		200	220
Intesa Sanpaolo S.p.A.,
6.625%, 9-13-23 (A)		613	816
Lloyds Banking Group plc,
1.000%, 11-9-23 (A)		390	438
Nordea Bank AB,
6.625%, 9-26-67 (B)		$551	550
Novo Banco S.A.,
8.500%, 7-6-28 (A)(C)	EUR	600	674
Royal Bank of Scotland Group plc (The),
1.750%, 3-2-26 (A)		1,000	1,123
Skandinaviska Enskilda Banken AB,
5.750%, 11-29-49		$810	799
UniCredit S.p.A.:
6.572%, 1-14-22 (B)		350	367
1.000%, 1-18-23 (A)	EUR	1,000	1,085
5.861%, 6-19-32		$600	552
6.625%, 12-3-66 (A)	EUR	400	436
Unione di Banche Italiane S.p.A.,
4.450%, 9-15-27 (A)		805	901

			20,604

Diversified Capital Markets – 1.2%
Credit Suisse Group AG:
3.869%, 1-12-29 (B)		$660	648
7.250%, 3-12-67		800	803
Investec plc,
6.750%, 12-5-66 (A)	GBP	500	611
RBS Capital Trust II,
6.425%, 12-31-66		$280	343
UBS Group Funding (Switzerland) AG,
7.000%, 7-31-67 (B)		333	338

			2,743

Investment Banking & Brokerage – 0.4%
Macquarie Group Ltd.,
3.189%, 11-28-23 (B)		921	912

Life & Health Insurance – 1.2%
Credit Agricole Assurances S.A.,
2.625%, 1-29-48 (A)	EUR	400	420
Just Group plc,
3.500%, 2-7-25 (A)	GBP	400	494

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Life & Health Insurance (Continued)
NN Group N.V.:
4.625%, 4-8-44 (A)	EUR	245	$301
4.625%, 1-13-48 (A)		241	292
4.500%, 7-15-66 (A)		600	714
Phoenix Group Holdings:
4.375%, 1-24-29 (A)		205	221
5.750%, 10-26-66 (A)	GBP	300	334

			2,776

Multi-Line Insurance – 1.4%
ASR Nederland N.V.,
5.125%, 9-29-45 (A)	EUR	410	507
Assicurazioni Generali S.p.A.,
5.000%, 6-8-48 (A)		600	709
Aviva plc,
3.375%, 12-4-45 (A)		434	503
Axa S.A.:
3.375%, 7-6-47 (A)		200	239
3.250%, 5-28-49 (A)		600	695
3.875%, 10-8-66 (A)		500	599

			3,252

Other Diversified Financial Services – 0.3%
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
3.375%, 9-24-28 (A)		600	676

Property & Casualty Insurance – 0.4%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3-15-38 (A)		487	582
Direct Line Insurance Group plc,
4.750%, 6-7- 66 (A)	GBP	400	431

			1,013

Regional Banks – 0.3%
Canadian Imperial Bank of Commerce,
3.100%, 4-2-24		$371	369
Emirates NBD PJSC,
1.750%, 3-23-22 (A)	EUR	300	346

			715

Reinsurance – 0.3%
RenaissanceRe Holdings Ltd.,
3.600%, 4-15-29		$545	536
SCOR SE,
5.250%, 9-13-67		200	171

			707

Specialized Finance – 2.2%
China Great Wall International Holdings III Ltd.,
3.875%, 8-31-27		358	351
Huarong Finance 2017 Co. Ltd.,
4.250%, 11-7-27		354	351
Huarong Finance II Co. Ltd.,
2.875%, 3-14-67		231	221
Japan Finance Organization for Municipalities,
2.125%, 10-25-23 (B)		340	331

76	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialized Finance (Continued)
Kommunalbanken A.S.,
1.500%, 8-31-21 (B)		$686	$672
Siemens Financieringsmaatschappij N.V.,
2.200%, 3-16-20 (B)		1,028	1,023
Tesco Corporate Treasury Services plc,
1.375%, 7-1-19 (A)	EUR	325	365
Vonovia Finance B.V.,
1.750%, 1-25-27 (A)		800	935
WPC Eurobond B.V.,
2.125%, 4-15-27 (A)		800	901

			5,150

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG,
2.875%, 6-28-27 (A)		800	883

Total Financials – 17.8%			40,950
Health Care

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
2.875%, 7-24-37 (A)		350	432

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V.:
3.250%, 4-15-22 (A)		147	168
1.250%, 3-31-23 (A)		500	522
1.125%, 10-15-24 (A)		200	196
1.875%, 3-31-27 (A)		300	279

			1,165

Total Health Care – 0.7%			1,597
Industrials

Diversified Support Services – 0.6%
Logicor Financing S.a.r.l.,
2.250%, 5-13-25 (A)		1,200	1,355

Industrial Conglomerates – 0.2%
Thyssenkrupp AG,
3.125%, 10-25-19 (A)		343	388

Marine Ports & Services – 0.4%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12-29-49		$834	831

Railroads – 0.2%
CSX Corp.,
4.750%, 11-15-48		502	546

Total Industrials – 1.4%			3,120

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Information Technology

IT Consulting & Other Services – 0.2%
Capgemini SE,
1.750%, 7-1-20 (A)	EUR	400	$457

Systems Software – 0.3%
Microsoft Corp.,
4.250%, 2-6-47		$702	784

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.,
3.200%, 5-11-27		1,093	1,103
Hewlett Packard Enterprise Co.:
2.100%, 10-4-19 (B)		610	607
4.900%, 10-15-25 (E)		563	599
6.350%, 10-15-45 (E)		310	325
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
3.104%, 10-5-21 (D)		97	97

			2,731

Total Information Technology – 1.7%			3,972
Materials

Aluminum – 0.5%
PT Indonesia Asahan Aluminum Persero Tbk:
5.230%, 11-15-21 (B)		200	208
5.710%, 11-15-23 (B)		600	647
6.757%, 11-15-48 (B)		200	230

			1,085

Diversified Chemicals – 0.7%
CNAC (HK) Finbridge Co. Ltd.,
1.750%, 6-14-22 (A)	EUR	578	658
CNAK (HK) Finbridge Co. Ltd.,
5.125%, 3-14-28		$200	215
Dow Chemical Co. (The),
4.375%, 11-15-42		892	853

			1,726

Diversified Metals & Mining – 0.3%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9-30-20 (A)	EUR	507	597

Fertilizers & Agricultural Chemicals – 0.5%
Israel Chemicals Ltd.,
6.375%, 5-31-38		$1,120	1,214

Precious Metals & Minerals – 0.3%
China Minmetals Corp.,
3.750%, 5-13-67		725	707

Steel – 0.2%
CSN Islands XI Corp.,
6.875%, 9-21-19		470	473

Total Materials – 2.5%			5,802

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Real Estate

Diversified Real Estate Activities – 1.4%
Blackstone Property Partners Europe L.P.,
2.200%, 7-24-25 (A)	EUR	800	$916
CPI Property Group S.A.,
2.125%, 10-4-24 (A)(E)		800	905
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11-28-29 (A)		1,000	1,142
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11-9-27		$335	328

			3,291

Diversified REITs – 0.3%
Aroundtown S.A.,
1.625%, 1-31-28 (A)	EUR	300	323
Powerlong Real Estate Holdings Ltd.,
5.950%, 7-19-20		$441	438

			761

Hotel & Resort REITs – 0.1%
China Aoyuan Property Group Ltd.,
7.500%, 5-10-21		234	240

Office REITs – 0.3%
Dream Global Funding I S.a.r.l.,
1.375%, 12-21-21 (A)	EUR	600	677

Real Estate Development – 1.0%
China Evergrande Group:
8.250%, 3-23-22 (C)		$500	490
8.750%, 6-28-25		600	566
Fastighets AB Balder,
1.875%, 1-23-26 (A)	EUR	492	545
Longfor Properties Co. Ltd.,
4.500%, 1-16-28		$706	699

			2,300

Real Estate Operating Companies – 0.8%
Grand City Properties S.A.:
1.500%, 2-22-27 (A)	EUR	1,100	1,220
2.500%, 10-24-66 (A)		500	536

			1,756

Residential REITs – 0.9%
ADLER Real Estate AG,
2.125%, 2-6-24 (A)		636	704
Akelius Residential Property AB,
1.125%, 3-14-24 (A)		617	686
Heimstaden Bostad AB,
1.750%, 12-7-21 (A)(E)		600	686

			2,076

Retail REITs – 0.2%
MAF Global Securities Ltd.,
5.500%, 9-7-67		$400	384

Total Real Estate – 5.0%			11,485

2019	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Utilities

Electric Utilities – 0.5%
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.),
3.500%, 4-1-29		$381	$381
Perusahaan Listrik Negara,
6.150%, 5-21-48 (B)		400	445
State Grid Europe Development (2014) plc,
1.500%, 1-26-22 (A)	EUR	309	356

			1,182

Gas Utilities – 0.3%
Origin Energy Finance Ltd.:
2.875%, 10-11-19 (A)		200	228
2.500%, 10-23-20 (A)		300	348

			576

Total Utilities – 0.8%			1,758

TOTAL CORPORATE DEBT SECURITIES – 37.5%			$86,108
(Cost: $87,252)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 0.3%
Republic of Argentina:
35.900%, 6-21-20 (A)(C)	ARS	8,819	210
5.830%, 12-31-33 (A)		2,579	560

			770

Belgium – 1.5%
Kingdom of Belgium,
0.900%, 6-22-29 (A)(B)	EUR	2,832	3,330

Canada – 0.3%
Province of Ontario,
3.000%, 9-28-20 (A)		620	730

Columbia – 0.9%
Republic of Colombia:
4.500%, 3-15-29		$1,186	1,253
6.125%, 1-18-41		623	736

			1,989

Croatia – 0.2%
Republic of Croatia,
6.000%, 1-26-24		400	448

Dominican Republic – 0.3%
Dominican Republic,
6.000%, 7-19-28 (C)		720	755

Egypt – 0.9%
Arab Republic of Egypt:
4.750%, 4-16-26 (A)	EUR	416	459
7.500%, 1-31-27		$1,120	1,173
8.500%, 1-31-47 (B)		277	283

OTHER GOVERNMENT SECURITIES (F) (Continued)	Principal		Value
Egypt (Continued)
8.700%, 3-1-49		$222	$231

			2,146

France – 2.3%
France Government Bond,
2.000%, 5-25-48 (A)	EUR	3,976	5,222

Germany – 5.6%
Bundesrepublik Deutschland,
1.250%, 8-15-48 (A)		9,700	12,866

Greece – 0.5%
Hellenic Republic,
3.500%, 1-30-23 (A)		1,000	1,175

Indonesia – 0.6%
Indonesia Government Bond:
3.700%, 1-8-22 (B)		$310	314
8.500%, 10-12-35		200	285
8.375%, 4-15-39 (A)	IDR	7,041,000	506
Republic of Indonesia,
6.625%, 2-17-37		$300	367

			1,472

Ireland – 1.9%
Irish Government Bond:
1.100%, 5-15-29 (A)	EUR	3,328	3,933
2.400%, 5-15-30 (A)		343	457

			4,390

Italy – 8.5%
Buoni del Tesoro Poliennali,
2.500%, 11-15-25 (A)		16,958	19,558

Nigeria – 0.2%
Republic of Nigeria:
7.625%, 11-21-25 (B)		$200	213
9.248%, 1-21-49 (B)		200	222

			435

Norway – 6.2%
Norway Government Bond:
1.750%, 2-17-27 (A)	NOK	66,510	7,857
1.750%, 9-6-29 (A)		53,571	6,302

			14,159

Oman – 0.2%
Oman Government Bond,
6.750%, 1-17-48		$400	355

Panama – 0.5%
Republic of Panama,
9.375%, 4-1-29		816	1,191

Peru – 0.7%
Republic of Peru:
7.350%, 7-21-25		309	389
8.750%, 11-21-33		785	1,230

			1,619

OTHER GOVERNMENT SECURITIES (F) (Continued)	Principal		Value
Qatar – 0.4%
Qatar Government Bond,
5.103%, 4-23-48		$900	$986

Romania – 0.7%
Romania Government Bond:
2.875%, 3-11-29 (A)	EUR	900	1,020
4.125%, 3-11-39 (A)		450	523

			1,543

Saudi Arabia – 0.7%
Saudi Arabia Government Bond:
4.625%, 10-4-47 (B)		$1,525	1,502

			1,502

South Africa – 1.4%
Republic of South Africa:
5.875%, 9-16-25		427	450
3.750%, 7-24-26 (A)	EUR	296	354
9.000%, 1-31-40 (A)	ZAR	38,060	2,453

			3,257

South Korea – 0.3%
Korea National Oil Corp.,
2.875%, 3-27-22 (B)		$731	730

Spain – 0.6%
Telefonica Emisiones S.A.U.,
4.693%, 11-11-19 (A)	EUR	1,200	1,386

Sri Lanka – 0.6%
Republic of Sri Lanka:
6.850%, 11-3-25		$757	762
6.200%, 5-11-27 (B)		580	557

			1,319

Sweden – 0.7%
Kingdom of Sweden,
0.125%, 4-24-23 (A)(B)	EUR	1,470	1,674

Tunisia – 0.3%
Banque Centrale de Tunisie,
5.625%, 2-17-24 (A)		606	626

United Arab Emirates – 0.4%
Abu Dhabi Government Bond,
4.125%, 10-11-47		$1,000	1,014

Uzbekistan – 0.2%
Republic of Uzbekistan,
5.375%, 2-20-29		454	451

TOTAL OTHER GOVERNMENT SECURITIES – 37.9%			$87,098
(Cost: $85,608)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 16.7%
U.S. Treasury Bonds,
3.375%, 11-15-48		5,200	5,800

78	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
U.S. Treasury Notes:
1.875%, 2-28-22 (G)	$12,110	$11,989
1.375%, 6-30-23 (H)	1,810	1,747
2.625%, 6-30-23	2,400	2,439
1.250%, 7-31-23	2,050	1,967
1.375%, 8-31-23	854	824
3.000%, 9-30-25	8,700	9,064
2.000%, 11-15-26	440	430
2.375%, 5-15-27	2,140	2,144
2.250%, 11-15-27	1,590	1,575
2.625%, 2-15-29	488	497

		38,476

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.7%		$38,476
(Cost: $37,765)

SHORT-TERM SECURITIES	Principal		Value
Japan Government Treasury Bills – 3.9%
Japan Government Treasury Bills,
0.000%, 11-20-19 (A)(I)	JPY	1,000,000	$9,033

Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (J)(K)		$1,207	1,207

TOTAL SHORT-TERM SECURITIES – 4.4%			$10,240
(Cost: $10,091)

TOTAL INVESTMENT SECURITIES – 96.7%			$222,793
(Cost: $222,218)

CASH AND OTHER ASSETS, NET OF LIABILITIES (L) – 3.3%			7,518

NET ASSETS – 100.0%			$230,311

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, AUD - Australian Dollar, CAD - Canadian Dollar, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, JPY - Japanese Yen, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona and ZAR - South African Rand).

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $19,671 or 8.7% of net assets.

(C)	All or a portion of securities with an aggregate value of $1,160 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	All or a portion of securities with an aggregate value of $1,663 have been pledged as collateral on open futures contracts.

(H)	All or a portion of securities with an aggregate value of $290 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(I)	Rate shown is the yield to maturity at March 31, 2019.

(J)	Investment made with cash collateral received from securities on loan.

(K)	Rate shown is the annualized 7-day yield at March 31, 2019.

(L)	Cash of $1,590 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at March 31, 2019:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Itraxx Europe Crossover Series 31 Index	(5.000%)	6–20–24	3,800	$(466)	$(449)	$(17)
Itraxx Europe Series 31 Index	(1.000%)	6–20–22	8,000	(189)	(178)	(11)

				$(655)	$(627)	$(28)

2019	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following centrally cleared credit default swaps — sold protection(3) were outstanding at March 31, 2019:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Republic of South Africa	1.000%	6–20–22	1.970%	100	$(2)	$(3)	$1

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Bouygues SA	Barclays Bank plc	(1.000%)	12–20–23	600	$(17)	$(9)	$(8)
Bouygues SA	Barclays Bank plc	(1.000%)	12–20–23	400	(12)	(6)	(6)
Diageo Capital plc	Morgan Stanley & Co. International plc	(1.000%)	12–20–23	600	(25)	(24)	(1)
Diageo Capital plc	Morgan Stanley & Co. International plc	(1.000%)	12–20–23	500	(21)	(20)	(1)
People’s Republic of China	Goldman Sachs International	(1.000%)	12–20–23	7,000	(183)	(81)	(102)
Republic of Korea	Barclays Bank plc	(1.000%)	12–20–22	6,800	(186)	(73)	(113)
Standard Chartered plc	Morgan Stanley & Co. International plc	(1.000%)	12–20–23	1,000	(15)	(2)	(13)

					$(459)	$(215)	$(244)

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Republic of South Africa	Citibank N.A.	1.000%	6–20–22	1.970%	300	$(5)	$(8)	$3
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12–20–21	1.827	100	(1)	(4)	3

						$(6)	$(12)	$6

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

80	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	2,300	U.S. Dollar	43	5-8-19	Barclays Capital, Inc.	$—	$—	*
Hungarian Forint	653,000	Euro	2,035	6-18-19	Barclays Capital, Inc.	5	—
Turkish New Lira	6,600	U.S. Dollar	1,095	6-18-19	Barclays Capital, Inc.	—	8
U.S. Dollar	2,043	Brazilian Real	7,700	5-8-19	Citibank N.A.	—	81
British Pound	6,000	U.S. Dollar	8,011	6-18-19	Citibank N.A.	165	—
Canadian Dollar	580	U.S. Dollar	436	6-18-19	Citibank N.A.	1	—
Czech Koruna	105,600	Euro	4,092	6-18-19	Citibank N.A.	22	—
Czech Koruna	8,400	U.S. Dollar	373	6-18-19	Citibank N.A.	7	—
Euro	4,466	Swedish Krona	46,900	6-18-19	Citibank N.A.	32	—
Thai Baht	147,300	U.S. Dollar	4,657	6-18-19	Citibank N.A.	6	—
Turkish New Lira	12,600	U.S. Dollar	2,202	6-18-19	Citibank N.A.	96	—
U.S. Dollar	297	Australian Dollar	420	6-18-19	Citibank N.A.	1	—
U.S. Dollar	3,617	Euro	3,200	6-18-19	Citibank N.A.	—	3
U.S. Dollar	9,294	Japanese Yen	1,029,000	6-18-19	Citibank N.A.	47	—
U.S. Dollar	230	New Zealand Dollar	333	6-18-19	Citibank N.A.	—	3
Japanese Yen	1,000,000	U.S. Dollar	9,169	11-20-19	Citibank N.A.	—	25
Euro	4,052	Polish Zloty	17,530	6-18-19	Deutsche Bank AG	1	—
Euro	88,844	U.S. Dollar	101,370	6-18-19	Deutsche Bank AG	1,048	—
South African Rand	34,300	U.S. Dollar	2,358	6-18-19	Deutsche Bank AG	3	—
Brazilian Real	7,700	U.S. Dollar	2,078	5-8-19	Goldman Sachs International	116	—
Philippine Peso	120,100	U.S. Dollar	2,259	5-8-19	Goldman Sachs International	—	13
South Korean Won	5,257,000	U.S. Dollar	4,712	5-8-19	Goldman Sachs International	86	—
U.S. Dollar	1,844	Indonesian Rupiah	26,000,000	5-8-19	Goldman Sachs International	—	29
Canadian Dollar	630	U.S. Dollar	470	6-18-19	Goldman Sachs International	—	3
Euro	4,061	Norwegian Krone	39,500	6-18-19	Goldman Sachs International	8	—
Euro	268	Swedish Krona	2,800	6-18-19	Goldman Sachs International	1	—
Euro	2,026	Swiss Franc	2,300	6-18-19	Goldman Sachs International	39	—
Mexican Peso	137,200	U.S. Dollar	7,035	6-18-19	Goldman Sachs International	54	—
New Zealand Dollar	335	U.S. Dollar	230	6-18-19	Goldman Sachs International	2	—
Norwegian Krone	121,500	U.S. Dollar	14,269	6-18-19	Goldman Sachs International	140	—
U.S. Dollar	3,011	Australian Dollar	4,240	6-18-19	Goldman Sachs International	4	—
U.S. Dollar	2,760	Euro	2,414	6-18-19	Goldman Sachs International	—	34
U.S. Dollar	303	Hungarian Forint	83,465	6-18-19	Goldman Sachs International	—	10
Euro	79	Polish Zloty	340	6-18-19	Morgan Stanley International	—	—	*
New Taiwan Dollar	71,317	U.S. Dollar	2,314	6-18-19	Morgan Stanley International	—	3

						$1,884	$212

The following futures contracts were outstanding at March 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl 30-Year Bond	Long	3	6-6-19	300	$645	$31
BTP Italian Government Bond	Short	85	6-10-19	8,500	(12,345)	(308)
BTP Italian Government Notes	Short	180	6-10-19	18,000	(22,413)	(92)
Euro-Bobl 5-Year Bond	Short	287	6-10-19	28,700	(42,864)	(216)
Euro-Bund 10-Year Bond	Long	47	6-10-19	4,700	8,770	42
Euro-OAT France Government 10-Year Bond	Short	206	6-10-19	20,600	(37,590)	(636)
Euro-Schatz	Long	39	6-10-19	3,900	4,899	9
U.S. 30-Year Treasury Bond	Short	1	6-19-19	100	(150)	(3)
U.S. 10-Year Treasury Note	Long	157	6-28-19	15,700	19,502	372
U.S. 10-Year Ultra Treasury Note	Long	27	6-28-19	2,700	3,585	71
U.S. Treasury Ultra Long Bond	Long	17	6-28-19	1,700	2,856	105

2019	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
United Kingdom Long Gilt	Short	108	6-28-19	10,800	$(18,198)	$(457)
U.S. 2-Year Treasury Note	Long	6	7-3-19	1,200	1,279	4
U.S. 5-Year Treasury Note	Short	212	7-3-19	21,200	(24,555)	(302)
3-Month EURIBOR	Short	162	6-15-20	405	(45,556)	(29)

					$(162,135)	$(1,409)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028	MXN	2,940	$— *	$—	$— *
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028		1,605	— *	(26)	26
Goldman Sachs International	Pay	3-Month LIBOR	1.851%	6/22/2022		$5,709	(74)	(140)	66
Goldman Sachs International	Pay	3-Month New Zealand Dollar LIBOR	1.905%	2/15/2020	NZD	59,478	88	—	88
Goldman Sachs International	Receive	3-Month New Zealand Dollar LIBOR	2.070%	2/15/2024		13,339	(181)	—	(181)
Goldman Sachs International	Receive	6-Month Bank Bill Swap Rate	2.346%	6/22/2022	AUD	9,635	(200)	(85)	(115)
Goldman Sachs International	Receive	6-Month British Pound LIBOR	1.229%	12/13/2021	GBP	12,348	(58)	—	(58)
Goldman Sachs International	Receive	6-Month British Pound LIBOR	1.272%	12/13/2021		12,348	(68)	—	(68)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	3.130%	10/15/2022	HUF	12,852	(473)	—	(473)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.890%	1/18/2024	CZK	5,204	(12)	(15)	3
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.890%	1/18/2024		5,157	(12)	—	(12)
Goldman Sachs International	Pay	6-Month Warsaw Interbank Offered Rate	1.828%	9/16/2021	PLN	19,388	(5)	—	(5)
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	2.110%	9/16/2024		9,663	(40)	—	(40)
Morgan Stanley & Co. International plc	Pay	3-Month Canadian Dollar Offered Rate	2.668%	3/14/2028	CAD	15,958	677	—	677
Morgan Stanley & Co. International plc	Pay	3-Month Canadian Dollar Offered Rate	2.668%	3/14/2028		1,003	43	17	26
Morgan Stanley & Co. International plc	Pay	3-Month LIBOR	2.933%	6/22/2022		$32,938	594	—	594
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.860%	2/26/2025		9,800	(265)	—	(265)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.649%	2/26/2025		13,854	(234)	—	(234)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		4,196	100	—	100
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.881%	11/16/2045		4,945	(191)	—	(191)
Morgan Stanley & Co. International plc	Receive	3-Month Stockholm Interbank Offered Rate	1.223%	3/14/2028	SEK	959	(41)	(28)	(13)

82	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	Receive	3-Month Stockholm Interbank Offered Rate	1.223%	3/14/2028		$12,791	$(543)	$—	$(543)
Morgan Stanley & Co. International plc	Receive	6-Month Bank Bill Swap Rate	2.481%	6/22/2022	AUD	30,323	(754)	—	(754)

							$(1,649)	$(277)	$(1,372)

The following written options were outstanding at March 31, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Credit Derivatives Index - Investment Grade 31 5-Year Index	Morgan Stanley & Co., Inc.	Call	24,200,000	24,200	June 2019	$62.50	$27	$(72)
EUR versus USD	Morgan Stanley & Co., Inc.	Put	9,329,000	9,329	January 2020	1.06	43	(38)
GBP versus USD	Citibank N.A.	Put	6,904,935	6,905	June 2019	1.28	64	(90)
	Morgan Stanley & Co., Inc.	Put	11,662,000	11,662	January 2020	1.05	73	(22)
NZD versus USD	Morgan Stanley & Co., Inc.	Call	29,662,000	29,662	August 2019	0.74	165	(25)
U.S. 5-Year Treasury Note June Futures	N/A	Call	254	25,400	April 2019	115.50	41	(133)
U.S. Treasury Long Bond June Futures	N/A	Put	64	6,400	May 2019	142.00	58	(5)
USD versus TRY	Bank of America N.A.	Call	2,205,778	2,206	June 2019	6.13	30	(96)
USD versus ZAR	Barclays Capital, Inc.	Call	4,676,000	4,676	April 2019	14.02	153	(166)
	Barclays Capital, Inc.	Call	9,352,000	9,352	April 2019	14.92	109	(69)
	Morgan Stanley & Co., Inc.	Call	3,401,421	3,401	August 2019	18.07	101	(17)

							$864	$(733)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$88	$783	$—
Corporate Debt Securities	—	86,108	—
Other Government Securities	—	87,098	—
United States Government Obligations	—	38,476	—
Short-Term Securities	1,207	9,033	—
Total	$1,295	$221,498	$—
Centrally Cleared Credit Default Swaps	$—	$1	$—
Forward Foreign Currency Contracts	$—	$1,884	$—
Futures Contracts	$634	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$1,580	$—

Liabilities
Centrally Cleared Credit Default Swaps	$17	$11	$—
Over the Counter Credit Default Swaps	$—	$465	$—
Forward Foreign Currency Contracts	$—	$212	$—
Futures Contracts	$2,043	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$2,952	$—
Written Options	$138	$595	$—

2019	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC	= Over the Counter
REIT	= Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	17.6%
Italy	10.9%
Germany	6.5%
Norway	6.4%
France	5.1%
Japan	4.1%
United Kingdom	4.1%
Luxembourg	3.3%
Spain	3.2%
Netherlands	3.1%
Ireland	2.1%
Sweden	1.8%
South Africa	1.7%
Indonesia	1.5%
China	1.5%
Belgium	1.4%
Hong Kong	1.2%
Other Countries	16.6%
Other+	7.9%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY PINEBRIDGE HIGH YIELD FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	92.8%
Corporate Debt Securities	92.6%
Asset-Backed Securities	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	7.2%

Quality Weightings

Investment Grade	4.1%
BBB	4.1%
Non-Investment Grade	88.7%
BB	34.9%
B	44.1%
CCC	9.0%
Non-rated	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	7.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9-3-22	$190	$192

TOTAL ASSET-BACKED SECURITIES – 0.2%		$192
(Cost: $194)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.7%
Cogent Communications Holdings, Inc.,
5.375%, 3-1-22 (A)	535	547

Broadcasting – 1.3%
Gray Television, Inc.:
5.125%, 10-15-24 (A)	306	307
5.875%, 7-15-26 (A)	97	99
Sirius XM Radio, Inc.,
5.375%, 7-15-26 (A)	483	491
Univision Communications, Inc.,
5.125%, 5-15-23 (A)	159	151

		1,048

Cable & Satellite – 8.3%
Altice Financing S.A.,
7.500%, 5-15-26 (A)	655	649
Altice France S.A.,
7.375%, 5-1-26 (A)	830	813
Altice S.A.,
7.625%, 2-15-25 (A)	900	789
Block Communications, Inc.,
6.875%, 2-15-25 (A)	509	528
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4-1-24 (A)	148	155
5.375%, 5-1-25 (A)	275	284
5.500%, 5-1-26 (A)	106	109
5.000%, 2-1-28 (A)	235	232
Charter Communications Operating LLC and Charter Communications Operating Capital Corp. (3-Month U.S. LIBOR plus 165 bps),
4.386%, 2-1-24 (B)	160	160
CSC Holdings LLC,
5.500%, 4-15-27 (A)	1,340	1,368
Hughes Satellite Systems Corp.,
6.625%, 8-1-26	419	411
Intelsat Jackson Holdings S.A.,
5.500%, 8-1-23	1,119	993
Telesat Canada and Telesat LLC,
8.875%, 11-15-24 (A)	372	401

		6,892

Integrated Telecommunication Services – 5.3%
CenturyLink, Inc.,
7.500%, 4-1-24 (C)	925	978
Frontier Communications Corp.:
7.125%, 1-15-23	600	365
7.625%, 4-15-24 (C)	760	416

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Sprint Corp.,
7.875%, 9-15-23	$2,529	$2,655

		4,414

Movies & Entertainment – 0.8%
Netflix, Inc.:
5.875%, 2-15-25 (C)	536	579
4.375%, 11-15-26	99	97

		676

Publishing – 1.7%
A. H. Belo Corp.,
7.750%, 6-1-27	502	548
E.W. Scripps Co.,
5.125%, 5-15-25 (A)	429	409
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc.,
7.875%, 5-15-24 (A)	520	421

		1,378

Wireless Telecommunication Service – 0.6%
C&W Senior Financing Designated Activity Co.,
6.875%, 9-15-27 (A)	544	546

Total Communication Services – 18.7%		15,501
Consumer Discretionary

Auto Parts & Equipment – 0.7%
Delphi Jersey Holdings plc,
5.000%, 10-1-25 (A)	630	555

Automotive Retail – 0.9%
Allison Transmission, Inc.,
5.000%, 10-1-24 (A)	361	360
Lithia Motors, Inc.,
5.250%, 8-1-25 (A)	432	434

		794

Casinos & Gaming – 3.1%
ESH Hospitality, Inc.,
5.250%, 5-1-25 (A)	500	497
Everi Payments, Inc.,
7.500%, 12-15-25 (A)	292	303
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 4-15-26	450	470
Golden Nugget, Inc.,
8.750%, 10-1-25 (A)	393	413
LHMC Finco S.a.r.l.,
7.875%, 12-20-23 (A)	245	253
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.750%, 2-1-27 (A)	177	183
Scientific Games International, Inc. (GTD by Scientific Games Corp.),
8.250%, 3-15-26 (A)	410	418

		2,537

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Electronics – 0.7%
Conn’s, Inc.,
7.250%, 7-15-22 (C)	$582	$571

Homebuilding – 0.7%
Mattamy Group Corp.,
6.500%, 10-1-25 (A)	38	38
Weekley Homes LLC and Weekley Finance Corp.,
6.000%, 2-1-23	548	527

		565

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc.,
6.125%, 12-1-24	243	252
Wyndham Worldwide Corp.:
4.150%, 4-1-24 (D)	162	164
4.500%, 4-1-27 (D)	420	417

		833

Restaurants – 0.5%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10-1-24 (A)	421	413

Specialized Consumer Services – 0.5%
frontdoor, Inc.,
6.750%, 8-15-26 (A)	414	423

Specialty Stores – 0.4%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (A)	292	318

Total Consumer Discretionary – 8.5%		7,009
Consumer Staples

Food Retail – 0.5%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC,
5.750%, 3-15-25	446	423

Household Products – 0.5%
First Quality Finance Co., Inc.,
5.000%, 7-1-25 (A)	429	417

Packaged Foods & Meats – 2.7%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (A)	587	603
5.750%, 6-15-25 (A)	135	139
Land O’Lakes Capital Trust I,
7.450%, 3-15-28 (A)	349	374
Pilgrim’s Pride Corp.,
5.875%, 9-30-27 (A)	655	660
Post Holdings, Inc.,
5.500%, 3-1-25 (A)	400	404

		2,180

86	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Personal Products – 0.7%
Coty, Inc.,
6.500%, 4-15-26 (A)(C)	$600	$587

Total Consumer Staples – 4.4%		3,607
Energy

Coal & Consumable Fuels – 0.6%
CONSOL Energy, Inc.,
6.875%, 6-15-25 (A)	480	484

Integrated Oil & Gas – 0.5%
Apergy Corp.,
6.375%, 5-1-26	396	401

Oil & Gas Drilling – 1.2%
KCA Deutag UK Finance plc,
9.875%, 4-1-22 (A)	475	409
Noble Holding International Ltd.,
7.875%, 2-1-26 (A)	285	264
Shelf Drilling Holdings Ltd.,
8.250%, 2-15-25 (A)	400	379

		1,052

Oil & Gas Equipment & Services – 2.0%
Calfrac Holdings L.P.,
8.500%, 6-15-26 (A)	630	488
Forum Energy Technologies, Inc.,
6.250%, 10-1-21	340	301
Hi-Crush Partners L.P.,
9.500%, 8-1-26 (A)(C)	810	624
Nine Energy Service, Inc.,
8.750%, 11-1-23 (A)	240	248

		1,661

Oil & Gas Exploration & Production – 4.5%
Antero Midstream Partners L.P.,
5.750%, 3-1-27 (A)	288	292
Centennial Resource Production LLC,
6.875%, 4-1-27 (A)	238	240
Chaparral Energy, Inc.,
8.750%, 7-15-23 (A)	719	493
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (A)	525	403
Hilcorp Energy I L.P. and Hilcorp Finance Co.,
5.000%, 12-1-24 (A)	650	632
Lonestar Resources America, Inc.,
11.250%, 1-1-23 (A)	492	477
Pioneer Energy Services Corp.,
6.125%, 3-15-22	425	264
Southwestern Energy Co.,
7.500%, 4-1-26	410	418
WildHorse Resource Development Corp.,
6.875%, 2-1-25	490	495

		3,714

Oil & Gas Refining & Marketing – 0.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.375%, 7-1-26 (C)	420	421

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 4.4%
Cheniere Corpus Christi Holdings LLC:
7.000%, 6-30-24	$525	$593
5.875%, 3-31-25	115	125
Cheniere Energy Partners L.P.,
5.250%, 10-1-25	235	240
Genesis Energy L.P. and Genesis Energy Finance Corp.,
6.000%, 5-15-23 (C)	550	554
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
6.000%, 8-1-24 (A)	395	407
Rose Rock Midstream L.P. and Rose Rock Finance Corp.:
5.625%, 7-15-22	600	593
5.625%, 11-15-23	154	145
Summit Midstream Holdings LLC and Summit Midstream Finance Corp.,
5.500%, 8-15-22	500	495
USA Compression Partners L.P.,
6.875%, 4-1-26	351	359
USA Compression Partners L.P. and USA Compression Finance Corp.,
6.875%, 9-1-27 (A)	119	121

		3,632

Total Energy – 13.7%		11,365
Financials

Consumer Finance – 3.5%
Credit Acceptance Corp.,
6.625%, 3-15-26 (A)	352	357
Enova International, Inc.:
8.500%, 9-1-24 (A)	500	470
8.500%, 9-15-25 (A)	351	328
FirstCash, Inc.,
5.375%, 6-1-24 (A)	420	429
Quicken Loans, Inc.,
5.750%, 5-1-25 (A)	500	501
Springleaf Finance Corp.:
6.875%, 3-15-25	600	620
7.125%, 3-15-26	165	168

		2,873

Financial Exchanges & Data – 1.4%
Donnelley Financial Solutions, Inc.,
8.250%, 10-15-24	566	570
Refinitiv U.S. Holdings, Inc.,
8.250%, 11-15-26 (A)	615	604

		1,174

Investment Banking & Brokerage – 0.7%
LPL Holdings, Inc.,
5.750%, 9-15-25 (A)	575	582

Mortgage REITs – 1.0%
iStar, Inc.:
6.000%, 4-1-22	150	150
5.250%, 9-15-22	419	413
Starwood Property Trust, Inc.,
4.750%, 3-15-25	298	297

		860

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 0.5%
Amwins Group, Inc.,
7.750%, 7-1-26 (A)	$430	$430

Specialized Finance – 3.5%
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6-1-25	446	448
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
6.020%, 6-15-26 (A)	995	1,070
FS Energy and Power Fund,
7.500%, 8-15-23 (A)	466	478
Navient Corp.,
5.625%, 8-1-33	750	574
UPCB Finance IV Ltd.,
5.375%, 1-15-25 (A)	325	330

		2,900

Total Financials – 10.6%		8,819
Health Care

Health Care Equipment – 0.4%
Hologic, Inc.,
4.375%, 10-15-25 (A)	325	323

Health Care Facilities – 3.4%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	625	617
HCA, Inc. (GTD by HCA Holdings, Inc.):
6.500%, 2-15-20	375	386
5.375%, 2-1-25	825	874
5.250%, 6-15-26	300	322
MEDNAX, Inc.,
5.250%, 12-1-23 (A)	621	629

		2,828

Health Care Supplies – 0.5%
Ortho-Clinical Diagnostics,
6.625%, 5-15-22 (A)	482	457

Managed Health Care – 0.2%
Centene Corp.,
4.750%, 1-15-25	140	143

Pharmaceuticals – 1.7%
Bausch Health Cos., Inc.,
5.875%, 5-15-23 (A)	960	970
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (A)	400	405

		1,375

Total Health Care – 6.2%		5,126
Industrials

Building Products – 0.7%
Standard Industries, Inc.,
6.000%, 10-15-25 (A)	575	602

2019	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Construction & Engineering – 0.7%
Tutor Perini Corp.,
6.875%, 5-1-25 (A)	$550	$548

Construction Machinery & Heavy Trucks – 0.6%
J.B. Poindexter & Co., Inc.,
7.125%, 4-15-26 (A)	520	521

Diversified Support Services – 0.5%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (A)	455	419

Electrical Components & Equipment – 1.3%
Anixter, Inc. (GTD by Anixter International, Inc.),
6.000%, 12-1-25 (A)	290	305
EnerSys,
5.000%, 4-30-23 (A)	605	600
Neon Holdings, Inc.,
10.125%, 4-1-26 (A)	129	132

		1,037

Industrial Machinery – 1.1%
Energizer Gamma Acquisition, Inc.,
6.375%, 7-15-26 (A)	490	502
Terex Corp.,
5.625%, 2-1-25 (A)	426	424

		926

Marine Ports & Services – 0.5%
Great Lakes Dredge & Dock Corp.,
8.000%, 5-15-22	425	446

Security & Alarm Services – 1.5%
ADT Corp. (The),
4.125%, 6-15-23	421	406
Garda World Security Corp.,
8.750%, 5-15-25 (A)	420	400
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4-15-24 (A)	99	99
5.750%, 4-15-26 (A)	338	338

		1,243

Trading Companies & Distributors – 1.5%
Central Garden & Pet Co.,
5.125%, 2-1-28	450	413
H&E Equipment Services, Inc.,
5.625%, 9-1-25 (C)	415	414
Jurassic Holdings III, Inc.,
6.875%, 2-15-21 (A)	435	411

		1,238

Total Industrials – 8.4%		6,980
Information Technology

Application Software – 1.7%
CDK Global, Inc.,
5.875%, 6-15-26	398	416
Delta Merger Sub, Inc.,
6.000%, 9-15-26	555	563

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
SS&C Technologies Holdings, Inc.,
5.500%, 9-30-27 (A)	$422	$426

		1,405

Data Processing & Outsourced Services – 0.8%
Alliance Data Systems Corp.,
5.875%, 11-1-21 (A)	600	613
Harland Clarke Holdings Corp.,
8.375%, 8-15-22 (A)	83	75

		688

Electronic Equipment & Instruments – 0.6%
Diebold, Inc.,
8.500%, 4-15-24 (C)	525	467

Semiconductor Equipment – 0.5%
Amkor Technology, Inc.,
6.625%, 9-15-27 (A)	373	379

Technology Distributors – 0.7%
Ingram Micro, Inc.,
5.450%, 12-15-24 (D)	632	627

Technology Hardware, Storage & Peripherals – 1.0%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11-15-24 (A)(C)	465	414
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1-1-25	440	430

		844

Total Information Technology – 5.3%		4,410
Materials

Aluminum – 0.6%
Novelis Corp. (GTD by Novelis, Inc.),
6.250%, 8-15-24 (A)	475	486

Commodity Chemicals – 1.2%
Entegris, Inc.,
4.625%, 2-10-26 (A)	232	230
NOVA Chemicals Corp.,
5.000%, 5-1-25 (A)	575	563
Trinseo Materials Operating SCA and Trinseo Materials Finance, Inc.,
5.375%, 9-1-25 (A)	180	171

		964

Diversified Metals & Mining – 3.5%
Cliffs Natural Resources, Inc.,
5.750%, 3-1-25	529	506
Eco Oro Minerals Corp.,
5.750%, 12-1-25 (A)	680	682
First Quantum Minerals Ltd.:
7.250%, 4-1-23 (A)	285	278
6.500%, 3-1-24 (A)	409	385

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining (Continued)
FMG Resources August 2006 Partners Ltd.,
5.125%, 3-15-23 (A)	$475	$477
Freeport-McMoRan, Inc.,
3.875%, 3-15-23	556	548

		2,876

Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V.,
6.625%, 4-15-23 (A)	350	363

Metal & Glass Containers – 1.2%
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1-15-23	225	227
Crown Cork & Seal Co., Inc.,
7.375%, 12-15-26	294	327
Owens-Brockway Glass Container, Inc.,
5.375%, 1-15-25 (A)	463	471

		1,025

Paper Packaging – 1.2%
Cascades, Inc.:
5.500%, 7-15-22 (A)	185	186
5.750%, 7-15-23 (A)	230	229
Intertape Polymer Group, Inc.,
7.000%, 10-15-26 (A)	495	507
Sealed Air Corp.,
5.125%, 12-1-24 (A)	76	79

		1,001

Specialty Chemicals – 0.6%
Rayonier A.M. Products, Inc.,
5.500%, 6-1-24 (A)	545	512

Steel – 1.6%
Commercial Metals Co.,
5.750%, 4-15-26	332	331
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6-15-25 (A)	607	615
U.S. Steel Corp.,
6.875%, 8-15-25	337	329

		1,275

Total Materials – 10.3%		8,502
Real Estate

Health Care REITs – 1.3%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.000%, 10-15-27	535	545
Sabra Health Care L.P.,
5.125%, 8-15-26	525	514

		1,059

88	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial REITs – 1.4%
Avolon Holdings Funding Ltd.:
5.125%, 10-1-23 (A)	$425	$433
5.250%, 5-15-24 (A)	109	112
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4-1-24	650	646

		1,191

Real Estate Services – 1.1%
Newmark Group, Inc.,
6.125%, 11-15-23	415	428
Realogy Group LLC and Realogy Co-Issuer Corp.,
4.875%, 6-1-23 (A)(C)	499	464

		892

Specialized REITs – 1.2%
GEO Group, Inc. (The):
5.125%, 4-1-23	430	381
5.875%, 10-15-24	250	218
Iron Mountain, Inc.,
4.875%, 9-15-27 (A)	455	437

		1,036

Total Real Estate – 5.0%		4,178

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities

Independent Power Producers & Energy Traders – 0.8%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2-1-24 (A)	$614	$625

Multi-Utilities – 0.7%
MGE Energy Corp.,
6.500%, 1-15-25 (A)	611	602

Total Utilities – 1.5%		1,227

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$76,724
(Cost: $77,761)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 5.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (E)	$4,478	$4,478

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (F)(G)	1,552	1,552

TOTAL SHORT-TERM SECURITIES – 7.3%		$6,030
(Cost: $6,030)

TOTAL INVESTMENT SECURITIES – 100.1%		$82,946
(Cost: $83,985)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(60)

NET ASSETS – 100.0%		$82,886

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $46,530 or 56.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $2,081 are on loan.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$192	$—
Corporate Debt Securities	—	76,724	—
Short-Term Securities	1,552	4,478	—
Total	$1,552	$81,394	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	89

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund	Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund		Ivy Government Securities Fund	Ivy International Small Cap Fund(1)
ASSETS
Investments in unaffiliated securities at value+^	$458,329	$483,887	$27,997	$1,317,106		$889,776		$37,671		$324,705	$160,547
Investments at Value	458,329	483,887	27,997	1,317,106		889,776		37,671		324,705	160,547
Cash	244	546	1	1,934		—	*	1		1	1
Cash denominated in foreign currencies at value+	7,036	6,224	—	—		—		—		—	1,921
Investment securities sold receivable	2,529	1,935	—	—		1,457		—		—	3,202
Dividends and interest receivable	3,881	5,797	310	2,617		7,357		376		1,512	608
Capital shares sold receivable	473	603	16	21,430		311		71		135	151
Receivable from affiliates	400	523	88	—		—		102		80	240
Unrealized appreciation on forward foreign currency contracts	616	625	—	—		—		—		—	—
Swap agreements, at value	138	140	—	—		—		—		—	—
Receivable from securities lending income – net	6	3	—	—		1		—	*	—	8
Prepaid and other assets	47	53	30	108		79		65		63	55
Total Assets	473,699	500,336	28,442	1,343,195		898,981		38,286		326,496	166,733

LIABILITIES
Cash collateral on securities loaned at value	4,021	4,457	—	—		1,963		507		—	2,761
Investment securities purchased payable	3,364	4,447	—	—		—		1,028		—	2,318
Capital shares redeemed payable	1,218	617	6	24,063		2,109		12		650	128
Distributions payable	—	—	9	297		—		—		67	—
Independent Trustees and Chief Compliance Officer fees payable	10	9	1	169		226		1		77	2
Distribution and service fees payable	4	3	1	—	*	7		—	*	1	1
Shareholder servicing payable	85	76	3	490		185		4		43	16
Investment management fee payable	27	27	1	36		35		2		13	13
Accounting services fee payable	11	12	2	22		19		2		11	6
Swap agreements, at value	3	3	—	—		—		—		—	—
Other liabilities	30	30	7	33		33		19		20	23
Total Liabilities	8,773	9,681	30	25,110		4,577		1,575		882	5,268
Commitments and Contingencies (See Note 2 and Note 10)
Total Net Assets	$464,926	$490,655	$28,412	$1,318,085		$894,404		$36,711		$325,614	$161,465

NET ASSETS
Capital paid in (shares authorized – unlimited)	$447,949	$498,749	$27,914	$1,318,083		$895,040		$37,529		$333,815	$175,118
Accumulated earnings gain (loss)	16,977	(8,094)	498	2		(636)		(818)		(8,201)	(13,653)
Total Net Assets	$464,926	$490,655	$28,412	$1,318,085		$894,404		$36,711		$325,614	$161,465

CAPITAL SHARES OUTSTANDING:
Class A	11,654	11,947	1,260	1,316,141		55,696		1,161		12,524	1,433
Class B	N/A	N/A	N/A	579		101		N/A		45	N/A
Class C	1,466	594	176	1,363		621		N/A		260	161
Class E	N/A	N/A	N/A	N/A		40		50		46	N/A
Class I	30,418	31,659	1,216	N/A		83,302		2,298		16,704	6,123
Class N	371	4,641	N/A	N/A		4,472		50		30,467	6,866
Class R	N/A	N/A	N/A	N/A		40		50		46	N/A
Class Y	532	711	126	N/A		40		100		46	150

NET ASSET VALUE PER SHARE:
Class A	$10.46	$9.90	$10.23	$1.00		$6.20		$9.90		$5.41	$10.94
Class B	N/A	N/A	N/A	$1.00		$6.19		N/A		$5.41	N/A
Class C	$10.46	$9.89	$10.23	$1.00		$6.19		N/A		$5.41	$10.88
Class E	N/A	N/A	N/A	N/A		$6.20		$9.90		$5.41	N/A
Class I	$10.46	$9.90	$10.23	N/A		$6.20		$9.90		$5.41	$10.97
Class N	$10.47	$9.90	N/A	N/A		$6.20		$9.90		$5.41	$10.96
Class R	N/A	N/A	N/A	N/A		$6.19		$9.89		$5.41	N/A
Class Y	$10.46	$9.90	$10.23	N/A		$6.20		$9.90		$5.41	$10.94

+COST
Investments in unaffiliated securities at cost	$442,790	$489,774	$27,385	$1,317,106		$873,845		$37,596		$324,062	$162,586
Cash denominated in foreign currencies at cost	6,997	6,185	—	—		—		—		—	1,933
^Securities loaned at value	8,142	7,518	—	—		1,912		494		—	10,058

*	Not shown due to rounding.
(1)	Effective February 21, 2019, the Fund’s name changed from Ivy IG International Small Cap Fund to Ivy International Small Cap Fund.

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2019

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
ASSETS
Investments in unaffiliated securities at value+^	$135,051	$222,793	$82,946
Investments at Value	135,051	222,793	82,946
Cash	—	325	1
Cash denominated in foreign currencies at value+	540	4,733	—
Restricted cash	3,394	1,590	—
Investment securities sold receivable	595	1,402	959
Dividends and interest receivable	2,281	2,558	1,393
Capital shares sold receivable	115	133	159
Receivable from affiliates	247	262	111
Unrealized appreciation on forward foreign currency contracts	3,495	1,884	—
Swap agreements, at value	1,136	—	—
Receivable from securities lending income – net	1	1	2
Variation margin receivable	10	94	—
Prepaid and other assets	62	52	47
Total Assets	146,927	235,827	85,618

LIABILITIES
Cash collateral on securities loaned at value	2,553	1,207	1,552
Investment securities purchased payable	613	2,157	1,046
Capital shares redeemed payable	87	276	100
Independent Trustees and Chief Compliance Officer fees payable	2	4	1
Overdraft due to custodian	1,110	—	—
Distribution and service fees payable	1	1	—	*
Shareholder servicing payable	19	26	10
Investment management fee payable	8	17	4
Accounting services fee payable	6	8	4
Unrealized depreciation on forward foreign currency contracts	5,344	212	—
Swap agreements, at value	680	465	—
Variation margin payable	54	383	—
Written options at value+	—	733	—
Other liabilities	80	27	15
Total Liabilities	10,557	5,516	2,732
Commitments and Contingencies (See Note 2 and Note 10)
Total Net Assets	$136,370	$230,311	$82,886

NET ASSETS
Capital paid in (shares authorized – unlimited)	$148,988	$233,263	$84,873
Accumulated earnings loss	(12,618)	(2,952)	(1,987)
Total Net Assets	$136,370	$230,311	$82,886

CAPITAL SHARES OUTSTANDING:
Class A	1,246	2,194	820
Class C	230	417	N/A
Class E	200	N/A	N/A
Class I	9,504	12,656	4,727
Class N	4,300	7,699	2,901
Class R	200	N/A	50
Class Y	331	350	N/A

NET ASSET VALUE PER SHARE:
Class A	$8.47	$9.85	$9.75
Class C	$8.28	$9.77	N/A
Class E	$8.48	N/A	N/A
Class I	$8.53	$9.88	$9.75
Class N	$8.53	$9.89	$9.75
Class R	$8.40	N/A	$9.75
Class Y	$8.47	$9.85	N/A

+COST
Investments in unaffiliated securities at cost	$140,223	$222,218	$83,985
Cash denominated in foreign currencies at cost	541	4,684	—
Written options premiums received at cost	—	864	—
^Securities loaned at value	2,332	1,160	2,081

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	91

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

(In thousands)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund		Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund		Ivy Government Securities Fund		Ivy International Small Cap Fund(1)
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,585	$251	$—		$—		$7		$—		$—		$1,315
Foreign dividend withholding tax	(210)	—	—		—		—		—		—		(81)
Interest and amortization from unaffiliated securities	8,395	13,160	472		16,963		16,502		752		4,450		44
Securities lending income – net	62	51	—		—		7		2		1		37
Total Investment Income	11,832	13,462	472		16,963		16,516		754		4,451		1,315

EXPENSES
Investment management fee	1,633	1,656	71		2,216		2,158		87		892		802
Distribution and service fees:
Class A	152	145	15		—		434		14		86		19
Class B	N/A	N/A	N/A		3		3		N/A		2		N/A
Class C	75	29	9		7		19		N/A		5		9
Class E	N/A	N/A	N/A		N/A		—	*	1		—	*	N/A
Class R	N/A	N/A	N/A		N/A		1		1		1		N/A
Class Y	7	9	2		N/A		—	*	1		—	*	3
Shareholder servicing:
Class A	118	78	3		2,090		409		2		93		12
Class B	N/A	N/A	N/A		—	*	4		N/A		2		N/A
Class C	14	8	—	*	2		7		N/A		2		1
Class E	N/A	N/A	N/A		N/A		—	*	—	*	—	*	N/A
Class I	267	256	9		N/A		432		17		100		57
Class N	— *	2	N/A		N/A		2		—	*	9		4
Class R	N/A	N/A	N/A		N/A		—	*	1		—	*	N/A
Class Y	4	6	1		N/A		—	*	1		—	*	2
Registration fees	46	47	29		96		70		44		60		42
Custodian fees	29	26	1		8		9		1		5		26
Independent Trustees and Chief Compliance Officer fees	10	11	1		20		2		1		1		4
Accounting services fee	69	70	14		128		114		15		64		35
Professional fees	48	48	29		22		31		36		19		33
Other	51	38	8		43		59		11		26		33
Total Expenses	2,523	2,429	192		4,635		3,754		233		1,367		1,082
Less:
Expenses in excess of limit	(400)	(523)	(88)		—		—		(102)		(79)		(240)
Total Net Expenses	2,123	1,906	104		4,635		3,754		131		1,288		842
Net Investment Income	9,709	11,556	368		12,328		12,762		623		3,163		473

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	3,926	(1,974)	1		1		(9,889)		(542)		(1,260)		(9,760)
Swap agreements	(17)	(16)	—		—		—		—		—		—
Forward foreign currency contracts	286	256	—		—		—		—		—		—
Foreign currency exchange transactions	(61)	(37)	—		—		—		—		—		(4)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(11,896)	684	669		—		37,915		1,586		13,874		(7,860)
Swap agreements	3	3	—		—		—		—		—		—
Forward foreign currency contracts	375	393	—		—		—		—		—		—
Foreign currency exchange transactions	37	37	—		—		—		—		—		1
Net Realized and Unrealized Gain (Loss)	(7,347)	(654)	670		1		28,026		1,044		12,614		(17,623)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,362	$10,902	$1,038		$12,329		$40,788		$1,667		$15,777		$(17,150)

*	Not shown due to rounding.
(1)	Effective February 21, 2019, the Fund’s name changed from Ivy IG International Small Cap Fund to Ivy International Small Cap Fund.

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2019

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

(In thousands)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$4,402	$3,776	$2,662
Foreign interest withholding tax	(41)	(1)	—
Securities lending income – net	5	3	14
Total Investment Income	4,366	3,778	2,676

EXPENSES
Investment management fee	521	1,051	257
Distribution and service fees:
Class A	14	26	10
Class C	10	20	N/A
Class E	2	N/A	N/A
Class R	4	N/A	1
Class Y	3	4	N/A
Shareholder servicing:
Class A	9	10	3
Class C	— *	1	N/A
Class E	— *	N/A	N/A
Class I	71	107	40
Class N	2	4	1
Class R	2	N/A	1
Class Y	2	3	N/A
Registration fees	46	44	33
Custodian fees	58	36	3
Independent Trustees and Chief Compliance Officer fees	3	5	2
Accounting services fee	34	46	23
Professional fees	45	39	32
Other	23	26	14
Total Expenses	849	1,422	420
Less:
Expenses in excess of limit	(247)	(262)	(111)
Total Net Expenses	602	1,160	309
Net Investment Income	3,764	2,618	2,367

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(1,702)	(6,822)	(771)
Futures contracts	(171)	(1,075)	—
Written options	5	1,930	—
Swap agreements	(147)	208	—
Forward foreign currency contracts	(582)	4,018	—
Foreign currency exchange transactions	(718)	4,389	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,593	5,948	321
Futures contracts	(67)	(2,327)	—
Written options	—	(201)	—
Swap agreements	(237)	(2,073)	—
Forward foreign currency contracts	(253)	1,436	—
Foreign currency exchange transactions	(14)	(146)	—
Net Realized and Unrealized Gain (Loss)	707	5,285	(450)
Net Increase in Net Assets Resulting from Operations	$4,471	$7,903	$1,917

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	93

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Apollo Multi-Asset Income Fund		Ivy Apollo Strategic Income Fund		Ivy California Municipal High Income Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,709	$21,544	$11,556	$22,281	$368	$623
Net realized gain (loss) on investments	4,134	13,394	(1,771)	331	1	(125)
Net change in unrealized appreciation (depreciation)	(11,481)	(10,112)	1,117	(13,793)	669	(303)
Net Increase in Net Assets Resulting from Operations	2,362	24,826	10,902	8,819	1,038	195

Distributions to Shareholders From:
Net investment income:
Class A		(5,179)		(4,727)		(273)
Class C		(543)		(238)		(26)
Class I		(15,238)		(13,474)		(284)
Class N		(139)		(2,464)		N/A
Class Y		(205)		(345)		(32)
Net realized gains:
Class A		(166)		(650)		(14)
Class C		(23)		(43)		(2)
Class I		(463)		(1,752)		(13)
Class N		(4)		(317)		N/A
Class Y		(6)		(48)		(2)
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(7,488)		(3,316)		(167)
Class C	(859)		(147)		(16)
Class I	(20,533)		(9,548)		(170)
Class N	(234)		(1,484)		N/A
Class Y	(352)		(206)		(17)
Total Distributions to Shareholders	(29,466)	(21,966)	(14,701)	(24,058)	(370)	(646)
Capital Share Transactions	(19,294)	(64,566)	(4,603)	(6,566)	(297)	10,394
Net Increase (Decrease) in Net Assets	(46,398)	(61,706)	(8,402)	(21,805)	371	9,943
Net Assets, Beginning of Period	511,324	573,030	499,057	520,862	28,041	18,098
Net Assets, End of Period	$464,926	$511,324	$490,655	$499,057	$28,412	$28,041
Undistributed net investment income		$5,642		$3,127		$13

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,328	$14,017	$12,762	$27,252	$623	$1,212
Net realized gain (loss) on investments	1	67	(9,889)	(5,916)	(542)	(387)
Net change in unrealized appreciation (depreciation)	—	—	37,915	(39,185)	1,586	(1,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,329	14,084	40,788	(17,849)	1,667	(999)

Distributions to Shareholders From:
Net investment income:
Class A		(14,011)		(9,308)		(336)
Class B		(3)		(10)		N/A
Class C		(3)		(86)		N/A
Class E		N/A		(6)		(14)
Class I		N/A		(15,488)		(684)
Class N		N/A		(1,556)		(15)
Class R		N/A		(5)		(11)
Class Y		N/A		(5)		(28)
Net realized gains:
Class A		—		—		(113)
Class B		—		—		N/A
Class C		—		—		N/A
Class E		N/A		—		(5)
Class I		N/A		—		(191)
Class N		N/A		—		(4)
Class R		N/A		—		(4)
Class Y		N/A		—		(10)
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(12,318)		(5,332)		(242)
Class B	(3)		(5)		N/A
Class C	(7)		(42)		N/A
Class E	N/A		(4)		(10)
Class I	N/A		(8,803)		(486)
Class N	N/A		(631)		(11)
Class R	N/A		(3)		(9)
Class Y	N/A		(4)		(21)
Total Distributions to Shareholders	(12,328)	(14,017)	(14,824)	(26,464)	(779)	(1,415)
Capital Share Transactions	35,116	(98,043)	(89,256)	(116,224)	(1,108)	6,837
Net Increase (Decrease) in Net Assets	35,117	(97,976)	(63,292)	(160,537)	(220)	4,423
Net Assets, Beginning of Period	1,282,968	1,380,944	957,696	1,118,233	36,931	32,508
Net Assets, End of Period	$1,318,085	$1,282,968	$894,404	$957,696	$36,711	$36,931
Undistributed (distributions in excess of) net investment income		$—		$3,382		$229

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	95

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Government Securities Fund		Ivy International Small Cap Fund(1)		Ivy Pictet Emerging Markets Local Currency Debt Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,163	$5,929	$473	$1,720	$3,764	$6,077
Net realized loss on investments	(1,260)	(2,732)	(9,764)	(1,036)	(3,315)	(7,822)
Net change in unrealized appreciation (depreciation)	13,874	(11,801)	(7,859)	(332)	4,022	(12,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,777	(8,604)	(17,150)	352	4,471	(14,743)

Distributions to Shareholders From:
Net investment income:
Class A		(1,069)		(22)		(331)
Class B		(1)		N/A		N/A
Class C		(7)		—		(39)
Class E		(4)		N/A		(50)
Class I		(2,342)		(99)		(1,455)
Class N		(3,146)		(314)		(1,499)
Class R		(3)		N/A		(43)
Class Y		(3)		(3)		(82)
Net realized gains:
Class A		—		—		—
Class B		—		N/A		N/A
Class C		—		—		—
Class E		—		N/A		—
Class I		—		(12)		—
Class N		—		(32)		—
Class R		—		N/A		—
Class Y		—		—		—
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(564)		(224)		—
Class B	(1)		N/A		N/A
Class C	(4)		(10)		—
Class E	(2)		N/A		— *
Class I	(1,089)		(1,137)		(187)
Class N	(1,747)		(1,365)		(97)
Class R	(1)		N/A		—
Class Y	(2)		(40)		—
Total Distributions to Shareholders	(3,410)	(6,575)	(2,776)	(482)	(284)	(3,499)
Capital Share Transactions	(62,002)	(2,145)	8,455	130,194	(9,717)	41,031
Net Increase (Decrease) in Net Assets	(49,635)	(17,324)	(11,471)	130,064	(5,530)	22,789
Net Assets, Beginning of Period	375,249	392,573	172,936	42,872	141,900	119,111
Net Assets, End of Period	$325,614	$375,249	$161,465	$172,936	$136,370	$141,900
Undistributed (distributions in excess of) net investment income		$28		$1,590		$(3,136)

*	Not shown due to rounding.
(1)	Effective February 21, 2019, the Fund’s name changed from Ivy IG International Small Cap Fund to Ivy International Small Cap Fund.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,618	$4,612	$2,367	$4,065
Net realized gain (loss) on investments	2,648	7,183	(771)	(414)
Net change in unrealized appreciation (depreciation)	2,637	(11,914)	321	(1,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,903	(119)	1,917	1,724

Distributions to Shareholders From:
Net investment income:
Class A		(134)		(369)
Class C		(22)		N/A
Class I		(817)		(1,911)
Class N		(1,116)		(1,776)
Class R		N/A		(22)
Class Y		(24)		N/A
Net realized gains:
Class A		—		(23)
Class C		—		N/A
Class I		—		(96)
Class N		—		(110)
Class R		N/A		(1)
Class Y		—		N/A
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(1,003)		(220)
Class C	(169)		N/A
Class I	(6,359)		(1,336)
Class N	(4,192)		(866)
Class R	N/A		(13)
Class Y	(171)		N/A
Total Distributions to Shareholders	(11,894)	(2,113)	(2,435)	(4,308)
Capital Share Transactions	(6,226)	(51,077)	(3,577)	26,039
Net Increase (Decrease) in Net Assets	(10,217)	(53,309)	(4,095)	23,455
Net Assets, Beginning of Period	240,528	293,837	86,981	63,526
Net Assets, End of Period	$230,311	$240,528	$82,886	$86,981
Undistributed net investment income		$6,666		$356

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	97

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO MULTI-ASSET INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$11.07	$0.20	$(0.16)	$0.04	$(0.31)	$(0.34)	$(0.65)
Year ended 9-30-2018	11.02	0.42	0.05	0.47	(0.41)	(0.01)	(0.42)
Year ended 9-30-2017	10.45	0.39	0.50	0.89	(0.30)	(0.02)	(0.32)
Year ended 9-30-2016(5)	10.00	0.37	0.31	0.68	(0.23)	— *	(0.23)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	11.07	0.16	(0.15)	0.01	(0.28)	(0.34)	(0.62)
Year ended 9-30-2018	11.02	0.33	0.06	0.39	(0.33)	(0.01)	(0.34)
Year ended 9-30-2017	10.46	0.31	0.50	0.81	(0.23)	(0.02)	(0.25)
Year ended 9-30-2016(5)	10.00	0.28	0.33	0.61	(0.15)	— *	(0.15)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	11.07	0.23	(0.16)	0.07	(0.34)	(0.34)	(0.68)
Year ended 9-30-2018	11.02	0.45	0.06	0.51	(0.45)	(0.01)	(0.46)
Year ended 9-30-2017	10.46	0.41	0.51	0.92	(0.34)	(0.02)	(0.36)
Year ended 9-30-2016(5)	10.00	0.39	0.32	0.71	(0.25)	— *	(0.25)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	11.08	0.22	(0.15)	0.07	(0.34)	(0.34)	(0.68)
Year ended 9-30-2018	11.03	0.47	0.05	0.52	(0.46)	(0.01)	(0.47)
Year ended 9-30-2017	10.46	0.43	0.52	0.95	(0.36)	(0.02)	(0.38)
Year ended 9-30-2016(5)	10.00	0.38	0.33	0.71	(0.25)	— *	(0.25)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	11.07	0.20	(0.15)	0.05	(0.32)	(0.34)	(0.66)
Year ended 9-30-2018	11.02	0.42	0.06	0.48	(0.42)	(0.01)	(0.43)
Year ended 9-30-2017	10.45	0.39	0.51	0.90	(0.31)	(0.02)	(0.33)
Year ended 9-30-2016(5)	10.00	0.34	0.34	0.68	(0.23)	— *	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.25%.

(8)	Ratio of expenses to average net assets excluding offering cost was 2.01%.

(9)	Ratio of expenses to average net assets excluding offering cost was 0.93%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.89%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.20%.

98	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.46	0.71%	$122	1.20	%(4)	3.90	%(4)	1.25	%(4)	3.85	%(4)	26%
Year ended 9-30-2018	11.07	4.41	131	1.24		3.77		1.24		3.77		59
Year ended 9-30-2017	11.02	8.67	143	1.24		3.64		—		—		84
Year ended 9-30-2016(5)	10.45	6.85	95	1.30	(4)(7)	3.69	(4)	1.41	(4)	3.58	(4)	63	(6)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	10.46	0.35	15	1.94	(4)	3.16	(4)	1.99	(4)	3.11	(4)	26
Year ended 9-30-2018	11.07	3.64	16	1.98		3.01		1.98		3.01		59
Year ended 9-30-2017	11.02	7.86	20	1.97		2.87		—		—		84
Year ended 9-30-2016(5)	10.46	6.14	14	2.06	(4)(8)	2.78	(4)	—		—		63	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.46	0.92	318	0.75	(4)	4.35	(4)	0.97	(4)	4.13	(4)	26
Year ended 9-30-2018	11.07	4.71	354	0.93		4.07		0.96		4.04		59
Year ended 9-30-2017	11.02	8.92	401	0.95		3.88		—		—		84
Year ended 9-30-2016(5)	10.46	7.25	255	0.98	(4)(9)	3.80	(4)	—		—		63	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.47	0.84	4	0.75	(4)	4.33	(4)	0.83	(4)	4.25	(4)	26
Year ended 9-30-2018	11.08	4.96	4	0.79		4.23		0.80		4.22		59
Year ended 9-30-2017	11.03	9.12	4	0.78		4.09		—		—		84
Year ended 9-30-2016(5)	10.46	7.26	3	0.94	(4)(10)	3.73	(4)	—		—		63	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	10.46	0.72	6	1.16	(4)	3.92	(4)	1.21	(4)	3.87	(4)	26
Year ended 9-30-2018	11.07	4.45	6	1.19		3.82		1.19		3.82		59
Year ended 9-30-2017	11.02	8.75	5	1.17		3.69		—		—		84
Year ended 9-30-2016(5)	10.45	6.90	4	1.25	(4)(11)	3.31	(4)	1.33	(4)	3.23	(4)	63	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	99

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO STRATEGIC INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.97	$0.22	$0.00 *	$0.22	$(0.26)	$(0.03)	$(0.29)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.39	0.04	0.43	(0.38)	(0.04)	(0.42)
Year ended 9-30-2016(5)	10.00	0.34	0.18	0.52	(0.26)	—	(0.26)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	9.97	0.18	(0.01)	0.17	(0.22)	(0.03)	(0.25)
Year ended 9-30-2018	10.27	0.35	(0.27)	0.08	(0.33)	(0.05)	(0.38)
Year ended 9-30-2017	10.26	0.32	0.04	0.36	(0.31)	(0.04)	(0.35)
Year ended 9-30-2016(5)	10.00	0.27	0.19	0.46	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.98	0.24	(0.01)	0.23	(0.28)	(0.03)	(0.31)
Year ended 9-30-2018	10.28	0.45	(0.27)	0.18	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017	10.27	0.42	0.05	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(5)	10.00	0.39	0.17	0.56	(0.29)	—	(0.29)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.98	0.24	(0.01)	0.23	(0.28)	(0.03)	(0.31)
Year ended 9-30-2018	10.28	0.46	(0.27)	0.19	(0.44)	(0.05)	(0.49)
Year ended 9-30-2017	10.27	0.43	0.04	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(5)	10.00	0.34	0.22	0.56	(0.29)	—	(0.29)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.97	0.22	0.00 *	0.22	(0.26)	(0.03)	(0.29)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.40	0.04	0.44	(0.39)	(0.04)	(0.43)
Year ended 9-30-2016(5)	10.00	0.33	0.20	0.53	(0.27)	—	(0.27)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.10%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.79%.

(9)	Ratio of expenses to average net assets excluding offering cost was 0.80%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.79%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.05%.

100	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.90	2.19%	$118	1.06	%(4)	4.46	%(4)	1.16	%(4)	4.36	%(4)	23%
Year ended 9-30-2018	9.97	1.53	117	1.15		4.14		1.16		4.13		48
Year ended 9-30-2017	10.27	4.38	123	1.15		3.83		1.17		3.81		48
Year ended 9-30-2016(5)	10.26	5.35	95	1.15	(4)(7)	3.36	(4)	1.26	(4)	3.25	(4)	42	(6)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	9.89	1.72	6	1.85	(4)	3.68	(4)	2.05	(4)	3.48	(4)	23
Year ended 9-30-2018	9.97	0.82	6	1.85		3.43		2.02		3.26		48
Year ended 9-30-2017	10.27	3.66	8	1.85		3.13		1.98		3.00		48
Year ended 9-30-2016(5)	10.26	4.66	8	1.84	(4)(8)	2.71	(4)	1.96	(4)	2.59	(4)	42	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	2.31	314	0.67	(4)	4.85	(4)	0.94	(4)	4.58	(4)	23
Year ended 9-30-2018	9.98	1.95	315	0.82		4.46		0.93		4.35		48
Year ended 9-30-2017	10.28	4.59	320	0.85		4.13		0.94		4.04		48
Year ended 9-30-2016(5)	10.27	5.75	184	0.85	(4)(9)	3.91	(4)	0.98	(4)	3.78	(4)	42	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	2.31	46	0.67	(4)	4.86	(4)	0.79	(4)	4.74	(4)	23
Year ended 9-30-2018	9.98	1.92	53	0.77		4.52		0.78		4.51		48
Year ended 9-30-2017	10.28	4.75	61	0.77		4.24		—		—		48
Year ended 9-30-2016(5)	10.27	5.75	6	0.84	(4)(10)	3.44	(4)	—		—		42	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	2.20	7	1.03	(4)	4.50	(4)	1.18	(4)	4.35	(4)	23
Year ended 9-30-2018	9.97	1.58	8	1.10		4.18		1.17		4.11		48
Year ended 9-30-2017	10.27	4.44	9	1.10		3.89		1.19		3.80		48
Year ended 9-30-2016(5)	10.26	5.39	6	1.10	(4)(11)	3.31	(4)	1.23	(4)	3.18	(4)	42	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	101

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.98	$0.13	$0.25	$0.38		$(0.13)	$—	$(0.13)
Year ended 9-30-2018	10.16	0.26	(0.16)	0.10		(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(5)	10.00	0.26	0.14	0.40		(0.24)	—	(0.24)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	9.98	0.09	0.25	0.34		(0.09)	—	(0.09)
Year ended 9-30-2018	10.16	0.17	(0.17)	0.00	*	(0.16)	(0.02)	(0.18)
Year ended 9-30-2017(5)	10.00	0.19	0.16	0.35		(0.19)	—	(0.19)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.98	0.14	0.25	0.39		(0.14)	—	(0.14)
Year ended 9-30-2018	10.16	0.28	(0.16)	0.12		(0.28)	(0.02)	(0.30)
Year ended 9-30-2017(5)	10.00	0.28	0.13	0.41		(0.25)	—	(0.25)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.98	0.13	0.25	0.38		(0.13)	—	(0.13)
Year ended 9-30-2018	10.16	0.25	(0.15)	0.10		(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(5)	10.00	0.25	0.15	0.40		(0.24)	—	(0.24)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 3, 2016 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

102	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.23	3.89%	$13	0.80	%(4)	2.69	%(4)	1.42	%(4)	2.07	%(4)	3%
Year ended 9-30-2018	9.98	0.89	14	0.78		2.56		1.32		2.02		10
Year ended 9-30-2017(5)	10.16	4.17	8	0.60	(4)	2.62	(4)	1.12	(4)	2.10	(4)	7	(6)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	10.23	3.45	2	1.66	(4)	1.84	(4)	2.18	(4)	1.32	(4)	3
Year ended 9-30-2018	9.98	-0.07	2	1.63		1.70		2.08		1.25		10
Year ended 9-30-2017(5)	10.16	3.53	2	1.33	(4)	1.88	(4)	1.85	(4)	1.36	(4)	7	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.23	3.99	12	0.60	(4)	2.90	(4)	1.30	(4)	2.20	(4)	3
Year ended 9-30-2018	9.98	1.10	11	0.58		2.74		1.20		2.12		10
Year ended 9-30-2017(5)	10.16	4.31	7	0.43	(4)	2.87	(4)	0.95	(4)	2.35	(4)	7	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	10.23	3.89	1	0.80	(4)	2.69	(4)	1.53	(4)	1.96	(4)	3
Year ended 9-30-2018	9.98	0.93	1	0.78		2.56		1.44		1.90		10
Year ended 9-30-2017(5)	10.16	4.09	1	0.60	(4)	2.54	(4)	1.23	(4)	1.91	(4)	7	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CASH MANAGEMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$1.00	$0.01		$0.00	*	$0.01		$(0.01)		$—	$(0.01)
Year ended 9-30-2018	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class C Shares(5)
Six-month period ended 3-31-2019 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

104	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$1.00	0.94%	$1,316	0.71	%(4)	1.88	%(4)	—%	—%
Year ended 9-30-2018	1.00	1.11	1,281	0.75		1.03		—	—
Year ended 9-30-2017	1.00	0.27	1,378	0.74		0.27		0.75	0.26
Year ended 9-30-2016	1.00	0.02	1,401	0.49		0.02		0.79	-0.28
Year ended 9-30-2015	1.00	0.02	1,350	0.19		0.02		0.80	-0.59
Year ended 9-30-2014	1.00	0.02	1,271	0.17		0.02		0.79	-0.60
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	1.00	0.52	1	1.53	(4)	1.06	(4)	—	—
Year ended 9-30-2018	1.00	0.27	1	1.60		0.21		1.65	0.16
Year ended 9-30-2017	1.00	0.02	1	0.96		0.02		1.61	-0.63
Year ended 9-30-2016	1.00	0.02	1	0.49		0.02		1.73	-1.22
Year ended 9-30-2015	1.00	0.02	1	0.19		0.02		1.79	-1.58
Year ended 9-30-2014	1.00	0.02	1	0.17		0.02		1.99	-1.80
Class C Shares(5)
Six-month period ended 3-31-2019 (unaudited)	1.00	0.45	1	1.66	(4)	0.94	(4)	—	—
Year ended 9-30-2018	1.00	0.24	1	1.55		0.08		1.68	-0.05
Year ended 9-30-2017	1.00	0.02	2	0.98		0.02		1.61	-0.61
Year ended 9-30-2016	1.00	0.02	3	0.46		0.02		1.62	-1.14
Year ended 9-30-2015	1.00	0.02	5	0.18		0.02		1.59	-1.39
Year ended 9-30-2014	1.00	0.02	5	0.17		0.02		1.59	-1.40

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORPORATE BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$6.02	$0.08	$0.19	$0.27	$(0.09)	$—	$(0.09)
Year ended 9-30-2018	6.27	0.15	(0.26)	(0.11)	(0.14)	—	(0.14)
Year ended 9-30-2017	6.51	0.13	(0.12)	0.01	(0.14)	(0.11)	(0.25)
Year ended 9-30-2016	6.30	0.13	0.28	0.41	(0.13)	(0.07)	(0.20)
Year ended 9-30-2015	6.34	0.13	(0.03)	0.10	(0.14)	—	(0.14)
Year ended 9-30-2014	6.33	0.16	0.03	0.19	(0.18)	—	(0.18)
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	6.01	0.03	0.19	0.22	(0.04)	—	(0.04)
Year ended 9-30-2018	6.26	0.05	(0.25)	(0.20)	(0.05)	—	(0.05)
Year ended 9-30-2017	6.51	0.04	(0.12)	(0.08)	(0.06)	(0.11)	(0.17)
Year ended 9-30-2016	6.29	0.04	0.29	0.33	(0.04)	(0.07)	(0.11)
Year ended 9-30-2015	6.34	0.05	(0.04)	0.01	(0.06)	—	(0.06)
Year ended 9-30-2014	6.33	0.08	0.03	0.11	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	6.01	0.05	0.20	0.25	(0.07)	—	(0.07)
Year ended 9-30-2018	6.26	0.09	(0.25)	(0.16)	(0.09)	—	(0.09)
Year ended 9-30-2017	6.50	0.08	(0.12)	(0.04)	(0.09)	(0.11)	(0.20)
Year ended 9-30-2016	6.29	0.07	0.28	0.35	(0.07)	(0.07)	(0.14)
Year ended 9-30-2015	6.34	0.07	(0.03)	0.04	(0.09)	—	(0.09)
Year ended 9-30-2014	6.33	0.10	0.03	0.13	(0.12)	—	(0.12)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	6.01	0.09	0.20	0.29	(0.10)	—	(0.10)
Year ended 9-30-2018(6)	6.28	0.16	(0.29)	(0.13)	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	6.02	0.09	0.19	0.28	(0.10)	—	(0.10)
Year ended 9-30-2018	6.27	0.17	(0.26)	(0.09)	(0.16)	—	(0.16)
Year ended 9-30-2017	6.51	0.15	(0.12)	0.03	(0.16)	(0.11)	(0.27)
Year ended 9-30-2016	6.30	0.15	0.28	0.43	(0.15)	(0.07)	(0.22)
Year ended 9-30-2015	6.35	0.15	(0.04)	0.11	(0.16)	—	(0.16)
Year ended 9-30-2014	6.34	0.18	0.03	0.21	(0.20)	—	(0.20)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	6.01	0.09	0.20	0.29	(0.10)	—	(0.10)
Year ended 9-30-2018(6)	6.28	0.17	(0.28)	(0.11)	(0.16)	—	(0.16)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	6.01	0.07	0.19	0.26	(0.08)	—	(0.08)
Year ended 9-30-2018(6)	6.28	0.13	(0.28)	(0.15)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	6.01	0.08	0.20	0.28	(0.09)	—	(0.09)
Year ended 9-30-2018(6)	6.28	0.15	(0.29)	(0.14)	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2018.

106	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$6.20	4.59%	$345		1.02	%(4)	2.61	%(4)	—%	—%	32%
Year ended 9-30-2018	6.02	-1.72	364		1.05		2.41		1.05	2.41	29
Year ended 9-30-2017	6.27	0.39	437		0.98		2.09		0.99	2.08	42
Year ended 9-30-2016	6.51	6.58	520		0.97		2.03		0.98	2.02	88
Year ended 9-30-2015	6.30	1.66	1,206		0.95		2.02		0.96	2.01	58
Year ended 9-30-2014	6.34	3.03	1,239		0.96		2.58		0.97	2.57	18
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	6.19	3.71	1		2.58	(4)	1.06	(4)	—	—	32
Year ended 9-30-2018	6.01	-3.18	1		2.56		0.87		—	—	29
Year ended 9-30-2017	6.26	-1.50	1		2.39		0.68		—	—	42
Year ended 9-30-2016	6.51	5.31	2		2.31		0.68		—	—	88
Year ended 9-30-2015	6.29	0.21	3		2.26		0.73		—	—	58
Year ended 9-30-2014	6.34	1.70	4		2.25		1.30		—	—	18
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	6.19	4.12	4		1.92	(4)	1.71	(4)	—	—	32
Year ended 9-30-2018	6.01	-2.63	4		1.94		1.48		—	—	29
Year ended 9-30-2017	6.26	-0.46	8		1.85		1.22		—	—	42
Year ended 9-30-2016	6.50	5.65	10		1.85		1.14		—	—	88
Year ended 9-30-2015	6.29	0.56	10		1.87		1.11		—	—	58
Year ended 9-30-2014	6.34	2.08	11		1.89		1.65		—	—	18
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	6.20	4.70	—	*	0.80	(4)	2.83	(4)	—	—	32
Year ended 9-30-2018(6)	6.01	-2.01	—	*	0.84	(4)	2.78	(4)	—	—	29	(7)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	6.20	4.74	516		0.70	(4)	2.93	(4)	—	—	32
Year ended 9-30-2018	6.02	-1.41	545		0.72		2.74		—	—	29
Year ended 9-30-2017	6.27	0.68	672		0.69		2.39		—	—	42
Year ended 9-30-2016	6.51	6.88	752		0.67		2.28		—	—	88
Year ended 9-30-2015	6.30	1.80	2		0.67		2.41		—	—	58
Year ended 9-30-2014	6.35	3.33	25		0.67		2.87		—	—	18
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	6.20	4.84	28		0.55	(4)	3.09	(4)	—	—	32
Year ended 9-30-2018(6)	6.01	-1.77	44		0.57	(4)	3.06	(4)	—	—	29	(7)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	6.19	4.45	—	*	1.28	(4)	2.35	(4)	—	—	32
Year ended 9-30-2018(6)	6.01	-2.43	—	*	1.35	(4)	2.27	(4)	—	—	29	(7)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	6.20	4.63	—	*	0.95	(4)	2.68	(4)	—	—	32
Year ended 9-30-2018(6)	6.01	-2.16	—	*	1.00	(4)	2.62	(4)	—	—	29	(7)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CROSSOVER CREDIT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.64	$0.16	$0.31	$0.47	$(0.21)	$—	$(0.21)
Year ended 9-30-2018	10.26	0.30	(0.56)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	9.64	0.16	0.31	0.47	(0.21)	—	(0.21)
Year ended 9-30-2018	10.26	0.31	(0.57)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.64	0.17	0.31	0.48	(0.22)	—	(0.22)
Year ended 9-30-2018	10.26	0.33	(0.56)	(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.64	0.17	0.31	0.48	(0.22)	—	(0.22)
Year ended 9-30-2018	10.26	0.33	(0.56)	(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.63	0.14	0.30	0.44	(0.18)	—	(0.18)
Year ended 9-30-2018	10.25	0.25	(0.57)	(0.32)	(0.21)	(0.09)	(0.30)
Year ended 9-30-2017(5)	10.00	0.10	0.23	0.33	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.64	0.16	0.31	0.47	(0.21)	—	(0.21)
Year ended 9-30-2018	10.26	0.30	(0.56)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 3, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

108	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.90	5.04%	$11		0.90	%(4)	3.41	%(4)	1.40	%(4)	2.91	%(4)	44%
Year ended 9-30-2018	9.64	-2.56	12		0.90		3.07		1.19		2.78		85
Year ended 9-30-2017(5)	10.26	3.51	11		0.90	(4)	2.63	(4)	0.95	(4)	2.58	(4)	112	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	5.04	1		0.90	(4)	3.41	(4)	1.36	(4)	2.95	(4)	44
Year ended 9-30-2018	9.64	-2.54	—	*	0.87		3.09		1.11		2.85		85
Year ended 9-30-2017(5)	10.26	3.48	1		0.96	(4)	2.56	(4)	1.00	(4)	2.52	(4)	112	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	5.18	23		0.65	(4)	3.66	(4)	1.28	(4)	3.03	(4)	44
Year ended 9-30-2018	9.64	-2.41	23		0.65		3.33		1.06		2.92		85
Year ended 9-30-2017(5)	10.26	3.72	18		0.65	(4)	2.89	(4)	0.83	(4)	2.71	(4)	112	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	5.18	—	*	0.65	(4)	3.67	(4)	1.12	(4)	3.20	(4)	44
Year ended 9-30-2018	9.64	-2.41	1		0.65		3.31		0.90		3.06		85
Year ended 9-30-2017(5)	10.26	3.72	1		0.65	(4)	2.87	(4)	0.69	(4)	2.83	(4)	112	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.89	4.70	1		1.39	(4)	2.92	(4)	1.85	(4)	2.46	(4)	44
Year ended 9-30-2018	9.63	-3.13	—	*	1.45		2.51		1.69		2.27		85
Year ended 9-30-2017(5)	10.25	3.29	1		1.45	(4)	2.07	(4)	1.48	(4)	2.04	(4)	112	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	5.04	1		0.90	(4)	3.41	(4)	1.51	(4)	2.80	(4)	44
Year ended 9-30-2018	9.64	-2.56	1		0.90		3.06		1.29		2.67		85
Year ended 9-30-2017(5)	10.26	3.51	1		0.90	(4)	2.63	(4)	1.08	(4)	2.45	(4)	112	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$5.23	$0.04		$0.18	$0.22	$(0.04)	$—	$(0.04)
Year ended 9-30-2018	5.43	0.06		(0.19)	(0.13)	(0.07)	—	(0.07)
Year ended 9-30-2017	5.60	0.06		(0.16)	(0.10)	(0.07)	—	(0.07)
Year ended 9-30-2016	5.51	0.06		0.10	0.16	(0.07)	—	(0.07)
Year ended 9-30-2015	5.49	0.07		0.03	0.10	(0.08)	—	(0.08)
Year ended 9-30-2014	5.51	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	5.23	0.01		0.18	0.19	(0.01)	—	(0.01)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.00	*	(0.16)	(0.16)	(0.01)	—	(0.01)
Year ended 9-30-2016	5.51	0.00	*	0.10	0.10	(0.01)	—	(0.01)
Year ended 9-30-2015	5.49	0.00	*	0.04	0.04	(0.02)	—	(0.02)
Year ended 9-30-2014	5.51	0.01		0.00	0.01	(0.03)	—	(0.03)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.02		0.18	0.20	(0.02)	—	(0.02)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.01		(0.15)	(0.14)	(0.03)	—	(0.03)
Year ended 9-30-2016	5.51	0.01		0.11	0.12	(0.03)	—	(0.03)
Year ended 9-30-2015	5.49	0.02		0.04	0.06	(0.04)	—	(0.04)
Year ended 9-30-2014	5.51	0.03		0.00	0.03	(0.05)	—	(0.05)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.04		0.19	0.23	(0.05)	—	(0.05)
Year ended 9-30-2018(6)	5.43	0.07		(0.19)	(0.12)	(0.08)	—	(0.08)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.05		0.18	0.23	(0.05)	—	(0.05)
Year ended 9-30-2018	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)
Year ended 9-30-2017	5.60	0.07		(0.15)	(0.08)	(0.09)	—	(0.09)
Year ended 9-30-2016	5.51	0.07		0.11	0.18	(0.09)	—	(0.09)
Year ended 9-30-2015	5.49	0.08		0.04	0.12	(0.10)	—	(0.10)
Year ended 9-30-2014	5.51	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.05		0.18	0.23	(0.05)	—	(0.05)
Year ended 9-30-2018(6)	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.03		0.18	0.21	(0.03)	—	(0.03)
Year ended 9-30-2018(6)	5.43	0.05		(0.20)	(0.15)	(0.05)	—	(0.05)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	5.23	0.04		0.18	0.22	(0.04)	—	(0.04)
Year ended 9-30-2018(6)	5.43	0.06		(0.19)	(0.13)	(0.07)	—	(0.07)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.00%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.72%.

110	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$5.41	4.28%	$68		0.99	%(4)	1.50	%(4)	1.12	%(4)	1.37	%(4)	8%
Year ended 9-30-2018	5.23	-2.35	71		1.04	(8)	1.19		1.16		1.07		42
Year ended 9-30-2017	5.43	-1.73	87		1.02		1.20		1.10		1.04		37
Year ended 9-30-2016	5.60	3.01	118		1.01		1.11		1.07		1.05		43
Year ended 9-30-2015	5.51	1.88	244		1.01		1.18		1.07		1.12		63
Year ended 9-30-2014	5.49	1.35	249		1.02		1.45		1.06		1.41		3
Class B Shares(5)
Six-month period ended 3-31-2019 (unaudited)	5.41	3.67	—	*	2.12	(4)	0.37	(4)	2.56	(4)	-0.07	(4)	8
Year ended 9-30-2018	5.23	-3.22	—	*	2.05		0.11		2.57		-0.41		42
Year ended 9-30-2017	5.43	-2.81	1		2.13		0.01		2.27		-0.13		37
Year ended 9-30-2016	5.60	1.83	1		2.17		-0.05		2.21		-0.09		43
Year ended 9-30-2015	5.51	0.68	1		2.20		-0.01		2.24		-0.05		63
Year ended 9-30-2014	5.49	0.13	2		2.23		0.24		2.27		0.20		3
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	3.80	2		1.87	(4)	0.63	(4)	1.96	(4)	0.54	(4)	8
Year ended 9-30-2018	5.23	-3.14	1		1.88		0.24		2.16		-0.04		42
Year ended 9-30-2017	5.43	-2.58	2		1.88		0.26		1.95		0.19		37
Year ended 9-30-2016	5.60	2.10	3		1.91		0.21		1.95		0.17		43
Year ended 9-30-2015	5.51	1.04	4		1.84		0.35		1.88		0.31		63
Year ended 9-30-2014	5.49	0.49	5		1.87		0.60		1.91		0.56		3
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	4.36	—	*	0.85	(4)	1.65	(4)	—		—		8
Year ended 9-30-2018(6)	5.23	-2.23	—	*	0.90	(4)	1.46	(4)	—		—		42	(7)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	4.43	91		0.72	(4)	1.78	(4)	0.78	(4)	1.72	(4)	8
Year ended 9-30-2018	5.23	-2.10	124		0.78	(9)	1.46		0.82		1.42		42
Year ended 9-30-2017	5.43	-1.44	303		0.74		1.38		0.76		1.36		37
Year ended 9-30-2016	5.60	3.33	157		0.70		1.33		0.74		1.29		43
Year ended 9-30-2015	5.51	2.20	2		0.70		1.50		0.74		1.46		63
Year ended 9-30-2014	5.49	1.67	2		0.69		1.78		0.73		1.74		3
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	4.49	165		0.61	(4)	1.89	(4)	—		—		8
Year ended 9-30-2018(6)	5.23	-1.99	179		0.63	(4)	1.74	(4)	—		—		42	(7)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	4.11	—	*	1.34	(4)	1.16	(4)	—		—		8
Year ended 9-30-2018(6)	5.23	-2.68	—	*	1.41	(4)	0.95	(4)	—		—		42	(7)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	5.41	4.21	—	*	0.99	(4)	1.50	(4)	—		—		8
Year ended 9-30-2018(6)	5.23	-2.41	—	*	1.06	(4)(8)	1.30	(4)	1.09	(4)	1.27	(4)	42	(7)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	111

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$12.28	$0.01		$(1.19)	$(1.18)	$(0.14)	$(0.02)	$(0.16)
Year ended 9-30-2018	12.06	0.10		0.14	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(5)	10.00	0.09		1.97	2.06	—	—	—
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	12.14	(0.03)		(1.17)	(1.20)	(0.04)	(0.02)	(0.06)
Year ended 9-30-2018	12.00	0.01		0.13	0.14	—	—	—
Year ended 9-30-2017(5)	10.00	0.03		1.97	2.00	—	—	—
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	12.33	0.04		(1.20)	(1.16)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.08	0.16		0.13	0.29	(0.04)	— *	(0.04)
Year ended 9-30-2017(5)	10.00	0.11		1.97	2.08	—	—	—
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	12.32	0.03		(1.19)	(1.16)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.09	0.16		0.11	0.27	(0.04)	— *	(0.04)
Year ended 9-30-2017(5)	10.00	0.11		1.98	2.09	—	—	—
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	12.28	0.00	*	(1.18)	(1.18)	(0.14)	(0.02)	(0.16)
Year ended 9-30-2018	12.06	0.14		0.10	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(5)	10.00	0.09		1.97	2.06	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 10, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

112	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.94	-9.55%	$15	1.41	%(4)	0.24	%(4)	1.63	%(4)	0.02	%(4)	36%
Year ended 9-30-2018	12.28	1.98	18	1.45		0.79		1.54		0.70		60
Year ended 9-30-2017(5)	12.06	20.60	13	1.45	(4)	1.11	(4)	1.61	(4)	0.95	(4)	38	(6)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	10.88	-9.85	2	2.14	(4)	-0.51	(4)	2.36	(4)	-0.73	(4)	36
Year ended 9-30-2018	12.14	1.17	2	2.22		0.11		2.27		0.06		60
Year ended 9-30-2017(5)	12.00	20.00	1	2.17	(4)	0.39	(4)	2.33	(4)	0.23	(4)	38	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.97	-9.36	67	0.99	(4)	0.68	(4)	1.39	(4)	0.28	(4)	36
Year ended 9-30-2018	12.33	2.33	66	1.12		1.28		1.34		1.06		60
Year ended 9-30-2017(5)	12.08	20.90	27	1.15	(4)	1.42	(4)	1.45	(4)	1.12	(4)	38	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.96	-9.38	75	0.99	(4)	0.63	(4)	1.22	(4)	0.40	(4)	36
Year ended 9-30-2018	12.32	2.28	82	1.13		1.25		1.18		1.20		60
Year ended 9-30-2017(5)	12.09	20.90	1	1.15	(4)	1.41	(4)	1.31	(4)	1.25	(4)	38	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	10.94	-9.55	2	1.41	(4)	-0.08	(4)	1.68	(4)	-0.35	(4)	36
Year ended 9-30-2018	12.28	1.98	5	1.45		1.10		1.59		0.96		60
Year ended 9-30-2017(5)	12.06	20.60	1	1.45	(4)	1.11	(4)	1.70	(4)	0.86	(4)	38	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$8.22	$0.21	$0.04	$0.25	$—	$—		$—
Year ended 9-30-2018	9.47	0.39	(1.40)	(1.01)	(0.24)	—		(0.24)
Year ended 9-30-2017	9.21	0.41	(0.15)	0.26	—	—		—
Year ended 9-30-2016	8.11	0.33	0.77	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	8.06	0.18	0.04	0.22	—	—		—
Year ended 9-30-2018	9.28	0.31	(1.37)	(1.06)	(0.16)	—		(0.16)
Year ended 9-30-2017	9.09	0.34	(0.15)	0.19	—	—		—
Year ended 9-30-2016	8.06	0.28	0.75	1.03	—	—		—
Year ended 9-30-2015	9.73	0.27	(1.83)	(1.56)	(0.11)	—	*	(0.11)
Year ended 9-30-2014(5)	10.00	0.13	(0.40)	(0.27)	—	—		—
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	8.23	0.22	0.03	0.25	— *	—		— *
Year ended 9-30-2018	9.48	0.39	(1.39)	(1.00)	(0.25)	—		(0.25)
Year ended 9-30-2017	9.21	0.42	(0.15)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.33	(1.82)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	8.28	0.23	0.04	0.27	(0.02)	—		(0.02)
Year ended 9-30-2018	9.54	0.43	(1.41)	(0.98)	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.39	0.74	1.13	—	—		—
Year ended 9-30-2015	9.77	0.36	(1.84)	(1.48)	(0.17)	—	*	(0.17)
Year ended 9-30-2014(5)	10.00	0.17	(0.40)	(0.23)	—	—		—
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	8.28	0.23	0.04	0.27	(0.02)	—		(0.02)
Year ended 9-30-2018	9.54	0.44	(1.42)	(0.98)	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.38	0.75	1.13	—	—		—
Year ended 9-30-2015(6)	9.08	0.23	(1.19)	(0.96)	—	—		—
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	8.16	0.20	0.04	0.24	—	—		—
Year ended 9-30-2018	9.41	0.35	(1.38)	(1.03)	(0.22)	—		(0.22)
Year ended 9-30-2017	9.17	0.39	(0.15)	0.24	—	—		—
Year ended 9-30-2016	8.09	0.32	0.76	1.08	—	—		—
Year ended 9-30-2015	9.74	0.31	(1.82)	(1.51)	(0.14)	—	*	(0.14)
Year ended 9-30-2014(5)	10.00	0.15	(0.41)	(0.26)	—	—		—
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	8.22	0.21	0.04	0.25	—	—		—
Year ended 9-30-2018	9.48	0.37	(1.39)	(1.02)	(0.24)	—		(0.24)
Year ended 9-30-2017	9.21	0.41	(0.14)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 30, 2014 (commencement of operations of the class) through September 30, 2014.

(6)	For the period from January 30, 2015 (commencement of operations of the class) through September 30, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2015.

(9)	Ratio of expenses to average net assets excluding offering cost was 2.00%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.80%.

(11)	Ratio of expenses to average net assets excluding offering cost was 2.50%.

(12)	Ratio of expenses to average net assets excluding offering cost was 2.47%.

(13)	Ratio of expenses to average net assets excluding offering cost was 1.72%.

(14)	Ratio of expenses to average net assets excluding offering cost was 1.71%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.62%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.61%.

(17)	Ratio of expenses to average net assets excluding offering cost was 2.33%.

(18)	Ratio of expenses to average net assets excluding offering cost was 1.96%.

(19)	Ratio of expenses to average net assets excluding offering cost was 1.47%.

(20)	Ratio of expenses to average net assets excluding offering cost was 1.86%.

114	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$8.47	3.17%	$10		1.20	%(4)	5.00	%(4)	1.45	%(4)	4.75	%(4)	42%
Year ended 9-30-2018	8.22	-11.01	12		1.21		4.28		1.45		4.04		90
Year ended 9-30-2017	9.47	2.82	13		1.25		4.45		1.63		4.07		63
Year ended 9-30-2016	9.21	13.56	12		1.25		3.90		2.03		3.12		74
Year ended 9-30-2015	8.11	-15.45	26		1.25		3.81		2.21	(9)	2.85		40
Year ended 9-30-2014(5)	9.76	-2.40	20		1.25	(4)	3.70	(4)	2.18	(4)(10)	2.77	(4)	18	(7)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	8.28	2.73	2		1.85	(4)	4.44	(4)	2.09	(4)	4.20	(4)	42
Year ended 9-30-2018	8.06	-11.56	2		1.86		3.54		2.10		3.30		90
Year ended 9-30-2017	9.28	2.09	2		1.97		3.81		2.27		3.51		63
Year ended 9-30-2016	9.09	12.78	2		2.00		3.27		2.50		2.77		74
Year ended 9-30-2015	8.06	-16.12	2		2.00		2.98		2.71	(11)	2.27		40
Year ended 9-30-2014(5)	9.73	-2.70	2		2.00	(4)	2.95	(4)	2.85	(4)(12)	2.10	(4)	18	(7)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	8.48	3.05	1		1.05	(4)	5.17	(4)	1.30	(4)	4.92	(4)	42
Year ended 9-30-2018	8.23	-10.78	2		1.05		4.32		1.29		4.08		90
Year ended 9-30-2017	9.48	2.93	2		1.17		4.60		1.46		4.31		63
Year ended 9-30-2016	9.21	13.56	2		1.26		4.01		1.72		3.55		74
Year ended 9-30-2015	8.11	-15.45	2		1.26		3.72		1.93	(13)	3.05		40
Year ended 9-30-2014(5)	9.76	-2.40	2		1.25	(4)	3.72	(4)	2.09	(4)(14)	2.88	(4)	18	(7)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	8.53	3.27	81		0.80	(4)	5.53	(4)	1.23	(4)	5.10	(4)	42
Year ended 9-30-2018	8.28	-10.56	80		0.80		4.80		1.23		4.37		90
Year ended 9-30-2017	9.54	3.14	45		0.91		4.96		1.39		4.48		63
Year ended 9-30-2016	9.25	13.92	26		1.00		4.42		1.62		3.80		74
Year ended 9-30-2015	8.12	-15.29	8		1.00		4.00		1.83	(15)	3.17		40
Year ended 9-30-2014(5)	9.77	-2.30	8		1.00	(4)	3.97	(4)	1.99	(4)(16)	2.98	(4)	18	(7)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	8.53	3.27	37		0.80	(4)	5.42	(4)	1.05	(4)	5.17	(4)	42
Year ended 9-30-2018	8.28	-10.56	42		0.80		4.83		1.05		4.58		90
Year ended 9-30-2017	9.54	3.14	52		0.80		4.95		1.11		4.64		63
Year ended 9-30-2016	9.25	13.92	1		1.00		4.35		1.47		3.88		74
Year ended 9-30-2015(6)	8.12	-10.57	—	*	1.00	(4)	4.03	(4)	1.68	(4)(19)	3.35	(4)	40	(8)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	8.40	2.94	2		1.50	(4)	4.76	(4)	1.80	(4)	4.46	(4)	42
Year ended 9-30-2018	8.16	-11.23	2		1.50		3.87		1.79		3.58		90
Year ended 9-30-2017	9.41	2.62	2		1.50		4.27		1.97		3.80		63
Year ended 9-30-2016	9.17	13.35	2		1.50		3.77		2.21		3.06		74
Year ended 9-30-2015	8.09	-15.63	2		1.50		3.48		2.54	(17)	2.44		40
Year ended 9-30-2014(5)	9.74	-2.60	2		1.50	(4)	3.47	(4)	2.59	(4)(18)	2.38	(4)	18	(7)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	8.47	3.04	3		1.20	(4)	5.06	(4)	1.45	(4)	4.81	(4)	42
Year ended 9-30-2018	8.22	-11.00	3		1.21		4.11		1.45		3.87		90
Year ended 9-30-2017	9.48	2.93	3		1.25		4.48		1.63		4.10		63
Year ended 9-30-2016	9.21	13.56	5		1.25		4.06		1.86		3.45		74
Year ended 9-30-2015	8.11	-15.45	2		1.25		3.73		2.07	(20)	2.91		40
Year ended 9-30-2014(5)	9.76	-2.40	3		1.25	(4)	3.72	(4)	2.24	(4)(20)	2.73	(4)	18	(7)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET TARGETED RETURN BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.02	$0.10	$0.22	$0.32	$(0.49)	$—	$(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.21	0.09	0.03	0.12	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.15	0.21	—	—	—
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	9.91	0.06	0.22	0.28	(0.42)	—	(0.42)
Year ended 9-30-2018	10.05	0.09	(0.17)	(0.08)	(0.06)	—	(0.06)
Year ended 9-30-2017	10.16	0.02	0.02	0.04	(0.06)	(0.09)	(0.15)
Year ended 9-30-2016(5)	10.00	0.01	0.15	0.16	—	—	—
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.06	0.11	0.22	0.33	(0.51)	—	(0.51)
Year ended 9-30-2018	10.13	0.18	(0.18)	0.00 *	(0.07)	—	(0.07)
Year ended 9-30-2017	10.23	0.11	0.03	0.14	(0.15)	(0.09)	(0.24)
Year ended 9-30-2016(5)	10.00	0.08	0.15	0.23	—	—	—
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.08	0.12	0.21	0.33	(0.52)	—	(0.52)
Year ended 9-30-2018	10.13	0.18	(0.15)	0.03	(0.08)	—	(0.08)
Year ended 9-30-2017	10.24	0.14	0.00 *	0.14	(0.16)	(0.09)	(0.25)
Year ended 9-30-2016(5)	10.00	0.09	0.15	0.24	—	—	—
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	10.02	0.10	0.22	0.32	(0.49)	—	(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.22	0.09	0.02	0.11	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.16	0.22	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 4, 2016 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.14%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.89%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.77%.

(11)	Ratio of expenses to average net assets excluding offering cost was 0.98%.

(12)	Ratio of expenses to average net assets excluding offering cost was 0.87%.

(13)	Ratio of expenses to average net assets excluding offering cost was 0.85%.

(14)	Ratio of expenses to average net assets excluding offering cost was 0.74%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.02%.

116	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.85	3.35%	$22	1.22	%(4)	2.02	%(4)	1.42	%(4)	1.82	%(4)	49%
Year ended 9-30-2018	10.02	-0.22	21	1.22		1.56		1.39		1.39		152
Year ended 9-30-2017	10.11	1.20	20	1.24	(7)	0.88		1.43		0.69		190
Year ended 9-30-2016(5)	10.21	2.10	19	1.27	(4)(8)	0.88	(4)	1.55	(4)	0.60	(4)	90	(6)
Class C Shares
Six-month period ended 3-31-2019 (unaudited)	9.77	2.97	4	1.91	(4)	1.33	(4)	2.11	(4)	1.13	(4)	49
Year ended 9-30-2018	9.91	-0.85	4	1.92		0.86		2.09		0.69		152
Year ended 9-30-2017	10.05	0.46	4	1.91	(9)	0.21		2.10		0.02		190
Year ended 9-30-2016(5)	10.16	1.60	4	1.90	(4)(10)	0.15	(4)	2.18	(4)	-0.13	(4)	90	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.88	3.47	125	1.00	(4)	2.24	(4)	1.24	(4)	2.00	(4)	49
Year ended 9-30-2018	10.06	0.03	123	1.00		1.79		1.21		1.58		152
Year ended 9-30-2017	10.13	1.43	111	1.00	(11)	1.13		1.22		0.91		190
Year ended 9-30-2016(5)	10.23	2.30	74	1.00	(4)(12)	1.02	(4)	1.30	(4)	0.72	(4)	90	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.89	3.49	76	0.87	(4)	2.35	(4)	1.07	(4)	2.15	(4)	49
Year ended 9-30-2018	10.08	0.25	89	0.87		1.79		1.05		1.61		152
Year ended 9-30-2017	10.13	1.45	155	0.87	(13)	1.37		1.07		1.17		190
Year ended 9-30-2016(5)	10.24	2.40	2	0.87	(4)(14)	1.17	(4)	1.16	(4)	0.88	(4)	90	(6)
Class Y Shares
Six-month period ended 3-31-2019 (unaudited)	9.85	3.35	3	1.22	(4)	2.02	(4)	1.47	(4)	1.77	(4)	49
Year ended 9-30-2018	10.02	-0.22	4	1.22		1.55		1.44		1.33		152
Year ended 9-30-2017	10.11	1.17	4	1.24	(15)	0.88		1.46		0.66		190
Year ended 9-30-2016(5)	10.22	2.20	4	1.15	(4)(16)	0.89	(4)	1.55	(4)	0.49	(4)	90	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PINEBRIDGE HIGH YIELD FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.81	$0.26	$(0.05)	$0.21	$(0.27)	$—	$(0.27)
Year ended 9-30-2018	10.15	0.48	(0.30)	0.18	(0.49)	(0.03)	(0.52)
Year ended 9-30-2017(5)	10.00	0.16	0.10	0.26	(0.11)	—	(0.11)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.81	0.27	(0.05)	0.22	(0.28)	—	(0.28)
Year ended 9-30-2018	10.15	0.51	(0.31)	0.20	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.80	0.27	(0.04)	0.23	(0.28)	—	(0.28)
Year ended 9-30-2018	10.15	0.51	(0.32)	0.19	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.81	0.24	(0.05)	0.19	(0.25)	—	(0.25)
Year ended 9-30-2018	10.15	0.43	(0.31)	0.12	(0.43)	(0.03)	(0.46)
Year ended 9-30-2017(5)	10.00	0.14	0.11	0.25	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from May 18, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

118	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.75	2.36%	$8	1.00	%(4)	5.51	%(4)	1.20	%(4)	5.31	%(4)	31%
Year ended 9-30-2018	9.81	1.71	8	1.00		4.83		1.11		4.72		81
Year ended 9-30-2017(5)	10.15	2.64	6	1.00	(4)	4.22	(4)	—		—		60	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.75	2.39	46	0.72	(4)	5.79	(4)	1.07	(4)	5.44	(4)	31
Year ended 9-30-2018	9.81	2.10	46	0.72		5.14		1.00		4.86		81
Year ended 9-30-2017(5)	10.15	2.72	22	0.72	(4)	4.55	(4)	0.87	(4)	4.40	(4)	60	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.75	2.49	28	0.72	(4)	5.78	(4)	0.89	(4)	5.61	(4)	31
Year ended 9-30-2018	9.80	2.00	32	0.72		5.10		0.83		4.99		81
Year ended 9-30-2017(5)	10.15	2.72	35	0.72	(4)	4.44	(4)	0.73	(4)	4.43	(4)	60	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.75	2.15	1	1.47	(4)	5.04	(4)	1.63	(4)	4.88	(4)	31
Year ended 9-30-2018	9.81	1.19	1	1.47		4.35		1.57		4.25		81
Year ended 9-30-2017(5)	10.15	2.50	1	1.46	(4)	3.74	(4)	—		—		60	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	119

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2019 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Cash Management Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy International Small Cap Fund (formerly known as Ivy IG International Small Cap Fund), Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund (each, a “Fund”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A shares. Certain Funds offer Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I and Class N shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares will automatically convert to Class A shares 96 months after the date of purchase. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the

120	SEMIANNUAL REPORT	2019

relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Collateralized Loan Obligations. Certain Funds may invest in collateralized loan obligations (“CLOs”). CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows of a CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. Each tranche is a piece of the CLO, and dictates who will be paid out first when the underlying loan payments are made. It also dictates the risk associated with the investment, since investors who are paid last have a higher risk of default from the underlying loans.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally

2019	SEMIANNUAL REPORT	121

fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

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Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended March 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

In August 2018, U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of March 31, 2019, required modified disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Cash Management Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Cash Management Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

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Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

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Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Other Government Securities. Other government securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. The fair value of other government securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable

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issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most other government securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2019, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

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Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds are authorized to invest in swap agreements. Swap agreements are bilateraly negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

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Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or variation margin payable on the Statement of Assets and Liabilities. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

After a centrally cleared swap is accepted for clearing, a Fund may be required to deposit initial margin with the clearing member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statement of Assets and Liabilities.

Credit default swap agreements (“CDS”) on corporate issuers or credit indices involve one party making a stream of periodic payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of the corporate issuer or all or part of the referenced entities comprising the credit index. A Fund may enter a physically settled or cash settled CDS. As a buyer, if an underlying credit event occurs depending on if the CDS is to be physically settled or cash settled, a Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the corporate issuer security or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the corporate issuer security or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into credit default swaps to protect bonds owned by a Fund against default.

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk).

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted

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surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2019:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Apollo Multi-Asset Income Fund
Swap agreements, at value	$138	$—	$138	$(3)	$—	$—	$135
Unrealized appreciation on forward foreign currency contracts(1)	625	—	625	—	(525)	—	100
Total	$763	$—	$763	$(3)	$(525)	$—	$235
Ivy Apollo Strategic Income Fund
Swap agreements, at value	$140	$—	$140	$(3)	$—	$—	$137
Unrealized appreciation on forward foreign currency contracts(1)	635	—	635	—	(497)	—	138
Total	$775	$—	$775	$(3)	$(497)	$—	$275
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$1,136	$—	$1,136	$(529)	$—	$—	$607
Unrealized appreciation on forward foreign currency contracts	3,495	—	3,495	(3,183)	—	(30)	282
Total	$4,628	$—	$4,628	$(3,712)	$—	$(30)	$886
Ivy Pictet Targeted Return Bond Fund
Investments in unaffiliated securities at value*	$783	$—	$783	$(395)	$—	$—	$388
Unrealized appreciation on forward foreign currency contracts	1,884	—	1,884	(209)	(716)	(220)	739
Total	$2,667	$—	$2,667	$(604)	$(716)	$(220)	$1,127

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

2019	SEMIANNUAL REPORT	129

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Apollo Multi-Asset Income Fund
Swap agreements, at value	$3	$—	$3	$(3)	$—	$—	$—
Ivy Apollo Strategic Income Fund
Swap agreements, at value	$3	$—	$3	$(3)	$—	$—	$—
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$680	$—	$680	$(529)	$—	$(74)	$77
Unrealized depreciation on forward foreign currency contracts	5,344	—	5,344	(3,183)	—	(2,067)	94
Total	$6,022	$—	$6,022	$(3,712)	$—	$(2,141)	$169
Ivy Pictet Targeted Return Bond Fund
Swap agreements, at value	$465	$—	$465	$—	$(62)	$—	$403
Unrealized depreciation on forward foreign currency contracts	212	—	212	(209)	—	—	3
Written options at value	595	—	595	(395)	(60)	—	140
Total	$1,272	$—	$1,272	$(604)	$(122)	$—	$546

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2019:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Apollo Multi-Asset Income Fund	Credit	Swap agreements, at value	$138	Swap agreements, at value	$3
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	616		—
Ivy Apollo Strategic Income Fund	Credit	Swap agreements, at value	140	Swap agreements, at value	3
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	625		—
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	Swap agreements, at value	855	Swap agreements, at value	173
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	3,495	Unrealized depreciation on forward foreign currency contracts	5,344
	Interest rate	Unrealized appreciation on centrally cleared swap agreements**	216	Unrealized depreciation on centrally cleared swap agreements**	129
		Swap agreements, at value	281	Swap agreements, at value	507
			—	Unrealized depreciation on futures contracts**	62

130	SEMIANNUAL REPORT	2019

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Pictet Targeted Return Bond Fund	Credit	Investments in unaffiliated securities at value*	$12	Written options at value	$72
		Unrealized appreciation on centrally cleared swap agreements**	1	Unrealized depreciation on centrally cleared swap agreements**	28
			—	Swap agreements, at value	465
	Foreign currency	Investments in unaffiliated securities at value*	771	Unrealized depreciation on forward foreign currency contracts	212
		Unrealized appreciation on forward foreign currency contracts	1,884	Written options at value	523
	Interest rate	Investments in unaffiliated securities at value*	88	Written options at value	138
		Unrealized appreciation on centrally cleared swap agreements**	1,580	Unrealized depreciation on centrally cleared swap agreements**	2,952
		Unrealized appreciation on futures contracts**	634	Unrealized depreciation on futures contracts**	2,043

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap agreements; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2019.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2019:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Credit	$—	$(17)	$—	$—	$—	$(17)
	Foreign currency	—	—	—	—	286	286
Ivy Apollo Strategic Income Fund	Credit	—	(16)	—	—	—	(16)
	Foreign currency	—	—	—	—	256	256
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	(101)	—	—	—	(101)
	Foreign currency	—	—	—	—	(582)	(582)
	Interest rate	(32)	(46)	(171)	5	—	(244)
Ivy Pictet Targeted Return Bond Fund	Credit	(182)	(97)	—	117	—	(162)
	Foreign currency	(487)	—	—	1,743	4,018	5,274
	Interest rate	(377)	305	(1,075)	70	—	(1,077)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2019	SEMIANNUAL REPORT	131

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2019:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Credit	$—	$3	$—	$—	$—	$3
	Foreign currency	—	—	—	—	375	375
Ivy Apollo Strategic Income Fund	Credit	—	3	—	—	—	3
	Foreign currency	—	—	—	—	393	393
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	104	—	—	—	104
	Foreign currency	—	—	—	—	(253)	(253)
	Interest rate	—	(341)	(67)	—	—	(408)
Ivy Pictet Targeted Return Bond Fund	Credit	4	(412)	—	(55)	—	(463)
	Foreign currency	(1,074)	—	—	(129)	1,436	233
	Interest rate	44	(1,661)	(2,327)	(17)	—	(3,961)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period March 31, 2019, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)		Written options(2)
Ivy Apollo Multi-Asset Income Fund	$337	$—	$—	$117	$—		$—
Ivy Apollo Strategic Income Fund	334	—	—	119	—		—
Ivy Pictet Emerging Markets Local Currency Debt Fund	153	5,136	3,577	53,630	—	*	—
Ivy Pictet Targeted Return Bond Fund	379	31,191	69,574	117,800	1,388		1,110

*	Not shown due to rounding.

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Apollo Multi-Asset Income Fund	0.700%	0.700%	0.650%	0.650%	0.610%	0.610%	0.580%	0.580%	0.580%	0.580%	0.580%
Ivy Apollo Strategic Income Fund	0.680	0.680	0.620	0.620	0.580	0.580	0.570	0.570	0.570	0.570	0.570
Ivy California Municipal High Income Fund	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.395	0.390	0.385	0.385
Ivy Cash Management Fund	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy Corporate Bond Fund	0.475	0.475	0.450	0.400	0.400	0.400	0.400	0.400	0.400	0.400	0.400
Ivy Crossover Credit Fund	0.500	0.450	0.425	0.425	0.425	0.400	0.400	0.375	0.375	0.375	0.375

132	SEMIANNUAL REPORT	2019

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Government Securities Fund	0.500%	0.450%	0.400%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Ivy International Small Cap Fund	1.000	1.000	0.950	0.950	0.900	0.900	0.900	0.850	0.850	0.850	0.850
Ivy Pictet Emerging Markets Local Currency Debt Fund	0.750	0.750	0.725	0.725	0.700	0.700	0.700	0.675	0.650	0.650	0.650
Ivy Pictet Targeted Return Bond Fund	0.900	0.900	0.850	0.850	0.800	0.800	0.800	0.750	0.750	0.750	0.750
Ivy PineBridge High Yield Fund	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended March 31, 2019.

IICO has entered into Subadvisory Agreements with the following entities on behalf of the Funds:

Under an agreement between IICO and Apollo Credit Management, LLC (“Apollo”), Apollo serves as subadviser for the total return strategy of each of the Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser for the global real estate strategy of the Ivy Apollo Multi-Asset Income Fund. Under an agreement between IICO and Pictet Asset Management Limited (“Pictet UK”) and Pictet Asset Management (Singapore) PTE Ltd. (“Pictet Singapore,” and collectively with Pictet UK, “Pictet”), Pictet serves as subadvisor to Ivy Pictet Emerging Markets Local Currency Debt Fund. Under an agreement between IICO and Mackenzie Investments Europe Limited (“Mackenzie Europe”), Mackenzie Europe serves as subadviser for the Ivy International Small Cap Fund. Under an agreement between IICO and Pictet Asset Management SA (“Pictet AM CH”), Pictet AM CH serves as subadvisor to Ivy Pictet Targeted Return Bond Fund. Under an agreement between IICO and PineBridge Investments LLC (“PineBridge”), PineBridge serves as subadvisor to Ivy PineBridge High Yield Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15

2019	SEMIANNUAL REPORT	133

of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2019, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions		CDSC
			Class A		Class B		Class C		Class E	Commissions Paid(1)
Ivy Apollo Multi-Asset Income Fund	$65		$—	*	N/A		$1		N/A	$60
Ivy Apollo Strategic Income Fund	57		—	*	N/A		1		N/A	51
Ivy California Municipal High Income Fund	7		14		N/A		—	*	N/A	7
Ivy Cash Management Fund	—		1		$—	*	1		N/A	102,439
Ivy Corporate Bond Fund	71		—	*	—	*	—	*	$—	62
Ivy Crossover Credit Fund	—	*	—		N/A		N/A		—	—	*
Ivy Government Securities Fund	15		—	*	—	*	—	*	—	14
Ivy International Small Cap Fund	6		—	*	N/A		—	*	N/A	7
Ivy Pictet Emerging Markets Local Currency Debt Fund	1		—		N/A		—		—	1
Ivy Pictet Targeted Return Bond Fund	6		—	*	N/A		—	*	N/A	6
Ivy PineBridge High Yield Fund	4		—		N/A		N/A		N/A	3

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund

134	SEMIANNUAL REPORT	2019

operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2019 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Apollo Multi-Asset Income Fund	All Classes	Contractual	10-1-2015	1-31-2020	N/A	$127	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2020	1.30%	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2020	2.17%	$—		N/A
	Class I	Contractual	10-1-2015	1-31-2020	0.75%	$273		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	0.75%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2020	1.25%	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2020	Not to exceed Class A	$—		N/A
Ivy Apollo Strategic Income Fund	All Classes	Contractual	10-1-2015	1-31-2020	N/A	$255	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2020	1.15%	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2020	1.85%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-1-2015	1-31-2020	0.67%	$261		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	0.67%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2020	1.10%	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2020	Not to exceed Class A	$2		12b-1 Fees and/or Shareholder Servicing
Ivy California Municipal High Income Fund	All Classes	Voluntary	10-3-2016	1-31-2020	N/A	$71	(2)	Investment Management Fee
	Class A	Contractual	10-3-2016	1-31-2020	0.80%	$6		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-3-2016	1-31-2020	0.60%	$10		Shareholder Servicing
	Class Y	Contractual	10-3-2016	1-31-2020	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Cash Management Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield(7)	$—		N/A
	Class B	Voluntary	N/A	N/A	To maintain minimum yield(7)	$—		N/A
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(7)	$—		N/A
Ivy Corporate Bond Fund	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-16-2017	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Crossover Credit Fund	All Classes	Contractual	4-3-2017	1-31-2020	N/A	$80	(3)	Investment Management Fee
	Class A	Contractual	4-3-2017	1-31-2020	0.90%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-3-2017	1-31-2020	0.65%	$19		Shareholder Servicing
	Class N	Contractual	4-3-2017	1-31-2020	0.65%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	4-3-2017	1-31-2020	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing

2019	SEMIANNUAL REPORT	135

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Government Securities Fund	Class A	Contractual	10-16-2017	7-31-2020	1.00%	$44		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	7-31-2020	2.13%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	7-31-2020	1.88%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	7-31-2020	0.72%	$34		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-16-2017	7-31-2020	Not to exceed Class A	$—		N/A
Ivy International Small Cap Fund	All Classes	Contractual	1-10-2017	1-31-2020	N/A	$176	(3)	Investment Management Fee
	Class A	Contractual	1-10-2017	1-31-2020	1.45%	$—		N/A
	Class I	Contractual	1-10-2017	1-31-2020	0.99%	$59		Shareholder Servicing
	Class N	Contractual	7-31-2018	1-31-2020	0.99%	$4		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-10-2017	1-31-2020	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Pictet Emerging Markets Local Currency Debt Fund	All Classes	Contractual	4-30-2014	1-31-2020	N/A	$172	(4)	Investment Management Fee
	Class A	Contractual	4-30-2014	1-31-2020	1.25%	$—		N/A
	Class C	Contractual	4-30-2014	1-31-2020	2.00%	$—		N/A
	Class E	Contractual	4-30-2014	1-31-2020	1.40%	$—		N/A
	Class I	Contractual	4-30-2014	1-31-2020	0.80%	$73		Shareholder Servicing
	Class N	Contractual	1-30-2015	1-31-2020	0.80%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class R	Contractual	4-30-2014	1-31-2020	1.50%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	4-30-2014	1-31-2020	1.25%	$—		N/A
	Class Y	Contractual	4-30-2014	1-31-2020	Not to exceed Class A	$—		N/A
Ivy Pictet Targeted Return Bond Fund	All Classes	Contractual	1-4-2016	1-31-2020	N/A	$227	(5)	Investment Management Fee
	Class A	Contractual	1-4-2016	1-31-2020	1.38%	$—		N/A
	Class C	Contractual	1-4-2016	1-31-2020	2.08%	$—		N/A
	Class I	Contractual	1-4-2016	1-31-2020	1.00%	$29		Shareholder Servicing
	Class N	Contractual	1-4-2016	1-31-2020	0.87%	$5		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-4-2016	1-31-2020	1.25%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	1-4-2016	1-31-2020	Not to exceed Class A	$—		N/A
Ivy PineBridge High Yield Fund	All Classes	Contractual	5-18-2017	1-31-2020	N/A	$66	(6)	Investment Management Fee
	Class A	Contractual	5-18-2017	1-31-2020	1.00%	$2		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-18-2017	1-31-2020	0.72%	$42		Shareholder Servicing
	Class N	Contractual	5-18-2017	1-31-2020	0.72%	$1		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2020	Not to exceed Class I	$—		N/A

136	SEMIANNUAL REPORT	2019

*	Not shown due to rounding.

(1)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)

For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund’s net assets are less than $25 million, subject to IICO’s right to change, modify or terminate this voluntary waiver at any time, without prior notice to shareholders.

(3)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Due to Class A, Class C, Class E, Class I, Class N, Class R and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(5)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(6)	Due to Class A, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

(7)	Minimum yield was 0.01%.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2019 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2019.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Apollo Multi-Asset Income Fund	$—	$113,321	$—	$165,450
Ivy Apollo Strategic Income Fund	17,691	87,467	19,005	108,363
Ivy California Municipal High Income Fund	—	1,385	—	793
Ivy Cash Management Fund	—	—	—	—
Ivy Corporate Bond Fund	—	285,768	—	378,243
Ivy Crossover Credit Fund	—	15,131	—	16,104
Ivy Government Securities Fund	27,043	—	90,045	—
Ivy International Small Cap Fund	—	65,480	—	56,215
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	60,642	—	53,278
Ivy Pictet Targeted Return Bond Fund	15,542	91,054	24,276	79,876
Ivy PineBridge High Yield Fund	—	24,233	—	27,362

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. Dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2019 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

2019	SEMIANNUAL REPORT	137

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy Apollo Multi-Asset Income Fund	$8,142	$4,021	$4,432	$8,453
Ivy Apollo Strategic Income Fund	7,518	4,457	3,220	7,677
Ivy Corporate Bond Fund	1,912	1,963	—	1,963
Ivy Crossover Credit Fund	494	507	—	507
Ivy International Small Cap Fund	10,058	2,761	7,884	10,645
Ivy Pictet Emerging Markets Local Currency Debt Fund	2,332	2,553	—	2,553
Ivy Pictet Targeted Return Bond Fund	1,160	1,207	—	1,207
Ivy PineBridge High Yield Fund	2,081	1,552	577	2,129

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Apollo Multi-Asset Income Fund				Ivy Apollo Strategic Income Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	945	$9,379	2,510	$27,821	1,434	$14,021	2,433	$24,515
Class C	251	2,528	306	3,384	86	842	192	1,941
Class I	3,836	39,779	8,425	93,196	5,115	50,198	11,229	113,073
Class N	49	507	91	1,009	25	250	386	3,894
Class Y	6	62	158	1,763	24	239	131	1,325
Shares issued in reinvestment of distributions to shareholders:
Class A	731	7,357	474	5,209	247	2,407	391	3,929
Class C	82	831	47	520	14	133	25	245
Class I	1,939	19,531	1,357	14,901	943	9,185	1,455	14,613
Class N	10	97	4	46	152	1,483	277	2,781
Class Y	15	152	6	66	12	121	24	243
Shares redeemed:
Class A	(1,859)	(19,285)	(4,083)	(45,211)	(1,506)	(14,738)	(3,067)	(30,867)
Class C	(281)	(2,891)	(729)	(8,086)	(134)	(1,315)	(374)	(3,770)
Class I	(7,390)	(76,572)	(14,177)	(156,950)	(5,849)	(57,296)	(12,330)	(123,964)
Class N	(29)	(296)	(139)	(1,545)	(880)	(8,653)	(1,256)	(12,660)
Class Y	(45)	(473)	(62)	(689)	(151)	(1,480)	(186)	(1,864)
Net decrease	(1,740)	$(19,294)	(5,812)	$(64,566)	(468)	$(4,603)	(670)	$(6,566)

138	SEMIANNUAL REPORT	2019

	Ivy California Municipal High Income Fund				Ivy Cash Management Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	177	$1,765	640	$6,459	1,783,292	$1,783,292	4,406,067	$4,406,067
Class B	N/A	N/A	N/A	N/A	136	136	265	265
Class C	1	11	50	505	1,514	1,514	831	831
Class I	170	1,695	667	6,745	N/A	N/A	N/A	N/A
Class Y	— *	— *	6	57	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	8	80	13	128	11,995	11,995	13,911	13,911
Class B	N/A	N/A	N/A	N/A	2	2	1	1
Class C	1	7	1	9	6	6	2	2
Class I	11	108	17	174	N/A	N/A	N/A	N/A
Class Y	— *	3	1	6	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(281)	(2,790)	(117)	(1,175)	(1,760,721)	(1,760,721)	(4,516,231)	(4,516,231)
Class B	N/A	N/A	N/A	N/A	(174)	(174)	(305)	(305)
Class C	(2)	(23)	(13)	(127)	(934)	(934)	(2,584)	(2,584)
Class I	(116)	(1,152)	(237)	(2,387)	N/A	N/A	N/A	N/A
Class Y	— *	(1)	—	—	N/A	N/A	N/A	N/A
Net increase (decrease)	(31)	$(297)	1,028	$10,394	35,116	$35,116	(98,043)	$(98,043)

*	Not shown due to rounding.

2019	SEMIANNUAL REPORT	139

	Ivy Corporate Bond Fund				Ivy Crossover Credit Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,224	$13,336	6,750	$41,297	9	$86	201	$2,048
Class B	2	15	11	68	N/A	N/A	N/A	N/A
Class C	52	315	111	681	N/A	N/A	N/A	N/A
Class E	—	—	40	250	—	—	—	—
Class I	5,203	31,242	20,676	126,588	240	2,343	1,020	10,232
Class N	41	250	11,414	71,374	—	—	—	—
Class R	—	—	40	250	—	—	—	—
Class Y	—	—	40	250	— *	— *	1	10
Shares issued in reinvestment of distributions to shareholders:
Class A	867	5,169	1,470	8,999	4	37	8	84
Class B	1	5	1	10	N/A	N/A	N/A	N/A
Class C	7	41	14	85	N/A	N/A	N/A	N/A
Class E	—	—	—	—	—	—	—	—
Class I	1,467	8,755	2,518	15,410	20	194	33	322
Class N	105	627	254	1,549	—	—	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	— *	— *	— *	2
Shares redeemed:
Class A	(7,748)	(46,452)	(17,542)	(107,173)	(63)	(597)	(91)	(887)
Class B	(30)	(180)	(121)	(741)	N/A	N/A	N/A	N/A
Class C	(120)	(721)	(766)	(4,718)	N/A	N/A	N/A	N/A
Class E	—	—	—	—	—	—	—	—
Class I	(13,892)	(83,382)	(39,725)	(244,355)	(330)	(3,131)	(507)	(4,951)
Class N	(3,039)	(18,276)	(4,302)	(26,048)	—	—	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	(4)	(40)	(2)	(23)
Net increase (decrease)	(14,860)	$(89,256)	(19,117)	$(116,224)	(124)	$(1,108)	663	$6,837

*	Not shown due to rounding.

140	SEMIANNUAL REPORT	2019

	Ivy Government Securities Fund				Ivy International Small Cap Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	658	$3,480	1,576	$8,381	89	$956	1,289	$16,094
Class B	5	27	8	41	N/A	N/A	N/A	N/A
Class C	120	637	20	110	17	185	183	2,297
Class E	—	—	46	250	N/A	N/A	N/A	N/A
Class I	3,181	16,835	9,556	50,709	1,581	17,243	5,380	68,762
Class N	1,921	10,121	47,751	257,331	1,096	12,879	8,752	107,676
Class R	—	—	46	250	N/A	N/A	N/A	N/A
Class Y	—	—	46	250	20	225	400	5,117
Shares issued in reinvestment of distributions to shareholders:
Class A	100	531	180	967	9	91	— *	6
Class B	— *	1	— *	— *	N/A	N/A	N/A	N/A
Class C	1	3	1	7	— *	5	—	—
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	199	1,057	381	2,021	79	823	3	43
Class N	329	1,743	588	3,108	131	1,357	28	344
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	3	32	— *	2
Shares redeemed:
Class A	(1,740)	(9,207)	(4,214)	(22,370)	(95)	(1,049)	(950)	(11,762)
Class B	(22)	(117)	(53)	(281)	N/A	N/A	N/A	N/A
Class C	(25)	(131)	(332)	(1,776)	(23)	(243)	(122)	(1,514)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(10,325)	(54,921)	(42,060)	(227,016)	(916)	(9,885)	(2,268)	(28,449)
Class N	(6,057)	(32,061)	(14,063)	(74,127)	(1,057)	(11,575)	(2,128)	(27,464)
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	(243)	(2,589)	(76)	(958)
Net increase (decrease)	(11,655)	$(62,002)	(523)	$(2,145)	691	$8,455	10,491	$130,194

*	Not shown due to rounding.

2019	SEMIANNUAL REPORT	141

	Ivy Pictet Emerging Markets Local Currency Debt Fund				Ivy Pictet Targeted Return Bond Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	55	$476	756	$7,118	280	$2,728	522	$5,234
Class C	3	23	30	274	23	220	29	282
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	1,828	15,748	8,302	73,790	1,920	18,948	5,719	57,480
Class N	48	394	822	7,389	6	64	1,993	20,112
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	1	6	20	181	— *	— *	— *	— *
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	19	174	64	609	8	79
Class C	—	—	1	6	2	22	— *	2
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	22	185	155	1,423	650	6,210	79	799
Class N	12	97	163	1,499	438	4,191	62	623
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	— *	3	— *	— *	— *	— *
Shares redeemed:
Class A	(261)	(2,208)	(688)	(5,964)	(196)	(1,927)	(473)	(4,747)
Class C	(9)	(72)	(30)	(272)	(15)	(150)	(15)	(148)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(2,028)	(17,312)	(3,443)	(31,306)	(2,217)	(21,789)	(4,436)	(44,599)
Class N	(822)	(7,054)	(1,428)	(13,114)	(1,548)	(15,352)	(8,589)	(86,194)
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	— *	(20)	(170)	—	—	—	—
Net increase (decrease)	(1,151)	$(9,717)	4,659	$41,031	(593)	$(6,226)	(5,101)	$(51,077)

	Ivy PineBridge High Yield Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	82	$781	218	$2,185
Class I	702	6,695	3,063	30,386
Class N	31	301	464	4,626
Class R	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	6	58	10	98
Class I	93	880	97	951
Class N	91	866	191	1,886
Class R	—	—	—	—
Shares redeemed:
Class A	(71)	(673)	(65)	(641)
Class I	(789)	(7,550)	(638)	(6,253)
Class N	(517)	(4,935)	(727)	(7,199)
Class R	—	—	—	—
Net increase (decrease)	(372)	$(3,577)	2,613	$26,039

*	Not shown due to rounding.

142	SEMIANNUAL REPORT	2019

10.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At March 31, 2019, there were no outstanding bridge loan commitments.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Apollo Multi-Asset Income Fund	$446,341	$29,109	$17,121	$11,988
Ivy Apollo Strategic Income Fund	491,688	5,409	13,210	(7,801)
Ivy California Municipal High Income Fund	27,374	695	72	623
Ivy Cash Management Fund	1,317,106	—	—	—
Ivy Corporate Bond Fund	873,845	21,713	5,782	15,931
Ivy Crossover Credit Fund	37,595	519	443	76
Ivy Government Securities Fund	324,126	3,208	2,629	579
Ivy International Small Cap Fund	166,383	8,039	13,875	(5,836)
Ivy Pictet Emerging Markets Local Currency Debt Fund	142,016	920	8,770	(7,850)
Ivy Pictet Targeted Return Bond Fund	221,074	6,577	5,750	827
Ivy PineBridge High Yield Fund	84,020	912	1,986	(1,074)

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Apollo Multi-Asset Income Fund	$7,633	$12,518	$—	$—	$—
Ivy Apollo Strategic Income Fund	3,197	1,025	—	—	—
Ivy California Municipal High Income Fund	6	—	—	—	—
Ivy Cash Management Fund	338	—	—	—	—
Ivy Corporate Bond Fund	3,636	—	—	—	—
Ivy Crossover Credit Fund	230	—	—	425	—
Ivy Government Securities Fund	178	—	—	—	—
Ivy International Small Cap Fund	2,495	274	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	270	—	—	—	2,650
Ivy Pictet Targeted Return Bond Fund	7,379	—	—	—	—
Ivy PineBridge High Yield Fund	356	—	—	435	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2018 and 2017 were as follows:

	September 30, 2018		September 30, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Apollo Multi-Asset Income Fund	$21,910	$56	$16,104	$675
Ivy Apollo Strategic Income Fund	23,150	908	18,221	227
Ivy California Municipal High Income Fund	653	—	328	—
Ivy Cash Management Fund	14,950	—	3,740	—
Ivy Corporate Bond Fund	26,464	—	37,953	13,931
Ivy Crossover Credit Fund	1,415	—	305	—

2019	SEMIANNUAL REPORT	143

	September 30, 2018		September 30, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Government Securities Fund	$6,542	$—	$4,039	$—
Ivy International Small Cap Fund	482	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	3,499	—	—	—
Ivy Pictet Targeted Return Bond Fund	2,113	—	2,231	446
Ivy PineBridge High Yield Fund	4,308	—	827	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Apollo Multi-Asset Income Fund	$—	$—
Ivy Apollo Strategic Income Fund	—	—
Ivy California Municipal High Income Fund	118	7
Ivy Cash Management Fund	—	—
Ivy Corporate Bond Fund	2,335	5,663
Ivy Crossover Credit Fund	—	—
Ivy Government Securities Fund	4,335	2,958
Ivy International Small Cap Fund	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	644	1,273
Ivy Pictet Targeted Return Bond Fund	938	334
Ivy PineBridge High Yield Fund	—	—

144	SEMIANNUAL REPORT	2019

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2019	SEMIANNUAL REPORT	145

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146	SEMIANNUAL REPORT	2019

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund1

1	(formerly known as Ivy IG International Small Cap Fund)

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund2

2	(formerly known as Ivy Cundill Global Value Fund)

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Speciality Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund3

3	(formerly known as Ivy Advantus Real Estate Securities Fund)

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund4

4	(formerly knowns as Ivy Advantus Bond Fund)

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2019	SEMIANNUAL REPORT	147

SEMIANN-IVYALT (3-19)

Semiannual Report MARCH 31, 2019

Ticker
	Class A	Class E	Class I	Class N	Class R
IVY FUNDS

Ivy ProShares Interest Rate Hedged High Yield Index Fund	IAIRX	IIREX	IIIRX	IIRNX	IIRRX

Ivy ProShares MSCI ACWI Index Fund	IMWAX	IMWEX	IMWIX	IMCNX	IMCRX

Ivy ProShares Russell 2000 Dividend Growers Index Fund	IRUAX	IRUEX	IRUIX	IRUNX	IRURX

Ivy ProShares S&P 500 Bond Index Fund	IAPRX	IPREX	IPRIX	IPRNX	IPRRX

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	IDAAX	IDAEX	IDAIX	IDANX	IDARX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), paper copies of the Funds’ Annual and Semiannual Shareholder Reports no longer will be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Ivy Investments website (www.ivyinvestments.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (e.g., a broker-dealer or bank) or, if you are a direct investor, by calling 1-888-923-3355 or by enrolling at www.ivyinvestments.com.

You may elect to receive all future reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you may call 1-888-923-3355 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper format will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund Complex if you invest directly with the Funds.

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2019 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

We saw two distinct halves to this fiscal period. The latter part of 2018 brought dramatic market volatility, while early 2019 brought a reversal and solid rally. The U.S. stock market, which had hit record highs during 2018, concluded the year with the worst quarter for U.S. equities since 2011. Then, over the first calendar quarter of 2019, the S&P 500 Index turned in its best quarter since 2009, with major U.S. stock indexes approaching record highs again.

While investors continue to ride the ups and downs, one aspect that has stayed constant is uncertainty. Trade disputes, geopolitical tensions and slowing global growth rates all remain capable of rattling the financial markets.

The U.S. Federal Reserve (Fed) has indicated that short-term interest rates are close to what it believes to be neutral, meaning that policy is neither loose nor restrictive. Certainly, the more dovish stance by the Fed, with its pivot away from the steady interest rate increases of 2018, has helped with market sentiment, as has the accommodative position of the European Central Bank.

Global stocks are rising as inflation remains contained and economic growth around the world slows. The overall sluggish pace of economic expansion, particularly in the eurozone, has led us to revisit our global growth forecast for the year. However, we believe headway on a number of key issues could lead to an uptick in growth later this year. While we project U.S. GDP growth around 2.5% for the year, it’s clear that the waning effect of tax cuts and fiscal stimulus, along with the trade dispute between the U.S. and China, continue to weigh on economic activity. Nonetheless, there is confidence that a recession will be averted. It does look like the global economy could improve in the back half of the year, which would lead to better earnings growth in the second half, perhaps helping to sustain the stock rally.

Emerging markets faced multiple headwinds over the fiscal year, namely a strong dollar, China’s focus on deleveraging and regulations, trade wars, volatile energy prices and increased geopolitical risks. By comparison, U.S. equities broadly have benefitted from a more attractive growth rate, which was the result of tax reform, lower regulatory pressures and repatriation of overseas earnings.

Looking ahead, while we believe volatility remains possible, the landscape should present more selective opportunities for investors. As we review those opportunities, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors.

We believe it is important to stay focused on the merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and every investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Economic Snapshot

	3/31/2019	9/30/2018
S&P 500 Index	2,834.40	2,913.98
MSCI EAFE Index	1,875.43	1,973.60
10-Year Treasury Yield	2.41%	3.05%
U.S. unemployment rate	3.8%	3.7%
30-year fixed mortgage rate	4.06%	4.72%
Oil price per barrel	$60.14	$73.25

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2019	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2019.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*
Ivy ProShares Interest Rate Hedged High Yield Index Fund
Class A	$1,000	$994.30	$4.49	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$994.30	$4.49	$1,000	$1,020.44	$4.55	0.90%
Class I	$1,000	$995.40	$3.19	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$995.40	$3.19	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$991.90	$6.87	$1,000	$1,018.03	$6.96	1.38%
See footnotes on page 5.

4	SEMIANNUAL REPORT	2019

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*	Beginning Account Value 9-30-18	Ending Account Value 3-31-19	Expenses Paid During Period*
Ivy ProShares MSCI ACWI Index Fund
Class A	$1,000	$978.10	$4.45	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$978.80	$3.66	$1,000	$1,021.19	$3.74	0.75%
Class I	$1,000	$979.20	$3.17	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$979.20	$3.17	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$975.70	$6.91	$1,000	$1,017.95	$7.06	1.40%
Ivy ProShares Russell 2000 Dividend Growers Index Fund
Class A	$1,000	$995.30	$4.49	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$997.10	$3.59	$1,000	$1,021.29	$3.64	0.73%
Class I	$1,000	$997.40	$3.20	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$997.40	$3.20	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$992.90	$6.98	$1,000	$1,017.95	$7.06	1.40%
Ivy ProShares S&P 500 Bond Index Fund
Class A	$1,000	$1,045.70	$3.27	$1,000	$1,021.69	$3.23	0.65%
Class E	$1,000	$1,047.00	$3.07	$1,000	$1,021.94	$3.03	0.60%
Class I	$1,000	$1,048.10	$2.05	$1,000	$1,022.94	$2.02	0.40%
Class N	$1,000	$1,048.10	$2.05	$1,000	$1,022.94	$2.02	0.40%
Class R	$1,000	$1,043.30	$5.82	$1,000	$1,019.20	$5.75	1.15%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Class A	$1,000	$1,023.60	$3.74	$1,000	$1,021.19	$3.74	0.75%
Class E	$1,000	$1,024.40	$3.75	$1,000	$1,021.19	$3.74	0.75%
Class I	$1,000	$1,025.70	$2.53	$1,000	$1,022.44	$2.53	0.50%
Class N	$1,000	$1,025.80	$2.53	$1,000	$1,022.44	$2.53	0.50%
Class R	$1,000	$1,021.90	$6.37	$1,000	$1,018.60	$6.36	1.27%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2019, and divided by 365.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2019	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	97.0%
Corporate Debt Securities	97.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Quality Weightings

Investment Grade	0.4%
BBB	0.4%
Non-Investment Grade	96.6%
BB	34.1%
B	44.6%
CCC	16.2%
Below CCC	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Alternative Carriers – 2.5%
CommScope Finance LLC,
6.000%, 3-1-26 (A)	$400	$414
CommScope Technologies LLC (GTD by CommScope, Inc.),
6.000%, 6-15-25 (A)	410	398
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4-1-23	290	294
5.750%, 1-15-27 (A)	413	412

		1,518

Broadcasting – 3.5%
AMC Networks, Inc.,
5.000%, 4-1-24	250	251
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24 (A)	508	538
Sirius XM Radio, Inc.:
6.000%, 7-15-24 (A)	490	508
5.000%, 8-1-27 (A)	490	490
Univision Communications, Inc.,
5.125%, 2-15-25 (A)	350	326

		2,113

Cable & Satellite – 5.0%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27 (A)	681	685
5.000%, 2-1-28 (A)	570	564
CSC Holdings LLC,
6.500%, 2-1-29 (A)	425	452
DISH DBS Corp.:
5.875%, 11-15-24	476	400
7.750%, 7-1-26	575	500
Neptune Finco Corp.,
10.875%, 10-15-25 (A)	400	462

		3,063

Integrated Telecommunication Services – 4.2%
CenturyLink, Inc.,
7.500%, 4-1-24	280	296
Frontier Communications Corp.:
10.500%, 9-15-22	535	408
11.000%, 9-15-25	932	614
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (A)	300	258
Sprint Corp.:
7.875%, 9-15-23	575	604
7.125%, 6-15-24	394	400

		2,580

Movies & Entertainment – 2.2%
Netflix, Inc.:
4.875%, 4-15-28	580	574
5.875%, 11-15-28 (A)	690	729

		1,303

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Publishing – 0.5%
Meredith Corp.,
6.875%, 2-1-26	$300	$316

Wireless Telecommunication Service – 1.7%
SBA Communications Corp.,
4.875%, 9-1-24	255	258
T-Mobile USA, Inc.:
6.375%, 3-1-25	380	396
6.500%, 1-15-26	380	405

		1,059

Total Communication Services – 19.6%		11,952
Consumer Discretionary

Automobile Manufacturers – 0.5%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25 (A)	350	303

Automotive Retail – 0.4%
Allison Transmission, Inc.,
5.000%, 10-1-24 (A)	265	264

Casinos & Gaming – 5.0%
CRC Escrow Issuer LLC and CRC Finco, Inc.,
5.250%, 10-15-25 (A)	420	405
ESH Hospitality, Inc.,
5.250%, 5-1-25 (A)	290	288
Golden Nugget, Inc.,
6.750%, 10-15-24 (A)	305	307
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.625%, 5-1-24	210	219
MGM Resorts International,
6.000%, 3-15-23	369	389
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
10.000%, 12-1-22	644	678
5.000%, 10-15-25 (A)	365	358
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp.,
5.500%, 3-1-25 (A)	400	395

		3,039

Consumer Electronics – 0.4%
Spectrum Brands, Inc. (GTD by SB/RH Holdings),
5.750%, 7-15-25	215	217

Hotels, Resorts & Cruise Lines – 0.6%
Hilton Domestic Operating Co., Inc.,
5.125%, 5-1-26 (A)	350	355

Internet & Direct Marketing Retail – 0.5% Argos Merger Sub, Inc.,
7.125%, 3-15-23 (A)	430	320

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Facilities – 0.4%
Six Flags Entertainment Corp.,
4.875%, 7-31-24 (A)	$262	$258

Leisure Products – 0.6%
Mattel, Inc.,
6.750%, 12-31-25 (A)	360	354

Restaurants – 3.3%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (A)	411	407
5.000%, 10-15-25 (A)	666	658
Aramark Services, Inc. (GTD by Aramark Corp.),
5.000%, 2-1-28 (A)	210	209
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6-1-24 (A)	350	357
5.250%, 6-1-26 (A)	350	353

		1,984

Specialized Consumer Services – 0.9%
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (A)	563	558

Specialty Stores – 0.9%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (A)	220	240
PetSmart, Inc.,
5.875%, 6-1-25 (A)	393	329

		569

Tires & Rubber – 0.5%
Goodyear Tire & Rubber Co. (The),
5.125%, 11-15-23	300	300

Total Consumer Discretionary – 14.0%		8,521
Consumer Staples

Drug Retail – 0.5%
Rite Aid Corp.,
6.125%, 4-1-23 (A)	385	319

Food Retail – 1.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6-15-24	300	303
5.750%, 3-15-25	375	356

		659

Packaged Foods & Meats – 1.4%
Pilgrim’s Pride Corp.,
5.750%, 3-15-25 (A)	200	202
Post Holdings, Inc.:
5.000%, 8-15-26 (A)	364	354
5.750%, 3-1-27 (A)	270	271

		827

Total Consumer Staples – 3.0%		1,805

2019	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Coal & Consumable Fuels – 0.3%
CONSOL Energy, Inc.,
5.875%, 4-15-22	$212	$212

Oil & Gas Drilling – 1.1%
Ensco plc:
7.750%, 2-1-26	250	211
5.750%, 10-1-44	293	188
Transocean, Inc.,
9.000%, 7-15-23 (A)	237	253

		652

Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (A)	210	188
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5-1-24 (A)	350	291

		479

Oil & Gas Exploration & Production – 4.2%
Antero Resources Corp.:
5.375%, 11-1-21	290	291
5.125%, 12-1-22	300	302
California Resources Corp.,
8.000%, 12-15-22 (A)	513	403
Chesapeake Energy Corp.:
8.000%, 1-15-25	350	357
8.000%, 6-15-27	357	352
Crownrock L.P.,
5.625%, 10-15-25 (A)	310	298
Matador Resources Co.,
5.875%, 9-15-26	230	229
Sanchez Energy Corp.,
6.125%, 1-15-23	265	36
Targa Resources Partners L.P.,
5.875%, 4-15-26 (A)	290	306

		2,574

Oil & Gas Refining & Marketing – 0.4%
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (A)	220	78
7.750%, 5-15-26 (A)	200	163

		241

Oil & Gas Storage & Transportation – 2.3%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3-31-25	380	413
5.125%, 6-30-27	380	399
Energy Transfer Equity L.P.,
4.250%, 3-15-23	290	297
Energy Transfer Operating L.P.,
7.500%, 10-15-20	250	266

		1,375

Total Energy – 9.1%		5,533

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Asset Management & Custody Banks – 0.8%
Blackstone CQP Holdco L.P.,
6.500%, 3-20-21 (A)	$500	$499

Consumer Finance – 2.9%
Ally Financial, Inc.,
5.750%, 11-20-25	264	281
Quicken Loans, Inc.:
5.750%, 5-1-25 (A)	360	361
5.250%, 1-15-28 (A)	320	299
Springleaf Finance Corp.:
6.875%, 3-15-25	350	362
7.125%, 3-15-26	450	458

		1,761

Financial Exchanges & Data – 1.5%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26 (A)	400	406
8.250%, 11-15-26 (A)	515	505

		911

Other Diversified Financial Services – 0.4%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
6.250%, 2-1-22	250	256

Property & Casualty Insurance – 0.6%
Hub International Ltd.,
7.000%, 5-1-26 (A)	350	346

Specialized Finance – 2.1%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6-15-21 (A)	481	490
7.125%, 6-15-24 (A)	481	510
Navient Corp.,
6.500%, 6-15-22	250	261

		1,261

Total Financials – 8.3%		5,034
Health Care

Health Care Facilities – 7.8%
Community Health Systems, Inc.,
6.250%, 3-31-23	804	755
DaVita HealthCare Partners, Inc.:
5.125%, 7-15-24	450	445
5.000%, 5-1-25	403	386
FWCT-2 Escrow Corp.,
6.875%, 2-1-22	680	452
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2-1-25	410	435
5.625%, 9-1-28	384	406
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (A)	361	360
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26 (A)	375	389

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Tenet Healthcare Corp.,
4.625%, 7-15-24	$550	$551
THC Escrow Corp. II,
6.750%, 6-15-23	550	566

		4,745

Health Care Services – 0.5%
Envision Healthcare Corp.,
8.750%, 10-15-26 (A)	345	307

Health Care Supplies – 0.9%
Ortho-Clinical Diagnostics,
6.625%, 5-15-22 (A)	300	284
WellCare Health Plans, Inc.,
5.250%, 4-1-25	270	280

		564

Health Care Technology – 0.8%
Change Healthcare Holdings, Inc.,
5.750%, 3-1-25 (A)	270	267
Verscend Holding Corp.,
9.750%, 8-15-26 (A)	250	250

		517

Life Sciences Tools & Services – 1.5%
Avantor, Inc.:
6.000%, 10-1-24 (A)	400	415
9.000%, 10-1-25 (A)	490	531

		946

Managed Health Care – 1.4%
Centene Escrow Corp.,
5.625%, 2-15-21	335	340
Centene Escrow I Corp.,
5.375%, 6-1-26 (A)	470	490

		830

Pharmaceuticals – 3.9%
Bausch Health Cos., Inc.:
5.875%, 5-15-23 (A)	532	537
6.125%, 4-15-25 (A)	655	649
Endo Ltd., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 7-15-23 (A)	400	308
IMS Health, Inc.,
5.000%, 10-15-26 (A)	200	205
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (A)	252	257
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (A)	400	405

		2,361

Total Health Care – 16.8%		10,270

8	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 4.2%
Bombardier, Inc.:
7.500%, 3-15-25 (A)	$411	$423
7.875%, 4-15-27 (A)	500	516
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	340	349
6.250%, 3-15-26 (A)	1,200	1,245

		2,533

Air Freight & Logistics – 0.8%
XPO Logistics, Inc.:
6.500%, 6-15-22 (A)	274	280
6.750%, 8-15-24 (A)	209	213

		493

Building Products – 0.5%
Beacon Escrow Corp.,
4.875%, 11-1-25 (A)	300	285

Construction Machinery & Heavy Trucks – 0.4%
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11-1-25 (A)	240	244

Diversified Support Services – 1.2%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12-15-26	240	253
4.875%, 1-15-28	500	486

		739

Industrial Conglomerates – 0.5%
Tribune Media Co.,
5.875%, 7-15-22	305	311

Office Services & Supplies – 0.4%
Xerox Corp.,
3.625%, 3-15-23	250	244

Security & Alarm Services – 1.1%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (A)	655	688

Trucking – 0.6%
Hertz Corp. (The),
7.625%, 6-1-22 (A)	365	374

Total Industrials – 9.7%		5,911
Information Technology

Application Software – 2.5%
Infor (U.S.), Inc.,
6.500%, 5-15-22	430	436
Solera LLC and Solera Finance, Inc.,
10.500%, 3-1-24 (A)	525	569

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
SS&C Technologies Holdings, Inc.,
5.500%, 9-30-27 (A)	$530	$535

		1,540

Data Processing & Outsourced Services – 2.3%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7-15-23 (A)	320	326
First Data Corp.:
5.000%, 1-15-24 (A)	400	410
5.750%, 1-15-24 (A)	643	661

		1,397

Technology Hardware, Storage & Peripherals – 0.4%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11-15-24 (A)	295	263

Total Information Technology – 5.2%		3,200
Materials

Aluminum – 1.2%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (A)	340	348
5.875%, 9-30-26 (A)	416	414

		762

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (A)	215	211
5.250%, 6-1-27 (A)	196	192

		403

Diversified Metals & Mining – 1.7%
Cliffs Natural Resources, Inc.,
5.750%, 3-1-25	261	250
First Quantum Minerals Ltd.:
7.250%, 4-1-23 (A)	410	400
7.500%, 4-1-25 (A)	400	385

		1,035

Metal & Glass Containers – 2.6%
Ball Corp.:
4.375%, 12-15-20	422	428
5.250%, 7-1-25	420	440
BWAY Holding Co.:
5.500%, 4-15-24 (A)	402	399
7.250%, 4-15-25 (A)	310	299

		1,566

Paper Packaging – 0.7%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23 (A)	420	427

Total Materials – 6.9%		4,193

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Real Estate Development – 0.4%
Howard Hughs Corp.,
5.375%, 3-15-25 (A)	$250	$249

Specialized REITs – 0.9%
Iron Mountain, Inc.,
4.875%, 9-15-27 (A)	240	230
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC,
8.250%, 10-15-23	335	302

		532

Total Real Estate – 1.3%		781
Utilities

Electric Utilities – 3.1%
Calpine Corp.:
5.375%, 1-15-23	400	401
5.750%, 1-15-25	320	318
Dynegy, Inc.,
7.625%, 11-1-24	356	376
NRG Energy, Inc.,
6.625%, 1-15-27	396	426
Vistra Operations Co. LLC,
5.625%, 2-15-27 (A)	380	395

		1,916

Total Utilities – 3.1%		1,916

TOTAL CORPORATE DEBT SECURITIES – 97.0%		$59,116
(Cost: $59,387)

TOTAL INVESTMENT SECURITIES – 97.0%		$59,116
(Cost: $59,387)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 3.0%		1,816

NET ASSETS – 100.0%		$60,932

2019	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $36,131 or 59.2% of net assets.

(B)	Cash of $374 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	84	6-28-19	8,400	$(10,434)	$(130)
U.S. 2-Year Treasury Note	Short	70	7-3-19	14,000	(14,917)	(42)
U.S. 5-Year Treasury Note	Short	299	7-3-19	29,900	(34,633)	(228)

					$(59,984)	$(400)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$59,116	$—
Total	$—	$59,116	$—

Liabilities
Futures Contracts	$400	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY PROSHARES MSCI ACWI INDEX FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Financials	16.8%
Information Technology	15.5%
Health Care	11.6%
Industrials	10.6%
Consumer Discretionary	10.1%
Communication Services	8.6%
Consumer Staples	8.4%
Energy	6.5%
Materials	4.8%
Real Estate	3.6%
Utilities	3.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Country Weightings

North America	58.4%
United States	54.9%
Other North America	3.5%
Europe	20.3%
United Kingdom	4.7%
Other Europe	15.6%
Pacific Basin	18.9%
Japan	7.0%
Other Pacific Basin	11.9%
South America	1.3%
Other	0.5%
Bahamas/Caribbean	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Alphabet, Inc., Class C	United States	Communication Services	Interactive Media & Services
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Exxon Mobil Corp.	United States	Energy	Oil & Gas Exploration & Production
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	1		$26

Consumer Staples – 0.2%
Treasury Wine Estates Ltd.	2		22
Wesfarmers Ltd.	3		62
Woolworths Ltd.	3		63

			147

Energy – 0.1%
Oil Search Ltd.	5		26
Origin Energy Ltd.	5		25
Santos Ltd.	6		28
Woodside Petroleum Ltd.	2		57

			136

Financials – 0.7%
Australia and New Zealand Banking Group Ltd.	7		126
Australian Stock Exchange Ltd.	1		45
Commonwealth Bank of Australia	4		202
Insurance Australia Group Ltd.	7		36
Macquarie Group Ltd.	1		74
National Australia Bank Ltd.	6		114
QBE Insurance Group Ltd.	5		48
Suncorp Group Ltd.	5		46
Westpac Banking Corp.	8		147

			838

Health Care – 0.2%
Cochlear Ltd.	—	*	24
CSL Ltd.	1		155
Sonic Healthcare Ltd.	2		38

			217

Industrials – 0.2%
Brambles Ltd.	5		45
Transurban Group	6		59

			104

Materials – 0.4%
Amcor Ltd.	4		42
BHP Group Ltd.	7		203
BHP Group plc	5		115
Newcrest Mining Ltd.	2		38
South32 Ltd.	15		39

			437

Real Estate – 0.3%
Dexus	4		39
Goodman Group	5		52
GPT Group	8		35
Scentre Group	14		41
Stockland Corp. Ltd.	8		23
Vicinity Centres	16		30

			220

COMMON STOCKS (Continued)	Shares		Value
Utilities – 0.1%
AGL Energy Ltd.	2		$38
APA Group	7		47

			85

Total Australia – 2.2%			$2,210
Austria

Energy – 0.0%
OMV AG	1		28

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		40

Materials – 0.0%
voestalpine AG	1		17

Total Austria – 0.0%			$85
Belgium

Consumer Staples – 0.1%
InBev N.V.	2		149

Financials – 0.2%
ageas N.V.	1		39
KBC Group N.V.	1		50

			89

Health Care – 0.1%
UCB S.A./N.V.	1		44

Materials – 0.0%
Solvay S.A.	—	*	35
Umicore S.A.	1		30

			65

Total Belgium – 0.4%			$347
Bermuda

Financials – 0.1%
Arch Capital Group Ltd. (A)	1		46
Everest Re Group Ltd.	—	*	26

			72

Total Bermuda – 0.1%			$72
Brazil

Communication Services – 0.0%
Telefonica Brasil S.A.	2		24

Consumer Discretionary – 0.1%
Lojas Renner S.A.	3		39
MercadoLibre, Inc. (A)	—	*	46

			85

Consumer Staples – 0.1%
Ambev S.A.	13		54

COMMON STOCKS (Continued)	Shares		Value
Energy – 0.2%
Petroleo Brasileiro S.A.	22		$161
Ultrapar Participacoes S.A.	2		26

			187

Financials – 0.5%
Banco Bradesco S.A.	12		126
Banco do Brasil S.A.	4		45
BB Seguridade Participacoes S.A.	4		24
BM&F Bovespa S.A.	8		67
Itau Unibanco Holdings S.A.	12		103
Itausa Investimentos Itau S.A.	16		48

			413

Industrials – 0.0%
WEG S.A.	5		21

Information Technology – 0.0%
Cielo S.A.	5		11

Materials – 0.1%
Vale S.A.	8		102

Real Estate – 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	7		42

Total Brazil – 1.1%			$939
Canada

Communication Services – 0.2%
Rogers Communications, Inc., Class B	1		62
Shaw Communications, Inc., Class B	2		35
Thomson Reuters Corp.	1		44

			141

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	28
Dollarama, Inc.	1		27
lululemon athletica, Inc. (A)	—	*	44
Magna International, Inc.	1		45
Restaurant Brands International, Inc.	1		40

			184

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		68
Loblaw Cos. Ltd.	1		38
Metro, Inc.	1		39
Saputo, Inc.	1		37

			182

Energy – 0.6%
Canadian Natural Resources Ltd.	3		92
Cenovus Energy, Inc.	3		25
Enbridge, Inc.	4		155
EnCana Corp.	3		20
Imperial Oil Ltd.	1		22
Inter Pipeline Ltd.	2		34
Keyera Corp.	1		27
Pembina Pipeline Corp.	2		56

12	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy (Continued)
Suncor Energy, Inc.	4		$129
TransCanada Corp.	2		99

			659

Financials – 1.1%
Bank of Montreal	1		97
Bank of Nova Scotia (The)	3		133
Brookfield Asset Management, Inc., Class A	2		99
Canadian Imperial Bank of Commerce	1		72
Fairfax Financial Holdings Ltd.	—	*	36
Intact Financial Corp.	1		47
Manulife Financial Corp.	5		87
National Bank of Canada	1		29
Onex Corp.	—	*	21
Power Corp. of Canada	1		24
Royal Bank of Canada	3		234
Sun Life Financial, Inc. (B)	2		60
Toronto-Dominion Bank	4		210

			1,149

Industrials – 0.3%
Canadian National Railway Co.	2		160
Canadian Pacific Railway Ltd.	—	*	82

			242

Information Technology – 0.2%
Constellation Software, Inc.	—	*	48
OpenText Corp.	1		34
Shopify, Inc., Class A (A)	—	*	56

			138

Materials – 0.3%
Agnico-Eagle Mines Ltd.	1		33
Barrick Gold Corp.	4		49
First Quantum Minerals Ltd.	2		20
Franco-Nevada Corp.	1		49
Goldcorp, Inc.	3		30
Nutrien Ltd.	2		81
Teck Cominco Ltd.	1		34
Wheaton Precious Metals Corp.	2		40

			336

Real Estate – 0.0%
First Capital Realty, Inc.	2		28

Utilities – 0.1%
Fortis, Inc.	2		58

Total Canada – 3.1%			$3,117
Chile

Consumer Discretionary – 0.0%
Saci Falabella	5		38

Consumer Staples – 0.0%
Cencosud S.A.	15		26

Energy – 0.0%
Empresas Copec S.A.	2		28

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.1%
Banco Santander Chile	640		$48

Total Chile – 0.1%			$140
China

Communication Services – 0.7%
58.com, Inc. ADR (A)	—	*	21
China Mobile Ltd.	15		152
China Telecom Corp. Ltd.	71		40
China Unicom Ltd.	23		29
NetEase.com, Inc. ADR	—	*	53
SINA Corp. (A)	—	*	16
Tencent Holdings Ltd.	13		611

			922

Consumer Discretionary – 0.8%
Alibaba Group Holding Ltd. ADR (A)	3		489
Ctrip.com International Ltd. (A)	1		46
Geely Automobile Holdings Ltd.	15		29
JD.com, Inc. ADR (A)	2		57
New Oriental Education & Technology Group, Inc. ADR (A)	—	*	33
Shenzhou International Group Holdings Ltd.	3		43
YUM! Brands, Inc.	1		50

			747

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	10		38

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	66		53
China Shenhua Energy Co. Ltd., H Shares	11		25
CNOOC Ltd.	51		95
PetroChina Co. Ltd., H Shares	54		36

			209

Financials – 0.8%
Bank of Communications Co. Ltd.	44		36
BOC Hong Kong (Holdings) Ltd., H Shares	203		92
China Cinda Asset Management Co. Ltd., H Shares	85		24
China CITIC Bank Corp. Ltd., H Shares	41		26
China Construction Bank Corp.	229		196
China Life Insurance Co. Ltd., H Shares	22		59
China Merchants Bank Co. Ltd., H Shares	12		61
China Minsheng Banking Corp. Ltd., H Shares	38		28
China Pacific Insurance (Group) Co. Ltd., H Shares	10		39
CITIC Securities Co. Ltd., H Shares	11		26
Haitong Securities Co. Ltd., H Shares	25		33
Industrial and Commercial Bank of China Ltd., H Shares	170		125
PICC Property and Casualty Co. Ltd., H Shares	24		27

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Ping An Insurance (Group) Co. of China Ltd., H Shares	14		$156

			928

Health Care – 0.0%
CSPC Pharmaceutical Group Ltd.	12		23

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	24		25

Information Technology – 0.1%
AAC Technologies Holdings, Inc. (B)	2		12
Baidu.com, Inc. ADR (A)	1		112
Sunny Optical Technology (Group) Co. Ltd.	2		21

			145

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	4		27

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	15		58
Country Garden Holdings Co. Ltd.	19		30
Sunac China Holdings Ltd.	8		38

			126

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	140		39
Xinao Gas Holdings Ltd.	3		25

			64

Total China – 2.7%			$3,254
Columbia

Financials – 0.0%
Bancolombia S.A.	3		36

Total Columbia – 0.0%			$36
Denmark

Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	12

Consumer Staples – 0.1%
Carlsberg Group	—	*	51

Financials – 0.0%
Danske Bank A.S.	2		32

Health Care – 0.3%
Coloplast A/S, Class B	—	*	47
Genmab A.S. (A)	—	*	35
Novo Nordisk A/S, Class B	4		216
Novozymes A/S, Class B	1		41

			339

2019	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials – 0.1%
A.P. Moller - Maersk A/S (B)	—	*	$33
DSV A/S	1		51
Vestas Wind Systems A/S	1		52

			136

Materials – 0.1%
Chr. Hansen Holding A/S	—	*	44

Utilities – 0.1%
DONG Energy A/S	1		51

Total Denmark – 0.7%			$665
Finland

Financials – 0.1%
Nordea Bank AB (B)	7		53
Sampo plc, A Shares	1		39

			92

Information Technology – 0.1%
Nokia OYJ	15		84

Materials – 0.1%
Stora Enso Oyj, Class R	1		18
UPM-Kymmene Corp. (B)	1		39

			57

Total Finland – 0.3%			$233
France

Communication Services – 0.2%
Orange S.A.	5		84
Publicis Groupe S.A. (B)	1		35
Vivendi Universal	3		85

			204

Consumer Discretionary – 0.6%
Accor S.A.	1		29
Compagnie Generale des Etablissements Michelin, Class B	—	*	59
Hermes International	—	*	52
LVMH Moet Hennessy - Louis Vuitton	1		244
Peugeot S.A.	2		40
Pinault-Printemps-Redoute S.A.	—	*	104
Renault S.A.	1		40
Sodexo S.A.	—	*	46
Valeo S.A.	1		24

			638

Consumer Staples – 0.4%
Carrefour S.A.	2		42
Danone S.A.	1		115
L’Oreal	1		154
Pernod Ricard S.A.	1		99

			410

Energy – 0.3%
Total S.A.	6		318

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.3%
Axa S.A.	5		$124
BNP Paribas S.A.	3		127
Credit Agricole Group	3		40
Societe Generale S.A.	2		55

			346

Health Care – 0.3%
EssilorLuxottica S.A.	1		61
Sanofi-Aventis	3		242

			303

Industrials – 0.7%
Airbus SE	1		188
Bouygues S.A.	1		26
Compagnie de Saint-Gobain	1		48
Eiffage S.A.	—	*	29
Getlink SE	3		47
Legrand S.A.	1		55
Safran	1		108
Schneider Electric S.A.	1		104
Teleperformance SE	—	*	45
Thales	—	*	33
Vinci	1		117

			800

Information Technology – 0.2%
Atos S.A.	—	*	27
Cap Gemini S.A.	—	*	52
Dassault Systemes S.A.	—	*	53

			132

Materials – 0.1%
Arkema	—	*	26
L Air Liquide S.A.	1		144

			170

Real Estate – 0.1%
Klepierre	1		31
Unibail-Rodamco-Westfield	—	*	46

			77

Utilities – 0.1%
ENGIE	5		72
Veolia Environnement S.A.	2		42

			114

Total France – 3.3%			$3,512
Germany

Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	8		131

Consumer Discretionary – 0.3%
adidas AG	—	*	112
Bayerische Motoren Werke AG	1		69
Continental AG	—	*	34
Daimler AG	2		122
Porsche Automobil Holding SE	1		35
TUI AG	1		12

			384

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	$32

Financials – 0.4%
Allianz AG, Registered Shares	1		214
Commerzbank AG	3		21
Deutsche Bank AG	5		41
Deutsche Boerse AG	—	*	53
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	25
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	80

			434

Health Care – 0.4%
Bayer AG	2		129
Fresenius Medical Care AG & Co. KGaA	1		51
Fresenius SE & Co. KGaA	1		62
Merck KGaA	—	*	49

			291

Industrials – 0.3%
Brenntag AG	1		29
Deutsche Lufthansa AG	1		20
Deutsche Post AG	3		83
GEA Group Aktiengesellschaft, Bochum	1		17
MTU Aero Engines Holding AG	—	*	45
Siemens AG	2		191
Thyssenkrupp AG	1		13

			398

Information Technology – 0.3%
Infineon Technologies AG	3		56
SAP AG	2		240
Wirecard AG (B)	—	*	43

			339

Materials – 0.2%
BASF Aktiengesellschaft	2		154
Covestro AG	—	*	26
Evonik Industries AG	1		16
HeidelbergCement AG	—	*	25
Symrise AG	—	*	42

			263

Real Estate – 0.2%
Deutsche Wohnen AG	1		43
Vonovia SE	1		63

			106

Utilities – 0.1%
E.ON AG	6		66
RWE Aktiengesellschaft	2		41

			107

Total Germany – 2.3%			$2,485

14	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Hong Kong

Consumer Discretionary – 0.2%
Galaxy Entertainment Group	6	$43
Techtronic Industries Co. Ltd.	6	38

		81

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	5	22
WH Group Ltd.	27	28

		50

Financials – 0.6%
Agricultural Bank of China Ltd., H Shares	76	35
AIA Group Ltd.	30	304
BOC Hong Kong (Holdings) Ltd.	11	47
Hang Seng Bank Ltd.	2	54
Hong Kong Exchanges and Clearing Ltd.	3	119

		559

Health Care – 0.0%
Sino Biopharmaceutical Ltd.	13	12

Industrials – 0.2%
Cheung Kong Infrastructure Holdings Ltd.	5	38
CITIC Pacific Ltd.	26	38
Jardine Matheson Holdings Ltd.	1	40
MTR Corp. Ltd.	7	43
Shanghai Industrial Holdings Ltd.	10	25

		184

Real Estate – 0.6%
Cheung Kong (Holdings) Ltd.	17	161
China Evergrande Group (B)	7	24
China Resources Land Ltd.	10	46
Hang Lung Properties Ltd.	13	31
Henderson Land Development Co. Ltd.	6	40
Hongkong Land Holdings Ltd.	5	35
Hysan Development Co. Ltd.	5	28
Link (The)	7	81
New World Development Co. Ltd.	32	54
Sino Land Co. Ltd.	19	36
Sun Hung Kai Properties Ltd.	5	89
Swire Pacific Ltd., Class A	3	45
Wharf (Holdings) Ltd. (The)	4	31
Wheelock and Co. Ltd.	5	33

		734

Utilities – 0.2%
CLP Holdings Ltd.	5	63
Hong Kong & China Gas Co. Ltd.	37	88
Power Assets Holdings Ltd.	6	43

		194

Total Hong Kong – 1.8%		$1,814

COMMON STOCKS (Continued)	Shares		Value
India

Consumer Discretionary – 0.0%
Tata Motors Ltd. ADR (A)	3		$40

Energy – 0.3%
Reliance Industries Ltd. GDR (C)	6		250

Financials – 0.1%
ICICI Bank Ltd. ADR	8		93

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	3		106

Industrials – 0.2%
Larsen & Toubro Ltd. GDR	7		145

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	8		85
Wipro Ltd. ADR	21		82

			167

Materials – 0.1%
Vedanta Ltd. ADR	5		49

Total India – 1.0%			$850
Indonesia

Communication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	181		50

Consumer Discretionary – 0.0%
PT Astra International Tbk	69		36

Financials – 0.2%
Bank Central Asia Tbk PT	29		58
PT Bank Mandiri (Persero) Tbk (A)	71		37
PT Bank Rakyat Indonesia	181		53

			148

Total Indonesia – 0.3%			$234
Ireland

Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	20

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	49

Health Care – 0.3%
Medtronic plc	3		258

Information Technology – 0.2%
Accenture plc, Class A	1		213

Materials – 0.1%
CRH plc	2		62
James Hardie Industries plc, Class C	2		21
Smurfit Kappa Group plc	1		17

			100

Total Ireland – 0.7%			$640

COMMON STOCKS (Continued)	Shares		Value
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR (A)	2		$39

Information Technology – 0.0%
NICE Systems Ltd. ADR (A)	—	*	30

Total Israel – 0.0%			$69
Italy

Communication Services – 0.0%
Telecom Italia S.p.A. (A)(B)	45		28

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	42

Energy – 0.1%
Eni S.p.A.	6		100

Financials – 0.3%
Assicurazioni Generali S.p.A.	3		53
Banca Intesa S.p.A.	38		93
UniCredit S.p.A.	5		64

			210

Industrials – 0.0%
Atlantia S.p.A.	1		31
CNH Industrial N.V.	2		25
Prysmian S.p.A.	1		18

			74

Utilities – 0.2%
ENEL S.p.A.	20		126
Snam S.p.A.	11		57

			183

Total Italy – 0.7%			$637
Japan

Communication Services – 0.6%
KDDI Corp.	4		88
Nintendo Co. Ltd.	—	*	83
Nippon Telegraph and Telephone Corp.	2		72
NTT DoCoMo, Inc.	3		61
SoftBank Group Corp.	2		201

			505

Consumer Discretionary – 1.3%
Bridgestone Corp.	2		62
Denso Corp.	1		50
Fast Retailing Co. Ltd.	—	*	78
Honda Motor Co. Ltd.	4		112
Isuzu Motors Ltd.	3		36
Koito Manufacturing Co. Ltd.	—	*	26
Makita Corp.	1		26
Mazda Motor Corp.	2		23
Nissan Motor Co. Ltd.	5		43
Nitori Co. Ltd.	—	*	27
Oriental Land Co. Ltd.	1		60

2019	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Panasonic Corp.	5		$46
Ryohin Keikaku Co. Ltd.	—	*	17
Sekisui Chemicals Co. Ltd.	2		29
Sekisui House Ltd.	3		43
Shimano, Inc.	—	*	40
Sony Corp.	3		130
Subaru Corp. (B)	2		36
Suzuki Motor Corp.	1		41
Toyota Industries Corp.	1		27
Toyota Motor Corp.	5		313
Yamaha Corp.	—	*	23

			1,288

Consumer Staples – 0.5%
Aeon Co. Ltd.	2		37
Ajinomoto Co., Inc.	2		32
Asahi Breweries Ltd.	1		46
FamilyMart Co. Ltd.	1		31
Japan Tobacco, Inc.	3		72
Kao Corp.	1		93
Kirin Brewery Co. Ltd.	2		50
Meiji Holdings Co. Ltd.	—	*	39
Seven & i Holdings Co. Ltd. (B)	2		69
Shiseido Co. Ltd.	1		64
Suntory Beverage & Food Ltd.	1		25
Unicharm Corp.	1		44
Yakult Honsha Co. Ltd.	—	*	26

			628

Energy – 0.1%
Inpex Corp.	3		27
JXTG Holdings, Inc.	9		42

			69

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	3		42
Daiwa Securities Group, Inc.	8		37
Japan Exchange Group, Inc.	1		26
Japan Post Holdings Co. Ltd.	3		36
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	28		140
Mizuho Financial Group, Inc.	61		95
MS&AD Insurance Group Holdings, Inc.	1		41
Nomura Holdings, Inc.	10		37
ORIX Corp.	4		59
Resona Holdings, Inc.	7		29
Sompo Holdings, Inc.	1		35
Sumitomo Mitsui Financial Group, Inc.	3		114
Sumitomo Mitsui Trust Holdings, Inc.	1		38
T&D Holdings, Inc.	2		20
Tokio Marine Holdings, Inc.	2		86

			835

Health Care – 0.8%
Astellas Pharma, Inc.	5		75
Chugai Pharmaceutical Co. Ltd.	1		51
Daiichi Sankyo Co. Ltd.	2		76
Eisai Co. Ltd.	1		41
M3, Inc.	1		21

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Olympus Corp.	4		$40
Ono Pharmaceutical Co. Ltd.	1		24
Otsuka Holdings Co. Ltd.	1		44
Shionogi & Co. Ltd.	1		54
Sysmex Corp.	—	*	24
Takeda Pharmaceutical Co. Ltd.	3		133
Terumo Corp.	2		55

			638

Industrials – 1.9%
AGC, Inc.	1		22
Canon, Inc.	2		63
Central Japan Railway Co.	—	*	91
Dakin Industries Ltd.	1		84
East Japan Railway Co.	1		85
FANUC Ltd.	1		89
Hankyu Hanshin Holdings, Inc.	1		42
ITOCHU Corp.	3		59
Kajima Corp.	2		28
Keio Corp.	1		50
Kintetsu Group Holdings Co. Ltd.	1		47
Komatsu Ltd.	3		61
Kubota Corp.	3		44
Marubeni Corp.	5		37
MISUMI Group, Inc.	1		24
Mitsubishi Corp.	3		94
Mitsubishi Electric Corp.	5		60
Mitsubishi Heavy Industries Ltd.	1		36
Mitsui & Co. Ltd.	4		62
Nagoya Railroad Co. Ltd.	1		40
Nihon Densan Kabushiki Kaisha	1		69
Odakyu Electric Railway Co. Ltd.	2		45
Recruit Holdings Co. Ltd.	3		81
Secom Co. Ltd.	1		56
Shimizu Corp.	3		26
SMC Corp.	—	*	66
Sumitomo Corp.	3		44
Sumitomo Electric Industries Ltd.	3		43
Taisei Corp.	1		34
Tobu Railway Co. Ltd.	1		39
Tokyo Corp.	2		40
Toshiba Corp.	2		52
TOTO Ltd. (B)	1		22
Toyota Tsusho Corp.	1		28
West Japan Railway Co.	1		44
Yamato Holdings Co. Ltd.	1		24

			1,831

Information Technology – 0.6%
FUJIFILM Holdings Corp.	1		50
Fujitsu Ltd.	1		43
Hitachi Ltd.	2		78
Hoya Corp.	1		63
Keyence Corp.	—	*	149
Kyocera Corp.	1		56
Murata Manufacturing Co. Ltd.	1		71
OMRON Corp. (B)	1		30
Renesas Electronics Corp. (A)	2		11
ROHM Co. Ltd.	—	*	18
TDK Corp.	—	*	34
Tokyo Electron Ltd.	—	*	54
YASKAWA Electric Corp.	1		26

			683

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.1%
Asahi Kasei Corp.	4		$39
JFE Holdings, Inc.	2		28
Kuraray Co. Ltd.	2		29
Mitsubishi Chemical Holdings Corp.	5		36
Nippon Steel & Sumitomo Metal Corp.	2		39
Nissan Chemical Corp.	1		32
Nitto Denko Corp.	—	*	24
Shin-Etsu Chemical Co. Ltd.	1		84
Sumitomo Chemical Co. Ltd.	6		26
Sumitomo Metal Mining Co. Ltd.	1		24
Teijin Ltd.	2		26
Toray Industries, Inc.	5		33

			420

Real Estate – 0.4%
Daito Trust Construction Co. Ltd.	—	*	27
Daiwa House Industry Co. Ltd.	2		55
Japan Real Estate Investment Corp.	—	*	30
Mitsubishi Estate Co. Ltd.	4		64
Mitsui Fudosan Co. Ltd.	2		62
Nippon Building Fund, Inc.	—	*	34
Sumitomo Realty & Development Co. Ltd.	1		49
Tokyu Fudosan Holdings Corp.	4		24

			345

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2		38
Kansai Electric Power Co., Inc.	3		38
Osaka Gas Co. Ltd.	2		32
Tokyo Electric Power Co., Inc. (The) (A)	6		41
Tokyo Gas Co. Ltd.	1		36

			185

Total Japan – 7.0%			$7,427
Luxembourg

Energy – 0.0%
Tenaris S.A.	1		20

Materials – 0.0%
ArcelorMittal	2		34

Total Luxembourg – 0.0%			$54
Macau

Consumer Discretionary – 0.0%
Sands China Ltd.	8		38

Total Macau – 0.0%			$38
Malaysia

Financials – 0.2%
Bumiputra-Commerce Holdings Berhad	30		38
Malayan Banking Berhad	21		49
Public Bank Berhad	12		66

			153

16	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities – 0.0%
Tenaga Nasional Berhad	15	$45

Total Malaysia – 0.2%		$198
Mexico

Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	109	78
Grupo Televisa S.A.B. de C.V.	9	19

		97

Consumer Staples – 0.2%
Fomento Economico Mexicano S.A.B. de C.V.	8	75
Wal-Mart de Mexico S.A.B. de C.V.	19	52

		127

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	9	52

Materials – 0.0%
Grupo Mexico S.A.B. de C.V.	16	44

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.	26	36

Total Mexico – 0.4%		$356
Netherlands

Communication Services – 0.0%
Koninklijke KPN N.V.	14	45

Consumer Staples – 0.2%
Heineken N.V.	1	68
Koninklijke Ahold Delhaize N.V.	3	89

		157

Energy – 0.6%
Royal Dutch Shell plc, Class A	11	346
Royal Dutch Shell plc, Class B	9	283

		629

Financials – 0.2%
ABN AMRO Group N.V.	1	26
Aegon N.V.	5	24
ING Groep N.V., Certicaaten Van Aandelen	9	106
NN Group N.V.	1	44

		200

Health Care – 0.0%
Qiagen N.V. (A)	1	28

Industrials – 0.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	2	96
Wolters Kluwer N.V.	1	63

		159

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1		$182
NXP Semiconductors N.V.	1		72

			254

Materials – 0.2%
Akzo Nobel N.V.	1		56
Royal DSM Heerlen	1		58

			114

Total Netherlands – 1.7%			$1,586
Norway

Communication Services – 0.1%
Telenor ASA	2		46

Consumer Staples – 0.0%
Mowi ASA (B)	1		32

Energy – 0.1%
Equinor ASA	3		58

Financials – 0.1%
DNB ASA	3		48

Industrials – 0.0%
Orkla ASA	3		22

Materials – 0.0%
Yara International ASA	1		25

Total Norway – 0.3%			$231
Peru

Financials – 0.1%
Credicorp Ltd.	—	*	57

Total Peru – 0.1%			$57
Philippines

Real Estate – 0.0%
Ayala Land, Inc.	53		45
SM Prime Holdings, Inc.	52		40

			85

Total Philippines – 0.0%			$85
Poland

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	2		39

Financials – 0.0%
Bank Pekao S.A.	1		39
PKO Bank Polski S.A.	4		44
Powszechny Zaklad Ubezpieczen S.A.	4		38

			121

Total Poland – 0.0%			$160

COMMON STOCKS (Continued)	Shares		Value
Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	1		$23

Utilities – 0.0%
EDP - Energias de Portugal S.A.	11		44

Total Portugal – 0.0%			$67
Russia

Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		26

Energy – 0.5%
OAO Novatek GDR	—	*	60
Open Joint Stock Co. Gazprom ADR	14		62
PJSC LUKOIL ADR	2		163
Tatneft PJSC	1		59

			344

Financials – 0.1%
Sberbank of Russia PJSC ADR	10		136

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	3		56

Total Russia – 0.7%			$562
Singapore

Communication Services – 0.1%
Singapore Telecommunications Ltd.	24		53

Financials – 0.4%
DBS Group Holdings Ltd.	5		95
Oversea-Chinese Banking Corp. Ltd.	9		75
Singapore Exchange Ltd.	10		52
United Overseas Bank Ltd.	4		74

			296

Industrials – 0.0%
Keppel Corp. Ltd.	5		24

Real Estate – 0.2%
Ascendas Real Estate Investment Trust	19		41
CapitaLand Ltd.	19		52
Suntec	30		43
UOL Group Ltd.	5		28

			164

Total Singapore – 0.7%			$537
South Africa

Communication Services – 0.3%
MTN Group Ltd. (B)	4		27
Naspers Ltd., Class N	2		242
Vodacom Group Ltd.	2		17

			286

Consumer Discretionary – 0.0%
Woolworths Holdings Ltd.	5		16

2019	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 0.0%
Bid Corp. Ltd. (B)	1		$23
Shoprite Holdings Ltd.	1		16
Tiger Brands Ltd.	1		15

			54

Financials – 0.1%
Absa Group Ltd.	2		24
FirstRand Ltd. (B)	10		43
Investec plc	3		16
Old Mutual plc	11		17
Remgro Ltd.	2		26
Sanlam Ltd. (B)	7		34
Standard Bank Group Ltd. (B)	4		47

			207

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		8

Industrials – 0.0%
Bidvest Group Ltd. (The)	1		17

Materials – 0.1%
Mondi plc	1		25
Sasol Ltd.	1		44

			69

Real Estate – 0.0%
Growthpoint Properties Ltd.	12		20
Redefine Properties Ltd.	24		16

			36

Total South Africa – 0.5%			$693
South Korea

Communication Services – 0.0%
Naver Corp.	—	*	10

Consumer Discretionary – 0.2%
Hyundai Mobis	—	*	37
Hyundai Motor Co.	1		56
Kia Motors Corp.	1		39
LG Electronics, Inc.	—	*	21

			153

Consumer Staples – 0.1%
Amorepacific Corp.	—	*	20
Korea Tobacco & Ginseng Corp.	1		46
LG Household & Health Care Ltd.	—	*	45

			111

Energy – 0.0%
SK Energy Co. Ltd.	—	*	36

Financials – 0.3%
Hana Financial Group, Inc.	1		34
KB Financial Group, Inc.	1		47
Samsung Fire & Marine Insurance Co. Ltd.	—	*	49
Samsung Life Insurance Co. Ltd.	—	*	24
Shinhan Financial Group Co. Ltd.	2		57
Woori Finance Holdings Co. Ltd.	2		28

			239

COMMON STOCKS (Continued)	Shares		Value
Health Care – 0.0%
Celltrion, Inc. (A)	—	*	$34

Industrials – 0.0%
LG Corp.	1		38
Samsung C&T Corp.	—	*	30

			68

Information Technology – 0.5%
LG Display Co. Ltd.	1		20
Samsung Electro-Mechanics Co. Ltd.	—	*	18
Samsung Electronics Co. Ltd.	10		410
Samsung SDI Co. Ltd.	—	*	34
Samsung SDS Co. Ltd.	—	*	24
SK C&C Co. Ltd.	—	*	28
SK hynix, Inc.	1		91

			625

Materials – 0.2%
LG Chem Ltd.	—	*	49
Lotte Chemical Corp.	—	*	19
POSCO	—	*	51

			119

Utilities – 0.0%
Korea Electric Power Corp.	1		31

Total South Korea – 1.3%			$1,426
Spain

Communication Services – 0.1%
Telefonica S.A.	12		98

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3		81

Energy – 0.1%
Repsol YPF S.A.	3		51

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A. (B)	16		93
Banco de Sabadell S.A.	16		16
Banco Santander S.A.	38		177
Bankinter S.A.	3		22
CaixaBank S.A.	11		34

			342

Health Care – 0.0%
Grifols S.A.	1		33

Industrials – 0.1%
Aena S.A.	—	*	39
Ferrovial S.A.	1		35

			74

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		87

Utilities – 0.1%
Enagas S.A.	2		47
Iberdrola S.A.	15		128

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Natural Energy Group S.A.	1		$29
Red Electrica Corp. S.A.	2		45

			249

Total Spain – 0.9%			$1,015
Sweden

Communication Services – 0.0%
TeliaSonera AB	9		40

Consumer Discretionary – 0.0%
Autoliv, Inc.	—	*	16
H & M Hennes & Mauritz AB	3		45

			61

Consumer Staples – 0.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		53
Swedish Match AB	1		40

			93

Financials – 0.0%
Investor AB, B Shares	1		46
Skandinaviska Enskilda Banken AB, Series A (B)	5		40
Svenska Handelsbanken AB, Class A (B)	4		43
Swedbank AB (B)	2		33

			162

Industrials – 0.3%
AB Volvo, Class B	4		59
Alfa Laval AB	1		25
Assa Abloy AB, Class B	2		52
Atlas Copco AB, Class A	3		73
Sandvik AB	3		52

			261

Information Technology – 0.1%
Hexagon AB, Class B	1		31
Telefonaktiebolaget LM Ericsson, B Shares (B)	9		78

			109

Materials – 0.0%
Boliden AB	1		28

Total Sweden – 0.5%			$754
Switzerland

Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	26

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		96
Swatch Group Ltd. (The), Bearer Shares	—	*	26

			122

18	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 0.7%
Nestle S.A., Registered Shares	7		$655

Financials – 0.5%
ACE Ltd.	1		142
Credit Suisse Group AG, Registered Shares	6		75
Julius Baer Group Ltd.	1		22
Partners Group Holding AG	—	*	31
Swiss Life Holding Zurich	—	*	40
Swiss Re Ltd.	1		78
UBS Group AG	9		107
Zurich Financial Services, Registered Shares	—	*	103

			598

Health Care – 1.1%
Givaudan S.A., Registered Shares	—	*	59
Lonza Group Ltd., Registered Shares	—	*	60
Novartis AG, Registered Shares	5		475
Roche Holdings AG, Genusscheine	2		449
Sonova Holding AG	—	*	31

			1,074

Industrials – 0.3%
ABB Ltd.	5		87
Adecco S.A.	1		30
Ferguson plc	1		54
Geberit AG, Registered	—	*	55
Schindler Holding AG	—	*	22
SGS S.A.	—	*	45

			293

Information Technology – 0.0%
STMicroelectronics N.V.	2		27

Materials – 0.2%
Clariant Ltd., Registered Shares (A)	1		22
Glencore International plc	29		121
LafargeHolcim Ltd.	1		54
Sika AG	—	*	1

			198

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	27

Total Switzerland – 2.9%			$3,020
Taiwan

Communication Services – 0.1%
Chunghwa Telecom Co. Ltd.	13		47

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	19		46

Financials – 0.3%
Cathay Financial Holding Co. Ltd.	30		44
Chailease Holding Co. Ltd.	10		40
China Development Financial Holding Corp.	100		33
Chinatrust Financial Holding Co. Ltd.	68		45

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Fubon Financial Holding Co. Ltd.	28		$42
Mega Financial Holding Co.	52		47
Yuanta Financial Holdings Co. Ltd.	82		47

			298

Information Technology – 0.7%
Advanced Semiconductor Engineering, Inc.	13		29
Asustek Computer, Inc.	3		20
Delta Electronics, Inc.	10		51
Hon Hai Precision Industry Co. Ltd.	42		99
Largan Precision Co. Ltd.	—	*	44
MediaTek, Inc.	5		43
Taiwan Semiconductor Manufacturing Co. Ltd.	57		455
United Microelectronics Corp.	52		20

			761

Materials – 0.3%
China Steel Corp.	53		43
Formosa Chemicals & Fiber Corp.	12		43
Formosa Plastics Corp.	14		50
Nan Ya Plastics Corp.	18		46
Taiwan Cement Corp.	21		28

			210

Total Taiwan – 1.5%			$1,362
Thailand

Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	6		32

Consumer Staples – 0.0%
CP ALL plc	17		39

Energy – 0.0%
PTT Public Co. Ltd.	30		45

Financials – 0.0%
Kasikornbank Public Co. Ltd.	7		39
Siam Commercial Bank Public Co. Ltd.	9		37

			76

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20		43

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	11		23

Total Thailand – 0.1%			$258
United Kingdom

Communication Services – 0.2%
BT Group plc	25		71
ITV plc	12		20
Pearson plc	3		27
Vodafone Group plc	62		113
WPP Group plc	4		37

			268

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary – 0.3%
Aptiv plc	1		$51
Barratt Developments plc	4		28
Burberry Group plc	1		33
Capri Holdings Ltd. (A)	—	*	19
Compass Group plc	4		96
Fiat S.p.A.	2		36
InterContinental Hotels Group plc	1		42
NEXT plc	—	*	31
Persimmon plc	1		24
Taylor Wimpey plc	12		27
Whitbread plc	1		46

			433

Consumer Staples – 1.1%
Associated British Foods plc	1		33
British American Tobacco plc	5		217
Diageo plc	6		230
Imperial Tobacco Group plc	3		91
Reckitt Benckiser Group plc	2		134
Tesco plc	23		70
Unilever N.V., Certicaaten Van Aandelen	3		200
Unilever plc	3		157

			1,132

Energy – 0.3%
BP plc	47		341
FMC Technologies, Inc.	1		29

			370

Financials – 1.2%
3i Group plc	3		41
Aviva plc	9		47
Barclays plc	43		86
HSBC Holdings plc	45		366
Legal & General Group plc	13		48
Lloyds Banking Group plc	168		136
London Stock Exchange Group plc, New Ordinary Shares	1		41
Prudential plc	6		116
Royal Bank of Scotland Group plc (The)	9		28
Standard Chartered plc	7		52
Standard Life Aberdeen plc	6		20
Willis Towers Watson plc	—	*	60

			1,041

Health Care – 0.4%
AstraZeneca plc	3		233
GlaxoSmithKline plc	12		241
NMC Health plc	1		18
Smith & Nephew plc	2		44

			536

Industrials – 0.3%
Allegion plc	—	*	31
Ashtead Group plc	1		34
BAE Systems plc	8		49
Bunzl plc	1		42
Experian plc	2		64
IHS Markit Ltd. (A)	1		49
Intertek Group plc	1		37

2019	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Melrose Industries plc	12		$30
RELX plc	4		90
Rolls-Royce Group plc	185		47
Smiths Group plc	2		29
Weir Group plc (The)	1		18

			520

Materials – 0.7%
Anglo American plc	3		73
Croda International plc	1		42
Johnson Matthey plc	1		30
Praxair, Inc.	1		207
Rio Tinto Ltd.	1		61
Rio Tinto plc	3		161

			574

Real Estate – 0.0%
Land Securities Group plc	2		27

Utilities – 0.2%
Centrica plc	20		30
National Grid plc	9		100
SSE plc	3		49
United Utilities Group plc	4		40

			219

Total United Kingdom – 4.7%			$5,120
United States

Communication Services – 5.7%
Activision Blizzard, Inc.	2		82
Alphabet, Inc., Class A (A)	1		793
Alphabet, Inc., Class C (A)	1		837
AT&T, Inc.	16		513
CBS Corp., Class B	1		45
CenturyLink, Inc.	3		32
Charter Communications, Inc., Class A (A)	—	*	137
Comcast Corp., Class A	11		429
Discovery, Inc. (A)	2		39
Electronic Arts, Inc. (A)	1		71
Facebook, Inc., Class A (A)	5		898
Fox Corp., Class A (A)	1		34
Fox Corp., Class B (A)	—	*	11
IAC/InterActiveCorp (A)	—	*	48
Interpublic Group of Cos., Inc. (The)	1		24
Liberty Global, Inc., Series C (A)	2		45
MetroPCS Communications, Inc. (A)	1		55
Netflix, Inc. (A)	1		342
Omnicom Group, Inc.	1		45
SBA Communications Corp. (A)	—	*	63
Sirius XM Holdings, Inc.	5		26
Take-Two Interactive Software, Inc. (A)	—	*	32
Twitter, Inc. (A)	2		55
Verizon Communications, Inc.	9		545
Viacom, Inc., Class B	1		32
Walt Disney Co. (The)	4		456

			5,689

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary – 5.7%
Advance Auto Parts, Inc.	—	*	$37
Amazon.com, Inc. (A)	1		1,647
AutoZone, Inc. (A)	—	*	89
Best Buy Co., Inc.	1		52
Booking Holdings, Inc. (A)	—	*	190
BorgWarner, Inc.	1		25
CarMax, Inc. (A)	1		37
Carnival Corp.	1		46
Carnival plc	—	*	16
Chipotle Mexican Grill, Inc., Class A (A)	—	*	50
Coach, Inc.	1		23
D.R. Horton, Inc.	1		39
Darden Restaurants, Inc.	—	*	42
Dollar General Corp.	1		84
Dollar Tree, Inc. (A)	1		64
Domino’s Pizza, Inc.	—	*	26
eBay, Inc.	3		94
Expedia, Inc.	—	*	41
Ford Motor Co.	8		67
General Motors Co.	3		102
Genuine Parts Co.	—	*	52
Home Depot, Inc. (The)	3		508
Las Vegas Sands, Inc.	1		57
Lear Corp.	—	*	25
Leggett & Platt, Inc.	1		29
Lennar Corp.	1		37
Limited Brands, Inc.	1		19
LKQ Corp. (A)	1		32
Lowe’s Co., Inc.	2		191
Macy’s, Inc.	1		22
Marriott International, Inc., Class A	1		91
McDonalds Corp.	2		324
MGM Resorts International	2		39
Mohawk Industries, Inc. (A)	—	*	21
Newell Rubbermaid, Inc.	1		22
NIKE, Inc., Class B	3		245
NVR, Inc. (A)	—	*	25
O’Reilly Automotive, Inc. (A)	—	*	90
Phillips-Van Heusen Corp.	—	*	22
Pulte Homes, Inc.	1		22
Ross Stores, Inc.	1		91
Royal Caribbean Cruises Ltd.	—	*	52
Starbucks Corp.	3		220
TAL Education Group ADR (A)	1		30
Target Corp.	1		104
Tesla Motors, Inc. (A)	—	*	93
Tiffany & Co.	—	*	25
TJX Cos., Inc. (The)	3		139
Tractor Supply Co.	—	*	39
Ulta Beauty, Inc. (A)	—	*	53
V.F. Corp.	1		68
Vail Resorts, Inc.	—	*	23
Whirlpool Corp.	—	*	28
Wynn Resorts Ltd.	—	*	27
YUM! Brands, Inc.	1		78

			5,714

Consumer Staples – 4.2%
Altria Group, Inc.	4		245
Archer Daniels Midland Co.	1		50
Brown-Forman Corp., Class B (B)	1		41
Bunge Ltd.	—	*	17

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples (Continued)
Campbell Soup Co.	1		$25
Church & Dwight Co., Inc.	1		53
Clorox Co. (The)	—	*	59
Coca-Cola Co. (The)	9		417
Colgate-Palmolive Co.	2		135
ConAgra Foods, Inc.	1		32
Constellation Brands, Inc.	—	*	66
Costco Wholesale Corp.	1		241
CVS Caremark Corp.	2		130
Estee Lauder Co., Inc. (The), Class A	1		91
General Mills, Inc.	1		77
Hershey Foods Corp.	—	*	49
Hormel Foods Corp. (B)	1		35
Ingredion, Inc.	—	*	24
J.M. Smucker Co. (The)	—	*	41
Kellogg Co.	1		40
Kimberly-Clark Corp.	1		106
Kraft Foods Group, Inc.	1		46
Kroger Co. (The)	2		57
McCormick & Co., Inc.	—	*	54
Molson Coors Brewing Co., Class B	1		36
Mondelez International, Inc., Class A	3		168
Monster Beverage Corp. (A)	1		63
PepsiCo, Inc.	3		383
Philip Morris International, Inc.	4		315
Procter & Gamble Co. (The)	6		580
Sysco Corp.	1		79
Tyson Foods, Inc.	1		45
Walgreen Co.	2		124
Wal-Mart Stores, Inc.	3		326

			4,250

Energy – 3.0%
Anadarko Petroleum Corp.	1		60
Apache Corp.	1		38
Baker Hughes, Inc.	1		28
Cabot Oil & Gas Corp.	1		36
CF Industries Holdings, Inc.	1		29
Cheniere Energy, Inc. (A)	1		36
Chevron Corp.	4		525
Cimarex Energy Co.	—	*	22
Concho Resources, Inc.	—	*	45
ConocoPhillips	3		181
Devon Energy Corp.	1		43
Diamondback Energy, Inc.	—	*	30
EOG Resources, Inc.	1		130
Exxon Mobil Corp.	10		773
Halliburton Co.	2		62
Helmerich & Payne, Inc.	—	*	20
Hess Corp.	1		50
HollyFrontier Corp.	—	*	20
Kinder Morgan, Inc.	5		95
Marathon Oil Corp.	2		42
Marathon Petroleum Corp.	1		66
National Oilwell Varco, Inc.	1		27
Noble Energy, Inc.	1		30
Occidental Petroleum Corp.	2		116
ONEOK, Inc.	1		72
Phillips 66	1		93
Pioneer Natural Resources Co.	—	*	67
Schlumberger Ltd.	3		147
Targa Resources Corp.	1		27

20	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy (Continued)
Valero Energy Corp.	1		$88
Williams Co., Inc. (The)	2		58

			3,056

Financials – 6.7%
Affiliated Managers Group, Inc.	—	*	20
Aflac, Inc.	2		82
AGNC Investment Corp.	2		37
Alleghany Corp. (A)	—	*	40
Allstate Corp. (The)	1		69
Ally Financial, Inc.	1		26
American Express Co.	1		161
American International Group, Inc.	2		95
Ameriprise Financial, Inc.	—	*	47
Annaly Capital Management, Inc.	3		33
Aon plc	1		97
Arthur J. Gallagher & Co.	1		39
Bank of America Corp.	22		603
Bank of New York Mellon Corp. (The)	2		105
BB&T Corp.	2		87
Berkshire Hathaway, Inc., Class B (A)	3		564
BlackRock, Inc., Class A	—	*	108
Capital One Financial Corp.	1		92
Charles Schwab Corp. (The)	3		122
Chicago Board Options Exchange, Inc.	—	*	34
Cincinnati Financial Corp.	1		47
Citigroup, Inc.	6		356
Citizens Financial Group, Inc.	1		40
CME Group, Inc.	1		118
Comerica, Inc.	—	*	34
Discover Financial Services	1		56
E*TRADE Financial Corp.	1		28
Fidelity National Information Services, Inc.	1		78
Fifth Third Bancorp	2		39
First Republic Bank	—	*	42
FNF Group	1		37
Franklin Resources, Inc.	1		31
Goldman Sachs Group, Inc. (The)	1		150
Hartford Financial Services Group, Inc. (The)	1		42
Huntington Bancshares, Inc.	3		35
Intercontinental Exchange, Inc.	1		94
Invesco Ltd.	1		25
JPMorgan Chase & Co.	8		771
KeyCorp	3		40
Lincoln National Corp.	1		35
Loews Corp.	1		38
M&T Bank Corp.	—	*	53
Markel Corp. (A)	—	*	37
Marsh & McLennan Cos., Inc.	1		102
MetLife, Inc.	2		88
Moody’s Corp.	—	*	65
Morgan Stanley	3		121
MSCI, Inc., Class A	—	*	50
NASDAQ, Inc.	—	*	24
Northern Trust Corp.	1		48
PNC Financial Services Group, Inc. (The)	1		128
Principal Financial Group, Inc.	1		42
Progressive Corp. (The)	1		92

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Prudential Financial, Inc.	1		$96
Raymond James Financial, Inc.	—	*	28
Regions Financial Corp.	3		38
S&P Global, Inc.	—	*	105
State Street Corp.	1		53
SunTrust Banks, Inc.	1		60
SVB Financial Group (A)	—	*	28
Synchrony Financial	2		52
T. Rowe Price Group, Inc.	1		58
TD Ameritrade Holding Corp.	1		31
Travelers Co., Inc. (The)	1		91
U.S. Bancorp	3		156
Unum Group	1		27
Wells Fargo & Co.	11		511
Zions Bancorporation	—	*	22

			6,803

Health Care – 7.6%
Abbott Laboratories	4		299
AbbVie, Inc.	4		302
Abiomed, Inc. (A)	—	*	34
Agilent Technologies, Inc.	1		72
Alexion Pharmaceuticals, Inc. (A)	1		77
Align Technology, Inc. (A)	—	*	53
Allergan plc	1		119
Alnylam Pharmaceuticals, Inc. (A)	—	*	23
AmerisourceBergen Corp.	—	*	37
Amgen, Inc.	2		291
Anthem, Inc.	1		173
Baxter International, Inc.	1		95
Becton Dickinson & Co.	1		153
Biogen, Inc. (A)	—	*	115
BioMarin Pharmaceutical, Inc. (A)	1		46
Boston Scientific Corp. (A)	3		123
Bristol-Myers Squibb Co.	4		178
Cardinal Health, Inc.	1		45
Celgene Corp. (A)	2		164
Centene Corp. (A)	1		55
Cerner Corp. (A)	1		46
Cigna Corp.	1		96
Cooper Cos., Inc. (The)	—	*	43
Da Vita, Inc. (A)	1		28
Danaher Corp.	1		170
Dentsply Sirona, Inc.	1		36
Edwards Lifesciences Corp. (A)	—	*	94
Eli Lilly and Co.	2		282
Gilead Sciences, Inc.	3		196
HCA Holdings, Inc.	1		98
Henry Schein, Inc. (A)	1		32
Hologic, Inc. (A)	1		46
Humana, Inc.	—	*	92
IDEXX Laboratories, Inc. (A)	—	*	53
Illumina, Inc. (A)	—	*	106
Incyte Corp. (A)	1		44
Intuitive Surgical, Inc. (A)	—	*	153
Johnson & Johnson	6		847
Laboratory Corp. of America Holdings (A)	—	*	44
McKesson Corp.	1		58
Merck & Co., Inc.	6		505
Mettler-Toledo International, Inc. (A)	—	*	55
Mylan, Inc. (A)	1		39
Nektar Therapeutics (A)	—	*	13

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Perrigo Co. Ltd.	—	*	$18
Pfizer, Inc.	13		548
Quest Diagnostics, Inc.	—	*	42
Quintiles Transnational Holdings, Inc. (A)	—	*	59
Regeneron Pharmaceuticals, Inc. (A)	—	*	89
ResMed, Inc.	—	*	44
Stryker Corp.	1		139
Teleflex, Inc.	—	*	45
Thermo Fisher Scientific, Inc.	1		242
UnitedHealth Group, Inc.	2		543
Universal Health Services, Inc., Class B	—	*	43
Varian Medical Systems, Inc. (A)	—	*	33
Veeva Systems, Inc., Class A (A)	—	*	51
Vertex Pharmaceuticals, Inc. (A)	1		115
Waters Corp. (A)	—	*	58
Zimmer Holdings, Inc.	—	*	61
Zoetis, Inc.	1		119

			7,879

Industrials – 5.4%
3M Co.	1		286
A. O. Smith Corp.	—	*	25
AMETEK, Inc.	1		47
Arconic, Inc.	1		27
Boeing Co. (The)	1		490
C.H. Robinson Worldwide, Inc.	—	*	34
Caterpillar, Inc.	1		186
Cintas Corp.	—	*	48
Copart, Inc. (A)	1		45
CoStar Group, Inc. (A)	—	*	49
CSX Corp.	2		150
Cummins, Inc.	—	*	63
Deere & Co.	1		116
Dover Corp.	—	*	39
Eaton Corp.	1		83
Emerson Electric Co.	1		98
Equifax, Inc.	—	*	46
Expeditors International of Washington, Inc.	1		42
Fastenal Co.	1		52
FedEx Corp.	1		107
Fluor Corp.	1		20
Fortive Corp.	1		65
Fortune Brands Home & Security, Inc.	1		31
General Dynamics Corp.	1		94
General Electric Co.	21		211
Harris Corp.	—	*	52
HD Supply Holdings, Inc. (A)	1		31
Honeywell International, Inc.	2		250
Huntington Ingalls Industries, Inc.	—	*	25
IDEX Corp.	—	*	45
Illinois Tool Works, Inc.	1		101
Ingersoll-Rand plc	1		61
J.B. Hunt Transport Services, Inc.	—	*	29
Johnson Controls, Inc.	2		89
L3 Technologies, Inc.	—	*	39
Lennox International, Inc.	—	*	45
Lockheed Martin Corp.	1		170
Masco Corp.	1		44
Nielsen Holdings plc	1		24

2019	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Norfolk Southern Corp.	1		$125
Northrop Grumman Corp.	—	*	96
Old Dominion Freight Line, Inc.	—	*	26
Owens Corning	—	*	17
PACCAR, Inc.	1		62
Parker Hannifin Corp.	—	*	62
Raytheon Co.	1		115
Republic Services, Inc., Class A	1		44
Rockwell Automation, Inc.	—	*	57
Roper Industries, Inc.	—	*	77
Sensata Technologies Holding N.V. (A)	1		27
Spirit AeroSystems Holdings, Inc.	—	*	37
Stanley Black & Decker, Inc.	—	*	52
Textron, Inc.	1		31
TransDigm Group, Inc. (A)	—	*	61
TransUnion	—	*	29
Union Pacific Corp.	2		297
United Parcel Service, Inc., Class B	2		178
United Rentals, Inc. (A)	—	*	29
United Technologies Corp.	2		215
Verisk Analytics, Inc., Class A	—	*	52
W.W. Grainger, Inc.	—	*	40
Waste Connections, Inc.	1		66
Waste Management, Inc.	1		101
Westinghouse Air Brake Technologies Corp.	—	*	26
XPO Logistics, Inc. (A) (B)	—	*	17
Xylem, Inc.	1		44

			5,442

Information Technology – 11.8%
Adobe, Inc. (A)	1		291
Advanced Micro Devices, Inc. (A)	2		59
Akamai Technologies, Inc. (A)	—	*	34
Alliance Data Systems Corp.	—	*	25
Amphenol Corp., Class A	1		69
Analog Devices, Inc.	1		94
ANSYS, Inc. (A)	—	*	47
Apple, Inc.	11		2,092
Applied Materials, Inc.	2		98
Arista Networks, Inc. (A)	—	*	44
Autodesk, Inc. (A)	1		90
Automatic Data Processing, Inc.	1		154
Broadcom Corp., Class A	1		272
Broadridge Financial Solutions, Inc.	—	*	26
Cadence Design Systems, Inc. (A)	1		54
CDW Corp.	—	*	36
Cisco Systems, Inc.	11		584
Citrix Systems, Inc.	—	*	44
Cognizant Technology Solutions Corp., Class A	1		94
Computer Sciences Corp.	1		39
Corning, Inc.	2		71
Dell Technologies, Inc., Class V (A)	1		30
F5 Networks, Inc. (A)	—	*	22
Fiserv, Inc. (A)	1		81
FleetCor Technologies, Inc. (A)	—	*	56
Garter, Inc., Class A (A)	—	*	45
Global Payments, Inc.	—	*	54
GoDaddy, Inc., Class A (A)	—	*	31
Hewlett Packard Enterprise Co.	4		62
Hewlett-Packard Co.	4		76

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
Intel Corp.	11		$565
International Business Machines Corp.	2		284
Intuit, Inc.	—	*	127
IPG Photonics Corp. (A)	—	*	16
Keysight Technologies, Inc. (A)	1		57
KLA-Tencor Corp.	—	*	50
Lam Research Corp.	—	*	73
Marvell Technology Group Ltd.	1		23
MasterCard, Inc., Class A	2		480
Maxim Integrated Products, Inc.	1		41
Microchip Technology, Inc. (B)	1		50
Micron Technology, Inc. (A)	2		101
Microsoft Corp.	16		1,909
Motorola, Inc.	—	*	58
NetApp, Inc.	1		50
NVIDIA Corp.	1		233
ON Semiconductor Corp. (A)	1		24
Oracle Corp.	7		379
Palo Alto Networks, Inc. (A)	—	*	58
Paychex, Inc.	1		54
PayPal, Inc. (A)	3		272
QUALCOMM, Inc.	3		192
Red Hat, Inc. (A)	—	*	86
RF Micro Devices, Inc. (A)	—	*	27
salesforce.com, Inc. (A)	2		242
Seagate Technology	1		34
ServiceNow, Inc. (A)	—	*	105
Skyworks Solutions, Inc.	—	*	39
Splunk, Inc. (A)	—	*	52
Square, Inc., Class A (A)	1		57
SS&C Technologies Holdings, Inc.	1		41
Symantec Corp.	2		44
Synopsys, Inc. (A)	—	*	48
TE Connectivity Ltd.	1		69
Texas Instruments, Inc.	2		235
Total System Services, Inc.	—	*	41
Trimble Navigation Ltd. (A)	1		39
VeriSign, Inc. (A)	—	*	56
Visa, Inc., Class A	4		598
VMware, Inc., Class A	—	*	40
Western Digital Corp.	1		31
Western Union Co. (The)	1		26
Workday, Inc., Class A (A)	—	*	75
Worldpay, Inc. (A)	1		94
Xilinx, Inc.	1		93

			12,042

Materials – 1.4%
Air Products and Chemicals, Inc.	—	*	95
Albemarle Corp.	—	*	34
Avery Dennison Corp.	—	*	38
Ball Corp.	1		56
Celanese Corp., Series A	—	*	39
Chemours Co. (The)	1		19
Dow Chemical Co. (The)	5		286
Eastman Chemical Co.	—	*	23
Ecolab, Inc.	1		95
FMC Corp.	—	*	36
Freeport-McMoRan Copper & Gold, Inc., Class B	3		41
International Flavors & Fragrances, Inc.	—	*	34

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
International Paper Co.	1		$45
LyondellBasell Industries N.V., Class A	1		63
Martin Marietta Materials, Inc.	—	*	30
Newmont Mining Corp.	1		49
Nucor Corp.	1		51
Packaging Corp. of America	—	*	26
PPG Industries, Inc.	1		71
Sealed Air Corp.	1		27
Sherwin-Williams Co. (The)	—	*	86
Steel Dynamics, Inc.	1		22
Vulcan Materials Co.	—	*	43
WestRock Co.	1		25
Weyerhaeuser Co.	1		39

			1,373

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc.	—	*	39
American Tower Corp., Class A	1		196
AvalonBay Communities, Inc.	—	*	60
Boston Properties, Inc.	—	*	46
Brookfield Property REIT, Inc., Class A	1		11
CB Richard Ellis Group, Inc. (A)	1		38
Crown Castle International Corp.	1		116
Digital Realty Trust, Inc.	—	*	58
Duke Realty Corp.	1		27
Equinix, Inc.	—	*	92
Equity Residential	1		58
Essex Property Trust, Inc.	—	*	52
Federal Realty Investment Trust	—	*	40
HCP, Inc.	1		47
Hilton Worldwide Holdings, Inc.	1		56
Host Hotels & Resorts, Inc.	2		35
Mid-America Apartment Communities, Inc.	—	*	36
ProLogis, Inc.	1		78
Public Storage, Inc.	—	*	62
Realty Income Corp.	1		62
Regency Centers Corp.	—	*	32
Simon Property Group, Inc.	1		126
SL Green Realty Corp.	—	*	22
UDR, Inc.	1		37
Ventas, Inc.	1		56
Vornado Realty Trust	1		36
Welltower, Inc.	1		78

			1,596

Utilities – 1.8%
Ameren Corp.	1		39
American Electric Power Co., Inc.	1		85
American Water Works Co., Inc.	—	*	49
CenterPoint Energy, Inc.	1		43
CMS Energy Corp.	1		39
Consolidated Edison, Inc.	1		54
Dominion Energy, Inc.	2		118
DTE Energy Co.	—	*	46
Duke Energy Corp.	1		121
Edison International	1		53
Entergy Corp.	—	*	34
Eversource Energy	1		55
Exelon Corp.	2		93

22	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities (Continued)
FirstEnergy Corp.	1	$53
NextEra Energy, Inc.	1	182
PPL Corp.	2	57
Public Service Enterprise Group, Inc.	1	61
Sempra Energy	1	68
Southern Co. (The)	2	112
WEC Energy Group, Inc.	1	51
Xcel Energy, Inc.	1	59

		1,472

Total United States – 54.9%		$55,316

TOTAL COMMON STOCKS – 99.2%		$101,661
(Cost: $95,503)

PREFERRED STOCKS	Shares	Value
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	1	$86

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	1	70

Total Germany – 0.2%		$156
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2	65

Total South Korea – 0.1%		$65

TOTAL PREFERRED STOCKS – 0.3%		$221
(Cost: $251)

SHORT-TERM SECURITIES	Principal	Value
Money Market Funds – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (D)(E)	$784	$784

TOTAL SHORT-TERM SECURITIES – 0.8%		$784
(Cost: $784)

TOTAL INVESTMENT SECURITIES – 100.3%		$102,666
(Cost: $96,538)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(357)

NET ASSETS – 100.0%		$102,309

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $919 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $250 or 0.2% of net assets.

(D)	Rate shown is the annualized 7-day yield at March 31, 2019.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,076	$2,692	$—
Consumer Discretionary	6,838	3,401	—
Consumer Staples	4,730	3,782	—
Energy	4,122	2,533	—
Financials	9,138	8,053	—
Health Care	8,282	3,580	—
Industrials	5,785	5,098	—
Information Technology	12,785	3,062	—
Materials	2,167	2,787	—
Real Estate	1,748	1,901	—
Utilities	1,619	1,482	—
Total Common Stocks	$63,290	$38,371	$—
Preferred Stocks	—	221	—
Short-Term Securities	784	—	—
Total	$64,074	$38,592	$—

2019	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

Market Sector Diversification

(as a % of net assets)
Financials	16.8%
Information Technology	15.5%
Health Care	11.6%
Industrials	10.6%
Consumer Discretionary	10.1%
Communication Services	8.6%
Consumer Staples	8.4%
Energy	6.5%
Materials	4.8%
Real Estate	3.6%
Utilities	3.0%
Other+	0.5%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Utilities	25.9%
Industrials	18.1%
Financials	15.8%
Consumer Staples	11.5%
Materials	8.3%
Real Estate	6.9%
Health Care	5.2%
Consumer Discretionary	3.3%
Information Technology	3.1%
Communication Services	1.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Sector	Industry
Atrion Corp.	Health Care	Health Care Supplies
South Jersey Industries, Inc.	Utilities	Gas Utilities
Lindsay Corp.	Industrials	Agricultural & Farm Machinery
Spire, Inc.	Utilities	Gas Utilities
Sensient Technologies Corp.	Materials	Specialty Chemicals
Tootsie Roll Industries, Inc.	Consumer Staples	Packaged Foods & Meats
California Water Service Group	Utilities	Water Utilities
Portland General Electric Co.	Utilities	Electric Utilities
Black Hills Corp.	Utilities	Independent Power Producers & Energy Traders
Compass Minerals International, Inc.	Materials	Diversified Metals & Mining

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Publishing – 1.6%
Meredith Corp. (A)	38	$2,126

Total Communication Services – 1.6%		2,126
Consumer Discretionary

Homefurnishing Retail – 1.6%
Aaron Rents, Inc.	41	2,165

Leisure Facilities – 1.7%
International Speedway Corp., Class A	51	2,217

Total Consumer Discretionary – 3.3%		4,382
Consumer Staples

Food Distributors – 1.5%
Andersons, Inc. (The)	61	1,956

Packaged Foods & Meats – 6.8%
Calavo Growers, Inc.	26	2,212
J&J Snack Foods Corp. (A)	15	2,304
Lancaster Colony Corp.	14	2,253
Tootsie Roll Industries, Inc. (A)	63	2,334

		9,103

Tobacco – 3.2%
Universal Corp.	38	2,170
Vector Group Ltd. (A)	190	2,052

		4,222

Total Consumer Staples – 11.5%		15,281
Financials

Life & Health Insurance – 1.4%
American Equity Investment Life Holding Co.	71	1,908

Property & Casualty Insurance – 1.7%
RLI Corp.	32	2,303

Regional Banks – 12.7%
BancFirst Corp.	40	2,079
Bank of Marin Bancorp	51	2,066
Community Bank System, Inc. (A)	35	2,078
First of Long Island Corp. (The)	97	2,116
Southside Bancshares, Inc.	64	2,143
Tompkins Financial Corp.	28	2,122
UMB Financial Corp.	33	2,088
United Bankshares, Inc.	59	2,122

		16,814

Total Financials – 15.8%		21,025
Health Care

Health Care Facilities – 1.6%
National HealthCare Corp.	28	2,113

COMMON STOCKS (Continued)	Shares	Value
Health Care Services – 1.7%
Ensign Group, Inc. (The)	45	$2,306

Health Care Supplies – 1.9%
Atrion Corp.	3	2,510

Total Health Care – 5.2%		6,929
Industrials

Agricultural & Farm Machinery – 1.8%
Lindsay Corp.	24	2,355

Commercial Printing – 1.6%
Brady Corp., Class A	48	2,211

Diversified Support Services – 4.7%
Healthcare Services Group, Inc. (A)	60	1,973
Matthews International Corp.	56	2,086
McGrath RentCorp	38	2,141

		6,200

Environmental & Facilities Services – 1.7%
ABM Industries, Inc.	63	2,279

Industrial Machinery – 4.9%
Franklin Electric Co., Inc.	42	2,141
Gorman-Rupp Co. (The)	66	2,244
Hillenbrand, Inc.	51	2,125

		6,510

Office Services & Supplies – 1.7%
MSA Safety, Inc.	22	2,271

Trading Companies & Distributors – 1.7%
GATX Corp.	29	2,221

Total Industrials – 18.1%		24,047
Information Technology

Data Processing & Outsourced Services – 1.5%
Cass Information Systems, Inc.	43	2,035

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	38	2,099

Total Information Technology – 3.1%		4,134
Materials

Diversified Metals & Mining – 1.7%
Compass Minerals International, Inc.	43	2,318

Specialty Chemicals – 6.6%
H.B. Fuller Co.	44	2,151
Quaker Chemical Corp.	11	2,164
Sensient Technologies Corp.	34	2,337
Stepan Co.	24	2,094

		8,746

Total Materials – 8.3%		11,064

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Health Care REITs – 3.5%
National Health Investors, Inc.	29	$2,271
Universal Health Realty Income Trust	30	2,275

		4,546

Retail REITs – 3.4%
Tanger Factory Outlet Centers, Inc.	108	2,275
Urstadt Biddle Properties, Inc., Class A	109	2,255

		4,530

Total Real Estate – 6.9%		9,076
Utilities

Electric Utilities – 3.5%
ALLETE, Inc.	28	2,273
Portland General Electric Co.	45	2,325

		4,598

Gas Utilities – 10.4%
Chesapeake Utilities Corp.	25	2,267
New Jersey Resources Corp.	46	2,300
Northwest Natural Gas Co.	35	2,283
South Jersey Industries, Inc.	76	2,447
Southwest Gas Corp.	27	2,240
Spire, Inc.	28	2,343

		13,880

Independent Power Producers & Energy Traders – 1.7%
Black Hills Corp.	31	2,324

Multi-Utilities – 3.5%
Avista Corp.	56	2,289
NorthWestern Corp.	33	2,301

		4,590

Water Utilities – 6.8%
California Water Service Group	43	2,333
Connecticut Water Service, Inc.	33	2,298
Middlesex Water Co.	39	2,160
SJW Corp.	37	2,278

		9,069

Total Utilities – 25.9%		34,461

TOTAL COMMON STOCKS – 99.7%		$132,525
(Cost: $123,877)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19 (B)	$68	68

26	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 3.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (C)(D)	$4,248	$4,248

TOTAL SHORT-TERM SECURITIES – 3.3%		$4,316
(Cost: $4,316)

TOTAL INVESTMENT SECURITIES – 103.0%		$136,841
(Cost: $128,193)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0)%		(3,935)

NET ASSETS – 100.0%		$132,906

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,201 are on loan.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$132,525	$—	$—
Short-Term Securities	4,248	68	—
Total	$136,773	$68	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 BOND INDEX FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Bonds	98.7%
Corporate Debt Securities	98.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.3%

Quality Weightings

Investment Grade	98.7%
AAA	3.8%
AA	7.4%
A	41.2%
BBB	46.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Broadcasting – 0.9%
Discovery Communications LLC,
3.950%, 3-20-28	$200	$194
Discovery Communications, Inc.,
5.200%, 9-20-47	200	195
NBCUniversal Media LLC,
4.375%, 4-1-21	560	578

		967

Cable & Satellite – 3.2%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.450%, 10-1-21	200	204
3.000%, 2-1-24	450	452
3.700%, 4-15-24	400	413
3.375%, 8-15-25 (A)	100	101
3.950%, 10-15-25	100	105
3.150%, 3-1-26	300	299
3.550%, 5-1-28	100	101
4.150%, 10-15-28	100	105
4.600%, 10-15-38	350	375
4.000%, 3-1-48	100	98
4.700%, 10-15-48	400	436
4.950%, 10-15-58	200	221
Omnicom Group, Inc., Omnicom Capital, Inc. and Omnicom Finance, Inc.,
3.625%, 5-1-22	150	153
Time Warner, Inc. (GTD by Historic TW, Inc.),
3.800%, 2-15-27	200	199
Viacom, Inc.:
4.375%, 3-15-43	150	134
5.850%, 9-1-43	100	109

		3,505

Integrated Telecommunication Services – 7.5%
AT&T, Inc.:
3.200%, 3-1-22	300	303
3.600%, 2-17-23	110	112
4.450%, 4-1-24	510	534
3.400%, 5-15-25	430	426
4.250%, 3-1-27	255	262
4.100%, 2-15-28	200	202
4.300%, 2-15-30	185	187
4.500%, 5-15-35	290	286
5.250%, 3-1-37	200	211
4.300%, 12-15-42	150	138
4.350%, 6-15-45	300	276
4.750%, 5-15-46	200	196
5.450%, 3-1-47	450	482
4.500%, 3-9-48	382	360
4.550%, 3-9-49	300	284
5.150%, 2-15-50	100	102
Verizon Communications, Inc.:
3.125%, 3-16-22	200	202
5.150%, 9-15-23	472	519
3.500%, 11-1-24	450	461
3.376%, 2-15-25	350	355
2.625%, 8-15-26	150	143
4.125%, 3-16-27	510	534

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
5.250%, 3-16-37	$626	$706
4.862%, 8-21-46	447	478
5.500%, 3-16-47	395	463
5.012%, 4-15-49	105	115

		8,337

Interactive Media & Services – 0.1%
Alphabet, Inc.,
1.998%, 8-15-26	120	114

Movies & Entertainment – 0.1%
Walt Disney Co. (The),
4.125%, 6-1-44	150	160

Total Communication Services – 11.8%		13,083
Consumer Discretionary

Automobile Manufacturers – 1.8%
Ford Motor Co.:
4.346%, 12-8-26	550	511
7.450%, 7-16-31	150	160
4.750%, 1-15-43	350	275
5.291%, 12-8-46	300	251
General Motors Co.:
4.875%, 10-2-23	531	553
5.200%, 4-1-45	200	179

		1,929

General Merchandise Stores – 0.3%
Dollar Tree, Inc.,
3.700%, 5-15-23	150	152
Target Corp.,
3.900%, 11-15-47	200	198

		350

Home Improvement Retail – 0.8%
Home Depot, Inc. (The):
5.875%, 12-16-36	300	378
4.500%, 12-6-48	170	189
Lowe’s Co., Inc.:
3.700%, 4-15-46	183	162
4.050%, 5-3-47	150	141

		870

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.:
2.800%, 8-22-24	400	401
3.150%, 8-22-27	200	201
3.875%, 8-22-37	400	418
4.250%, 8-22-57	150	162
eBay, Inc.,
3.600%, 6-5-27	150	146

		1,328

Restaurants – 0.9%
McDonalds Corp.:
2.625%, 1-15-22	300	300
3.350%, 4-1-23	110	112
4.450%, 9-1-48	200	205

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Restaurants (Continued)
Starbucks Corp.:
3.800%, 8-15-25	$200	$207
4.000%, 11-15-28 (A)	200	209

		1,033

Total Consumer Discretionary – 5.0%		5,510
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	142
4.200%, 7-15-46	107	95

		237

Distillers & Vintners – 0.1%
Constellation Brands, Inc.,
4.250%, 5-1-23	150	157

Drug Retail – 2.9%
CVS Caremark Corp.,
3.875%, 7-20-25	325	329
CVS Health Corp.:
2.800%, 7-20-20	200	200
3.350%, 3-9-21	500	504
2.125%, 6-1-21	386	379
3.500%, 7-20-22	150	152
4.100%, 3-25-25	660	678
4.300%, 3-25-28	430	436
4.780%, 3-25-38	175	174
5.050%, 3-25-48	375	378

		3,230

Food Retail – 0.1%
Kroger Co. (The),
4.450%, 2-1-47 (A)	100	91

Household Products – 0.1%
Procter & Gamble Co. (The),
1.700%, 11-3-21	150	147

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.,
3.000%, 5-18-27	105	105
Wal-Mart Stores, Inc.:
1.900%, 12-15-20	100	99
2.550%, 4-11-23	377	377
3.625%, 12-15-47	100	99
Walmart, Inc.:
3.400%, 6-26-23	250	258
3.700%, 6-26-28	133	140
3.950%, 6-28-38	250	263

		1,341

Packaged Foods & Meats – 2.0%
Campbell Soup Co.,
3.950%, 3-15-25	240	242
Conagra Brands, Inc.:
4.300%, 5-1-24	150	155
5.400%, 11-1-48	250	252

2019	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
General Mills, Inc.,
3.700%, 10-17-23	$290	$297
Kraft Heinz Foods Co.:
3.500%, 6-6-22	150	152
4.000%, 6-15-23	300	309
3.950%, 7-15-25	150	151
3.000%, 6-1-26	120	112
4.375%, 6-1-46	470	408
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
3.550%, 6-2-27	100	99

		2,177

Soft Drinks – 1.1%
Coca-Cola Co. (The):
1.875%, 10-27-20	250	248
2.875%, 10-27-25	250	251
PepsiCo, Inc.:
3.000%, 10-15-27	200	199
4.450%, 4-14-46	250	279
3.450%, 10-6-46	270	260

		1,237

Tobacco – 1.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8-9-22	200	200
3.800%, 2-14-24	100	102
4.400%, 2-14-26	100	103
4.800%, 2-14-29	200	206
3.875%, 9-16-46	300	247
Philip Morris International, Inc.,
6.375%, 5-16-38	250	310

		1,168

Total Consumer Staples – 8.8%		9,785
Energy

Integrated Oil & Gas – 0.7%
Chevron Corp.:
2.355%, 12-5-22	200	199
2.954%, 5-16-26	340	342
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11-15-44(A)	250	275

		816

Oil & Gas Equipment & Services – 0.8%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
4.080%, 12-15-47	450	412
Halliburton Co.,
5.000%, 11-15-45	250	266
National Oilwell Varco, Inc.,
2.600%, 12-1-22	100	98
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.650%, 12-1-23	100	104

		880

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 1.7%
Apache Corp.,
4.375%, 10-15-28	$200	$202
Cimarex Energy Co.,
3.900%, 5-15-27	150	150
Concho Resources, Inc.,
4.300%, 8-15-28	125	129
ConocoPhillips Co. (GTD by ConocoPhillips):
4.950%, 3-15-26	150	167
6.500%, 2-1-39	130	176
EOG Resources, Inc.,
2.625%, 3-15-23	100	99
Exxon Mobil Corp.:
2.222%, 3-1-21	150	150
3.043%, 3-1-26	280	284
4.114%, 3-1-46	208	225
Noble Energy, Inc.,
5.050%, 11-15-44	100	99
Occidental Petroleum Corp.,
4.200%, 3-15-48	195	203

		1,884

Oil & Gas Refining & Marketing – 0.1%
Valero Energy Corp.,
3.400%, 9-15-26	150	147

Oil & Gas Storage & Transportation – 1.5%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	264
5.550%, 6-1-45	200	219
MPLX L.P.:
4.000%, 3-15-28	180	179
4.500%, 4-15-38	285	271
4.700%, 4-15-48	140	134
5.500%, 2-15-49	140	150
Williams Co., Inc. (The),
4.550%, 6-24-24	100	105
Williams Partners L.P.:
4.300%, 3-4-24	160	167
3.750%, 6-15-27	110	109

		1,598

Total Energy – 4.8%		5,325
Financials

Asset Management & Custody Banks – 0.1%
State Street Corp.,
2.550%, 8-18-20	100	100

Consumer Finance – 4.4%
American Express Co.,
3.400%, 2-27-23	250	254
American Express Credit Corp.:
2.375%, 5-26-20	460	459
3.700%, 11-5-21	150	153
2.700%, 3-3-22	200	200
4.200%, 11-6-25	150	159
3.300%, 5-3-27	204	207
Capital One Financial Corp.:
3.200%, 1-30-23	300	300
3.750%, 7-28-26	643	627

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Discover Bank,
3.100%, 6-4-20	$250	$250
Ford Motor Credit Co. LLC:
5.596%, 1-7-22	200	206
3.664%, 9-8-24	200	184
3.815%, 11-2-27 (A)	500	436
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-13-20	331	332
4.200%, 11-6-21	175	178
3.150%, 6-30-22	300	297
5.100%, 1-17-24	175	182
4.350%, 1-17-27	160	156
Synchrony Financial:
4.250%, 8-15-24	115	116
3.950%, 12-1-27	150	142

		4,838

Diversified Banks – 8.6%
Bank of America Corp.:
2.151%, 11-9-20	161	159
3.300%, 1-11-23	240	243
4.125%, 1-22-24	130	136
4.200%, 8-26-24	402	416
3.950%, 4-21-25	105	107
4.450%, 3-3-26	150	157
3.500%, 4-19-26	325	329
4.250%, 10-22-26	251	258
3.248%, 10-21-27	705	691
4.183%, 11-25-27	805	819
Bank of New York Mellon Corp. (The),
2.200%, 8-16-23	400	389
BB&T Corp.,
3.750%, 12-6-23	150	156
Citibank N.A.,
3.400%, 7-23-21	400	405
Huntington National Bank,
3.550%, 10-6-23	250	256
U.S. Bancorp,
3.150%, 4-27-27	390	392
Wells Fargo & Co.:
2.600%, 7-22-20	116	116
2.550%, 12-7-20	205	204
2.500%, 3-4-21	260	259
3.500%, 3-8-22	346	353
2.625%, 7-22-22	250	248
3.069%, 1-24-23	152	152
3.750%, 1-24-24	300	309
3.000%, 2-19-25	110	109
4.100%, 6-3-26	150	153
3.000%, 10-23-26	310	303
4.300%, 7-22-27	220	229
4.150%, 1-24-29	150	157
5.606%, 1-15-44	178	205
3.900%, 5-1-45	208	207
4.400%, 6-14-46	255	254
4.750%, 12-7-46	375	393
Wells Fargo Bank N.A.:
2.600%, 1-15-21	250	249
3.625%, 10-22-21	500	510
3.550%, 8-14-23	250	257

		9,580

30	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc.,
4.250%, 9-21-48	$150	$158

Insurance Brokers – 0.2%
Marsh & McLennan Cos., Inc.:
3.875%, 3-15-24	100	104
4.375%, 3-15-29	150	159

		263

Investment Banking & Brokerage – 7.1%
Goldman Sachs Group, Inc. (The):
2.600%, 4-23-20	150	150
2.750%, 9-15-20	100	100
2.625%, 4-25-21	150	149
2.350%, 11-15-21	200	197
5.750%, 1-24-22	350	375
3.000%, 4-26-22	500	500
3.625%, 1-22-23	300	305
3.200%, 2-23-23	340	341
4.000%, 3-3-24	200	206
4.250%, 10-21-25	350	358
3.500%, 11-16-26	150	148
3.850%, 1-26-27	365	367
6.750%, 10-1-37	300	367
5.150%, 5-22-45	200	212
4.750%, 10-21-45	211	225
Morgan Stanley:
2.800%, 6-16-20	550	550
2.500%, 4-21-21	150	149
2.625%, 11-17-21	270	269
2.750%, 5-19-22	245	244
4.100%, 5-22-23	264	271
3.875%, 4-29-24	200	206
3.700%, 10-23-24	330	336
4.000%, 7-23-25	500	515
3.875%, 1-27-26	203	208
4.350%, 9-8-26	482	495
3.950%, 4-23-27	190	190
4.375%, 1-22-47	400	413

		7,846

Life & Health Insurance – 0.5%
Brighthouse Financial, Inc.,
4.700%, 6-22-47	260	207
MetLife, Inc.,
4.600%, 5-13-46	150	163
Prudential Financial, Inc.,
3.935%, 12-7-49	215	208

		578

Multi-Line Insurance – 0.6%
American International Group, Inc.:
3.900%, 4-1-26	280	282
4.200%, 4-1-28	100	102
4.500%, 7-16-44	190	182
4.750%, 4-1-48	100	99

		665

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services – 6.9%
Citigroup, Inc.:
2.650%, 10-26-20	$255	$254
2.700%, 3-30-21	100	100
2.900%, 12-8-21	610	610
4.500%, 1-14-22	300	313
4.400%, 6-10-25	375	389
3.200%, 10-21-26	425	417
4.450%, 9-29-27	175	180
4.125%, 7-25-28	200	201
8.125%, 7-15-39	200	300
4.650%, 7-23-48	300	323
Fidelity National Information Services, Inc.,
3.000%, 8-15-26	150	144
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1-23-30	150	137
JPMorgan Chase & Co.:
2.750%, 6-23-20	375	375
4.400%, 7-22-20	375	384
4.250%, 10-15-20	185	189
2.550%, 10-29-20	150	150
2.550%, 3-1-21	200	199
2.295%, 8-15-21	200	198
4.350%, 8-15-21	150	155
3.250%, 9-23-22	300	304
2.972%, 1-15-23	510	510
2.700%, 5-18-23	230	228
3.875%, 9-10-24	300	308
2.950%, 10-1-26	405	396
4.125%, 12-15-26	140	145
3.625%, 12-1-27	530	527
4.950%, 6-1-45	215	239

		7,675

Property & Casualty Insurance – 0.5%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
4.200%, 8-15-48	100	104
Berkshire Hathaway, Inc.:
2.750%, 3-15-23	322	324
3.125%, 3-15-26	150	152

		580

Regional Banks – 1.0%
Fifth Third Bancorp,
2.875%, 7-27-20	200	200
PNC Bank N.A.:
2.000%, 5-19-20	250	248
2.500%, 1-22-21	250	250
3.500%, 6-8-23	250	257
SunTrust Banks, Inc.,
2.700%, 1-27-22	100	100

		1,055

Specialized Finance – 0.3%
John Deere Capital Corp.,
2.800%, 3-6-23	150	151

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance (Continued)
LYB International Finance B.V.,
4.875%, 3-15-44	$200	$196

		347

Total Financials – 30.3%		33,685
Health Care

Biotechnology – 2.3%
Amgen, Inc.:
2.650%, 5-11-22	100	100
3.625%, 5-22-24	150	154
4.400%, 5-1-45	340	335
4.563%, 6-15-48	150	151
4.663%, 6-15-51	300	303
Biogen, Inc.:
2.900%, 9-15-20	110	110
5.200%, 9-15-45	150	159
Gilead Sciences, Inc.:
2.550%, 9-1-20	708	707
4.750%, 3-1-46	150	157
4.150%, 3-1-47	451	436

		2,612

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
3.550%, 4-1-25	150	148

Health Care Services – 0.2%
Cardinal Health, Inc.,
2.616%, 6-15-22	120	118
Cigna Corp.,
3.875%, 10-15-47	105	94

		212

Health Care Supplies – 1.8%
Abbott Laboratories:
2.900%, 11-30-21	230	231
3.750%, 11-30-26	88	92
4.900%, 11-30-46	340	393
Boston Scientific Corp.,
4.000%, 3-1-28	150	154
Express Scripts Holding Co.:
3.900%, 2-15-22	174	179
4.800%, 7-15-46	150	152
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.150%, 3-15-22	150	153
3.500%, 3-15-25	130	134
4.375%, 3-15-35	250	273
4.625%, 3-15-45	225	258

		2,019

Managed Health Care – 1.5%
Aetna, Inc.,
2.800%, 6-15-23	253	249
Anthem, Inc.:
3.650%, 12-1-27	340	339
4.101%, 3-1-28	100	103

2019	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Managed Health Care (Continued)
UnitedHealth Group, Inc.:
2.700%, 7-15-20	$175	$176
3.500%, 6-15-23	235	242
3.500%, 2-15-24 (A)	175	180
3.750%, 7-15-25	200	209
4.750%, 7-15-45	100	113

		1,611

Pharmaceuticals – 7.2%
AbbVie, Inc.:
2.500%, 5-14-20	130	130
2.300%, 5-14-21	659	651
2.900%, 11-6-22	465	464
3.600%, 5-14-25	150	151
4.500%, 5-14-35	150	147
4.450%, 5-14-46	282	262
4.875%, 11-14-48	175	172
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.450%, 3-15-22	175	176
3.800%, 3-15-25	100	101
4.850%, 6-15-44	190	190
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC),
4.550%, 3-15-35	175	172
Celgene Corp.:
2.875%, 8-15-20	305	305
3.875%, 8-15-25	250	257
3.900%, 2-20-28	150	153
5.000%, 8-15-45	100	105
4.550%, 2-20-48	240	245
Eli Lilly and Co.:
3.100%, 5-15-27	150	151
3.950%, 5-15-47	150	155
3.950%, 3-15-49	300	308
Johnson & Johnson:
2.900%, 1-15-28 (A)	150	149
3.625%, 3-3-37	200	203
3.400%, 1-15-38	135	133
3.700%, 3-1-46	150	152
3.500%, 1-15-48 (A)	150	147
Merck & Co., Inc.:
2.350%, 2-10-22	150	150
2.800%, 5-18-23	270	273
2.750%, 2-10-25	295	295
3.900%, 3-7-39	224	231
Mylan N.V.:
3.950%, 6-15-26	260	248
5.250%, 6-15-46	150	135
Pfizer, Inc.:
3.000%, 9-15-21	300	304
3.600%, 9-15-28	150	156
3.450%, 3-15-29	100	103
4.125%, 12-15-46	250	264
4.200%, 9-15-48	150	161
Walgreens Boots Alliance, Inc.,
3.450%, 6-1-26	450	441

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Zoetis, Inc.,
3.250%, 2-1-23	$150	$152

		7,992

Total Health Care – 13.1%		14,594
Industrials

Aerospace & Defense – 2.7%
General Dynamics Corp.,
3.000%, 5-11-21	300	302
L3 Technologies, Inc.,
4.400%, 6-15-28	100	105
Lockheed Martin Corp.:
2.500%, 11-23-20	100	100
3.550%, 1-15-26	230	237
4.090%, 9-15-52	182	185
Northrop Grumman Corp.:
2.080%, 10-15-20	365	362
2.930%, 1-15-25	175	173
4.030%, 10-15-47	180	178
Rockwell Collins, Inc.,
2.800%, 3-15-22	150	150
United Technologies Corp.:
3.950%, 8-16-25	460	478
4.500%, 6-1-42	301	311
4.625%, 11-16-48	355	378

		2,959

Air Freight & Logistics – 0.2%
FedEx Corp.,
4.950%, 10-17-48	100	103
United Parcel Service, Inc.,
3.750%, 11-15-47	100	96

		199

Construction Machinery & Heavy Trucks – 0.1%
Caterpillar Financial Services Corp.,
2.950%, 2-26-22	109	110

Electrical Components & Equipment – 0.1%
Eaton Corp. (GTD by Eaton Corp. plc),
2.750%, 11-2-22	150	149

Industrial Conglomerates – 2.9%
3M Co.,
4.000%, 9-14-48	142	149
GE Capital International Funding Co.:
3.373%, 11-15-25	200	194
4.418%, 11-15-35	600	556
General Electric Capital Corp.:
2.342%, 11-15-20	400	395
5.300%, 2-11-21	125	129
6.750%, 3-15-32	100	116
5.875%, 1-14-38	560	597
General Electric Co.:
2.700%, 10-9-22	405	398
3.375%, 3-11-24	200	199
4.500%, 3-11-44	312	285

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates (Continued)
Honeywell International, Inc.,
1.850%, 11-1-21	$150	$147

		3,165

Industrial Machinery – 0.1%
Illinois Tool Works, Inc.,
3.900%, 9-1-42	150	158

Railroads – 0.7%
Burlington Northern Santa Fe LLC,
4.050%, 6-15-48	250	258
Union Pacific Corp.:
4.375%, 9-10-38	250	261
4.500%, 9-10-48	250	266

		785

Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.,
4.600%, 6-15-45	130	139

Total Industrials – 6.9%		7,664
Information Technology

Application Software – 0.1%
salesforce.com, Inc.,
3.250%, 4-11-23	150	154

Communications Equipment – 0.7%
Cisco Systems, Inc.:
2.450%, 6-15-20	150	150
2.200%, 2-28-21	150	149
1.850%, 9-20-21	150	147
2.500%, 9-20-26	200	195
5.900%, 2-15-39	100	132

		773

Data Processing & Outsourced Services – 1.1%
Fiserv, Inc.,
4.200%, 10-1-28 (B)	100	103
MasterCard, Inc.,
3.375%, 4-1-24	100	103
Visa, Inc.:
2.200%, 12-14-20	450	448
2.800%, 12-14-22	100	101
3.150%, 12-14-25	150	153
4.300%, 12-14-45	313	346

		1,254

IT Consulting & Other Services – 0.8%
IBM Credit LLC,
2.650%, 2-5-21	300	300
International Business Machines Corp.:
2.500%, 1-27-22	300	297
3.625%, 2-12-24	235	242

		839

Semiconductor Equipment – 0.2%
Applied Materials, Inc.,
4.350%, 4-1-47	100	105

32	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductor Equipment (Continued)
Lam Research Corp.,
3.750%, 3-15-26	$100	$102

		207

Semiconductors – 2.5%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1-15-22	500	498
3.625%, 1-15-24	150	150
3.875%, 1-15-27	200	191
Intel Corp.:
2.450%, 7-29-20	380	379
3.300%, 10-1-21	150	153
2.875%, 5-11-24	200	202
3.734%, 12-8-47	100	101
QUALCOMM, Inc.:
2.600%, 1-30-23	330	327
3.250%, 5-20-27	210	205
4.800%, 5-20-45	200	204
4.300%, 5-20-47	110	105
Texas Instruments, Inc.,
4.150%, 5-15-48	250	270

		2,785

Systems Software – 5.8%
Microsoft Corp.:
2.000%, 8-8-23	150	147
2.875%, 2-6-24	350	354
3.125%, 11-3-25	585	599
2.400%, 8-8-26	280	272
3.300%, 2-6-27	250	257
4.100%, 2-6-37	450	490
3.700%, 8-8-46	600	614
4.250%, 2-6-47	190	212
4.000%, 2-12-55	150	157
3.950%, 8-8-56 (A)	300	313
4.500%, 2-6-57	300	346
Oracle Corp.:
1.900%, 9-15-21	175	172
2.500%, 5-15-22	300	299
2.500%, 10-15-22	350	348
2.400%, 9-15-23	642	632
2.950%, 11-15-24	150	150
2.950%, 5-15-25	100	100
2.650%, 7-15-26	530	513
3.800%, 11-15-37	250	250
4.000%, 7-15-46	130	131
4.000%, 11-15-47	100	101

		6,457

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.:
2.250%, 2-23-21	400	398
2.850%, 5-6-21	222	224
2.400%, 5-3-23	400	396
3.000%, 2-9-24	360	365
2.850%, 5-11-24	300	301
3.250%, 2-23-26	150	153
3.350%, 2-9-27	348	355
3.200%, 5-11-27	200	202

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals (Continued)
3.850%, 5-4-43	$150	$152
3.450%, 2-9-45	350	334
4.650%, 2-23-46	470	532
3.750%, 11-13-47	300	300
Hewlett Packard Enterprise Co.:
3.600%, 10-15-20 (B)	150	151
6.350%, 10-15-45 (B)	250	262

		4,125

Total Information Technology – 14.9%		16,594
Materials

Diversified Chemicals – 1.0%
Dow Chemical Co. (The):
4.250%, 11-15-20	100	102
4.125%, 11-15-21	120	123
DowDuPont, Inc.:
4.205%, 11-15-23	400	418
4.493%, 11-15-25	250	267
5.419%, 11-15-48	110	125
Eastman Chemical Co.,
4.650%, 10-15-44	150	147

		1,182

Paper Packaging – 0.2%
International Paper Co.,
3.000%, 2-15-27	200	193

Specialty Chemicals – 0.5%
LYB International Finance II B.V.,
3.500%, 3-2-27	100	96
Sherwin-Williams Co. (The):
2.750%, 6-1-22	100	99
3.450%, 6-1-27	200	197
4.500%, 6-1-47	182	180

		572

Total Materials – 1.7%		1,947
Real Estate

Office REITs – 0.1%
Boston Properties L.P.,
4.500%, 12-1-28	150	160

Specialized REITs – 0.3%
Crown Castle International Corp.:
5.250%, 1-15-23	150	161
3.150%, 7-15-23	150	150

		311

Total Real Estate – 0.4%		471
Utilities

Electric Utilities – 0.9%
Duke Energy Corp.:
2.650%, 9-1-26	100	95
3.750%, 9-1-46	150	141

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
FirstEnergy Corp., Series C,
4.850%, 7-15-47	$150	$161
MidAmerican Energy Co.,
4.250%, 7-15-49	100	107
MidAmerican Energy Holdings Co.,
6.125%, 4-1-36	160	201
Southern Co. (The):
2.950%, 7-1-23	150	149
4.400%, 7-1-46	100	101

		955

Multi-Utilities – 0.1%
Sempra Energy,
3.400%, 2-1-28	150	145

Total Utilities – 1.0%		1,100

TOTAL CORPORATE DEBT SECURITIES – 98.7%		$109,758
(Cost: $108,992)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.710%, 4-5-19 (C)	157	157

Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (D)(E)	497	497

TOTAL SHORT-TERM SECURITIES – 0.5%		$654
(Cost: $654)

TOTAL INVESTMENT SECURITIES – 99.2%		$110,412
(Cost: $109,646)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		881

NET ASSETS – 100.0%		$111,293

2019	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $513 are on loan.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$109,758	$—
Short-Term Securities	497	157	—
Total	$497	$109,915	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2019 (UNAUDITED)

Asset Allocation

Stocks	99.6%
Industrials	23.1%
Consumer Staples	22.3%
Financials	12.0%
Materials	10.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Energy	3.6%
Information Technology	1.9%
Utilities	1.8%
Real Estate	1.8%
Communication Services	1.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.4%

Top 10 Equity Holdings

Company	Sector	Industry
Roper Industries, Inc.	Industrials	Electrical Components & Equipment
Air Products and Chemicals, Inc.	Materials	Industrial Gases
McCormick & Co., Inc.	Consumer Staples	Food Distributors
Lowe’s Co., Inc.	Consumer Discretionary	Home Improvement Retail
Automatic Data Processing, Inc.	Information Technology	Data Processing & Outsourced Services
Dover Corp.	Industrials	Industrial Machinery
Genuine Parts Co.	Consumer Discretionary	Distributors
Ecolab, Inc.	Materials	Specialty Chemicals
Brown-Forman Corp., Class B	Consumer Staples	Distillers & Vintners
Stanley Black & Decker, Inc.	Industrials	Industrial Machinery

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.6%
AT&T, Inc.	206	$6,459

Total Communication Services – 1.6%		6,459
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.7%
V.F. Corp.	76	6,572

Distributors – 1.9%
Genuine Parts Co.	66	7,390

General Merchandise Stores – 1.8%
Target Corp.	89	7,164

Home Furnishings – 1.7%
Leggett & Platt, Inc.	159	6,718

Home Improvement Retail – 1.9%
Lowe’s Co., Inc.	69	7,516

Restaurants – 1.7%
McDonalds Corp.	34	6,387

Total Consumer Discretionary – 10.7%		41,747
Consumer Staples

Agricultural Products – 1.6%
Archer Daniels Midland Co.	144	6,225

Distillers & Vintners – 1.8%
Brown-Forman Corp., Class B	138	7,293

Drug Retail – 1.4%
Walgreen Co.	88	5,591

Food Distributors – 3.7%
McCormick & Co., Inc.	51	7,634
Sysco Corp.	101	6,729

		14,363

Household Products – 5.3%
Clorox Co. (The)	42	6,780
Colgate-Palmolive Co.	101	6,945
Procter & Gamble Co. (The)	67	6,954

		20,679

Hypermarkets & Super Centers – 1.6%
Wal-Mart Stores, Inc.	64	6,249

Packaged Foods & Meats – 1.7%
Hormel Foods Corp.	152	6,785

Personal Products – 1.8%
Kimberly-Clark Corp.	57	7,007

COMMON STOCKS (Continued)	Shares	Value
Soft Drinks – 3.4%
Coca-Cola Co. (The)	132	$6,193
PepsiCo, Inc.	58	7,053

		13,246

Total Consumer Staples – 22.3%		87,438
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	56	6,840

Oil & Gas Exploration & Production – 1.8%
Exxon Mobil Corp.	88	7,132

Total Energy – 3.6%		13,972
Financials

Asset Management & Custody Banks – 3.4%
Franklin Resources, Inc.	201	6,666
T. Rowe Price Group, Inc.	67	6,723

		13,389

Financial Exchanges & Data – 1.8%
S&P Global, Inc.	33	7,037

Life & Health Insurance – 1.7%
Aflac, Inc.	133	6,658

Property & Casualty Insurance – 3.5%
ACE Ltd.	48	6,667
Cincinnati Financial Corp.	80	6,843

		13,510

Regional Banks – 1.6%
People’s United Financial, Inc.	384	6,318

Total Financials – 12.0%		46,912
Health Care

Health Care Equipment – 3.3%
Becton Dickinson & Co.	26	6,538
Medtronic plc	72	6,581

		13,119

Health Care Services – 1.6%
Cardinal Health, Inc.	130	6,254

Health Care Supplies – 1.8%
Abbott Laboratories	89	7,110

Pharmaceuticals – 3.3%
AbbVie, Inc.	73	5,914
Johnson & Johnson	50	6,936

		12,850

Total Health Care – 10.0%		39,333

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 3.4%
General Dynamics Corp.	37	$6,246
United Technologies Corp.	55	7,029

		13,275

Building Products – 1.9%
A. O. Smith Corp.	136	7,242

Construction Machinery & Heavy Trucks – 1.6%
Caterpillar, Inc.	47	6,433

Diversified Support Services – 1.8%
Cintas Corp.	35	6,979

Electrical Components & Equipment – 3.7%
Emerson Electric Co.	100	6,845
Roper Industries, Inc.	23	7,734

		14,579

Industrial Conglomerates – 1.7%
3M Co.	33	6,802

Industrial Machinery – 7.3%
Dover Corp.	80	7,466
Illinois Tool Works, Inc.	48	6,909
Pentair, Inc.	156	6,934
Stanley Black & Decker, Inc.	53	7,258

		28,567

Trading Companies & Distributors – 1.7%
W.W. Grainger, Inc.	22	6,626

Total Industrials – 23.1%		90,503
Information Technology

Data Processing & Outsourced Services – 1.9%
Automatic Data Processing, Inc.	47	7,471

Total Information Technology – 1.9%		7,471
Materials

Industrial Gases – 3.8%
Air Products and Chemicals, Inc.	40	7,690
Praxair, Inc.	40	7,046

		14,736

Specialty Chemicals – 5.4%
Ecolab, Inc.	41	7,324
PPG Industries, Inc.	62	6,959
Sherwin-Williams Co. (The)	16	6,955

		21,238

Steel – 1.6%
Nucor Corp.	111	6,467

Total Materials – 10.8%		42,441

36	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Retail REITs – 1.8%
Federal Realty Investment Trust	50	$6,858

Total Real Estate – 1.8%		6,858
Utilities

Multi-Utilities – 1.8%
Consolidated Edison, Inc.	81	6,883

Total Utilities – 1.8%		6,883

TOTAL COMMON STOCKS – 99.6%		$390,017
(Cost: $348,167)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19 (A)	$379	$379

TOTAL SHORT-TERM SECURITIES – 0.1%		$379
(Cost: $379)

TOTAL INVESTMENT SECURITIES – 99.7%		$390,396
(Cost: $348,546)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,146

NET ASSETS – 100.0%		$391,542

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$390,017	$—	$—
Short-Term Securities	—	379	—
Total	$390,017	$379	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	37

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund		Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
ASSETS
Investments in unaffiliated securities at value+^	$59,116		$102,666		$136,841		$110,412		$390,396
Investments at Value	59,116		102,666		136,841		110,412		390,396
Cash	—		—		1		1		1
Cash denominated in foreign currencies at value+	—		224		—		—		—
Restricted cash	374		—		—		—		—
Investment securities sold receivable	—		2,452		—		2,174		—
Dividends and interest receivable	1,062		271		207		1,037		755
Capital shares sold receivable	169		62		185		218		738
Receivable from affiliates	126		162		97		98		311
Receivable from securities lending income — net	—		2		1		—	*	—	*
Variation margin receivable	107		—		—		—		—
Prepaid and other assets	61		59		62		60		74
Total Assets	61,015		105,898		137,394		114,000		392,275

LIABILITIES
Cash collateral on securities loaned at value	—		784		4,248		497		—
Investment securities purchased payable	—		2,103		—		1,906		—
Capital shares redeemed payable	31		99		160		256		520
Independent Trustees and Chief Compliance Officer fees payable	—	*	1		1		1		4
Overdraft due to custodian	26		555		—		—		—
Distribution and service fees payable	—	*	—	*	—	*	—	*	—	*
Shareholder servicing payable	10		12		19		17		48
Investment management fee payable	3		4		4		2		11
Accounting services fee payable	4		4		6		4		11
Other liabilities	9		27		50		24		139
Total Liabilities	83		3,589		4,488		2,707		733
Total Net Assets	$60,932		$102,309		$132,906		$111,293		$391,542

NET ASSETS
Capital paid in (shares authorized – unlimited)	$62,676		$96,784		$127,073		$111,918		$353,673
Accumulated earnings gain (loss)	(1,744)		5,525		5,833		(625)		37,869
Total Net Assets	$60,932		$102,309		$132,906		$111,293		$391,542

CAPITAL SHARES OUTSTANDING:
Class A	321		1,273		216		308		179
Class E	114		121		93		124		163
Class I	5,701		4,410		9,029		10,609		25,080
Class N	100		2,933		2,948		100		7,165
Class R	103		200		80		103		80

NET ASSET VALUE PER SHARE:
Class A	$9.61		$11.44		$10.74		$9.90		$11.98
Class E	$9.61		$11.45		$10.74		$9.90		$11.99
Class I	$9.61		$11.45		$10.75		$9.90		$11.99
Class N	$9.61		$11.45		$10.75		$9.90		$11.99
Class R	$9.61		$11.44		$10.74		$9.89		$11.98

+COST
Investments in unaffiliated securities at cost	$59,387		$96,538		$128,193		$109,646		$348,546
Cash denominated in foreign currencies at cost	—		225		—		—		—
^Securities loaned at value	—		919		6,201		513		—

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2019

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

(In thousands)	Ivy ProShares Interest Rate Hedged High Yield Index Fund	Ivy ProShares MSCI ACWI Index Fund	Ivy ProShares Russell 2000 Dividend Growers Index Fund	Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$1,141	$1,849	$—		$4,719
Foreign dividend withholding tax	—	(49)	—	—		—
Interest and amortization from unaffiliated securities	1,770	2	1	1,560		4
Foreign interest withholding tax	—	— *	—	—		—
Securities lending income — net	—	15	19	1		1
Total Investment Income	1,770	1,109	1,869	1,561		4,724

EXPENSES
Investment management fee	135	221	263	85		640
Distribution and service fees:
Class A	4	17	2	4		3
Class E	1	2	1	2		2
Class R	2	5	2	2		2
Shareholder servicing:
Class A	1	7	2	—	*	1
Class E	— *	1	1	—	*	1
Class I	40	41	84	65		228
Class N	— *	2	2	—	*	5
Class R	1	3	1	1		1
Registration fees	39	40	42	39		49
Custodian fees	3	18	8	2		13
Independent Trustees and Chief Compliance Officer fees	1	2	3	2		8
Accounting services fee	21	27	33	25		64
Professional fees	34	41	23	25		23
Listing, data and related fees	17	72	42	10		150
Other	11	8	22	14		44
Total Expenses	310	507	531	276		1,234
Less:
Expenses in excess of limit	(126)	(162)	(97)	(98)		(311)
Total Net Expenses	184	345	434	178		923
Net Investment Income	1,586	764	1,435	1,383		3,801

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(88)	(673)	(2,450)	(204)		(746)
Futures contracts	(902)	—	—	—		—
Foreign currency exchange transactions	—	2	—	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	154	(2,003)	713	3,100		6,950
Futures contracts	(682)	—	—	—		—
Foreign currency exchange transactions	—	(1)	—	—		—
Net Realized and Unrealized Gain (Loss)	(1,518)	(2,675)	(1,737)	2,896		6,204
Net Increase (Decrease) in Net Assets Resulting from Operations	$68	$(1,911)	$(302)	$4,279		$10,005

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,586	$1,540	$764	$1,427	$1,435	$1,756
Net realized gain (loss) on investments	(990)	468	(671)	(85)	(2,450)	317
Net change in unrealized appreciation (depreciation)	(528)	(253)	(2,004)	5,645	713	6,720
Net Increase (Decrease) in Net Assets Resulting from Operations	68	1,755	(1,911)	6,987	(302)	8,793

Distributions to Shareholders From:
Net investment income:
Class A		(144)		(130)		(18)
Class E		(48)		(15)		(13)
Class I		(1,142)		(541)		(1,166)
Class N		(50)		(373)		(412)
Class R		(43)		(12)		(7)
Net realized gains:
Class A		(15)		(2)		— *
Class E		(5)		— *		— *
Class I		(79)		(5)		(12)
Class N		(5)		(4)		(5)
Class R		(5)		— *		— *
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(118)		(131)		(30)
Class E	(40)		(13)		(16)
Class I	(1,909)		(535)		(1,678)
Class N	(38)		(347)		(571)
Class R	(36)		(16)		(11)
Total Distributions to Shareholders	(2,141)	(1,536)	(1,042)	(1,082)	(2,306)	(1,633)
Capital Share Transactions	17,266	24,892	2,311	42,068	(782)	90,540
Net Increase (Decrease) in Net Assets	15,193	25,111	(642)	47,973	(3,390)	97,700
Net Assets, Beginning of Period	45,739	20,628	102,951	54,978	136,296	38,596
Net Assets, End of Period	$60,932	$45,739	$102,309	$102,951	$132,906	$136,296
Undistributed net investment income		$200		$453		$239

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
(In thousands)	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18	Six months ended 3-31-19 (Unaudited)	Year ended 9-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,383	$2,274	$3,801	$6,468
Net realized gain (loss) on investments	(204)	(1,323)	(746)	310
Net change in unrealized appreciation (depreciation)	3,100	(2,450)	6,950	32,384
Net Increase (Decrease) in Net Assets Resulting from Operations	4,279	(1,499)	10,005	39,162

Distributions to Shareholders From:
Net investment income:
Class A		(73)		(27)
Class E		(28)		(19)
Class I		(1,615)		(3,884)
Class N		(315)		(1,686)
Class R		(19)		(9)
Net realized gains:
Class A		— *		— *
Class E		— *		— *
Class I		(5)		(18)
Class N		(1)		(11)
Class R		— *		— *
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(49)		(41)
Class E	(20)		(33)
Class I	(1,428)		(6,295)
Class N	(18)		(1,903)
Class R	(14)		(18)
Total Distributions to Shareholders	(1,529)	(2,056)	(8,290)	(5,654)
Capital Share Transactions	32,481	23,151	10,544	253,000
Net Increase in Net Assets	35,231	19,596	12,259	286,508
Net Assets, Beginning of Period	76,062	56,466	379,283	92,775
Net Assets, End of Period	$111,293	$76,062	$391,542	$379,283
Undistributed net investment income		$285		$1,009

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	41

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.05	$0.27	$(0.34)	$(0.07)	$(0.27)	$(0.10)	$(0.37)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(5)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	10.05	0.27	(0.34)	(0.07)	(0.27)	(0.10)	(0.37)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(5)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.05	0.28	(0.34)	(0.06)	(0.28)	(0.10)	(0.38)
Year ended 9-30-2018	10.07	0.53	0.00 *	0.53	(0.50)	(0.05)	(0.55)
Year ended 9-30-2017(5)	10.00	0.22	0.00 *	0.22	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.05	0.28	(0.34)	(0.06)	(0.28)	(0.10)	(0.38)
Year ended 9-30-2018	10.07	0.53	0.00 *	0.53	(0.50)	(0.05)	(0.55)
Year ended 9-30-2017(5)	10.00	0.21	0.01	0.22	(0.15)	—	(0.15)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	10.05	0.25	(0.34)	(0.09)	(0.25)	(0.10)	(0.35)
Year ended 9-30-2018	10.07	0.46	0.00 *	0.46	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017(5)	10.00	0.18	0.01	0.19	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

42	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.61	-0.57%	$3	0.90	%(4)	5.66	%(4)	1.26	%(4)	5.30	%(4)	18%
Year ended 9-30-2018	10.05	5.21	3	0.90		5.04		1.30		4.64		33
Year ended 9-30-2017(5)	10.07	2.15	3	0.90	(4)	4.51	(4)	1.00	(4)	4.41	(4)	27	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	9.61	-0.57	1	0.90	(4)	5.67	(4)	1.27	(4)	5.30	(4)	18
Year ended 9-30-2018	10.05	5.21	1	0.90		5.04		1.26		4.68		33
Year ended 9-30-2017(5)	10.07	2.15	1	0.90	(4)	4.51	(4)	0.98	(4)	4.43	(4)	27	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.61	-0.46	55	0.65	(4)	5.93	(4)	1.14	(4)	5.44	(4)	18
Year ended 9-30-2018	10.05	5.48	40	0.65		5.31		1.17		4.79		33
Year ended 9-30-2017(5)	10.07	2.24	15	0.65	(4)	4.86	(4)	0.89	(4)	4.62	(4)	27	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.61	-0.46	1	0.65	(4)	5.91	(4)	0.98	(4)	5.58	(4)	18
Year ended 9-30-2018	10.05	5.48	1	0.65		5.29		1.00		4.94		33
Year ended 9-30-2017(5)	10.07	2.24	1	0.65	(4)	4.76	(4)	0.74	(4)	4.67	(4)	27	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.61	-0.81	1	1.38	(4)	5.18	(4)	1.70	(4)	4.86	(4)	18
Year ended 9-30-2018	10.05	4.70	1	1.37		4.57		1.71		4.23		33
Year ended 9-30-2017(5)	10.07	1.95	1	1.37	(4)	4.04	(4)	1.46	(4)	3.95	(4)	27	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES MSCI ACWI INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$11.81	$0.08	$(0.34)	$(0.26)	$(0.11)	$—		$(0.11)
Year ended 9-30-2018	10.92	0.17	0.84	1.01	(0.12)	—	*	(0.12)
Year ended 9-30-2017(5)	10.00	0.09	0.86	0.95	(0.03)	—		(0.03)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	11.81	0.08	(0.33)	(0.25)	(0.11)	—		(0.11)
Year ended 9-30-2018	10.92	0.19	0.84	1.03	(0.14)	—	*	(0.14)
Year ended 9-30-2017(5)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	11.81	0.09	(0.33)	(0.24)	(0.12)	—		(0.12)
Year ended 9-30-2018	10.92	0.20	0.84	1.04	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	11.82	0.09	(0.34)	(0.25)	(0.12)	—		(0.12)
Year ended 9-30-2018	10.92	0.20	0.85	1.05	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.10	0.86	0.96	(0.04)	—		(0.04)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	11.81	0.05	(0.34)	(0.29)	(0.08)	—		(0.08)
Year ended 9-30-2018	10.91	0.11	0.85	0.96	(0.06)	—	*	(0.06)
Year ended 9-30-2017(5)	10.00	0.06	0.86	0.92	(0.01)	—		(0.01)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

44	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$11.44	-2.19%	$15	0.90	%(4)	1.37	%(4)	1.23	%(4)	1.04	%(4)	13%
Year ended 9-30-2018	11.81	9.27	14	0.90		1.48		1.24		1.14		39
Year ended 9-30-2017(5)	10.92	9.50	10	0.90	(4)	1.79	(4)	1.31	(4)	1.38	(4)	51	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	11.45	-2.12	1	0.75	(4)	1.52	(4)	1.21	(4)	1.06	(4)	13
Year ended 9-30-2018	11.81	9.53	1	0.75		1.61		1.18		1.18		39
Year ended 9-30-2017(5)	10.92	9.56	1	0.75	(4)	1.95	(4)	1.28	(4)	1.42	(4)	51	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	11.45	-2.08	50	0.65	(4)	1.61	(4)	1.05	(4)	1.21	(4)	13
Year ended 9-30-2018	11.81	9.64	51	0.65		1.76		1.09		1.32		39
Year ended 9-30-2017(5)	10.92	9.60	26	0.65	(4)	1.95	(4)	1.18	(4)	1.42	(4)	51	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	11.45	-2.08	34	0.65	(4)	1.61	(4)	0.88	(4)	1.38	(4)	13
Year ended 9-30-2018	11.82	9.64	35	0.65		1.73		0.93		1.45		39
Year ended 9-30-2017(5)	10.92	9.60	16	0.65	(4)	2.16	(4)	1.04	(4)	1.77	(4)	51	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	11.44	-2.43	2	1.40	(4)	0.86	(4)	1.62	(4)	0.64	(4)	13
Year ended 9-30-2018	11.81	8.84	2	1.40		0.94		1.67		0.67		39
Year ended 9-30-2017(5)	10.91	9.20	2	1.39	(4)	1.31	(4)	1.77	(4)	0.93	(4)	51	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.97	$0.10	$(0.15)	$(0.05)	$(0.11)	$(0.07)		$(0.18)
Year ended 9-30-2018	10.44	0.16	0.51	0.67	(0.14)	—	*	(0.14)
Year ended 9-30-2017(5)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	10.97	0.11	(0.16)	(0.05)	(0.11)	(0.07)		(0.18)
Year ended 9-30-2018	10.44	0.17	0.51	0.68	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.97	0.12	(0.15)	(0.03)	(0.12)	(0.07)		(0.19)
Year ended 9-30-2018	10.44	0.19	0.51	0.70	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.97	0.12	(0.15)	(0.03)	(0.12)	(0.07)		(0.19)
Year ended 9-30-2018	10.44	0.20	0.50	0.70	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	10.96	0.08	(0.15)	(0.07)	(0.08)	(0.07)		(0.15)
Year ended 9-30-2018	10.43	0.11	0.51	0.62	(0.09)	—	*	(0.09)
Year ended 9-30-2017(5)	10.00	0.05	0.38	0.43	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

46	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$10.74	-0.47%	$2	0.90	%(4)	1.92	%(4)	1.16	%(4)	1.66	%(4)	12%
Year ended 9-30-2018	10.97	6.52	1	0.90		1.55		0.91		1.54		36
Year ended 9-30-2017(5)	10.44	4.55	1	0.90	(4)	1.48	(4)	1.05	(4)	1.33	(4)	12	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	10.74	-0.29	1	0.73	(4)	2.15	(4)	0.99	(4)	1.89	(4)	12
Year ended 9-30-2018	10.97	6.64	1	0.78		1.67		0.91		1.54		36
Year ended 9-30-2017(5)	10.44	4.60	1	0.80	(4)	1.59	(4)	1.03	(4)	1.36	(4)	12	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	10.75	-0.26	97	0.65	(4)	2.19	(4)	0.84	(4)	2.00	(4)	12
Year ended 9-30-2018	10.97	6.79	97	0.65		1.82		0.83		1.64		36
Year ended 9-30-2017(5)	10.44	4.65	33	0.65	(4)	1.98	(4)	0.94	(4)	1.69	(4)	12	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	10.75	-0.26	32	0.65	(4)	2.19	(4)	0.67	(4)	2.17	(4)	12
Year ended 9-30-2018	10.97	6.79	36	0.65		1.93		0.66		1.92		36
Year ended 9-30-2017(5)	10.44	4.65	3	0.65	(4)	2.08	(4)	0.79	(4)	1.94	(4)	12	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	10.74	-0.71	1	1.40	(4)	1.49	(4)	1.41	(4)	1.48	(4)	12
Year ended 9-30-2018	10.96	6.05	1	1.40		1.05		1.40		1.05		36
Year ended 9-30-2017(5)	10.43	4.30	1	1.39	(4)	0.98	(4)	1.52	(4)	0.85	(4)	12	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 BOND INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.62	$0.14	$0.30	$0.44	$(0.16)	$—		$(0.16)
Year ended 9-30-2018	10.09	0.27	(0.50)	(0.23)	(0.24)	—	*	(0.24)
Year ended 9-30-2017(5)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	9.62	0.15	0.29	0.44	(0.16)	—		(0.16)
Year ended 9-30-2018	10.09	0.27	(0.49)	(0.22)	(0.25)	—	*	(0.25)
Year ended 9-30-2017(5)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.62	0.16	0.29	0.45	(0.17)	—		(0.17)
Year ended 9-30-2018	10.10	0.30	(0.51)	(0.21)	(0.27)	—	*	(0.27)
Year ended 9-30-2017(5)	10.00	0.12	0.07	0.19	(0.09)	—		(0.09)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.62	0.16	0.29	0.45	(0.17)	—		(0.17)
Year ended 9-30-2018	10.10	0.29	(0.50)	(0.21)	(0.27)	—	*	(0.27)
Year ended 9-30-2017(5)	10.00	0.11	0.08	0.19	(0.09)	—		(0.09)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.62	0.12	0.29	0.41	(0.14)	—		(0.14)
Year ended 9-30-2018	10.09	0.22	(0.50)	(0.28)	(0.19)	—	*	(0.19)
Year ended 9-30-2017(5)	10.00	0.08	0.07	0.15	(0.06)	—		(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

48	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$9.90	4.57%	$3	0.65	%(4)	3.02	%(4)	0.73	%(4)	2.94	%(4)	12%
Year ended 9-30-2018	9.62	-2.26	3	0.65		2.73		0.70		2.68		79
Year ended 9-30-2017(5)	10.09	1.69	3	0.65	(4)	2.34	(4)	—		—		45	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	4.70	1	0.60	(4)	3.07	(4)	0.75	(4)	2.92	(4)	12
Year ended 9-30-2018	9.62	-2.22	1	0.60		2.79		0.69		2.70		79
Year ended 9-30-2017(5)	10.09	1.71	1	0.60	(4)	2.39	(4)	0.64	(4)	2.35	(4)	45	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	4.81	105	0.40	(4)	3.27	(4)	0.64	(4)	3.03	(4)	12
Year ended 9-30-2018	9.62	-2.02	70	0.40		3.02		0.60		2.82		79
Year ended 9-30-2017(5)	10.10	1.78	34	0.40	(4)	2.65	(4)	0.54	(4)	2.51	(4)	45	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	9.90	4.81	1	0.40	(4)	3.27	(4)	0.49	(4)	3.18	(4)	12
Year ended 9-30-2018	9.62	-2.11	1	0.40		2.95		0.45		2.90		79
Year ended 9-30-2017(5)	10.10	1.88	17	0.34	(4)	2.62	(4)	—		—		45	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	9.89	4.33	1	1.15	(4)	2.52	(4)	1.22	(4)	2.45	(4)	12
Year ended 9-30-2018	9.62	-2.76	1	1.15		2.23		1.19		2.19		79
Year ended 9-30-2017(5)	10.09	1.50	1	1.13	(4)	1.85	(4)	—		—		45	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$11.96	$0.10	$0.16	$0.26	$(0.12)	$(0.12)		$(0.24)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.08	0.56	0.64	(0.02)	—		(0.02)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	11.96	0.10	0.17	0.27	(0.12)	(0.12)		(0.24)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.08	0.56	0.64	(0.02)	—		(0.02)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	11.96	0.12	0.17	0.29	(0.14)	(0.12)		(0.26)
Year ended 9-30-2018	10.62	0.24	1.30	1.54	(0.20)	—	*	(0.20)
Year ended 9-30-2017(5)	10.00	0.09	0.56	0.65	(0.03)	—		(0.03)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	11.96	0.12	0.17	0.29	(0.14)	(0.12)		(0.26)
Year ended 9-30-2018	10.62	0.25	1.29	1.54	(0.20)	—	*	(0.20)
Year ended 9-30-2017(5)	10.00	0.09	0.56	0.65	(0.03)	—		(0.03)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	11.95	0.07	0.17	0.24	(0.09)	(0.12)		(0.21)
Year ended 9-30-2018	10.62	0.15	1.29	1.44	(0.11)	—	*	(0.11)
Year ended 9-30-2017(5)	10.00	0.05	0.57	0.62	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

50	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2019 (unaudited)	$11.98	2.36%	$2	0.75	%(4)	1.83	%(4)	0.91	%(4)	1.67	%(4)	13%
Year ended 9-30-2018	11.96	14.29	2	0.75		1.87		0.81		1.81		27
Year ended 9-30-2017(5)	10.62	6.39	1	0.75	(4)	1.63	(4)	0.86	(4)	1.52	(4)	4	(6)
Class E Shares
Six-month period ended 3-31-2019 (unaudited)	11.99	2.44	2	0.75	(4)	1.85	(4)	0.95	(4)	1.65	(4)	13
Year ended 9-30-2018	11.96	14.29	1	0.75		1.87		0.76		1.86		27
Year ended 9-30-2017(5)	10.62	6.39	1	0.75	(4)	1.64	(4)	0.81	(4)	1.58	(4)	4	(6)
Class I Shares
Six-month period ended 3-31-2019 (unaudited)	11.99	2.57	301	0.50	(4)	2.08	(4)	0.70	(4)	1.88	(4)	13
Year ended 9-30-2018	11.96	14.56	282	0.50		2.14		0.65		1.99		27
Year ended 9-30-2017(5)	10.62	6.49	87	0.50	(4)	1.97	(4)	0.72	(4)	1.75	(4)	4	(6)
Class N Shares
Six-month period ended 3-31-2019 (unaudited)	11.99	2.58	86	0.50	(4)	2.08	(4)	0.55	(4)	2.03	(4)	13
Year ended 9-30-2018	11.96	14.56	93	0.49		2.17		—		—		27
Year ended 9-30-2017(5)	10.62	6.49	3	0.50	(4)	1.89	(4)	0.57	(4)	1.82	(4)	4	(6)
Class R Shares
Six-month period ended 3-31-2019 (unaudited)	11.98	2.19	1	1.27	(4)	1.31	(4)	1.31	(4)	1.27	(4)	13
Year ended 9-30-2018	11.95	13.61	1	1.26		1.35		—		—		27
Year ended 9-30-2017(5)	10.62	6.20	1	1.29	(4)	1.09	(4)	1.35	(4)	1.03	(4)	4	(6)

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2019 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares MSCI ACWI Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (each, a “Fund”) are five series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class E, Class I, Class N and Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class I, Class N and Class R shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, E and R have a distribution and service plan. Class I shares and Class N shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

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Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

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New Rule Issuance. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended March 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

In August 2018, U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of March 31, 2019, required modified disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued,

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pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which values are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities or equity prices.

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Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2019, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

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Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy ProShares Interest Rate Hedged High Yield Index Fund invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2019:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate		$—	Unrealized depreciation on futures contracts*	$400

*

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2019.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2019:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$(902)	$—	$—	$(902)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2019:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$(682)	$—	$—	$(682)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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During the period ended March 31, 2019, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—	$36,340	$—	$—	$—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $5,000M	Over $5,000M
Ivy ProShares Interest Rate Hedged High Yield Index Fund	0.50%	0.48%	0.46%	0.45%
Ivy ProShares MSCI ACWI Index Fund	0.45	0.43	0.41	0.40
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0.40	0.38	0.36	0.35
Ivy ProShares S&P 500 Bond Index Fund	0.20	0.18	0.16	0.15
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0.35	0.33	0.31	0.30

IICO has entered into a Subadvisory Agreement with the following entity on behalf of the Funds:

Under an agreement between IICO and ProShare Advisors LLC (“ProShare Advisors”), ProShare Advisors serves as subadviser to the Funds. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

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Listing, Data and Related Fees The Funds may incur costs relating to their initial and ongoing listing on an exchange. Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, data and related fees”.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2019, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions		CDSC			Commissions Paid(1)
			Class A		Class E
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	*	$—	*	$—	$—
Ivy ProShares MSCI ACWI Index Fund	10		1		—	9
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	*	—		—	—	*
Ivy ProShares S&P 500 Bond Index Fund	—	*	—		—	—	*
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	1		—		—	1

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2019 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Interest Rate Hedged High Yield Index Fund	All Classes	Contractual	4-20-2017	1-31-2020	N/A	$85	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2020	0.90%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2020	0.90%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2020	0.65%	$40		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	0.65%	$—	*	Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	Not to exceed Class I	$—		N/A

2019	SEMIANNUAL REPORT	59

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares MSCI ACWI Index Fund	All Classes	Contractual	4-20-2017	1-31-2020	N/A	$108	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2020	0.90%	$7		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2020	0.75%	$2		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2020	0.65%	$43		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	0.65%	$2		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	Not to exceed Class I	$—		N/A
Ivy ProShares Russell 2000 Dividend Growers Index Fund	All Classes	Contractual	4-20-2017	1-31-2020	N/A	$5	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2020	0.90%	$2		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2020	0.73%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2020	0.65%	$87		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	0.65%	$2		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	Not to exceed Class I	$—		N/A
Ivy ProShares S&P 500 Bond Index Fund	All Classes	Contractual	4-20-2017	1-31-2020	N/A	$31	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2020	0.65%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2020	0.60%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2020	0.40%	$67		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	0.40%	$—	*	Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	Not to exceed Class I	$—		N/A
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	All Classes	Contractual	4-20-2017	1-31-2020	N/A	$73	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2020	0.75%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2020	0.75%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2020	0.50%	$231		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	0.50%	$5		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2020	Not to exceed Class I	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class A, Class E, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2019 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund

60	SEMIANNUAL REPORT	2019

Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2019.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$24,595	$—	$9,439
Ivy ProShares MSCI ACWI Index Fund	—	14,878	—	12,664
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	15,511	—	17,193
Ivy ProShares S&P 500 Bond Index Fund	—	42,204	—	10,325
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	54,746	—	49,359

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. Dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2019 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy ProShares MSCI ACWI Index Fund	$919	$784	$183	$967
Ivy ProShares Russell 2000 Dividend Growers Index Fund	6,201	4,248	2,122	6,370
Ivy ProShares S&P 500 Bond Index Fund	513	497	28	525

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2019	SEMIANNUAL REPORT	61

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy ProShares Interest Rate Hedged High Yield Index Fund							Ivy ProShares MSCI ACWI Index Fund
	Six months ended 3-31-19 (Unaudited)				Year ended 9-30-18			Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares		Value		Shares		Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	14		$136		7		$68	129	$1,407	420	$4,813
Class E	10		90		3		32	8	93	12	138
Class I	2,227		21,465		2,941		29,251	874	9,479	2,516	28,928
Class N	—		—		—		—	239	2,604	1,990	22,724
Class R	3		26		—		—	—	—	199	2,260
Shares issued in reinvestment of distributions to shareholders:
Class A	—	*	4		—	*	1	5	52	3	41
Class E	—	*	3		—	*	1	— *	2	— *	1
Class I	171		1,631		84		831	29	318	19	222
Class N	—		—		—		—	32	346	32	366
Class R	—	*	1		—		—	—	—	—	—
Shares redeemed:
Class A	—	*	(6)		—	*	(1)	(76)	(834)	(78)	(891)
Class E	—	*	—	*	(1)		(5)	(1)	(9)	(1)	(10)
Class I	(637)		(6,084)		(531)		(5,286)	(786)	(8,636)	(620)	(7,180)
Class N	—		—		—		—	(230)	(2,511)	(612)	(7,076)
Class R	—	*	—	*	—		—	—	—	(201)	(2,268)
Net increase	1,788		$17,266		2,503		$24,892	223	$2,311	3,679	$42,068

	Ivy ProShares Russell 2000 Dividend Growers Index Fund				Ivy ProShares S&P 500 Bond Index Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18		Six months ended 3-31-19 (Unaudited)			Year ended 9-30-18
	Shares	Value	Shares	Value	Shares		Value	Shares	Value
Shares issued from sale of shares:
Class A	93	$972	12	$133	10		$92	5	$49
Class E	7	72	9	89	3		31	14	133
Class I	1,810	19,032	7,568	78,680	4,837		46,792	5,341	52,685
Class N	44	469	3,536	37,129	—		—	257	2,508
Class R	—	—	—	—	3		30	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	1	9	— *	1	—	*	— *	— *	— *
Class E	— *	2	— *	1	—	*	4	— *	3
Class I	123	1,288	70	746	125		1,192	114	1,108
Class N	54	570	39	407	—		—	29	289
Class R	—	—	—	—	—	*	— *	—	—
Shares redeemed:
Class A	(10)	(109)	(1)	(12)	(3)		(33)	(3)	(34)
Class E	(1)	(5)	(3)	(32)	—		—	(2)	(16)
Class I	(1,726)	(18,299)	(1,949)	(20,718)	(1,634)		(15,626)	(1,607)	(15,634)
Class N	(450)	(4,783)	(557)	(5,884)	—		—	(1,838)	(17,940)
Class R	—	—	—	—	—	*	(1)	—	—
Net increase (decrease)	(55)	$(782)	8,724	$90,540	3,341		$32,481	2,310	$23,151

*	Not shown due to rounding.

62	SEMIANNUAL REPORT	2019

	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
	Six months ended 3-31-19 (Unaudited)		Year ended 9-30-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	23	$263	81	$909
Class E	45	504	42	465
Class I	5,589	63,594	19,803	222,882
Class N	229	2,605	10,607	115,896
Class R	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	1	11	1	6
Class E	1	14	— *	5
Class I	449	5,075	243	2,799
Class N	168	1,902	147	1,685
Class R	—	—	—	—
Shares redeemed:
Class A	(16)	(182)	(36)	(398)
Class E	(4)	(42)	(5)	(54)
Class I	(4,488)	(51,282)	(4,686)	(53,869)
Class N	(1,041)	(11,918)	(3,220)	(37,326)
Class R	—	—	—	—
Net increase	956	$10,544	22,977	$253,000

*	Not shown due to rounding.

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$59,414	$945	$1,243	$(298)
Ivy ProShares MSCI ACWI Index Fund	96,959	11,638	5,931	5,707
Ivy ProShares Russell 2000 Dividend Growers Index Fund	128,946	13,128	5,233	7,895
Ivy ProShares S&P 500 Bond Index Fund	109,647	1,645	880	765
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	351,591	45,079	6,274	38,805

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$377	$392	$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	500	—	—	75	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	1,069	—	—	—	—
Ivy ProShares S&P 500 Bond Index Fund	286	—	—	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	3,700	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

2019	SEMIANNUAL REPORT	63

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2018 and 2017 were as follows:

	September 30, 2018		September 30, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$1,481	$55	$247	$—
Ivy ProShares MSCI ACWI Index Fund	1,082	—	124	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	1,629	4	73	—
Ivy ProShares S&P 500 Bond Index Fund	2,056	—	232	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	5,654	—	216	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—
Ivy ProShares MSCI ACWI Index Fund	—	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	—
Ivy ProShares S&P 500 Bond Index Fund	1,187	138
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	—

64	SEMIANNUAL REPORT	2019

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2019	SEMIANNUAL REPORT	65

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66	SEMIANNUAL REPORT	2019

THE IVY FUNDS FAMILY	(UNAUDITED)

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund1

1	(formerly known as Ivy IG International Small Cap Fund)

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund2

2	(formerly known as Ivy Cundill Global Value Fund)

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Speciality Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund3

3	(formerly known as Ivy Advantus Real Estate Securities Fund)

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund4

4	(formerly known as Ivy Advantus Bond Fund)

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2019	SEMIANNUAL REPORT	67

SEMIANN-IPS (3-19)

ITEM 2.    CODE OF ETHICS

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

2

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	June 7, 2019

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 7, 2019